UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

Blackstone

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2019

Beginning on January 25, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website. You will be notified by mail each time a report is available, and you will be provided with a website link to access the report.

If you already have elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Distributor or the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 1-855-890-7725 to make such arrangements. Shareholders who hold accounts through an investment advisor, bank, or broker-dealer should contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Distributor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-890-7725 to make such arrangements. For shareholders who hold accounts through an investment advisor, bank, or broker-dealer, please contact your financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your Fund shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Capitalized terms not defined herein have the meanings assigned to them in the Prospectus.

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund (the “Fund”) carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Fund. You can obtain a prospectus and a summary prospectus, from the Fund’s website (www.blackstone.com/bamsf). All investors are urged to carefully read the prospectus and the summary prospectus, in its entirety before investing. Interests in the Fund are offered through Blackstone Advisory Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Investment Advisors LLC, the Fund’s investment adviser (“BAIA” or the “Investment Adviser”).

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - BAIA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub-adviser or security may be incorrect and this may have a negative impact upon performance. Debt Securities Risk - investments in debt securities, such as bonds and certain asset-backed securities involve certain risks which may cause the securities to lose value, including credit risk, extension risk, interest rate risk, prepayment risk, and variable and floating rate instrument risk. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be volatile and illiquid, can subject to counterparty credit risk, and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Equity Securities Risk - there is a risk of loss associated with price fluctuations of equity and preferred securities which change based on a company’s financial condition and overall market and economic environment. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Large Redemption Risk - large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Leverage Risk - use of leverage can produce volatility and may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. Liquidity Risk - some securities held by the Fund, including, but not limited to, restricted, distressed, non-exchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value and if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. Market Risk and Selection Risk - one or more markets in which the Fund invests may go down in value, possibly sharply and unpredictably, affecting the values of individual securities held by the Fund. Mortgage- and Asset-Based Securities Risk - these securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”) and its series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). This report includes portfolio commentary, a listing of the Fund’s investments and the Fund’s audited financial statements. Audited financial statements for the Fund cover the period from April 1, 2018 to March 31, 2019 (the “Reporting Period”).

The Fund’s investment objective is to seek capital appreciation. The Fund seeks this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser” or “BAIA”) determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among a number of affiliated and unaffiliated investment advisory organizations (each, a “Sub-Adviser” and together, the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. BAIA also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments1. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser, subject to the oversight of the Fund’s Board of Trustees. The Investment Adviser is also responsible for recommending the hiring, termination, and replacement of Sub-Advisers. In pursuing the Fund’s investment objective, BAIA focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets.

Fund Performance2

The Reporting Period was comprised of three quarters with very low volatility in capital markets and one quarter punctuated by sharply elevated volatility. The Fund largely weathered the turbulence, mitigating investor exposure to sharp market pullbacks, and provided investors with positive returns in accord with its objective of capital appreciation.

During the Reporting Period, the Fund generated a cumulative return, net of fees and expenses, of 2.76%. Over the same period, the HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned -3.32%; the MSCI World Total Return Index, a measure of global equity market performance, returned 4.61%; the S&P 500 Total Return Index, a measure of U.S. equity market performance, returned 9.50%; and

Becauseof the broadly diversified and low beta nature of the portfolio, the Fund is not expected to participate in the full upside of broader equity and fixed income markets. The indices referenced herein are not benchmarks or targets for the Fund.

[1]

BAIA manages a portion of the Fund’s assets directly. Such investments include allocations to BAIA’s systematic risk premia trading strategy, funds managed by Glenview Capital Management LLC, EJF Capital LLC, Aeolus Capital Management Ltd., opportunistic trades, and hedging. BAIA allocations are subject to change and BAIA’s fees on directly managed assets are not reduced by a payment to a sub-adviser.

[2]

Performance is shown net of the Gross Expense Ratio less waived expenses for Class I shares. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance data above. There can be no assurance that the Fund will achieve its goals or avoid losses.

the Bloomberg Barclays Global Aggregate Bond Index, a measure of investment grade bond performance, returned -0.38%.3

Market and Portfolio Commentary

The Reporting Period was colored by ebbs and flows in the market, beginning with two moderately calm, positive quarters for equity markets that came on the heels of a volatile end to the prior fiscal year. During the quarter ended December 31, 2018, public equity markets sold off considerably, closing down for the calendar year (S&P 500 TR: -4.38%) for the first time since 2008, driven primarily by December’s returns (S&P 500 TR: -9.03%). The market rebounded afterwards, as the S&P 500 had the best 2-month start to a year in roughly three decades4 (+11.48%). In a period punctuated by both historic highs and lows, a number of concerns kept markets in constant flux.

In the U.S., all eyes were on the Federal Reserve (“the Fed”) this year. Just before the fiscal year began, Jerome Powell was sworn in as Chairman, and the Fed penciled in three to four potential interest hikes for 2018 and an additional three for 2019 amid signs of a strengthening economy. As multiple reports throughout the calendar year illustrated, the U.S. economy was humming along, with the U.S. Bureau of Economic Analysis estimating second quarter GDP growth to be 4.1%, the highest reading since 2014. At the same time, the U.S. Bureau of Labor Statistics reported that U.S. inflation increased 2.9% year-over-year. Given both a growing U.S. economy and rising inflation towards the end of 2018, the Fed hiked rates four times and continued to unwind its bond portfolio through open market operations throughout the year. Both of these steps were taken to help rein in U.S. inflation and reload the tools available to the Fed should it need them in the event of an economic downturn.

However, by the end of December 2018, the Fed started changing course as equity markets began to weaken. The last few days of the month were characterized by a crisis of confidence, in part due to data that suggested U.S. growth was beginning to slow. Both the Richmond Fed’s manufacturing activity survey and the Conference Board’s consumer confidence index, considered by some to be leading indicators of the health of U.S. production and the degree of consumer optimism on the state of the U.S. economy, respectively, hit lows during the month. This exacerbated the fears the market had been harboring, and the softening economic data and weakening consumer confidence resulted in a sharp negative turn in the equity markets. In early January, Chairman Powell said that the Fed could afford to be patient and responsive to the economy, suggesting that the Fed would not necessarily have to continue raising rates as had been projected. Combined with a strong jobs report on the same day, this sent a message to the markets that there was still plenty of runway in the expansion, causing the stock market to surge and initiating the quarter’s rebound. By the time the Fed met in March 2019, consensus estimates of monetary policy suggested no rate hikes in 2019, a single hike in 2020, and no hikes in 2021, a marked reversal from just a year ago.

Outside of the U.S., there have been additional indicators that suggested the onset of a global slowdown that could affect U.S. equity markets. Just before the start to the fiscal year, President Trump signed orders to place tariffs of 25% and 10% on imported steel and aluminum, respectively. This action spurred negotiations with a number of the United States’ major trade partners and triggered some nations to respond with their own tariffs, including an in-kind response from China. By the end of the year, the trade war had clearly taken its toll as the People’s Bank of China had already injected nearly ¥2.2 trillion into the economy to stimulate the economy above 6% growth5.

[3]

The volatility of the indices presented may be materially different from that of the performance of the Fund. In addition, the indices employ different investment guidelines and criteria than the Fund; as a result, the holdings in the Fund may differ significantly from the securities that comprise the indices. The indices have not been selected to represent benchmarks for the Fund, but rather are disclosed to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.

[4]	The Wall Street Journal: https://www.wsj.com/articles/global-stocks-slip-after-u-s-north-korea-summit-collapses-11551344796
[5]	Evercore ISI: Taxes, Davos, CCTV & Autos, Currency (January 10th, 2019).

Europe also faced headwinds. While the U.S. posted GDP growth that topped estimates, the European Central Bank (“ECB”) revised growth forecasts lower than previously expected. At the time, President Mario Draghi cited increased global risks such as protectionism and a resulting reduction in global free trade. While the Fed worked to increase the Fed Funds rate to a range of 2.25%-2.50% and control U.S. economic growth, the ECB continued to hold its overnight deposit rate at -0.40% and buy bonds in the open market, effectively attempting to promote growth within the European economy. However, this may not have been enough, as recessionary conditions were evident in Italy and France, and there are indicators that Germany may fall into recession as well6. Additionally, many European leading indicators were at levels not seen since 2012, when Mario Draghi famously said the ECB would do whatever it takes to avoid falling into a recession.

Europe wasn’t alone in its slowing growth, as emerging markets were also a focus for many this year. Emerging markets faced stifling lows towards the end of 2018, ending the calendar year with their worst performance since 2008 (EMBI Global Diversified High Yield Index TR: -6.22%). In Argentina, concerns grew about the government’s ability to repay U.S. dollar denominated debt, as a strengthening dollar, rising inflation, and growing trade tensions all contributed to a plunge in the value of the currency. Likewise in Turkey, the lira weakened as inflation surged in response to the government’s struggle to stabilize the economy amidst high levels of private, foreign-currency denominated debt and a large current account deficit. This reversed sharply in the first quarter of 2019, primarily on the back of the reestablishment of dovish U.S. monetary policy, continued global central bank easing, and momentary de-escalation of trade war tensions between the U.S. and China.

Over the Reporting Period, the Fund’s Equity strategies were the largest contributor to performance (+5.80%7). Quantitative equity market neutral sub-strategies posted strong, consistent, and uncorrelated gains throughout the Reporting Period, even during the recent equity market drawdown. Equity Long/Short sub-strategies also contributed, though they were not without the ebbs and flows that defined the year. The Fund’s Health Care exposures suffered on news of a court in Texas invalidating the Affordable Care Act. However, given the Fund’s ability to be both long and short securities, it has less of a dependence on broader market moves than traditional equity strategies, which can be beneficial when markets or specific sectors trend lower. While the S&P 500 Health Care Index TR suffered in the quarter ended December 31, 2018 (-8.71%), and was only able to partially make up the loss in the quarter ended March 31, 2019 (+6.59%), the Fund was able to capitalize on active management and prudent stock selection in the Health Care sector to make up losses during the same time period. The Fund’s exposures to Financials also ended the year as mild contributors amidst bumpy performance driven by the shifting expectations for monetary policy and oscillating concerns around global growth and the impact of the ongoing trade war.

Credit strategies also contributed strongly to the Fund’s positive performance (+5.39%7). Fixed Income – Asset Backed sub-strategies drove gains, as commercial mortgage backed securities indices tightened throughout the period. The credit markets fluctuated similarly to equity markets during the year, with a similar pattern of de-risking during the quarter ended December 31, 2018 causing spreads to widen, especially in December, followed by a rebound in the quarter ended March 31, 2019, when spreads tightened, resulting in positive attribution. Exposures to collateralized loan obligations followed a similar trend due to spread fluctuation, but had an additional benefit of positive carry that contributed gains. On the other hand, exposure to trust preferred security collateralized debt obligations ended the year as a minor detractor. Finally, high yield and corporate credit finished positively for the year while facing pockets of challenged performance in 2018 due to the dual headwinds of rising U.S. rates and late-cycle credit conditions.

During the Reporting Period, Multi-Asset strategies also collectively posted gains (+2.70%7). Risk Arbitrage sub-strategies, which attempt to exploit pricing inefficiencies caused by corporate events by taking long positions in target companies and selling acquirers short, contributed gains for the year. Heightened levels of acquisition activity over the past year provided ample opportunities for arbitrage, as positions across energy, healthcare, telecommunications, aerospace and defense, and utilities contributed to gains. On the other hand, a set of exposures in the Multi-Strategy sub-strategy faced headwinds, particularly in the quarter ended

[6]	Blackstone’s Joe Zidle: https://www.blackstone.com/insights/article/a-mid-cycle’s-pause
[7]	Sub-strategy performance is shown gross of all fees and expenses. Sub-strategy performance is estimated and unaudited.

December 31, 2018. Long exposure to commodities detracted as crude oil prices fell to levels not seen since 2016 on fears of oversupply. Long exposure to REITS also generated losses, as rising interest rates made REIT yields look less attractive versus other income-bearing alternatives. This same sub-strategy was ultimately able to reverse its losses on the quarter with an explosive start to January, including positive contributions from both high yield positions in the US and Europe, and long equity exposures in emerging markets. Finally, the gains in this sub-strategy were partially offset by overlay equity hedges that suffered during the rising equity market of the quarter ended March 31, 2019. Elsewhere, select exposures to fixed income carry and momentum trades suffered from the previously mentioned turbulence in the quarter ended December 31, 2018.

During the Reporting Period, the Investment Adviser hired Blackstone Real Estate Special Situations Advisors LLC8 (Relative Value strategy) to serve as a Sub-Adviser to the Fund. Also during the Reporting Period, the Investment Adviser terminated two Sub-Advisers to the Fund: Cerebellum GP, LLC (Equity Hedge strategy) and Gracian Capital LLC (Equity Hedge strategy9). Sub-Adviser additions and terminations are normal events in the Investment Adviser’s investment process and result from our dynamic top-down evaluation of the opportunity set for hedge fund strategies as well as the bottom-up evaluation of a Sub-Adviser’s ability to deliver alpha in a given environment. When done well, value may be generated by making the right top-down calls on which asset classes are attractive in a given environment and increasing the Fund’s exposure to those asset classes. For more information on the Fund’s Sub-Advisers, please refer to their profiles available on the Fund’s website (www.bxmix.com).

Looking forward to the remainder of 2019 and into 2020, we anticipate continued volatility and further dispersion among stocks, sectors, and geographies—together, conditions that furnish active Sub-Advisers with potential opportunities to pick winners and losers and generate alpha. In the last two weeks of the fiscal year, the spread between the 10-year and 3-month yield curve inverted for the first time since the Global Financial Crisis, indicating that investors’ expectations for the future were beginning to sour. During the same period, German manufacturing data came in weak, exacerbating fears that unresolved trade disputes were causing a slowdown in Europe’s biggest economy, dragging the German 10-year bund yield below zero for the first time since 201610. Given the rapidly changing global economic environment and several potential threats to investors’ portfolios, we re-iterate the importance of seeking new means of diversification—a gap that alternative investment strategies and nontraditional asset classes could fill. In our view, an actively-managed long/short investment approach, for instance, may reduce a portfolio’s reliance on the overall market’s direction. Additionally, we believe that diversifying, multi-asset strategies, such as Global Macro, may be well-positioned to navigate the challenges presented by divergent Central Bank policy around the world, while quantitative and risk premia-oriented strategies may provide additional differentiation and uncorrelated sources of return.

We maintain conviction in the expertise and opportunity sets for the Fund’s sub-advisory lineup; nonetheless, we continue to manage the portfolio dynamically—allocating to strategies that we deem attractive in the current market environment and reassessing those that face potential headwinds. It is impossible to predict with accuracy what the coming year has in store, but we remain confident that diversified investment strategies which exhibit low market correlation could play an important role in the prudent investor’s portfolio by mitigating downside volatility and affording alpha generation potential.

[8]

Blackstone and its affiliates have financial interests in asset managers. Any allocation by Blackstone to a subsidiary or other affiliate benefits The Blackstone Group L.P. and any redemption or reduction of such allocation would be detrimental to The Blackstone Group L.P., creating potential conflicts of interest in allocation decisions.

[9]	Gracian Capital, LLC served as a non-discretionary sub-adviser, advising the Investment Adviser with a short-only fundamental equity strategy on a non-discretionary basis.
[10]	Reuters: https://www.reuters.com/article/usa-bonds/treasuries-yield-curve-nears-inversion-on-global-growth-fears-idUSL1N2190DU

We are grateful for your choosing to invest with us and for giving us the opportunity to serve you for years to come.

Sincerely,

•	Gideon Berger
•	Min Htoo
•	Robert Jordan
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Note: Effective as of September 21, 2018, David Mehenny no longer serves as Portfolio Manager to the Fund. David is pursuing an opportunity in another business unit at Blackstone and we wish him the best in his new role. The Fund’s six other Portfolio Managers as of March 31, 2019 are remain, as listed above.

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit www.bxmix.com.

Value of a $10,000 Investment Since Inception at Net Asset Value*

None of the indices presented are benchmarks or targets for the Fund.

*	The line graph represents historical performance of a hypothetical investment of $10,000 from Inception (June 16, 2014) to March 31, 2019, assuming the reinvestment of distributions.

Cumulative Total Return

	For the Year Ended March 31, 2019	Since Inception (June 16, 2014)
Class I Shares (“BXMIX”)	2.76%	15.87%
HFRX Global Hedge Fund Index	(3.32)%	(1.21)%
MSCI World Total Return Index	4.61%	38.38%
Bloomberg Barclays Global Aggregate Bond Index	(0.38)%	3.52%

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2019

Geographic Breakdown	Percentage of Total Net Assets
North America	82.0%
Europe	4.2
Asia	3.6
Oceania	1.4
South America	1.4
Middle East	1.3
Africa	0.3
Other[1]	14.0
Securities Sold Short	(21.4)
Other Assets and Liabilities[2]	13.2

Total	100.0%

[1]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[2]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Portfolio Composition	Percentage of Total Net Assets
Mortgage-Backed Securities	27.7%
Common Stock	27.3
Sovereign Debt	12.0
U.S. Treasury Obligations	9.2
Corporate Bonds & Notes	8.4
Investments in Investee Funds	8.3
Asset-Backed Securities	4.8
Preferred Stock	2.8
Bank Debt	1.9
Exchange-Traded Funds	1.9
Short-Term Investment-Money Market Funds	1.4
U.S. Government Sponsored Agency Securities	1.3
Convertible Bonds	0.8
Municipals	0.3
Other[1]	0.1
Warrants	0.0 [2]
Securities Sold Short	(21.4)
Other Assets and Liabilities[3]	13.2

Total	100.0%

[1]	Includes Purchased Options.
[2]	Represents less than 0.1%
[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[1]	Percentage of Total Investments in Securities
AAA/Aaa[2]	10.6%
AA/Aa	1.6
A	0.5
BBB/Baa	6.2
BB/Ba	6.0
B	11.0
CCC/Caa	1.7
CC/Ca	0.2
C	—
D	0.1
Not Rated	24.8
Other[3]	37.3

Total Investments in Securities	100.0%

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the Investment Adviser.
[3]	Includes Common Stock, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2019

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	4.6%
Retail-Discretionary	4.2
Banking	3.3
Medical Equipment & Devices	2.9
Software	2.4
Integrated Oils	1.9
Software & Services	1.9
Gaming, Lodging & Restaurants	1.8
Wireless Telecommunications Services	1.7
Health Care Facilities & Services	1.5
Oil, Gas & Coal	1.5
Exploration & Production	0.9
Real Estate	0.8
Semiconductors	0.7
Utilities	0.7
Advertising & Marketing	0.6
Consumer Products	0.6
Media	0.6
Retail-Consumer Staples	0.6
Specialty Finance	0.6
Hardware	0.5
Automotive	0.4
Electrical Equipment	0.4
Financial Services	0.4
Insurance	0.4
Retail-Consumer Discretionary	0.4
Consumer Finance	0.3
Consumer Services	0.3
Refining & Marketing	0.3
Technology Services	0.3
Aerospace & Defense	0.2
Apparel & Textile Products	0.2
Banks	0.2
Chemicals	0.2
Home & Office Products	0.2
Industrial Other	0.2
Machinery Manufacturing	0.2
Pipeline	0.2
Asset Management	0.1
Commercial Services	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Design, Manufacturing & Distribution	0.1
Distributors-Consumer Staples	0.1
Engineering & Construction Services	0.1
Food & Beverage	0.1

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2019

Industry	Percentage of Total Net Assets
Homebuilders	0.1%
Internet Media	0.1
Machinery	0.1
Managed Care	0.1
Metals & Mining	0.1
Oil & Gas Services	0.1
Passenger Transportation	0.1
Pharmaceuticals	0.1
Recreation Facilities & Services	0.1
Telecommunications	0.1
Transportation & Logistics	0.1
Transportation Equipment	0.1
Coal Operations	0.0	[1]
Commercial Finance	0.0	[1]
Communications	0.0	[1]
Distributors-Discretionary	0.0	[1]
Entertainment Resources	0.0	[1]
Financials	0.0	[1]
Forest & Paper Products	0.0	[1]
Industrial Services	0.0	[1]
Institutional Financial Services	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Manufactured Goods	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Property & Casualty Insurance	0.0	[1]
Publishing & Broadcasting	0.0	[1]
Renewable Energy	0.0	[1]
Restaurants	0.0	[1]
Travel & Lodging	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]
Other[2]	67.1
Securities Sold Short	(21.4)
Other Assets and Liabilities[3]	13.2

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]

Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Limited Partnerships, Investments in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.

[3]

Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A significant portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2019

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 108.2%
COMMON STOCK — 27.3%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd., ADR	18,500	$69,005
Harmony Gold Mining Co. Ltd., ADR (a)	2,700	5,130

		74,135

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	19,100	68,569

Total Africa		142,704

Asia — 0.7%
Automotive — 0.0%
Tata Motors Ltd., ADR (a)	100	1,256

Biotechnology & Pharmaceuticals — 0.5%
Sinovac Biotech Ltd. (a),(d)	200	1,294
Takeda Pharmaceutical Co. Ltd. (c)	813,830	33,328,155

		33,329,449

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc., ADR (a)	60,700	5,468,463
RYB Education, Inc., ADR (a)	2,900	19,140
Tarena International, Inc., ADR	2,600	14,118

		5,501,721

Gaming, Lodging & Restaurants — 0.0%
GreenTree Hospitality Group Ltd., ADR	1,400	19,362
Stars Group, Inc. (The) (a)	200	3,502
Yum China Holdings, Inc. (b)	13,100	588,321

		611,185

Health Care Facilities & Services — 0.0%
Global Cord Blood Corp. (b)	3,429	24,072

Machinery — 0.0%
China Yuchai International Ltd. (b)	3,045	48,263
Hollysys Automation Technologies Ltd. (b)	5,500	115,170

		163,433

Media — 0.1%
Baidu, Inc., ADR (a)	64,000	10,550,400
Leju Holdings Ltd., ADR (a)	800	1,256
Phoenix New Media Ltd., ADR (a)	2,100	8,841

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Sogou, Inc., ADR (a)	2,200	$13,068
Sohu.com Ltd., ADR (a)	500	8,290

		10,581,855

Oil, Gas & Coal — 0.0%
China Petroleum & Chemical Corp., ADR	6,000	477,000
PetroChina Co. Ltd., ADR	400	26,172

		503,172

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd., ADR (b)	600	26,112

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd., ADR (b)	4,000	19,480

Renewable Energy — 0.0%
Highpower International, Inc. (a),(b)	200	580

Retail—Discretionary — 0.0%
Alibaba Group Holding Ltd., ADR (a)	1	182

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	23,300	515,163
Magnachip Semiconductor Corp. (a),(b)	8,000	59,200
Silicon Motion Technology Corp., ADR	100	3,964
United Microelectronics Corp., ADR	35,400	66,552

		644,879

Software — 0.0%
Changyou.com Ltd., ADR (b)	7,700	131,670

Specialty Finance — 0.0%
Hexindai, Inc., ADR	3,700	12,358
Qudian, Inc., ADR (a)	24,400	123,464

		135,822

Technology Services — 0.0%
WNS Holdings Ltd., ADR (a)	7,500	399,525

Telecommunications — 0.0%
21Vianet Group, Inc., ADR (a)	300	2,382
Aspire Holdings LLC, Class A (a),(c)	1,502,082	2
China Mobile Ltd., ADR	100	5,099
China Unicom Hong Kong Ltd., ADR	1,400	17,920
PLDT, Inc., ADR	100	2,167

		27,570

Total Asia		52,101,963

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Europe — 1.1%
Automotive — 0.0%
Garrett Motion, Inc. (a)	100	$1,473

Banking — 0.0%
HSBC Holdings PLC, ADR	18	730

Biotechnology & Pharmaceuticals — 0.9%
Grifols SA, ADR	4,000	80,440
Novartis AG (c)	348,250	33,473,598
Novo Nordisk A/S, B Shares (c)	259,120	13,542,995
Prothena Corp. PLC (a)	10,300	124,939
Roche Holding AG (c)	59,090	16,282,536

		63,504,508

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	15,600	296,244

Consumer Products — 0.0%
Avon Products, Inc. (a)	6,500	19,110
Nomad Foods Ltd. (a),(b)	21,100	431,495
Unilever NV	24	1,399

		452,004

Electrical Equipment — 0.0%
ABB Ltd., ADR	3,700	69,819
nVent Electric plc	11,300	304,874

		374,693

Health Care Facilities & Services — 0.0%
Fresenius Medical Care AG & Co. KGaA, ADR	900	36,477

Insurance — 0.0%
Prudential PLC, ADR	37	1,488

Iron & Steel — 0.0%
Ternium SA, ADR	100	2,722

Machinery — 0.0%
CNH Industrial NV	1,400	14,280

Media — 0.0%
Trivago NV, ADR (a)	5,000	21,600
WPP PLC, ADR	100	5,280

		26,880

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC, ADR (a),(b)	1,700	4,845

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Equinor ASA, ADR	40	$879
Seadrill Ltd. (a),(b)	5,600	46,536

		47,415

Recreation Facilities & Services — 0.0%
Manchester United PLC, Class A (b)	1,600	30,752

Retail—Discretionary — 0.0%
Hudson Ltd., Class A (a),(b)	15,100	207,625

Semiconductors — 0.1%
NXP Semiconductors NV (b),(c)	59,000	5,215,010

Software — 0.1%
InterXion Holding NV (a),(c)	161,552	10,780,365

Specialty Finance — 0.0%
PPDAI Group, Inc., ADR (a)	1,000	3,780

Technology Services — 0.0%
Atento SA (a),(b)	3,000	10,830

Transportation & Logistics — 0.0%
Safe Bulkers, Inc. (a),(b)	18,300	26,718

Utilities — 0.0%
Atlantica Yield PLC	9,700	188,762
Innogy SE (f)	3,277	151,524

		340,286

Total Europe		81,379,125

Middle East — 0.2%
Electrical Equipment — 0.0%
Camtek Ltd. (b)	5,000	44,600

Hardware — 0.0%
Ceragon Networks Ltd. (a),(b)	10,400	37,336
Radware Ltd. (a),(b)	10,300	269,139
Silicom Ltd. (a),(b)	200	7,650

		314,125

Media — 0.0%
Wix.com Ltd. (a),(b)	14,100	1,703,703

Semiconductors — 0.1%
Mellanox Technologies Ltd. (a),(b)	35,200	4,166,272
Tower Semiconductor Ltd. (a),(b)	36,300	601,128

		4,767,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Software — 0.1%
Allot Ltd. (a),(b)	1,200	$9,528
Attunity Ltd. (a),(b)	5,200	121,940
CyberArk Software Ltd. (a),(b)	24,800	2,952,440
Sapiens International Corp. NV (b)	900	13,752

		3,097,660

Total Middle East		9,927,488

North America — 25.3%
Aerospace & Defense — 0.1%
AAR Corp. (b)	1,300	42,263
American Outdoor Brands Corp. (a),(b)	14,700	137,298
Ducommun, Inc. (a),(b)	900	39,168
General Dynamics Corp.	5,600	947,968
HEICO Corp. (b)	2,488	236,036
Hexcel Corp.	6,700	463,372
L3 Technologies, Inc. (b)	2,900	598,473
Lockheed Martin Corp. (b)	21,499	6,453,140

		8,917,718

Apparel & Textile Products — 0.2%
Capri Holdings Ltd.	9,000	411,750
Cherokee, Inc. (a),(b)	100	70
Columbia Sportswear Co. (b)	11,800	1,229,324
Crocs, Inc. (a),(b)	49,800	1,282,350
Culp, Inc. (b)	600	11,538
Hanesbrands, Inc.	52,300	935,124
Movado Group, Inc.	100	3,638
PVH Corp.	2,600	317,070
Ralph Lauren Corp. (b)	8,800	1,141,184
Skechers U.S.A., Inc., Class A (a),(b)	46,800	1,572,948
Unifi, Inc. (a),(b)	1,200	23,220
VF Corp. (b)	73,801	6,414,045
Vince Holding Corp. (a),(b)	306	3,794

		13,346,055

Asset Management — 0.1%
Affiliated Managers Group, Inc. (b)	4,000	428,440
Apollo Investment Corp.	4,099	62,059
Ares Capital Corp. (b)	85,400	1,463,756
BlackRock Capital Investment Corp. (b)	18,900	113,211
BlackRock TCP Capital Corp. (b)	17,500	248,150
Blucora, Inc. (a),(b)	1,300	43,394
Boston Private Financial Holdings, Inc.	400	4,384
BrightSphere Investment Group PLC (b)	13,100	177,636

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Capital Southwest Corp. (b)	200	$4,208
Capitala Finance Corp. (b)	4,000	31,840
E*TRADE Financial Corp. (b)	6,700	311,081
Fidus Investment Corp. (b)	4,200	64,386
Garrison Capital, Inc. (b)	1,300	9,334
Gladstone Capital Corp. (b)	6,300	56,763
Gladstone Investment Corp. (b)	5,300	61,480
Horizon Technology Finance Corp. (b)	2,700	31,833
Invesco Ltd. (b)	12,000	231,720
KKR & Co., Inc., Class A (c)	124,759	2,930,589
LPL Financial Holdings, Inc.	300	20,895
Manning & Napier, Inc. (b)	1,600	3,360
Medallion Financial Corp. (a),(b)	3,600	24,840
Monroe Capital Corp. (b)	2,800	33,992
MVC Capital, Inc. (b)	1,000	9,070
Newtek Business Services Corp. (b)	413	8,111
Oaktree Specialty Lending Corp. (b)	1,600	8,288
Oppenheimer Holdings, Inc., Class A (b)	2,400	62,448
Oxford Square Capital Corp. (b)	7,400	48,100
PennantPark Investment Corp. (b)	12,800	88,448
Solar Capital Ltd. (b)	3,700	77,108
Solar Senior Capital Ltd. (b)	1,800	30,888
Stellus Capital Investment Corp. (b)	3,800	53,770
TCG BDC, Inc.	3,000	43,440
THL Credit, Inc. (b)	7,600	49,856
TriplePoint Venture Growth BDC Corp. (b)	8,000	110,080
Westwood Holdings Group, Inc.	100	3,527
WhiteHorse Finance, Inc. (b)	2,100	29,820

		6,980,305

Automotive — 0.4%
Altra Industrial Motion Corp. (b)	9,900	307,395
BorgWarner, Inc. (b)	9,800	376,418
Cooper-Standard Holding, Inc. (a)	1,300	61,048
Dana, Inc. (b)	76,000	1,348,240
Delphi Technologies plc (b)	30,600	589,356
Magna International, Inc.	8,600	418,734
Methode Electronics, Inc.	100	2,878
Miller Industries, Inc. (b)	100	3,085
Modine Manufacturing Co. (a),(b)	8,100	112,347
Standard Motor Products, Inc.	100	4,910
Superior Industries International, Inc.	2,200	10,472
Tesla, Inc. (a)	78,900	22,080,954
Tower International, Inc. (b)	2,300	48,369
Visteon Corp. (a)	400	26,940

		25,391,146

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Banking — 3.3%
Arrow Financial Corp. (b)	369	$12,136
Associated Banc-Corp	34	726
Atlantic Capital Bancshares, Inc. (a),(b)	3,100	55,273
Bancorp, Inc. (a),(b)	7,700	62,216
Bank of America Corp. (c)	29,805	822,320
Bank of Marin Bancorp (b)	600	24,414
Bank of NT Butterfield & Son Ltd. (b)	11,200	401,856
Bank OZK (b)	4,300	124,614
BankFinancial Corp. (b)	1,155	17,175
BB&T Corp.	6,900	321,057
Bridge Bancorp, Inc. (b)	200	5,860
Bridgewater Bancshares, Inc. (a),(b)	700	7,217
Byline Bancorp, Inc. (a),(c)	406,092	7,504,580
Cadence BanCorp (b)	38,940	722,337
Centerstate Banks, Inc. (c)	472,831	11,258,106
Central Pacific Financial Corp. (b)	5,300	152,852
Chemical Financial Corp.	7	288
Citigroup, Inc.	28,800	1,791,936
Citizens Financial Group, Inc. (b)	64,000	2,080,000
Comerica, Inc. (b)	63,300	4,641,156
ConnectOne Bancorp, Inc. (c)	253,269	4,989,399
East West Bancorp, Inc. (b)	45,200	2,168,244
Fidelity Southern Corp. (b)	2,900	79,431
Fifth Third Bancorp	61,248	1,544,675
Financial Institutions, Inc. (b)	1,600	43,488
First BanCorp (b)	86,400	990,144
First Business Financial Services, Inc. (b)	400	8,008
First Community Bankshares, Inc. (b)	800	26,512
First Defiance Financial Corp. (b)	1,800	51,732
First Financial Corp. (b)	400	16,800
First Financial Northwest, Inc. (b)	600	9,450
First Hawaiian, Inc. (b)	48,000	1,250,400
First Midwest Bancorp, Inc. (c)	531,236	10,869,089
Flushing Financial Corp. (b)	1,400	30,702
FS Bancorp, Inc. (b)	100	5,048
German American Bancorp, Inc.	300	8,820
Great Western Bancorp, Inc.	100	3,159
Heritage Commerce Corp. (b)	4,500	54,450
HomeTrust Bancshares, Inc. (b)	200	5,040
IBERIABANK Corp.	400	28,684
Independent Bank Corp. (b)	2,500	53,750
Investors Bancorp, Inc. (b)	19,800	234,630
JPMorgan Chase & Co. (c)	161,852	16,384,278
Lakeland Bancorp, Inc. (b)	1,000	14,930
Live Oak Bancshares, Inc.	4,500	65,745

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
M&T Bank Corp. (b)	6,200	$973,524
Macatawa Bank Corp. (b)	100	994
Mercantile Bank Corp. (b)	1,100	35,992
Merchants Bancorp (b)	100	2,150
Midland States Bancorp, Inc. (c)	309,968	7,457,830
MidWestOne Financial Group, Inc. (b)	300	8,175
National Bankshares, Inc. (b)	100	4,285
Northrim BanCorp, Inc. (b)	400	13,768
OceanFirst Financial Corp. (c)	594,336	14,299,724
OFG Bancorp (b)	11,900	235,501
Opus Bank (c)	443,967	8,790,547
Origin Bancorp, Inc. (c)	3,705	126,155
Oritani Financial Corp. (b)	3,600	59,868
Pacific Premier Bancorp, Inc. (c)	150,947	4,004,624
PacWest Bancorp (c)	9,605	361,244
PCSB Financial Corp.	400	7,828
Peapack Gladstone Financial Corp. (b)	800	20,976
Peoples Bancorp, Inc. (b)	500	15,485
PNC Financial Services Group, Inc. (c)	130,144	15,963,463
Popular, Inc. (b)	23,890	1,245,386
Preferred Bank (b)	1,400	62,958
QCR Holdings, Inc. (b),(c)	224,516	7,615,583
RBB Bancorp (b)	200	3,760
Regions Financial Corp. (b)	374,000	5,292,100
Signature Bank (c)	122,669	15,710,219
Stock Yards Bancorp, Inc. (b)	1,100	37,191
SunTrust Banks, Inc. (b)	42,600	2,524,050
SVB Financial Group (a),(b),(c)	33,577	7,466,182
Synovus Financial Corp. (b)	68,763	2,362,697
TCF Financial Corp.	14,300	295,867
Territorial Bancorp, Inc. (b)	400	10,764
Texas Capital Bancshares, Inc. (a)	9,200	502,228
Towne Bank (c)	81,194	2,009,552
Trico Bancshares (b)	100	3,929
TriState Capital Holdings, Inc. (a),(b)	3,000	61,290
Umpqua Holdings Corp. (b),(c)	226,815	3,742,447
United Community Banks, Inc.	1,500	37,395
United Community Financial Corp. (b)	3,600	33,660
Univest Financial Corp. (b),(c)	480,979	11,764,746
US Bancorp	17,400	838,506
Veritex Holdings, Inc. (c)	479,793	11,620,586
Washington Trust Bancorp, Inc. (b)	900	43,335
Waterstone Financial, Inc. (b)	600	9,876
Western Alliance Bancorp (a),(b),(c)	380,232	15,604,721
Wintrust Financial Corp.	2,100	141,393
WSFS Financial Corp. (b),(c)	247,897	9,568,824

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Zions Bancorp NA (b),(c)	407,275	$18,494,358

		238,428,463

Biotechnology & Pharmaceuticals — 3.2%
AbbVie, Inc. (b)	219,900	17,721,741
Acceleron Pharma, Inc. (a)	100	4,657
Aceto Corp. (b)	12,000	2,087
Achillion Pharmaceuticals, Inc. (a)	9,100	26,936
Acorda Therapeutics, Inc. (a),(b)	4,700	62,463
Aduro Biotech, Inc. (a)	2,900	11,542
Akorn, Inc. (a),(b)	77,900	274,208
Alkermes PLC (a)	17,100	623,979
Allergan PLC (c)	119,000	17,422,790
AMAG Pharmaceuticals, Inc. (a)	200	2,576
Amgen, Inc. (b)	89,800	17,060,204
Amphastar Pharmaceuticals, Inc. (a)	800	16,344
Anika Therapeutics, Inc. (a),(b)	8,600	260,064
Antares Pharma, Inc. (a),(b)	14,200	43,026
Applied Genetic Technologies Corp. (a),(b)	900	3,771
Aptinyx, Inc. (a)	200	810
Aravive, Inc. (a),(b)	1,600	11,264
Array BioPharma, Inc. (a)	20,600	502,228
Athersys, Inc. (a),(b)	1,700	2,550
Bausch Health Cos., Inc. (a),(b)	85,000	2,099,500
BioCryst Pharmaceuticals, Inc. (a)	600	4,884
BioDelivery Sciences International, Inc. (a)	7,900	41,870
Biogen, Inc. (a)	100	23,638
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,700	138,969
BioMarin Pharmaceutical, Inc. (a)	3,200	284,256
BioSpecifics Technologies Corp. (a),(b)	100	6,233
BioTime, Inc. (a)	2,700	3,537
Bristol-Myers Squibb Co. (b)	511,700	24,413,207
Catalyst Biosciences, Inc. (a),(b)	1,600	12,976
Celgene Corp. (a),(b)	399,250	37,665,245
Celldex Therapeutics, Inc. (a)	1,034	5,087
ChemoCentryx, Inc. (a),(b)	8,291	115,162
Chimerix, Inc. (a),(b)	7,300	15,330
Corcept Therapeutics, Inc. (a)	800	9,392
CTI BioPharma Corp. (a),(b)	4,400	4,269
Curis, Inc. (a),(b)	3,960	7,880
Cytokinetics, Inc. (a),(b)	9,500	76,855
CytomX Therapeutics, Inc. (a),(b)	600	6,450
Dicerna Pharmaceuticals, Inc. (a),(b)	1,900	27,835
Dova Pharmaceuticals, Inc. (a)	8	71
Durect Corp. (a),(b)	100	63
Fate Therapeutics, Inc. (a),(b)	12,600	221,382

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Five Prime Therapeutics, Inc. (a),(b)	5,100	$68,340
Gilead Sciences, Inc. (b),(c)	473,570	30,786,786
Horizon Pharma PLC (a),(b)	53,000	1,400,790
Idera Pharmaceuticals, Inc. (a)	400	1,020
Immune Design Corp. (a),(b)	5,700	33,345
ImmunoGen, Inc. (a)	6,100	16,531
Incyte Corp. (a),(b)	26,800	2,305,068
Innoviva, Inc. (a)	3,100	43,493
Intercept Pharmaceuticals, Inc. (a),(b)	9,600	1,073,856
Intra-Cellular Therapies, Inc. (a)	600	7,308
Ionis Pharmaceuticals, Inc. (a),(b)	28,900	2,345,813
Ironwood Pharmaceuticals, Inc. (a)	13,700	185,361
Jazz Pharmaceuticals PLC (a),(b)	19,800	2,830,410
Jounce Therapeutics, Inc. (a),(b)	5,900	36,580
Karyopharm Therapeutics, Inc. (a)	5,800	33,872
KemPharm, Inc. (a),(b)	100	167
Ligand Pharmaceuticals, Inc. (a),(b)	13,900	1,747,369
Menlo Therapeutics, Inc. (a),(b)	300	2,355
Merck & Co., Inc. (b),(c)	332,290	27,636,559
Millendo Therapeutics, Inc. (a)	313	4,695
Natural Health Trends Corp. (b)	600	7,776
Neurocrine Biosciences, Inc. (a),(b)	36,200	3,189,220
Novavax, Inc. (a)	19,200	10,577
OncoMed Pharmaceuticals, Inc. (a),(b)	700	728
Optinose, Inc. (a)	1,000	10,300
Otonomy, Inc. (a),(b)	5,800	15,254
Pacira Pharmaceuticals, Inc. (a)	2,900	110,374
PDL BioPharma, Inc. (a),(b)	34,200	127,224
PDS Biotechnology Corp. (a)	40	296
Perrigo Co. PLC	6,600	317,856
Pfizer, Inc.	900	38,223
Phibro Animal Health Corp., Class A (b)	1,200	39,600
Protagonist Therapeutics, Inc. (a),(b)	4,800	60,336
PTC Therapeutics, Inc. (a)	500	18,820
Ra Pharmaceuticals, Inc. (a)	2,000	44,800
Recro Pharma, Inc. (a),(b)	1,600	9,376
Regeneron Pharmaceuticals, Inc. (a),(b)	12,601	5,174,223
Retrophin, Inc. (a)	6,500	147,095
Revance Therapeutics, Inc. (a)	1,100	17,336
Rigel Pharmaceuticals, Inc. (a)	6,500	16,705
Selecta Biosciences, Inc. (a),(b)	3,000	7,110
Sienna Biopharmaceuticals, Inc. (a)	300	696
Sierra Oncology, Inc. (a),(b)	2,300	3,933
Stemline Therapeutics, Inc. (a),(b)	1,500	19,275
Supernus Pharmaceuticals, Inc. (a)	14,500	508,080
Syros Pharmaceuticals, Inc. (a),(b)	100	914

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Tetraphase Pharmaceuticals, Inc. (a)	500	$670
USANA Health Sciences, Inc. (a),(b)	2,700	226,449
Vanda Pharmaceuticals, Inc. (a),(b)	9,300	171,120
Verastem, Inc. (a)	5,500	16,280
Vertex Pharmaceuticals, Inc. (a),(b),(c)	144,211	26,527,613
Xenon Pharmaceuticals, Inc. (a)	200	2,032
Zoetis, Inc. (b)	71,400	7,187,838

		233,825,178

Chemicals — 0.2%
AdvanSix, Inc. (a),(b)	5,000	142,850
Air Products & Chemicals, Inc. (b)	7,900	1,508,584
American Vanguard Corp. (b)	200	3,444
Ashland Global Holdings, Inc.	22,900	1,789,177
Axalta Coating Systems Ltd. (a)	69,800	1,759,658
Cabot Corp.	3,400	141,542
CF Industries Holdings, Inc. (b)	7,500	306,600
FMC Corp.	100	7,682
GCP Applied Technologies, Inc. (a)	1,700	50,320
Haynes International, Inc. (b)	600	19,698
Huntsman Corp. (b)	117,400	2,640,326
Ingevity Corp. (a),(b)	2,200	232,342
Landec Corp. (a),(b)	200	2,456
Lydall, Inc. (a),(b)	2,000	46,920
LyondellBasell Industries NV, Class A (b)	62,200	5,229,776
Methanex Corp. (b)	1,700	96,662
OMNOVA Solutions, Inc. (a),(b)	6,500	45,630
PolyOne Corp.	2,600	76,206
Stepan Co. (b)	2,200	192,544
Univar, Inc. (a),(b)	3,200	70,912
Venator Materials plc (a),(b)	23,700	133,194
Versum Materials, Inc.	1,100	55,341

		14,551,864

Commercial Services — 0.1%
Acacia Research Corp. (a),(b)	2,900	9,454
Aramark (b)	124,600	3,681,930
ARC Document Solutions, Inc. (a),(b)	8,500	18,955
Avalara, Inc. (a)	9,100	507,689
Barrett Business Services, Inc. (b)	600	46,398
BrightView Holdings, Inc. (a)	5,800	83,520
Brink’s Co.	2,600	196,066
Care.com, Inc. (a)	800	15,808
Civeo Corp. (a),(b)	21,300	44,730
Collectors Universe, Inc. (b)	700	12,264
CorVel Corp. (a),(b)	800	52,192

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
CRA International, Inc. (b)	1,200	$60,648
FTI Consulting, Inc. (a)	1,000	76,820
GP Strategies Corp. (a),(b)	100	1,215
Hackett Group, Inc. (b)	3,600	56,880
Healthcare Services Group, Inc. (b)	5,600	184,744
Heidrick & Struggles International, Inc. (b)	600	22,998
HMS Holdings Corp. (a)	2,400	71,064
Huron Consulting Group, Inc. (a),(b)	3,500	165,270
Insperity, Inc. (b)	200	24,732
Kelly Services, Inc., Class A (b)	1,300	28,678
Korn/Ferry International	1,000	44,780
Manpowergroup, Inc. (b)	15,900	1,314,771
Quad/Graphics, Inc.	100	1,190
Resources Connection, Inc. (b)	1,000	16,540
SP Plus Corp. (a),(b)	3,400	116,008
TriNet Group, Inc. (a),(b)	4,500	268,830
Vectrus, Inc. (a),(b)	1,200	31,908

		7,156,082

Communications — 0.0%
LYFT, Inc. (a)	76	5,950

Construction Materials — 0.1%
Advanced Drainage Systems, Inc. (b)	3,900	100,503
Apogee Enterprises, Inc. (b)	900	33,741
Boise Cascade Co.	2,400	64,224
Carlisle Cos., Inc.	4,500	551,790
Continental Building Products, Inc. (a),(b)	11,600	287,564
Eagle Materials, Inc. (b)	400	33,720
MDU Resources Group, Inc.	7,500	193,725
Owens Corning (b)	43,300	2,040,296
Universal Forest Products, Inc. (b)	1,700	50,813
Vulcan Materials Co.	2,300	272,320

		3,628,696

Consumer Products — 0.4%
Archer-Daniels-Midland Co.	1,700	73,321
Boston Beer Co., Inc., Class A (a),(b)	4,900	1,444,177
Colgate-Palmolive Co. (b)	21,400	1,466,756
Conagra Brands, Inc.	3,100	85,994
Cott Corp.	12,900	188,469
Craft Brew Alliance, Inc. (a),(b)	800	11,184
DavidsTea, Inc. (a),(b)	100	138
Dean Foods Co.	2,000	6,060
elf Beauty, Inc. (a)	5,900	62,540
Energizer Holdings, Inc.	4,500	202,185
Estee Lauder Cos., Inc. (The), Class A	8,600	1,423,730

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Farmer Brothers Co. (a)	400	$8,004
Herbalife Nutrition Ltd. (a),(b)	50,900	2,697,191
Ingredion, Inc.	7,100	672,299
Lamb Weston Holdings, Inc. (b)	71,200	5,335,728
Monster Beverage Corp. (a),(b)	45,400	2,477,932
Nu Skin Enterprises, Inc.	1,900	90,934
PepsiCo, Inc. (b)	72,500	8,884,875
Philip Morris International, Inc. (b)	43,400	3,836,126
Primo Water Corp. (a),(b)	13,800	213,348
Quanex Building Products Corp. (b)	2,400	38,136
Simply Good Foods Co. (a),(b)	5,900	121,481
SunOpta, Inc. (a)	500	1,730
TreeHouse Foods, Inc. (a)	100	6,455
Vector Group Ltd.	21,901	236,312
Veru, Inc. (a),(b)	500	730

		29,585,835

Consumer Services — 0.0%
2U, Inc. (a)	1,000	70,850
Adtalem Global Education, Inc. (a)	500	23,160
American Public Education, Inc. (a),(b)	1,800	54,216
Bridgepoint Education, Inc. (a),(b)	8,300	50,713
Bright Horizons Family Solutions, Inc. (a)	600	76,266
Career Education Corp. (a)	1,700	28,084
Carriage Services, Inc. (b)	3,400	65,450
Chegg, Inc. (a)	17,200	655,664
Grand Canyon Education, Inc. (a)	6,200	709,962
Rent-A-Center, Inc. (a)	11,700	244,179
Rosetta Stone, Inc. (a),(b)	7,100	155,135
Service Corp. International/US	12,000	481,800
Universal Technical Institute, Inc. (a),(b)	900	3,069
Weight Watchers International, Inc. (a)	6,100	122,915

		2,741,463

Containers & Packaging — 0.1%
Berry Global Group, Inc. (a),(b)	76,597	4,126,280
Blackhawk Network Holdings, Inc., Class C (a),(d),(c)	27	0
Crown Holdings, Inc. (a)	2,000	109,140
International Paper Co.	100	4,627
Sealed Air Corp.	15,600	718,536
WestRock Co.	31,900	1,223,365

		6,181,948

Design, Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (b)	4,300	112,875
Celestica, Inc. (a),(b)	2,900	24,505

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Flex Ltd. (a),(b)	292,100	$2,921,000
Sanmina Corp. (a),(b)	7,200	207,720

		3,266,100

Distributors—Consumer Staples — 0.1%
Bunge Ltd. (b)	13,300	705,831
Core-Mark Holding Co., Inc. (b)	3,600	133,668
Performance Food Group Co. (a),(b)	13,700	543,068
Sysco Corp. (b)	94,100	6,282,116
United Natural Foods, Inc. (a),(b)	32,800	433,616
US Foods Holding Corp. (a),(b)	35,000	1,221,850

		9,320,149

Distributors—Discretionary — 0.0%
ePlus, Inc. (a),(b)	100	8,854
FTD Cos., Inc. (a),(b)	6,000	3,060
KAR Auction Services, Inc. (b)	21,000	1,077,510
LKQ Corp. (a)	21,200	601,656
PCM, Inc. (a),(b)	4,000	146,520
ScanSource, Inc. (a),(b)	1,100	39,402

		1,877,002

Electrical Equipment — 0.4%
Advanced Energy Industries, Inc. (a),(b)	800	39,744
Allegion PLC	27,000	2,449,170
AO Smith Corp. (b)	49,600	2,644,672
Atkore International Group, Inc. (a),(b)	14,300	307,879
Bel Fuse, Inc., Class B (b)	100	2,528
BWX Technologies, Inc.	4,000	198,320
Emerson Electric Co. (b)	80,200	5,491,294
FARO Technologies, Inc. (a),(b)	1,300	57,083
Honeywell International, Inc. (b)	30,400	4,831,168
Houston Wire & Cable Co. (a),(b)	1,200	7,596
Ingersoll-Rand PLC (b)	31,100	3,357,245
Kimball Electronics, Inc. (a),(b)	100	1,549
LSI Industries, Inc. (b)	3,500	9,205
National Instruments Corp. (b)	8,000	354,880
Powell Industries, Inc. (b)	500	13,275
Resideo Technologies, Inc. (a)	25,300	488,037
Rockwell Automation, Inc. (b)	35,100	6,158,646
Sensata Technologies Holding plc (a)	2,200	99,044
SPX Corp. (a)	700	24,353
Stoneridge, Inc. (a)	300	8,658

		26,544,346

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Engineering & Construction Services — 0.1%
AECOM (a)	4	$119
Aegion Corp. (a),(b)	3,500	61,495
Comfort Systems USA, Inc. (b)	4,200	220,038
Dycom Industries, Inc. (a)	3,700	169,978
Exponent, Inc. (b)	2,200	126,984
Fluor Corp.	75,000	2,760,000
frontdoor, Inc. (a),(b)	3,250	111,865
Great Lakes Dredge & Dock Corp. (a),(b)	8,600	76,626
MasTec, Inc. (a)	400	19,240
Mistras Group, Inc. (a),(b)	2,700	37,287
MYR Group, Inc. (a),(b)	1,400	48,482
Orion Group Holdings, Inc. (a),(b)	4,200	12,264
Primoris Services Corp. (b)	1,100	22,748
Quanta Services, Inc. (b)	23,900	901,986
Sterling Construction Co., Inc. (a),(b)	7,200	90,144

		4,659,256

Financials — 0.0%
Portman Ridge Finance Corp. (b)	4,800	17,376

Forest & Paper Products — 0.0%
Domtar Corp.	900	44,685
Mercer International, Inc. (b)	5,100	68,901
PH Glatfelter Co.	3,400	48,008
Resolute Forest Products, Inc. (b)	16,700	131,930
Schweitzer-Mauduit International, Inc.	1,600	61,952
Verso Corp. (a),(b)	14,800	317,016

		672,492

Gaming, Lodging & Restaurants — 1.8%
BBX Capital Corp. (b)	1,800	10,656
BJ’s Restaurants, Inc. (b)	14,300	676,104
Carnival Corp. (b)	124,600	6,319,712
Carnival PLC, ADR	6,700	333,727
Carrols Restaurant Group, Inc. (a),(b)	8,800	87,736
Century Casinos, Inc. (a),(b)	400	3,624
Cheesecake Factory, Inc. (The)	7,600	371,792
Chipotle Mexican Grill, Inc. (a),(b)	18,799	13,353,118
Choice Hotels International, Inc.	2,000	155,480
Darden Restaurants, Inc. (b)	52,000	6,316,440
Del Frisco’s Restaurant Group, Inc. (a),(b)	22,600	144,866
Del Taco Restaurants, Inc. (a)	2,800	28,168
Denny’s Corp. (a),(b)	2,700	49,545
Dunkin’ Brands Group, Inc.	6,700	503,170
El Pollo Loco Holdings, Inc. (a),(b)	6,000	78,060

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Eldorado Resorts, Inc. (a),(b)	21,265	$992,863
Famous Dave’s of America, Inc. (a),(b)	591	3,357
Fiesta Restaurant Group, Inc. (a),(b)	9,000	117,990
Habit Restaurants, Inc., Class A (a),(b)	12,900	139,578
Hilton Grand Vacations, Inc. (a),(b)	11,200	345,520
Hilton Worldwide Holdings, Inc. (b)	69,200	5,751,212
J Alexander’s Holdings, Inc. (a),(b)	1,100	10,802
Jack in the Box, Inc.	3,200	259,392
Kona Grill, Inc. (a),(b)	1,000	910
Las Vegas Sands Corp. (b)	73,600	4,486,656
Lindblad Expeditions Holdings, Inc. (a),(b)	4,200	64,050
McDonald’s Corp. (b)	130,900	24,857,910
MGM Resorts International (b)	172,200	4,418,652
Monarch Casino & Resort, Inc. (a),(b)	1,600	70,272
Noodles & Co. (a),(b)	18,200	123,760
Norwegian Cruise Line Holdings Ltd. (a),(b)	65,000	3,572,400
Playa Hotels & Resorts NV (a)	1,900	14,497
Restaurant Brands International, Inc.	63,921	4,161,896
Royal Caribbean Cruises Ltd. (b)	58,500	6,705,270
Ruth’s Hospitality Group, Inc. (b)	8,600	220,074
Scientific Games Corp., Class A (a)	300	6,126
Shake Shack, Inc., Class A (a)	8,900	526,435
Starbucks Corp. (b)	375,900	27,944,406
Texas Roadhouse, Inc.	2,100	130,599
Wendy’s Co. (b)	147,500	2,638,775
Wingstop, Inc. (b)	6,400	486,592
Wyndham Hotels & Resorts, Inc.	16,900	844,831
Yum! Brands, Inc. (b)	101,800	10,160,658

		127,487,681

Hardware — 0.5%
A10 Networks, Inc. (a),(b)	14,800	104,932
Acacia Communications, Inc. (a)	10,200	584,970
Aerohive Networks, Inc. (a),(b)	3,500	15,855
Ambarella, Inc. (a),(b)	2,500	108,000
Applied Optoelectronics, Inc. (a)	100	1,220
Arista Networks, Inc. (a),(b)	16,700	5,251,482
CalAmp Corp. (a),(b)	6,800	85,544
Casa Systems, Inc. (a),(b)	13,400	111,220
Clearfield, Inc. (a),(b)	1,100	16,170
CommScope Holding Co., Inc. (a),(b)	117,300	2,548,929
Control4 Corp. (a),(b)	8,100	137,133
Corning, Inc. (b)	159,800	5,289,380
Daktronics, Inc. (b)	5,100	37,995
Dell Tech., C Shares (a)	24,230	1,422,059
Digi International, Inc. (a),(b)	6,600	83,622

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Dolby Laboratories, Inc., Class A (b)	21,300	$1,341,261
Electronics For Imaging, Inc. (a),(b)	11,600	312,040
EMCORE Corp. (a),(b)	6,400	23,360
Extreme Networks, Inc. (a)	12,700	95,123
FLIR Systems, Inc. (b)	16,400	780,312
GoPro, Inc., Class A (a)	17,400	113,100
Harmonic, Inc. (a),(b)	3,300	17,886
Hewlett Packard Enterprise Co. (b)	76,400	1,178,852
Infinera Corp. (a),(b)	21,100	91,574
InterDigital, Inc. (b)	5,600	369,488
Juniper Networks, Inc. (b)	141,500	3,745,505
Knowles Corp. (a)	13	229
KVH Industries, Inc. (a),(b)	600	6,114
LightPath Technologies, Inc., Class A (a),(b)	600	900
Maxar Technologies, Inc. (a)	3,400	13,668
NCR Corp. (a)	9,600	261,984
NetApp, Inc. (b)	18,600	1,289,724
NETGEAR, Inc. (a)	1,100	36,432
Pitney Bowes, Inc.	500	3,435
Plantronics, Inc.	5,200	239,772
PlayAGS, Inc. (a),(b)	7,500	179,475
Pure Storage, Inc., Class A (a),(b)	111,400	2,427,406
Quantenna Communications, Inc. (a)	10,600	257,898
Ribbon Communications, Inc. (a),(b)	8,000	41,200
Seagate Technology PLC (b)	73,800	3,534,282
Sierra Wireless, Inc. (a),(b)	3,800	47,006
Sonos, Inc. (a)	19,900	204,771
Stratasys Ltd. (a),(b)	1,271	30,275
TTM Technologies, Inc. (a)	700	8,211
Universal Electronics, Inc. (a)	1,500	55,725
Viavi Solutions, Inc. (a),(b)	900	11,142
Vishay Precision Group, Inc. (a),(b)	1,300	44,473
Vocera Communications, Inc. (a),(b)	4,800	151,824
VOXX International Corp. (a),(b)	2,200	10,164
Xerox Corp. (b)	49,325	1,577,414
Zebra Technologies Corp., Class A (a),(b)	9,200	1,927,676

		36,228,212

Health Care Facilities & Services — 1.2%
Amedisys, Inc. (a),(b)	3,400	419,084
BioScrip, Inc. (a),(b)	16,000	32,000
Cardinal Health, Inc. (b)	35,700	1,718,955
Centene Corp. (a),(b),(c)	181,870	9,657,297
DaVita, Inc. (a)	18,200	988,078
Encompass Health Corp. (b)	26,200	1,530,080
Ensign Group, Inc. (b)	3,800	194,522

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Enzo Biochem, Inc. (a),(b)	6,600	$18,018
Five Star Senior Living, Inc. (a),(b)	1,778	1,734
HCA Healthcare, Inc. (b)	29,300	3,820,134
HealthEquity, Inc. (a)	4,200	310,716
Humana, Inc. (b),(c)	56,350	14,989,100
Invitae Corp. (a)	6,500	152,230
Iqvia Holdings, Inc. (a),(c)	136,980	19,704,573
Magellan Health, Inc. (a),(b)	12,300	810,816
Medpace Holdings, Inc. (a),(b)	1,300	76,661
Molina Healthcare, Inc. (a),(b)	17,100	2,427,516
Natera, Inc. (a),(b)	9,000	185,580
NeoGenomics, Inc. (a),(b)	3,000	61,380
Owens & Minor, Inc. (b)	7,400	30,340
Patterson Cos., Inc. (b)	49,100	1,072,835
Providence Service Corp. (a),(b)	400	26,648
Quest Diagnostics, Inc. (b)	42,500	3,821,600
Quorum Health Corp. (a),(b)	6,100	8,540
R1 RCM, Inc. (a),(b)	6,600	63,822
RadNet, Inc. (a),(b)	10,100	125,139
Select Medical Holdings Corp. (a)	3,500	49,315
Tenet Healthcare Corp. (a)	5,800	167,272
Tivity Health, Inc. (a),(b)	32,124	564,097
Triple-S Management Corp., B Shares (a),(b)	5,400	123,228
UnitedHealth Group, Inc. (b),(c)	103,350	25,554,321

		88,705,631

Home & Office Products — 0.2%
ACCO Brands Corp. (b)	8,900	76,184
Armstrong Flooring, Inc. (a),(b)	4,600	62,560
Armstrong World Industries, Inc.	10,400	825,968
Caesarstone Ltd. (b)	7,700	120,197
CSS Industries, Inc. (b)	300	1,797
Fortune Brands Home & Security, Inc.	19,000	904,590
HNI Corp. (b)	100	3,629
Interface, Inc.	4,900	75,068
JELD-WEN Holding, Inc. (a)	4,300	75,938
Kimball International, Inc., Class B (b)	3,400	48,076
Knoll, Inc. (b)	5,400	102,114
Libbey, Inc. (b)	200	568
Masco Corp. (b)	188,100	7,394,211
Masonite International Corp. (a)	200	9,978
MDC Holdings, Inc.	5	145
Mohawk Industries, Inc. (a),(b)	46,500	5,865,975
NVR, Inc. (a)	400	1,106,800
Patrick Industries, Inc. (a)	25	1,133
PGT Innovations, Inc. (a),(b)	16,300	225,755

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Steelcase, Inc., Class A (b)	3,700	$53,835
Tempur Sealy International, Inc. (a)	4,900	282,583
Whirlpool Corp. (b)	2,700	358,803

		17,595,907

Industrial Services — 0.0%
AMERCO (b)	200	74,302
Anixter International, Inc. (a)	1,300	72,943
DXP Enterprises, Inc. (a),(b)	400	15,568
H&E Equipment Services, Inc. (b)	5,200	130,572
HD Supply Holdings, Inc. (a)	2,500	108,375
Herc Holdings, Inc. (a),(b)	2,654	103,453
Ritchie Bros Auctioneers, Inc.	1,300	44,200
SiteOne Landscape Supply, Inc. (a)	5,400	308,610
Titan Machinery, Inc. (a),(b)	7,100	110,476
Watsco, Inc.	2	286
WESCO International, Inc. (a),(b)	3,500	185,535

		1,154,320

Institutional Financial Services — 0.0%
Cowen, Inc., Class A (a),(b)	25	362
Intercontinental Exchange, Inc.	4,600	350,244
Moelis & Co., Class A	700	29,127
Northern Trust Corp.	100	9,041
SEI Investments Co. (b)	19,000	992,750

		1,381,524

Insurance — 0.4%
Allstate Corp. (b)	69,101	6,507,932
American Financial Group, Inc.	800	76,968
AMERISAFE, Inc. (b)	1,200	71,280
Arch Capital Group Ltd. (a),(b)	16,200	523,584
Argo Group International Holdings Ltd.	40	2,827
Assured Guaranty Ltd. (b)	17,900	795,297
Athene Holding Ltd., Class A (a),(b),(c)	127,178	5,188,863
Atlas Financial Holdings, Inc. (a),(b)	300	738
Brighthouse Financial, Inc. (a)	700	25,403
Citizens, Inc. (a),(b)	200	1,334
CNA Financial Corp.	500	21,675
Crawford & Co., Class B (b)	100	913
Employers Holdings, Inc. (b)	3,500	140,385
FedNat Holding Co. (b)	200	3,208
FGL Holdings (b),(c)	729,021	5,737,395
Genworth Financial, Inc., Class A (a),(b)	3,100	11,873
Greenlight Capital Re Ltd., A Shares (a),(b)	2,600	28,262
Hanover Insurance Group, Inc.	2,800	319,676

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Kinsale Capital Group, Inc. (b)	1,600	$109,712
Maiden Holdings Ltd. (b)	20,100	14,928
Manulife Financial Corp.	200	3,382
NMI Holdings, Inc., Class A (a),(b)	13,800	357,006
Old Republic International Corp. (b)	4,400	92,048
Principal Financial Group, Inc. (b)	4,800	240,912
Progressive Corp. (b)	80,700	5,817,663
Protective Insurance Corp. (b)	600	11,112
Radian Group, Inc.	900	18,666
Sun Life Financial, Inc.	300	11,523
Third Point Reinsurance Ltd. (a)	100	1,038
Unum Group (b)	68,800	2,327,504
Willis Towers Watson PLC	88	15,457

		28,478,564

Iron & Steel — 0.0%
Allegheny Technologies, Inc. (a)	200	5,114
Northwest Pipe Co. (a),(b)	1,200	28,800
Nucor Corp. (b)	5,700	332,595
Ryerson Holding Corp. (a),(b)	2,500	21,400
Shiloh Industries, Inc. (a),(b)	600	3,300
Steel Dynamics, Inc.	1,600	56,432
SunCoke Energy, Inc. (a)	5,600	47,544
Warrior Met Coal, Inc.	200	6,080

		501,265

Leisure Products — 0.0%
Brunswick Corp.	8,000	402,640
Callaway Golf Co. (b)	13,100	208,683
Clarus Corp. (b)	5,900	75,579
Hasbro, Inc.	2,300	195,546
JAKKS Pacific, Inc. (a),(b)	1,900	1,919
Malibu Boats, Inc. (a),(b)	8,600	340,388
MasterCraft Boat Holdings, Inc. (a),(b)	6,000	135,420
Polaris Industries, Inc.	100	8,443
Thor Industries, Inc. (b)	17,600	1,097,712

		2,466,330

Machinery — 0.1%
AGCO Corp.	3,800	264,290
Albany International Corp., Class A (b)	500	35,795
Briggs & Stratton Corp. (b)	6,500	76,895
Cactus, Inc. (a)	1,800	64,080
Colfax Corp. (a)	39,500	1,172,360
Columbus McKinnon Corp. (b)	1,400	48,090
Crane Co. (b)	5,100	431,562

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
CSW Industrials, Inc. (a),(b)	300	$17,187
Douglas Dynamics, Inc.	400	15,228
Eastman Kodak Co. (a),(b)	300	888
Federal Signal Corp. (b)	400	10,396
Gardner Denver Holdings, Inc. (a),(b)	16,700	464,427
Graham Corp. (b)	800	15,704
Hillenbrand, Inc.	2,500	103,825
Hyster-Yale Materials Handling, Inc. (b)	400	24,944
ITT, Inc.	800	46,400
Lincoln Electric Holdings, Inc. (b)	8,100	679,347
MTS Systems Corp. (b)	100	5,446
Oshkosh Corp. (b)	28,200	2,118,666
Parker-Hannifin Corp. (b)	1,700	291,754
Pentair PLC (b)	41,600	1,851,616
Rexnord Corp. (a)	1,100	27,654
SPX FLOW, Inc. (a),(b)	1,100	35,090
Titan International, Inc.	100	597
Toro Co. (b)	1,000	68,840
Welbilt, Inc. (a)	2,100	34,398

		7,905,479

Manufactured Goods — 0.0%
AZZ, Inc. (b)	100	4,093
Chart Industries, Inc. (a)	600	54,312
Core Molding Technologies, Inc. (b)	400	2,952
EnPro Industries, Inc.	300	19,335
Gibraltar Industries, Inc. (a),(b)	3,700	150,257
Global Brass & Copper Holdings, Inc. (b)	3,600	123,984
Insteel Industries, Inc. (b)	3,900	81,588
LB Foster Co., Class A (a),(b)	1,000	18,820
NCI Building Systems, Inc. (a),(b)	18,000	110,880
Raven Industries, Inc. (b)	300	11,511
Timken Co. (b)	3,300	143,946

		721,678

Media — 0.5%
Altice USA, Inc.	12,300	264,204
ANGI Homeservices, Inc. (a),(b)	45,700	705,608
AutoWeb, Inc. (a),(b)	2,200	8,316
Boingo Wireless, Inc. (a),(b)	17,100	398,088
Cargurus, Inc. (a),(b)	34,500	1,382,070
CBS Corp., Class B	4,300	204,379
Central European Media Enterprises Ltd., A Shares (a),(b)	6,300	25,074
Clear Channel Outdoor Holdings, Inc., Class A (a),(b)	3,800	20,330

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Comcast Corp., Class A (b)	195,300	$7,808,094
DHI Group, Inc. (a),(b)	6,100	14,823
Entravision Communications Corp., Class A (b)	2,100	6,804
EW Scripps Co., Class A	664	13,944
Expedia Group, Inc.	16	1,904
FOX CORP., Class A (a)	18,996	697,343
GoDaddy, Inc., Class A (a),(b)	58,900	4,428,691
Gray Television, Inc. (a)	6,200	132,432
Harte-Hanks, Inc. (a),(b)	390	1,392
IAC/InterActiveCorp (a),(b)	27,700	5,820,047
IMAX Corp. (a),(b)	5,100	115,668
Interpublic Group of Cos., Inc.	9,100	191,191
Liberty SiriusXM Group, Class C (a)	11,700	447,408
Liberty TripAdvisor Holdings, Inc., Class A (a),(b)	13,100	185,889
Lions Gate Entertainment Corp., Class A	5,800	90,712
Marchex, Inc., Class B (a),(b)	1,600	7,568
Marin Software, Inc. (a),(b)	442	2,020
Match Group, Inc. (b)	37,800	2,139,858
MDC Partners, Inc., Class A (a)	100	225
Meet Group, Inc. (The) (a),(b)	3,100	15,593
Points International Ltd. (a),(b)	2,000	26,880
QuinStreet, Inc. (a)	1,800	24,102
Quotient Technology, Inc. (a)	5,700	56,259
Rubicon Project, Inc. (a),(b)	30,800	187,264
Shaw Communications, Inc.	16,000	333,440
Shutterfly, Inc. (a)	23,100	938,784
Shutterstock, Inc. (b)	6,800	317,084
Sirius XM Holdings, Inc.	25,952	147,148
Stamps.com, Inc. (a)	9,700	789,677
TechTarget, Inc. (a),(b)	15,700	255,439
Townsquare Media, Inc., Class A (b)	100	572
Travelzoo, Inc. (a),(b)	100	1,340
Tribune Media Co.	5,000	230,700
Tribune Publishing Co. (a),(b)	400	4,716
TrueCar, Inc. (a),(b)	43,900	291,496
VeriSign, Inc. (a),(b)	11,000	1,997,160
Viacom, Inc.	6,100	171,227
Walt Disney Co.	37	4,108
World Wrestling Entertainment, Inc., Class A (b)	20,600	1,787,668
Yelp, Inc. (a)	1,800	62,100
Zillow Group, Inc. (a)	1,918	65,596

		32,822,435

Medical Equipment & Devices — 2.9%
ABIOMED, Inc. (a),(b)	19,400	5,540,446
Accuray, Inc. (a),(b)	5,200	24,804

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Agilent Technologies, Inc. (b)	79,000	$6,350,020
AngioDynamics, Inc. (a),(b)	1,900	43,434
AtriCure, Inc. (a),(b)	300	8,037
AxoGen, Inc. (a),(b)	6,400	134,784
Baxter International, Inc.	33	2,683
Becton Dickinson and Co. (b),(c)	78,340	19,563,848
Bio-Rad Laboratories, Inc., Class A (a)	1,300	397,384
Boston Scientific Corp. (a),(b),(c)	580,930	22,296,093
CareDx, Inc. (a),(b)	28,300	892,016
Cerus Corp. (a),(b)	2,700	16,821
Conformis, Inc. (a),(b)	3,500	10,080
CryoLife, Inc. (a),(b)	900	26,253
Cutera, Inc. (a),(b)	7,900	139,514
CytoSorbents Corp. (a),(b)	7,300	55,261
Danaher Corp. (b),(c)	245,029	32,348,729
DexCom, Inc. (a),(b),(c)	182,630	21,751,233
Endologix, Inc. (a)	610	4,032
Exact Sciences Corp. (a)	14,898	1,290,465
Fluidigm Corp. (a),(b)	37,200	494,388
FONAR Corp. (a),(b)	400	8,188
GenMark Diagnostics, Inc. (a),(b)	10,800	76,572
Genomic Health, Inc. (a)	2,900	203,145
Haemonetics Corp. (a)	1,500	131,220
Harvard Bioscience, Inc. (a),(b)	500	2,155
Hill-Rom Holdings, Inc. (b)	5,600	592,816
Hologic, Inc. (a),(b)	14,900	721,160
IDEXX Laboratories, Inc. (a),(b)	5,800	1,296,880
Inogen, Inc. (a),(b)	6,300	600,831
Integra LifeSciences Holdings Corp. (a)	800	44,576
Intuitive Surgical, Inc. (a),(b),(c)	29,620	16,900,580
Invacare Corp.	2,900	24,273
iRhythm Technologies, Inc. (a)	100	7,496
Lantheus Holdings, Inc. (a),(b)	9,400	230,112
LeMaitre Vascular, Inc.	200	6,200
Masimo Corp. (a),(b)	11,600	1,604,048
Medtronic PLC (c)	297,740	27,118,159
Meridian Bioscience, Inc. (b)	3,000	52,830
NanoString Technologies, Inc. (a),(b)	5,600	134,008
Novocure Ltd. (a),(b)	20,800	1,001,936
Nuvectra Corp. (a),(b)	1,100	12,111
OraSure Technologies, Inc. (a),(b)	8,300	92,545
Orthofix Medical, Inc. (a),(b)	4,000	225,640
Oxford Immunotec Global PLC (a),(b)	700	12,061
QIAGEN NV (a)	200	8,136
Quidel Corp. (a),(b)	500	32,735
Quotient Ltd. (a),(b)	5,400	48,654

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Repligen Corp. (a)	100	$5,908
RTI Surgical Holdings, Inc. (a),(b)	6,100	36,661
SeaSpine Holdings Corp. (a),(b)	600	9,048
Sientra, Inc. (a)	6,400	54,912
STAAR Surgical Co. (a),(b)	8,100	276,939
Surmodics, Inc. (a),(b)	1,300	56,524
Tactile Systems Technology, Inc. (a)	300	15,816
Tandem Diabetes Care, Inc. (a),(b)	39,063	2,480,501
Thermo Fisher Scientific, Inc. (b),(c)	64,400	17,627,568
Varex Imaging Corp. (a)	100	3,388
Varian Medical Systems, Inc. (a),(b)	7,100	1,006,212
Veracyte, Inc. (a),(b)	7,700	192,654
Waters Corp. (a)	600	151,026
Wright Medical Group NV (a)	10,000	314,500
Zimmer Biomet Holdings, Inc. (b),(c)	210,360	26,862,972

		211,674,021

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd.	400	17,400
Alcoa Corp. (a)	123,201	3,469,340
Asanko Gold, Inc. (a),(b)	1,800	1,120
B2Gold Corp. (a)	1,000	2,810
Eldorado Gold Corp. (a)	540	2,500
Encore Wire Corp. (b)	600	34,332
Ferroglobe PLC	7,400	15,170
Harsco Corp. (a),(b)	8,600	173,376
IAMGOLD Corp. (a)	9,300	32,271
Kirkland Lake Gold Ltd.	100	3,041
New Gold, Inc. (a),(b)	33,500	28,844
Newmont Mining Corp.	7,300	261,121
North American Construction Group Ltd.	600	6,984
Pan American Silver Corp.	100	1,325
Silvercorp Metals, Inc. (b)	1,000	2,550
Taseko Mines Ltd. (a),(b)	4,500	2,655
Teck Resources Ltd., B Shares (b)	28,100	651,358

		4,706,197

Oil, Gas & Coal — 1.5%
Abraxas Petroleum Corp. (a),(b)	49,900	62,375
Advanced Emissions Solutions, Inc. (b)	1,000	11,560
Alta Mesa Resources, Inc., Class A (a)	6,700	1,778
Anadarko Petroleum Corp.	2,400	109,152
Baker Hughes a GE Co.	52,500	1,455,300
Bristow Group, Inc. (a)	200	222
C&J Energy Services, Inc. (a)	10,500	162,960
Cabot Oil & Gas Corp.	5,600	146,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Centennial Resource Development, Inc., Class A (a)	21,800	$191,622
Chevron Corp. (b)	70,000	8,622,600
Continental Resources, Inc. (a),(b)	43,000	1,925,110
Dawson Geophysical Co. (a),(b)	882	2,584
Devon Energy Corp.	50,300	1,587,468
DMC Global, Inc. (b)	2,700	134,028
Encana Corp.	442,393	3,202,925
EOG Resources, Inc. (b)	123,300	11,735,694
EQT Corp.	2,500	51,850
Era Group, Inc. (a),(b)	300	3,462
Evolution Petroleum Corp. (b)	3,800	25,650
Forum Energy Technologies, Inc. (a)	14,300	73,073
Geospace Technologies Corp. (a),(b)	100	1,294
Gran Tierra Energy, Inc. (a),(b)	1,200	2,724
Gulf Island Fabrication, Inc. (a),(b)	1,600	14,672
Hallador Energy Co. (b)	1,400	7,364
Halliburton Co. (b)	61,600	1,804,880
Helix Energy Solutions Group, Inc. (a)	200	1,582
Independence Contract Drilling, Inc. (a),(b)	4,900	13,573
Key Energy Services, Inc. (a)	600	2,436
Marathon Oil Corp.	97,300	1,625,883
Marathon Petroleum Corp. (b),(c)	467,540	27,982,269
Matrix Service Co. (a),(b)	5,400	105,732
Midstates Petroleum Co., Inc. (a)	466	4,553
NACCO Industries, Inc., Class A (b)	100	3,822
Natural Gas Services Group, Inc. (a),(b)	1,200	20,772
Noble Corp. PLC (a)	8,200	23,534
Oasis Petroleum, Inc. (a)	5,400	32,616
Occidental Petroleum Corp. (b)	165,000	10,923,000
Oil States International, Inc. (a)	200	3,392
Penn Virginia Corp. (a),(b)	1,700	74,970
Phillips 66 (b)	39,400	3,749,698
Pioneer Energy Services Corp. (a),(b)	15,300	27,081
Pioneer Natural Resources Co. (b)	43,000	6,548,040
RPC, Inc.	200	2,282
SandRidge Energy, Inc. (a),(b)	15,300	122,706
Schlumberger Ltd. (b)	394,500	17,188,365
SilverBow Resources, Inc. (a),(b)	500	11,500
Suncor Energy, Inc.	600	19,458
Superior Energy Services, Inc. (a)	7,300	34,091
TransGlobe Energy Corp. (b)	1,500	2,835
Transocean Ltd. (a),(b)	48,433	421,852
TravelCenters of America LLC (a),(b)	5,500	22,605
Valero Energy Corp. (b)	86,200	7,312,346
World Fuel Services Corp. (b)	3,700	106,893

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
WPX Energy, Inc. (a)	300	$3,933

		107,728,326

Passenger Transportation — 0.1%
Copa Holdings SA, Class A (b)	7,600	612,636
Delta Air Lines, Inc. (b)	135,500	6,998,575
JetBlue Airways Corp. (a)	54,300	888,348
Spirit Airlines, Inc. (a),(b)	3,100	163,866

		8,663,425

Real Estate — 0.7%
Alexander & Baldwin, Inc.	10	254
Apartment Investment & Management Co., Class A	13,201	663,878
AvalonBay Communities, Inc. (b),(c)	3,498	702,154
Boston Properties, Inc. (b),(c)	3,633	486,386
Brandywine Realty Trust	21,800	345,748
Brookfield Property REIT, Inc., Class A	5,100	104,499
CareTrust REIT, Inc.	28,800	675,648
CBRE Group, Inc. (a)	11,800	583,510
Cedar Realty Trust, Inc.	1,300	4,420
Colliers International Group, Inc. (b)	2,500	166,900
Columbia Property Trust, Inc.	1,800	40,518
CoreCivic, Inc.	7,000	136,150
CyrusOne, Inc. (c)	188,393	9,879,329
Digital Realty Trust, Inc. (b),(c)	6,856	815,864
Empire State Realty Trust, Inc., Class A	12,100	191,180
EPR Properties	21,600	1,661,040
Equinix, Inc. (b),(c)	1,735	786,233
Equity Residential (b),(c)	9,801	738,211
Essential Properties Realty Trust, Inc.	3,800	74,176
Essex Property Trust, Inc. (b),(c)	3,178	919,205
First Industrial Realty Trust, Inc.	9,800	346,528
FirstService Corp. (b)	1,000	89,340
Four Corners Property Trust, Inc.	800	23,680
Gaming and Leisure Properties, Inc.	63,545	2,450,931
Gladstone Commercial Corp. (b)	7,300	151,621
Global Medical REIT, Inc.	3,900	38,298
Global Net Lease, Inc.	39	737
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,300	135,892
HCP, Inc. (b),(c)	30,586	957,342
Host Hotels & Resorts, Inc. (b),(c)	35,894	678,397
Industrial Logistics Properties Trust	327	6,596
InfraREIT, Inc. (a)	11,100	232,767
Investors Real Estate Trust (c)	91,517	5,482,783
Iron Mountain, Inc.	100	3,546

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
JBG SMITH Properties (b),(c)	1,407	$58,179
Lexington Realty Trust	5,400	48,924
LTC Properties, Inc.	1,918	87,844
McGrath RentCorp (b)	3,500	197,995
MedEquities Realty Trust, Inc.	4,400	48,972
MGM Growth Properties LLC, Class A	1	32
Monmouth Real Estate Investment Corp., Class A	34,200	450,756
National Health Investors, Inc.	1,700	133,535
Newmark Group, Inc., Class A	21,100	175,974
Omega Healthcare Investors, Inc.	31,860	1,215,459
One Liberty Properties, Inc.	300	8,700
Outfront Media, Inc.	13,000	304,200
Prologis, Inc. (b),(c)	14,321	1,030,396
Public Storage (b),(c)	3,827	833,444
QTS Realty Trust, Inc., Class A	200	8,998
RE/MAX Holdings, Inc., Class A (b)	23	886
Realty Income Corp. (b),(c)	13,893	1,021,969
Retail Properties of America, Inc.	300	3,657
Saul Centers, Inc.	100	5,137
SBA Communications Corp. (a),(b)	35,100	7,008,066
Simon Property Group, Inc. (b),(c)	7,999	1,457,498
Spirit MTA REIT	100	649
Spirit Realty Capital, Inc.	100	3,973
STORE Capital Corp.	39,500	1,323,250
Tanger Factory Outlet Centers, Inc.	200	4,196
Terreno Realty Corp.	2,300	96,692
Urban Edge Properties	300	5,700
Urstadt Biddle Properties, Inc., Class A (b)	3,200	66,048
Ventas, Inc. (b),(c)	9,126	582,330
Vornado Realty Trust (b),(c)	4,178	281,764
Welltower, Inc. (b),(c)	9,336	724,474
WP Carey, Inc.	1,100	86,163
Xenia Hotels & Resorts, Inc.	14,000	306,740

		47,156,361

Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	400	15,996
Live Nation Entertainment, Inc. (a)	6,000	381,240
Madison Square Garden Co. (The) (a)	3,000	879,390
Marcus Corp. (b)	3,600	144,180
Planet Fitness, Inc., Class A (a),(b)	40,400	2,776,288
SeaWorld Entertainment, Inc. (a),(b)	46,300	1,192,688
Six Flags Entertainment Corp.	57,200	2,822,820
Speedway Motorsports, Inc. (b)	900	13,023
Vail Resorts, Inc.	700	152,110

		8,377,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Renewable Energy — 0.0%		$
Ameresco, Inc., Class A (a),(b)	3,200		51,776
Canadian Solar, Inc. (a)	23,600		439,668
Enphase Energy, Inc. (a)	5		46
FutureFuel Corp. (b)	900		12,060
Sunrun, Inc. (a)	9,200		129,352
TPI Composites, Inc. (a),(b)	2,900		82,998

			715,900

Restaurants — 0.0%
Dave & Buster’s Entertainment, Inc.	12,900		643,323

Retail—Consumer Staples — 0.6%
Big Lots, Inc. (b)	27,200		1,034,144
BJ’s Wholesale Club Holdings, Inc. (a)	7,700		210,980
Dollar General Corp. (b)	99,901		11,918,189
Dollar Tree, Inc. (a),(b)	119,600		12,562,784
Five Below, Inc. (a),(b)	29,100		3,615,675
Ingles Markets, Inc., Class A (b)	2,900		80,098
Natural Grocers by Vitamin Cottage, Inc. (a),(b)	1,600		19,120
Ollie’s Bargain Outlet Holdings, Inc. (a),(b)	2,800		238,924
Smart & Final Stores, Inc. (a),(b)	4,400		21,736
SpartanNash Co. (b)	200		3,174
Sprouts Farmers Market, Inc. (a)	28,600		616,044
Target Corp. (b)	171,200		13,740,512
Village Super Market, Inc., Class A (b)	700		19,131
Walmart, Inc.	12,800		1,248,384

			45,328,895

Retail—Discretionary — 1.4%
1-800-Flowers.com, Inc., Class A (a),(b)	13,500		246,105
Amazon.com, Inc. (a)	6,900		12,287,175
At Home Group, Inc. (a)	200		3,572
AutoZone, Inc. (a),(b)	7,800		7,988,136
Barnes & Noble Education, Inc. (a),(b)	8,700		36,540
Bassett Furniture Industries, Inc. (b)	1,100		18,051
Boot Barn Holdings, Inc. (a),(b)	12,200		359,168
Build-A-Bear Workshop, Inc. (a)	1,900		11,590
Builders FirstSource, Inc. (a)	700		9,338
CarMax, Inc. (a),(b)	18,400		1,284,320
Christopher & Banks Corp. (a),(b)	100		34
Citi Trends, Inc. (b)	2,900		55,999
Conn’s, Inc. (a)	2,900		66,294
Container Store Group, Inc. (a),(b)	2,100		18,480
Destination XL Group, Inc. (a),(b)	2,499		6,122
Dillard’s, Inc., Class A	3,400		244,868
eBay, Inc. (b)	344,900		12,809,586

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Etsy, Inc. (a),(b)	81,300	$5,464,986
EVINE Live, Inc. (a),(b)	1,700	797
Express, Inc. (a)	1,100	4,708
Ezcorp, Inc., Class A (a),(b)	15,000	139,800
Foot Locker, Inc.	75,600	4,581,360
Francesca’s Holdings Corp. (a)	20,100	13,596
Freshpet, Inc. (a),(b)	4,500	190,305
Genesco, Inc. (a),(b)	2,100	95,655
GMS, Inc. (a),(b)	6,100	92,232
Home Depot, Inc. (b)	47,200	9,057,208
Kirkland’s, Inc. (a),(b)	5,100	35,853
Liquidity Services, Inc. (a),(b)	2,800	21,588
Lumber Liquidators Holdings, Inc. (a)	1,600	16,160
Macy’s, Inc. (b)	168,000	4,037,040
MarineMax, Inc. (a)	1,900	36,404
O’Reilly Automotive, Inc. (a),(b)	19,000	7,377,700
Office Depot, Inc. (b)	45	163
Party City Holdco, Inc. (a)	300	2,382
Penske Automotive Group, Inc.	100	4,465
RTW RetailWinds, Inc. (a),(b)	2,700	6,480
Sears Hometown and Outlet Stores, Inc. (a),(b)	100	220
Sleep Number Corp. (a)	100	4,700
Stein Mart, Inc. (a),(b)	400	396
Stitch Fix, Inc., Class A (a)	200	5,646
Tapestry, Inc. (b)	82,900	2,693,421
Tile Shop Holdings, Inc. (b)	17,900	101,314
Tilly’s, Inc., Class A (b)	14,700	163,611
TJX Cos., Inc. (b)	210,600	11,206,026
Tractor Supply Co.	8,100	791,856
Tuesday Morning Corp. (a),(b)	2,300	4,876
Ulta Salon Cosmetics & Fragrance, Inc. (a),(b)	35,072	12,230,659
Wayfair, Inc., Class A (a),(b)	42,800	6,353,660

		100,180,645

Semiconductors — 0.5%
Alpha & Omega Semiconductor Ltd. (a),(b)	3,600	41,436
Amkor Technology, Inc. (a),(b)	28,800	245,952
Amtech Systems, Inc. (a),(b)	100	533
Axcelis Technologies, Inc. (a),(b)	11,850	238,422
AXT, Inc. (a)	200	890
CEVA, Inc. (a),(b)	5,700	153,672
Cohu, Inc. (b)	1,652	24,367
Data I/O Corp. (a),(b)	100	555
Diodes, Inc. (a),(b)	8,800	305,360
DSP Group, Inc. (a),(b)	3,200	45,024
Entegris, Inc.	1,000	35,690

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
II-VI, Inc. (a)	300	$11,172
Inphi Corp. (a)	9,700	424,278
Integrated Device Technology, Inc. (a),(d)	87,900	4,306,221
Intel Corp. (b)	19	1,021
IPG Photonics Corp. (a),(b)	14,300	2,170,454
KLA-Tencor Corp.	3,625	432,861
Lattice Semiconductor Corp. (a),(b)	28,400	338,812
MACOM Technology Solutions Holdings, Inc. (a),(b)	2,332	38,968
Maxim Integrated Products, Inc.	600	31,902
Nanometrics, Inc. (a),(b)	9,600	296,448
Park Electrochemical Corp.	500	7,850
Photronics, Inc. (a),(b)	5,400	51,030
Pixelworks, Inc. (a),(b)	9,700	38,024
Qualcomm, Inc. (b)	370,100	21,106,803
Rambus, Inc. (a),(b)	38,100	398,145
Rudolph Technologies, Inc. (a),(b)	8,500	193,800
Semtech Corp. (a),(b)	5,800	295,278
Synaptics, Inc. (a),(b)	5,200	206,700
Teradyne, Inc. (b)	77,100	3,071,664
Veeco Instruments, Inc. (a),(b)	8,330	90,297
Xperi Corp. (b)	2,200	51,480

		34,655,109

Software — 2.2%
Activision Blizzard, Inc. (b)	513,300	23,370,549
Agilysys, Inc. (a),(b)	1,100	23,287
Akamai Technologies, Inc. (a)	20,800	1,491,568
Altair Engineering, Inc. (a),(b)	9,700	357,057
Alteryx, Inc., Class A (a)	1,900	159,353
Amber Road, Inc. (a),(b)	3,500	30,345
Appfolio, Inc. (a),(b)	3,200	254,080
Atlassian Corp. PLC, Class A (a),(b)	40,600	4,563,034
Autodesk, Inc. (a),(b)	27,700	4,316,214
Avid Technology, Inc. (a),(b)	9,000	67,050
Bandwidth, Inc., Class A (a),(b)	1,900	127,224
Benefitfocus, Inc. (a),(b)	7,700	381,304
Black Knight, Inc. (a),(b)	33,400	1,820,300
Blackline, Inc. (a),(b)	3,600	166,752
Bottomline Technologies, Inc. (a),(b)	1,500	75,135
Box, Inc., Class A (a)	7,800	150,618
Brightcove, Inc. (a),(b)	6,900	58,029
Cadence Design Systems, Inc. (a),(b)	65,900	4,185,309
Calix, Inc. (a),(b)	4,100	31,570
Carbonite, Inc. (a),(b)	4,000	99,240
CDK Global, Inc. (b)	31,401	1,847,007

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
ChannelAdvisor Corp. (a),(b)	4,500	$54,810
Cision Ltd. (a),(b)	2,900	39,933
Citrix Systems, Inc. (b)	21,200	2,112,792
Cloudera, Inc. (a)	3,029	33,137
CommVault Systems, Inc. (a)	100	6,474
Cornerstone OnDemand, Inc. (a),(b)	21,300	1,166,814
Coupa Software, Inc. (a),(b)	20,000	1,819,600
Digital Turbine, Inc. (a),(b)	1,800	6,300
DocuSign, Inc. (a)	27,200	1,410,048
Dropbox, Inc., Class A (a),(b)	138,900	3,028,020
Ebix, Inc.	3,500	172,795
eGain Corp. (a),(b)	1,700	17,765
Electronic Arts, Inc. (a),(b)	92,400	9,390,612
Everbridge, Inc. (a),(b)	16,800	1,260,168
Evolent Health, Inc. (a)	13,900	174,862
Finjan Holdings, Inc. (a),(b)	1,100	3,223
FireEye, Inc. (a),(b)	98,900	1,660,531
Five9, Inc. (a),(b)	12,400	655,092
ForeScout Technologies, Inc. (a),(b)	4,400	184,404
Fortinet, Inc. (a),(b)	83,000	6,969,510
Glu Mobile, Inc. (a)	21,500	235,210
GreenSky, Inc., Class A (a)	12,900	166,926
HubSpot, Inc. (a),(b)	28,100	4,670,501
Immersion Corp. (a),(b)	10,100	85,143
InnerWorkings, Inc. (a),(b)	10,500	38,010
Inseego Corp. (a),(b)	800	3,776
KEYW Holding Corp. (The) (a)	2,200	18,964
Limelight Networks, Inc. (a),(b)	43,300	139,859
LivePerson, Inc. (a),(b)	18,200	528,164
LogMeIn, Inc.	6,100	488,610
MicroStrategy, Inc., Class A (a),(b)	2,500	360,625
Mimecast Ltd. (a),(b)	24,800	1,174,280
Mitek Systems, Inc. (a)	1,100	13,464
MobileIron, Inc. (a)	11,500	62,905
Model N, Inc. (a),(b)	9,700	170,138
Monotype Imaging Holdings, Inc. (b)	1,100	21,879
New Relic, Inc. (a),(b)	32,800	3,237,360
NextGen Healthcare, Inc. (a),(b)	2,700	45,441
Nuance Communications, Inc. (a)	16,800	284,424
Okta, Inc. (a),(b)	34,200	2,829,366
OneSpan, Inc. (a),(b)	1,800	34,596
Open Text Corp.	4,000	153,720
Palo Alto Networks, Inc. (a),(b)	56,400	13,698,432
Paycom Software, Inc. (a)	300	56,739
Paylocity Holding Corp. (a),(b)	5,500	490,545
PDF Solutions, Inc. (a),(b)	4,600	56,810

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Pluralsight, Inc. (a)	32,100	$1,018,854
Progress Software Corp.	200	8,874
Proofpoint, Inc. (a),(b)	20,900	2,537,887
PROS Holdings, Inc. (a),(b)	6,900	291,456
Q2 Holdings, Inc. (a)	600	41,556
QAD, Inc., Class A (b)	1,400	60,298
Rapid7, Inc. (a),(b)	15,000	759,150
RealPage, Inc. (a)	2,400	145,656
Red Hat, Inc. (a)	4,200	767,340
SailPoint Technologies Holding, Inc. (a),(b)	1,600	45,952
Seachange International, Inc. (a),(b)	5,600	7,448
SecureWorks Corp. (a),(b)	2,300	42,320
ServiceNow, Inc. (a),(b)	39,400	9,711,706
Smartsheet, Inc., Class A (a)	13,800	562,902
Splunk, Inc. (a),(b)	31,400	3,912,440
SPS Commerce, Inc. (a),(b)	5,400	572,724
SVMK, Inc. (a)	1,900	34,599
Symantec Corp. (b)	134,900	3,101,351
Synchronoss Technologies, Inc. (a)	1,500	9,120
Synopsys, Inc. (a),(b)	6,800	783,020
Tableau Software, Inc., Class A (a),(b)	34,200	4,352,976
Telenav, Inc. (a),(b)	2,500	15,175
Tenable Holdings, Inc. (a)	5,700	180,462
Twilio, Inc. (a),(b)	25,161	3,250,298
Tyler Technologies, Inc. (a)	1,900	388,360
Upland Software, Inc. (a),(b)	700	29,652
USA Technologies, Inc. (a),(b)	4,400	18,260
Varonis Systems, Inc. (a),(b)	12,400	739,412
Veeva Systems, Inc., Class A (a),(b)	29,100	3,691,626
Veritone, Inc. (a)	571	2,969
VMware, Inc., Class A (b)	41,300	7,455,063
Workday, Inc., Class A (a),(b)	6,300	1,214,955
Workiva, Inc. (a),(b)	10,400	527,280
Yext, Inc. (a),(b)	41,500	907,190
Zendesk, Inc. (a),(b)	47,300	4,020,500
Zscaler, Inc. (a)	10,200	723,486
Zynga, Inc., Class A (a),(b)	215,100	1,146,483

		155,886,602

Specialty Finance — 0.6%
AG Mortgage Investment Trust, Inc.	18,100	304,804
AGNC Investment Corp. (b)	210,638	3,791,484
Ally Financial, Inc.	1,000	27,490
American Express Co.	1,100	120,230
Arbor Realty Trust, Inc.	2	26
Ares Commercial Real Estate Corp.	10,000	151,900

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Cardtronics PLC (a),(b)	14,700	$523,026
Cherry Hill Mortgage Investment Corp.	7,300	125,706
Class A (a),(b)	54,400	4,075,648
Consumer Portfolio Services, Inc. (a),(b)	1,000	3,490
Curo Group Holdings Corp. (a),(b)	4,700	47,141
Deluxe Corp.	7,700	336,644
Discover Financial Services	200	14,232
Dynex Capital, Inc.	25,300	154,077
Elevate Credit, Inc. (a)	400	1,736
Enova International, Inc. (a),(b)	6,400	146,048
Essent Group Ltd. (a),(b)	10,300	447,535
Euronet Worldwide, Inc. (a)	3,900	556,101
Everi Holdings, Inc. (a),(b)	47,800	502,856
Exantas Capital Corp.	6,700	71,221
Fidelity National Financial, Inc.	5,200	190,060
Fidelity National Information Services, Inc. (b)	178,400	20,177,040
First American Financial Corp. (b)	14,800	762,200
Fiserv, Inc. (a)	11,400	1,006,392
General Finance Corp. (a),(b)	1,200	11,196
Great Ajax Corp.	100	1,374
Green Dot Corp., Class A (a),(b)	6,500	394,225
HFF, Inc., Class A (b)	1,100	52,525
Invesco Mortgage Capital, Inc.	33	521
MasterCard, Inc., Class A	1,000	235,450
MFA Financial, Inc.	20,600	149,762
MGIC Investment Corp. (a),(b)	7,200	94,968
MoneyGram International, Inc. (a)	100	204
NewStar Financial, Inc. (a),(b),(d)	100	0
On Deck Capital, Inc. (a),(b)	4,300	23,306
Ready Capital Corp.	1,155	16,944
Redwood Trust, Inc. (c)	37,990	613,539
Regional Management Corp. (a),(b)	100	2,442
Stewart Information Services Corp.	200	8,538
Total System Services, Inc. (b)	21,300	2,023,713
TPG RE Finance Trust, Inc.	3,900	76,440
WEX, Inc. (a),(c)	38,607	7,412,158

		44,654,392

Technology Services — 0.3%
Amdocs Ltd.	55,100	2,981,461
Automatic Data Processing, Inc. (b)	31,500	5,031,810
Broadridge Financial Solutions, Inc. (b)	2,100	217,749
CDW Corp. (b)	12,300	1,185,351
Cognizant Technology Solutions Corp., Class A (b)	63,900	4,629,555
Conduent, Inc. (a),(b)	11,900	164,577
CoreLogic, Inc. (a)	300	11,178

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
CPI Card Group, Inc. (a),(b)	320	$1,094
CSG Systems International, Inc. (b)	300	12,690
Endurance International Group Holdings, Inc. (a)	1,100	7,975
Fair Isaac Corp. (a)	1,300	353,119
Forrester Research, Inc. (b)	200	9,670
Genpact Ltd. (b)	34,500	1,213,710
ICF International, Inc. (b)	700	53,256
Leidos Holdings, Inc.	2,600	166,634
Luxoft Holding, Inc. (a),(b)	4,600	270,066
MSCI, Inc. (b)	1,400	278,376
NIC, Inc. (b)	4,000	68,360
Nielsen Holdings PLC	59,100	1,398,897
Perficient, Inc. (a),(b)	3,100	84,909
Perspecta, Inc.	1,900	38,418
PFSweb, Inc. (a),(b)	1,200	6,252
Presidio, Inc.	2,700	39,960
S&P Global, Inc.	800	168,440
Sabre Corp.	1,000	21,390
Science Applications International Corp. (b)	45	3,463
ServiceSource International, Inc. (a),(b)	19,500	17,967
TransUnion	2,200	147,048
Travelport Worldwide Ltd.	20,900	328,757
TTEC Holdings, Inc. (b)	500	18,115
WageWorks, Inc. (a)	19,800	747,648

		19,677,895

Telecommunications — 0.1%
8x8, Inc. (a)	2,800	56,560
Cogent Communications Holdings, Inc.	500	27,125
EchoStar Corp., Class A (a)	6,100	222,345
IDT Corp., Class B (b)	2,400	15,936
Ooma, Inc. (a)	400	5,296
RigNet, Inc. (a),(b)	600	5,862
RingCentral, Inc., Class A (a),(b)	28,200	3,039,960
Spok Holdings, Inc. (b)	2,100	28,602
TELUS Corp.	2,100	77,784
Vonage Holdings Corp. (a)	2,900	29,116
Zayo Group Holdings, Inc. (a),(b)	74,300	2,111,606
Zix Corp. (a),(b)	9,000	61,920

		5,682,112

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b)	7,300	168,265
ArcBest Corp. (b)	200	6,158
Canadian Pacific Railway Ltd.	1,500	309,045
CH Robinson Worldwide, Inc.	13,701	1,191,850

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Covenant Transportation Group, Inc., Class A (a),(b)	4,900	$93,002
Eagle Bulk Shipping, Inc. (a),(b)	12,985	60,380
Expeditors International of Washington, Inc.	800	60,720
Hub Group, Inc., Class A (a),(b)	200	8,170
JB Hunt Transport Services, Inc. (b)	21,700	2,197,993
Kansas City Southern	2,600	301,548
Marten Transport Ltd. (b)	6,533	116,484
Norfolk Southern Corp.	2,000	373,780
Overseas Shipholding Group, Inc. (a),(b)	1,200	2,748
Radiant Logistics, Inc. (a),(b)	7,000	44,100
Roadrunner Transportation Systems, Inc. (a),(b)	9,600	4,032
Schneider National, Inc.,—Class B (b)	25,300	532,565
Steel Connect, Inc. (a),(b)	1,300	2,613
Union Pacific Corp.	800	133,760
United Parcel Service, Inc., Class B (b)	40,200	4,491,948
Universal Logistics Holdings, Inc. (b)	300	5,904
USA Truck, Inc. (a),(b)	3,400	49,096
Werner Enterprises, Inc. (b)	1,000	34,150
YRC Worldwide, Inc. (a)	14,700	98,343

		10,286,654

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc. (b)	47,900	2,151,668
Blue Bird Corp. (a),(b)	600	10,158
Commercial Vehicle Group, Inc. (a),(b)	6,000	46,020
Cummins, Inc. (b)	42,400	6,693,688
FreightCar America, Inc. (a)	100	616
Meritor, Inc. (a),(b)	13,600	276,760
Spartan Motors, Inc. (b)	5,000	44,150
Trinity Industries, Inc.	800	17,384
Wabash National Corp. (b)	3,000	40,650
Wabtec Corp.	1,125	82,935

		9,364,029

Utilities — 0.4%
Aqua America, Inc.	900	32,796
Atlantic Power Corp. (a)	5,600	14,112
Avista Corp.	400	16,248
Consolidated Edison, Inc.	1,100	93,291
Consolidated Water Co. Ltd. (b)	1,600	20,592
Just Energy Group, Inc. (b)	3,500	11,900
NRG Energy, Inc.	146,600	6,227,568
PG&E Corp. (a),(b),(c)	1,047,589	18,647,084
TerraForm Power, Inc.	14	193

		25,063,784

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Waste & Environmental Services & Equipment — 0.0%		$
Advanced Disposal Services, Inc. (a),(b)	8,300		232,400
Casella Waste Systems, Inc., Class A (a),(b)	10,200		362,712
Ceco Environmental Corp. (a),(b)	2,700		19,440
Covanta Holding Corp.	2,600		45,006
Heritage-Crystal Clean, Inc. (a),(b)	1,400		38,430
Republic Services, Inc. (b)	15,600		1,253,928
Tetra Tech, Inc.	1,500		89,385
Waste Connections, Inc. (b)	34		3,012

			2,044,313

Total North America			1,825,036,168

South America — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc., A Shares (b)	24,000		172,080

Metals & Mining — 0.0%
Yamana Gold, Inc.	700		1,827

Oil, Gas & Coal — 0.0%
Geopark Ltd. (a),(b)	2,000		34,580

Total South America			208,487

TOTAL COMMON STOCK (COST $1,899,503,385)			1,968,795,935

PREFERRED STOCK — 2.8%
Asia — 2.8%
Retail—Discretionary — 2.8%
Mandatory Exchangeable Trust, 5.75%, 06/01/19 (b),(f),(n)	995,016		202,396,205

Total Asia			202,396,205

North America — 0.0%
Utilities — 0.0%
Pacific Gas & Electric Co.,
4.50% (c)	5,874		108,081
4.80% (c)	2,750		48,345
5.00% (c)	738		13,432
6.00% (c)	7,955		183,522

Total North America			353,380

TOTAL PREFERRED STOCK (COST $170,738,691)			202,749,585

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.8%
North America — 4.8%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 6.51%, 05/01/27 (b),(c),(f),(g)	$2,000,000	$1,995,568
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 6.29%, 07/15/26 (b),(c),(f),(g)	4,750,000	4,738,761
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, 3 mo. USD LIBOR + 3.00%, 5.76%, 10/21/28 (b),(c),(f),(g)	3,000,000	2,909,769
Allegro CLO Ltd., Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 6.20%, 01/30/26 (b),(c),(f),(g)	5,000,000	4,988,810
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 6.83%, 10/15/28 (b),(c),(f),(g)	1,000,000	1,000,117
ALM XVIII Ltd., Series 2016-18A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.79%, 01/15/28 (b),(c),(f),(g)	1,000,000	976,097
Apidos CLO XI, Series 2012-11A, Class DR, 3 mo. USD LIBOR + 4.05%, 6.82%, 01/17/28 (c),(f),(g)	1,700,000	1,696,433
Atlas Senior Loan Fund Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 6.78%, 07/16/29 (b),(c),(f),(g)	2,000,000	1,993,826
Avant Loans Funding Trust,
Series 2018-A, Class C, 4.79%, 05/15/24 (b),(c),(f)	1,161,000	1,169,463
Series 2018-B, Class C, 5.00%, 11/17/25 (c),(f)	545,000	551,957
Series 2019-A, Class C, 4.65%, 04/15/26 (c),(f)	3,403,000	3,423,224
Avery Point V CLO Ltd., Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.87%, 07/17/26 (b),(c),(f),(g)	1,000,000	997,554
Babson CLO Ltd., Series 2013-IA, Class DR, 3 mo. USD LIBOR + 2.55%, 5.31%, 01/20/28 (b),(c),(f),(g)	2,000,000	1,949,884
Battalion CLO Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 4.25%, 7.03%, 01/24/29 (b),(c),(f),(g)	7,500,000	7,484,985
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + 0.32%, 2.81%, 01/25/47 (b),(c),(g)	578,626	563,607

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class C, 3 mo. USD LIBOR + 3.70%, 6.49%, 01/15/29 (c),(f),(g)	$5,000,000	$4,988,345
Black Diamond CLO Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.95%, 6.73%, 04/24/29 (b),(c),(f),(g)	3,750,000	3,703,125
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.65%, 5.42%, 01/17/28 (b),(c),(f),(g)	4,000,000	3,844,156
Carlyle Global Market Strategies CLO Ltd., 3 mo. USD LIBOR + 2.60%, 5.37%, 04/17/31 (b),(c),(f),(g)	3,000,000	2,831,508
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.56%, 01/27/28 (b),(c),(f),(g)	5,235,000	5,090,409
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.43%, 6.19%, 04/22/30 (b),(c),(f),(g)	3,100,000	3,004,315
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.80%, 5.56%, 04/22/27 (b),(c),(f),(g)	1,000,000	977,054
Series 2015-1A, Class E, 3 mo. USD LIBOR + 5.15%, 7.91%, 04/22/27 (b),(c),(f),(g)	2,000,000	1,894,338
Series 2016-1A, Class C, 3 mo. USD LIBOR + 3.85%, 6.63%, 01/18/29 (c),(f),(g)	3,500,000	3,478,300
Cent CLO Ltd., Series 2014-21A, Class CR2, 3 mo. USD LIBOR + 3.20%, 5.96%, 07/27/30 (c),(f),(g)	3,500,000	3,385,729
CIFC Funding Ltd.,
Series 2013-1A, Class DR, 3 mo. USD LIBOR + 6.65%, 9.43%, 07/16/30 (b),(c),(f),(g)	3,000,000	2,891,031
Series 2014-4RA, Class C, 3 mo. USD LIBOR + 3.20%, 5.97%, 10/17/30 (c),(f),(g)	2,000,000	1,943,786
Series 2015-5A, Class CR, 3 mo. USD LIBOR + 2.95%, 5.57%, 10/25/27 (b),(c),(f),(g)	4,000,000	3,928,700
Colony American Finance Ltd., Series 2018 -1D, Class D, 4.92%, 06/15/51 (c),(f)	708,000	714,042
Covenant Credit Partners CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.75%, 6.54%, 10/15/29 (b),(c),(f),(g)	4,500,000	4,485,375

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Cutwater Ltd.,
Series 2014-2A, Class CR, 3 mo. USD LIBOR + 3.75%, 6.54%, 01/15/27 (c),(f),(g)	$5,000,000	$4,981,580
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 3.45%, 6.24%, 01/15/29 (c),(f),(g)	4,000,000	3,899,224
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 3 mo. USD LIBOR + 4.75%, 7.51%, 10/26/27 (b),(c),(f),(g)	1,000,000	926,290
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(c),(f)	4,570,714	4,591,872
Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(c),(f)	2,500,000	2,523,055
Dryden Senior Loan Fund,
Series 2014-33A, Class DR2, 3 mo. USD LIBOR + 3.85%, 6.64%, 04/15/29 (c),(f),(g)	1,000,000	1,003,420
Series 2014-36A, Class DR2, 3 mo. USD LIBOR + 3.70%, 1.00%, 04/15/29 (c),(f),(g)	5,000,000	5,000,000
Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 7.03%, 01/15/28 (b),(c),(f),(g)	5,000,000	5,000,000
DT Auto Owner Trust,
Series 2015-3A, Class D, 4.53%, 10/17/22 (b),(c),(f)	2,876,624	2,893,616
Series 2016-1A, Class D, 4.66%, 12/15/22 (b),(c),(f)	2,507,875	2,528,856
Evans Grove CLO Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.20%, 5.83%, 05/28/28 (b),(c),(f),(g)	5,000,000	4,883,265
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22%, 06/15/22 (b),(c),(f)	2,450,000	2,476,450
Figueroa CLO Ltd., Series 2013-2A, Class CRR, 3 mo. USD LIBOR + 3.05%, 5.68%, 06/20/27 (b),(c),(f),(g)	5,000,000	4,869,085
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, 3 mo. USD LIBOR + 3.10%, 5.86%, 01/21/28 (b),(c),(f),(g)	4,500,000	4,385,407
Gallatin Loan Management, 3 mo. USD LIBOR + 3.25%, 6.04%, 07/15/27 (b),(c),(f),(g)	2,000,000	1,951,878
Garrison Funding Ltd., Series 2015-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 6.55%, 09/21/29 (b),(c),(f),(g)	4,000,000	3,952,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Greywolf CLO III Ltd.,
Series 2018-3RA, Class C, 3 mo. USD LIBOR + 3.15%, 5.91%, 10/22/28 (b),(c),(f),(g)	$7,000,000	$6,912,080
Series 2018-3RA, Class D, 3 mo. USD LIBOR + 5.50%, 8.26%, 10/22/28 (b),(c),(f),(g)	1,500,000	1,419,711
Harbourview CLO Ltd., Series 7RA, Class D, 3 mo. USD LIBOR + 3.36%, 6.14%, 07/18/31 (b),(c),(f),(g)	4,000,000	3,911,956
ICG US CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD LIBOR + 3.05%, 5.80%, 07/29/28 (b),(c),(f),(g)	1,000,000	971,921
Invitation Homes Trust, Series 2018-SFR4, Class D, 3 mo. USD LIBOR + 1.65%, 4.13%, 01/17/38 (c),(f),(g)	2,693,000	2,696,224
Jamestown CLO Ltd.,
Series 2014-4A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.44%, 07/15/26 (b),(c),(f),(g)	5,000,000	4,874,965
Series 2015-7A, Class CR, 3 mo. USD LIBOR + 2.60%, 5.37%, 07/25/27 (b),(c),(f),(g)	5,500,000	5,320,573
Series 2018-11A, Class C, 3 mo. USD LIBOR + 3.25%, 6.05%, 07/14/31 (b),(c),(f),(g)	2,000,000	1,942,170
JMP Credit Advisors CLO Ltd., Series 2014-1RA, Class D, 3 mo. USD LIBOR + 2.60%, 5.37%, 01/17/28 (b),(c),(f),(g)	5,310,000	5,036,498
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 6.96%, 01/20/29 (b),(c),(f),(g)	1,000,000	1,002,613
Series 2016-20A, Class DR, 5.76%, 07/27/30 (b),(c),(f),(g)	4,000,000	3,880,900
Series 2018-30A, Class D, 3 mo. USD LIBOR + 2.50%, 5.29%, 04/15/29 (b),(c),(f),(g)	4,605,000	4,368,671
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 3 mo. USD LIBOR + 3.70%, 6.46%, 04/20/26 (c),(f),(g)	1,500,000	1,496,856
Midocean Credit CLO, Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.88%, 6.67%, 07/15/29 (c),(f),(g)	4,000,000	3,979,020

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Mountain View CLO LLC, Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.38%, 10/16/29 (b),(c),(f),(g)	$3,000,000	$2,934,492
Mountain View CLO Ltd.,
Series 2015-10A, Class DR, 3 mo. USD LIBOR + 2.60%, 5.40%, 10/13/27 (b),(c),(f),(g)	2,500,000	2,381,828
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 3.12%, 5.91%, 07/15/31 (b),(c),(f),(g)	5,000,000	4,796,255
Series 2019-1A, Class D, 3 mo. USD LIBOR + 4.05%, 6.70%, 04/15/29 (c),(f),(g)	5,000,000	5,000,000
Nationstar HECM Loan Trust, Series 2017-2A, Class M2, 3.97%, 09/25/27 (b),(c),(f),(g)	4,070,000	4,070,619
New Residential Mortgage LLC,
Series 2018-FNT1, Class D, 4.69%, 05/25/23 (c),(f)	787,589	796,347
Series 2018-FNT1, Class E, 4.89%, 05/25/23 (c),(f)	3,307,875	3,344,771
Series 2018-FNT2, Class E, 5.12%, 07/25/54 (c),(f)	3,294,086	3,340,431
Northwoods Capital Ltd., Series 2018-12BA, Class D, 3 mo. USD LIBOR + 3.15%, 5.76%, 06/15/31 (b),(c),(f),(g)	3,000,000	2,835,255
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 8.01%, 10/20/26 (b),(c),(f),(g)	4,500,000	4,451,197
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 5.20%, 7.96%, 10/20/27 (b),(c),(f),(g)	2,500,000	2,431,875
OCP CLO Ltd.,
Series 2015-9A, Class CR, 3 mo. USD LIBOR + 2.70%, 5.49%, 07/15/27 (b),(c),(f),(g)	1,500,000	1,458,962
Series 2016-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.78%, 10/18/28 (b),(c),(f),(g)	2,500,000	2,422,380
Octagon Investment Partners Ltd.,
Series 2012-1A, Class CR, 6.79%, 07/15/29 (b),(c),(f),(g)	2,500,000	2,497,973
Series 2014-1A, Class CRR, 3 mo. USD LIBOR + 3.95%, 6.64%, 02/14/31 (c),(f),(g)	2,000,000	1,994,866
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.85%, 7.64%, 04/15/26 (c),(f),(g)	1,000,000	973,671

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
OFSI Fund Ltd.,
Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 8.02%, 04/17/25 (b),(c),(f),(g)	$1,900,000	$1,888,972
Series 2014-6A, Class CR, 3 mo. USD LIBOR + 2.50%, 5.29%, 03/20/25 (b),(c),(f),(g)	5,000,000	4,836,070
Series 2014-7A, Class DR, 3 mo. USD LIBOR + 3.20%, 5.98%, 10/18/26 (b),(c),(f),(g)	2,000,000	1,968,620
OHA Credit Partners Ltd., Series 2013-9A, Class E, 7.76%, 10/20/25 (b),(c),(f),(g)	3,003,000	2,991,544
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (b),(c),(f)	1,500,000	1,525,151
Series 2015-2A, Class D, 5.64%, 07/18/25 (b),(c),(f)	3,000,000	3,015,828
Series 2016-2A, Class C, 5.67%, 03/20/28 (b),(c),(f)	3,500,000	3,542,623
Series 2017-1A, Class D, 4.52%, 09/14/32 (b),(c),(f)	4,500,000	4,493,335
Series 2019-1A, Class E, 5.69%, 02/14/31 (c),(f)	5,000,000	5,017,300
OZLM Ltd.,
Series 2014-6A, Class CS, 3 mo. USD LIBOR + 3.13%, 5.90%, 04/17/31 (b),(c),(f),(g)	2,000,000	1,935,124
Series 2015-12A, Class CR, 3 mo. USD LIBOR + 3.00%, 5.75%, 04/30/27 (b),(c),(f),(g)	1,500,000	1,454,928
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 8.15%, 04/30/27 (b),(c),(f),(g)	7,333,000	7,082,791
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 8.20%, 07/30/27 (b),(c),(f),(g)	1,100,000	1,044,820
Parallel Ltd.,
Series 2015-1A, Class DR, 3 mo. USD LIBOR + 2.55%, 5.31%, 07/20/27 (b),(c),(f),(g)	5,000,000	4,830,410
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.60%, 6.36%, 07/20/29 (b),(c),(f),(g)	6,000,000	5,983,812
Shackleton CLO Ltd., Series 2017-11A, Class D, 3 mo. USD LIBOR + 3.65%, 6.33%, 08/15/30 (c),(f),(g)	2,000,000	1,964,824

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 8.76%, 10/20/26 (b),(c),(f),(g)	$1,000,000	$977,491
TICP CLO Ltd.,
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 6.99%, 01/15/29 (b),(c),(f),(g)	1,000,000	997,773
Series 2017-7A, Class D, 3 mo. USD LIBOR + 3.75%, 6.54%, 07/15/29 (b),(c),(f),(g)	2,000,000	1,995,506
Series 2018-IA, Class C, 3 mo. USD LIBOR + 3.04%, 5.80%, 04/26/28 (b),(c),(f),(g)	4,650,000	4,521,148
Series 2018-IIA, Class C, 5.71%, 04/20/28 (b),(c),(f),(g)	1,500,000	1,466,615
Tralee CLO Ltd., Series 2018-5A, Class D, 3 mo. USD LIBOR + 3.20%, 5.96%, 10/20/28 (c),(f),(g)	3,000,000	2,936,139
TruPS Financials Note Securitization Ltd., Series 2017-1A, Class B, 3 mo. USD LIBOR + 5.10%, 7.86%, 04/20/38 (b),(d),(c),(f),(g)	3,000,000	2,917,500
Venture CLO Ltd.,
Series 2013-14A, Class DR, 3 mo. USD LIBOR + 4.00%, 6.63%, 08/28/29 (b),(c),(f),(g)	4,000,000	3,963,148
Series 2014-16A, Class DRR, 3 mo. USD LIBOR + 2.51%, 5.30%, 01/15/28 (b),(c),(f),(g)	4,000,000	3,821,012
Series 2014-18A, Class DR, 3 mo. USD LIBOR + 3.10%, 5.89%, 10/15/29 (b),(c),(f),(g)	1,000,000	966,411
Vericrest Opportunity Loan Trust,
Series 2017-NP11 SEQ, Class A1, 3.38%, 10/25/47 (b),(c),(f)	1,771,381	1,764,586
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (b),(c),(f)	1,263,598	1,256,384
Series 2019-NPL3 SEQ, Class A1, 3.97%, 03/25/49 (c),(f)	2,000,000	2,005,188
Vibrant CLO Ltd., Series 2018-8A, Class C, 3 mo. USD LIBOR + 2.85%, 5.61%, 01/20/31 (b),(c),(f),(g)	6,000,000	5,680,644
VOLT LXVI, Series 2018-NPL2 SEQ, Class A1, 4.34%, 05/25/48 (c),(f)	3,041,751	3,031,515
VOLT LXXIV LLC, Series 2018-NP10, Class A1A, 4.58%, 11/25/48 (c),(f)	7,613,236	7,648,272

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
VOYA CLO, Series 2017-2A, Class C, 3 mo. USD LIBOR + 3.70%, 6.49%, 06/07/30 (b),(c),(f),(g)	$4,000,000		$3,993,316
Voya CLO Ltd., Series 2014-3A, Class CR, 3 mo. USD LIBOR + 2.65%, 5.42%, 07/25/26 (b),(c),(f),(g)	1,000,000		967,648
Wellfleet CLO Ltd.,
Series 2015-1A, Class ER2, 3 mo. USD LIBOR + 5.30%, 8.06%, 10/20/27 (c),(f),(g)	1,000,000		955,564
Series 2016-2A, Class DR, 3 mo. USD LIBOR + 5.50%, 8.26%, 10/20/28 (c),(f),(g)	1,000,000		961,556
WhiteHorse Ltd., Series 2015-10A, Class DR, 3 mo. USD LIBOR + 3.00%, 5.77%, 04/17/27 (b),(c),(f),(g)	1,250,000		1,199,601
Zais CLO Ltd., Series 2018-11A, Class D, 3 mo. USD LIBOR + 4.00%, 6.82%, 01/20/32 (c),(f),(g)	5,500,000		5,265,821

Total North America			345,881,112

TOTAL ASSET-BACKED SECURITIES (COST $351,199,714)			345,881,112

CONVERTIBLE BONDS — 0.8%
Africa — 0.1%
Sika AG, 3.75%, 01/30/22	6,600,000	CHF	7,101,951

Total Africa			7,101,951

Europe — 0.3%
Pharmaceuticals — 0.1%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c),(f)	11,300,000	EUR	9,025,154
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19 (e)	500,000	EUR	399,343

Wireless Telecommunications Services — 0.2%
Vodafone Group PLC,
1.20%, 03/12/21	6,300,000	GBP	8,564,018
1.50%, 03/12/22	3,900,000	GBP	5,353,601

			13,917,619

Total Europe			23,342,116

Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings PLC REG S, 4.13%, 04/11/20 (e)	3,700,000	GBP	7,483,919

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Volcan Holdings II PLC, 3.88%, 10/10/20 (e)	6,700,000	GBP	$12,615,932

Total Middle East			20,099,851

North America — 0.1%
Wireless Telecommunications Services — 0.1%
America Movil SAB de CV, 0.00%, 05/28/20 (e),(u)	6,600,000	EUR	7,339,141

Total North America			7,339,141

TOTAL CONVERTIBLE BONDS (COST $55,663,126)			57,883,059

BANK DEBT — 1.9%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.50%, 4.98%, 10/18/20 (c),(g),(o)	$627,568		619,724

Total Asia			619,724

Europe — 0.0%
Advertising & Marketing — 0.0%
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1 mo. LIBOR + 3.00%, 5.50%, 05/31/21 (c),(g)	1,955,613		1,845,610
Richmond UK Bidco Ltd., 2017 Term Loan B, 1 mo. GBP LIBOR + 0.73%, 4.98%, 03/03/24 (c)	1,057,715	GBP	1,303,573

			3,149,183

Exploration & Production — 0.0%
Endeavour International Holding BV, Term Loan A1, Defaulted, 0.00%, 01/02/20 (d),(c),(g),(o)	$1,563,903		351,878

Total Europe			3,501,061

North America — 1.9%
Advertising & Marketing — 0.6%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.75%, 07/23/21 (c),(g)	37,088		31,386
Agro Merchants NAI Holdings LLC, 2017 1st Lien Term Loan B, 3 mo. LIBOR + 3.75%, 6.35%, 12/06/24 (c),(g),(o)	1,258,903		1,242,386
Casablanca US Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. LIBOR + 4.00%, 6.74%, 03/29/24 (c),(g),(o)	852,345		822,513

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Citgo Petroleum Corp., 2019 Term Loan B, 0.00%, 03/22/24 (c),(o),(p)	$3,948,478		$3,928,736
Communications Sales & Leasing, Inc., 2017 Term Loan B, 0.00%, 10/24/22 (c),(g),(p)	2,625,604		2,562,143
ExGen Renewables IV LLC, Term Loan B, 3 mo. LIBOR + 3.00%, 5.63%, 11/28/24 (c),(g)	3,654,452		3,416,913
Getty Images, Inc., 2019 1st Lien Term Loan, 1 mo. LIBOR + 4.50%, 7.00%, 02/19/26 (c)	4,803,984		4,761,949
LTI Holdings, Inc., 2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.75%, 9.25%, 09/06/26 (c),(g)	248,952		235,105
NMI Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 4.75%, 7.25%, 05/24/23 (c),(o)	6,755,983		6,755,983
PetSmart, Inc., Term Loan B2, 0.00%, 03/11/22 (c),(g),(p)	8,071,559		7,229,130
PG&E Corp., Term Loan, 0.00%, 04/16/20 (c),(o),(p)	1,862,441		1,606,355
PG&E Opco, Revolver, 0.00%, 04/27/20 (c),(o)	201,569		166,295
QualTek USA, LLC, 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.75%, 8.49%, 07/18/25 (c),(g),(o)	4,311,985		4,193,405
UFC Holdings LLC, 2nd Lien Term Loan, 1 mo. LIBOR + 7.50%, 9.99%, 08/18/24 (c),(g)	1,433,186		1,436,167
Windstream Services LLC, Repriced Term Loan B6, 0.00%, 03/29/21 (c),(g),(p)	1,926,410		1,927,912

			40,316,378

Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 7.78%, 11/28/21 (c),(g)	6,689,739		6,530,858

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/49 (d),(c),(u),(i)	16,732,095		0
1.00%, 08/15/15 (d),(c),(i)	980,468	EUR	0

			0

Coal Operations — 0.0%
Blackhawk Mining LLC, 2017 Term Loan B1, 3 mo. LIBOR + 9.50%, 12.25%, 02/17/22 (c),(g),(o)	$1,106,060		801,893

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Consumer Finance — 0.1%
Ocwen Loan Servicing, LLC, 2016 Term Loan B, 1 mo. LIBOR + 5.00%, 7.49%, 12/05/20 (c),(g),(o)	$7,791,774	$7,752,815

Consumer Products — 0.1%
KIK Custom Products, Inc., 2015 Term Loan B, 1 mo. LIBOR + 4.00%, 6.50%, 05/15/23 (c),(g)	6,838,059	6,370,814
Revlon Consumer Products Corporation, 2016 Term Loan B, 3 mo. LIBOR + 3.50%, 6.13%, 09/07/23 (c),(g)	4,031,362	2,909,313

		9,280,127

Consumer Services — 0.2%
Aegis Sciences Corp., 2018 Term Loan, 3 mo. LIBOR + 5.50%, 8.24%, 05/02/25 (c),(g)	36,639	35,418
Fort Dearborn Company,
2016 1st Lien Term Loan, 1 mo. LIBOR + 4.00%, 6.79%, 10/19/23 (c),(o)	10,104,421	9,750,767
2016 2nd Lien Term Loan, 3 mo. LIBOR + 3.50%, 6.10%, 10/19/24 (d),(c),(o)	400,281	364,255

		10,150,440

Containers & Packaging — 0.0%
BWAY Holding Co., 2017 Term Loan B, 3 mo. LIBOR + 3.50%, 6.10%, 04/03/24 (c),(g)	1,332,439	1,298,129

Entertainment Resources — 0.0%
Bulldog Purchaser Inc., 2018 Term Loan, 1 mo. LIBOR + 3.75%, 6.25%, 09/05/25 (c),(g),(o)	1,429,012	1,406,691

Exploration & Production — 0.0%
Par Pacific Holdings, Inc., Term Loan B, 3 mo. LIBOR + 6.75%, 9.55%, 01/11/26 (c),(o)	922,269	921,116

Health Care Facilities & Services — 0.2%
New Millennium HoldCo, Inc., Exit Term Loan, 1 mo. LIBOR + 6.50%, 8.99%, 12/21/20 (c),(g),(o)	276,127	131,160
Owens & Minor, Inc., Term Loan B, 1 mo. LIBOR + 4.50%, 7.01%, 04/30/25 (c)	5,138,738	3,854,054
Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. LIBOR + 6.25%, 8.74%, 02/13/26 (c),(g),(o)	184,860	179,315

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Prospect Medical Holdings, Inc., 2018 Term Loan B, 1 mo. LIBOR + 5.50%, 8.06%, 02/22/24 (c),(g)	$5,100,643	$4,628,833
Quorum Health Corp., Term Loan B, 1 mo. LIBOR + 6.75%, 9.24%, 04/29/22 (c),(g)	6,263,613	6,147,736
Wink Holdco, Inc, 2nd Lien Term Loan B, 1 mo. LIBOR + 6.75%, 9.25%, 12/01/25 (c),(g),(o)	1,988,919	1,934,223

		16,875,321

Machinery Manufacturing — 0.2%
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, 3 mo. LIBOR + 3.25%, 6.05%, 07/19/24 (c),(g),(o)	7,488,871	7,217,400
2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 10.05%, 07/18/25 (c),(g)	5,030,734	4,913,367

		12,130,767

Managed Care — 0.1%
One Call Corporation, 2018 Term Loan B, 1 mo. LIBOR + 5.25%, 7.74%, 11/25/22 (c),(g)	5,517,733	4,657,905

Pipeline — 0.0%
Paradigm Energy Partners, LLC, Term Loan B, 1 mo. LIBOR + 5.25%, 7.75%, 09/05/24 (c),(g),(o)	2,472,374	2,342,574

Retail—Consumer Discretionary — 0.1%
AI Aqua Merger Sub, Inc.,
2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.25%, 5.74%, 12/13/23 (c),(g),(o)	1,630,529	1,557,155
2017 Incremental Term Loan, 1 mo. LIBOR + 3.25%, 5.75%, 12/13/23 (c),(g)	8,504,313	8,149,938

		9,707,093

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., Term Loan, 1 mo. LIBOR + 5.50% (Cash); 1.75% (PIK), 8.01%, 11/15/21 (c),(g),(o)	3,624,605	2,899,684

Software & Services — 0.1%
NAVEX TopCo, Inc.,
2018 1st Lien Term Loan, 1 mo. LIBOR + 3.25%, 5.75%, 09/05/25 (c),(g)	369,827	360,467
2018 2nd Lien Term Loan, 1 mo. LIBOR + 7.00%, 9.50%, 09/05/26 (c),(g)	185,843	181,662

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Syniverse Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. LIBOR + 5.00%, 7.48%, 03/09/23 (c),(g)	$3,368,102		$3,085,181

			3,627,310

Travel & Lodging — 0.0%
Marriott Ownership Resorts, Inc., 2018 Term Loan B, 1 mo. LIBOR + 2.50%, 4.75%, 08/29/25 (c),(g),(o)	258,353		256,738

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, Exit Term Loan, 3 mo. LIBOR (Cash) + 8.75% (PIK), 11.52%, 12/07/20 (c)	4,464,763		3,286,066

Total North America			134,241,905

TOTAL BANK DEBT (COST $143,258,845)			138,362,690

CORPORATE BONDS & NOTES — 8.4%
Banks — 0.2%
HSBC Bank PLC ,0.00%, 04/18/19 - 08/08/19 (f),(u)	203,875,000		11,571,565
HSH N Funding II Via Banque de Luxembourg, 7.25% (c),(j)	487,000		171,443
Promerica Financial Corp., 9.70%, 05/14/24 (f)	3,400,000		3,449,300
RESPARCS Funding II LP, 7.50% (c),(j)	3,226,000	EUR	1,053,459
RESPARCS Funding LP I, 8.00% (c),(j)	$1,161,000		368,618

Total Banks			16,614,385

Commercial Finance — 0.0%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (b),(c),(f)	3,140,000		3,194,950

Communications — 0.0%
Getty Images, Inc., 9.75%, 03/01/27 (c),(f)	1,170,000		1,177,313

Consumer Finance — 0.2%
Curo Group Holdings Corp., 8.25%, 09/01/25 (c),(f)	11,333,000		9,718,047
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (c),(f)	2,807,000		2,624,545

Total Consumer Finance			12,342,592

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Consumer Products — 0.1%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (b),(c),(f)	$4,724,000		$4,062,640
Revlon Consumer Products Corp.,
5.75%, 02/15/21 (c)	276,000		237,360
6.25%, 08/01/24 (c)	4,774,000		2,470,545

Total Consumer Products			6,770,545

Entertainment Resources — 0.0%
CPUK Finance Ltd., 4.88%, 02/28/47 (c),(f)	1,573,000	GBP	2,013,777

Exploration & Production — 0.9%
Oil and Gas Holding Co. BSCC,
7.50%, 10/25/27 (e),(h)	$43,875,000		46,617,187
7.63%, 11/07/24 (f),(h)	10,525,000		11,488,080
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (b),(c),(f)	8,011,000		7,438,214

Total Exploration & Production			65,543,481

Financial Services — 0.1%
MDC-GMTN BV, MTN, 4.50%, 11/07/28 (e)	1,379,000		1,472,083
MF Global Holdings Ltd., 6.75%, 08/08/16 (d),(c),(i),(k)	436,000		139,520
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (e)	3,032,000		3,119,121

Total Financial Services			4,730,724

Food & Beverage — 0.1%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (b),(c),(f)	7,424,000		7,264,384

Health Care Facilities & Services — 0.1%
AHP Health Partners, Inc., 9.75%, 07/15/26 (b),(c),(f)	7,443,000		8,019,833
Owens & Minor, Inc., 3.88%, 09/15/21 (c)	2,128,000		1,691,760

Total Health Care Facilities & Services			9,711,593

Homebuilders — 0.1%
LGI Homes, Inc., 6.88%, 07/15/26 (c),(f)	3,546,000		3,537,135

Industrial Other — 0.2%
Flexi-Van Leasing, Inc., 10.00%, 02/15/23 (c),(f)	2,917,000		2,689,474
Michael Baker International LLC, 8.75%, 03/01/23 (b),(c),(f)	10,046,000		10,096,230

Total Industrial Other			12,785,704

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Integrated Oils — 1.9%
Petrobras Global Finance BV,
5.75%, 02/01/29 (h)	$50,400,000	$49,921,200
6.00%, 01/27/28 (h)	43,200,000	43,718,400
6.25%, 03/17/24	1,514,000	1,625,657
6.90%, 03/19/49	8,597,000	8,505,872
8.75%, 05/23/26	2,716,000	3,213,028
Petroleos de Venezuela SA, 6.00%, 10/28/22 (d),(i)	2,817,584	487,442
Petroleos Mexicanos,
3.50%, 01/30/23	4,130,000	3,944,563
4.63%, 09/21/23	3,787,000	3,730,233
4.88%, 01/24/22	5,500,000	5,546,805
5.35%, 02/12/28 (h)	2,650,000	2,459,200
5.50%, 01/21/21	2,645,000	2,689,965
6.38%, 01/23/45	400,000	353,320
6.50%, 01/23/29 (h)	6,200,000	6,144,200
6.75%, 09/21/47	1,850,000	1,702,074
9.50%, 09/15/27 (h)	3,800,000	4,505,355

Total Integrated Oils		138,547,314

Internet Media — 0.1%
Uber Technologies, Inc., 8.00%, 11/01/26 (c),(f)	3,714,000	3,955,410

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (b),(c),(f)	2,180,000	2,065,550

Total Medical Equipment & Devices Manufacturing		2,065,550

Metals & Mining — 0.0%
Freeport-McMoRan, Inc., 5.45%, 03/15/43 (c)	2,076,000	1,816,521

Oil & Gas Services — 0.1%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(c)	4,930,000	4,313,750
CSI Compressco LP / CSI Compressco Finance, Inc., 7.50%, 04/01/25 (b),(c),(f)	6,364,000	6,077,620

Total Oil & Gas Services		10,391,370

Pipeline — 0.2%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (b),(c),(f),(k)	10,445,000	9,609,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (b),(c)	$5,308,000		$5,148,760

Total Pipeline			14,758,160

Property & Casualty Insurance — 0.0%
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38% (g),(j)	1,600,000	EUR	2,013,335

Publishing & Broadcasting — 0.0%
LBI Media, Inc. ,11.500%, 04/15/20 (d),(c),(f),(i)	$3,957,903		108,160

Real Estate — 0.1%
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (c)	4,587,000		4,558,331
Newmark Group, Inc., 6.13%, 11/15/23 (c)	137,000		141,251
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24 (c),(f)	263,000		226,180
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23 (c)	1,579,000		1,425,048

Total Real Estate			6,350,810

Refining & Marketing — 0.3%
Citgo Holding, Inc., 10.75%, 02/15/20 (c),(f)	17,921,000		18,372,609
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 8.24%, 09/24/19 (g)	457,684		459,401

Total Refining & Marketing			18,832,010

Retail—Consumer Discretionary — 0.3%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(c),(f)	13,148,000		13,246,610
Guitar Center Escrow Issuer, Inc., 9.50%, 10/15/21 (c),(f)	3,539,000		3,397,440
PetSmart, Inc.,
5.88%, 06/01/25 (c),(f)	414,000		346,725
7.13%, 03/15/23 (c),(f)	2,066,000		1,539,170
8.88%, 06/01/25 (c),(f)	658,000		491,855

Total Retail—Consumer Discretionary			19,021,800

Software & Services — 1.8%
Refinitiv US Holdings, Inc., 6.25%, 05/15/26 (f)	115,000,000		116,581,250
Verscend Escrow Corp., 9.75%, 08/15/26 (c),(f)	12,007,000		11,976,982

Total Software & Services			128,558,232

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Travel & Lodging — 0.0%
Diamond Resorts International, Inc., 7.75%, 09/01/23 (c),(f)	$2,256,000		$2,256,000

Utilities — 0.3%
1MDB Energy Ltd., 5.99%, 05/11/22 (e)	2,500,000		2,556,723
Eskom Holdings SOC Ltd.,
5.75%, 01/26/21 (e)	3,009,000		2,965,941
8.45%, 08/10/28	4,753,000		4,984,709
Pacific Gas & Electric Co.,
3.50%, 10/01/20 (c)	1,380,000		1,269,600
6.05%, 03/01/34 (c)	3,233,000		3,208,752
6.35%, 02/15/38 (c)	2,711,000		2,724,555

Total Utilities			17,710,280

Wireless Telecommunications Services — 1.3%
Embarq Corp., 8.00%, 06/01/36 (b),(c)	14,759,000		14,371,576
Intelsat Jackson Holdings SA, 8.50%, 10/15/24 (f)	78,930,000		76,759,425

Total Wireless Telecommunications Services			91,131,001

TOTAL CORPORATE BONDS & NOTES (COST $599,104,206)			603,202,536

SOVEREIGN DEBT — 12.0%
Argentina POM Politica Monetaria, 67.55%, 06/21/20 (g)	53,958,819	ARS	1,412,333
Argentina Treasury Bill, 0.00%, 04/30/20 - 07/31/20 (u)	168,187,449		4,039,978
Argentine Republic Government International Bond,
3.38%, 12/31/38 (k)	9,825,403		6,214,146
3.75%, 12/31/38 (k)	$11,200,000		6,468,000
3.88%, 01/15/22 (e)	4,213,000	EUR	3,999,322
4.63%, 01/11/23 (h)	$54,383,000		44,539,677
5.63%, 01/26/22	4,023,000		3,469,837
6.88%, 04/22/21 - 01/26/27 (h)	29,000,000		26,359,000
Bahrain Government International Bond,
7.00%, 01/26/26 (e)	2,600,000		2,795,260
7.50%, 09/20/47 (e)	400,000		425,880
Brazilian Government International Bond, 4.88%, 01/22/21	4,942,000		5,095,251
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (c)	22,173,328	EUR	27,569,561
Ecuador Government International Bond,
7.88%, 01/23/28	$12,200,000		11,602,200
10.75%, 03/28/22 (e)	2,662,000		2,974,785

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Egypt Government International Bond,
5.88%, 06/11/25 (e)	$8,000,000		$7,930,240
6.13%, 01/31/22 (e)	6,600,000		6,676,586
6.20%, 03/01/24 (f),(h)	2,250,000		2,275,447
6.88%, 04/30/40 (e)	2,500,000		2,293,190
7.60%, 03/01/29 (f),(h)	4,350,000		4,465,144
7.90%, 02/21/48 (f)	38,300,000		37,098,989
8.50%, 01/31/47 (e)	13,200,000		13,457,743
8.70%, 03/01/49 (f)	1,700,000		1,768,000
Export Credit Bank of Turkey,
4.25%, 09/18/22 (e)	400,000		352,293
5.38%, 10/24/23 (e)	1,000,000		886,000
6.13%, 05/03/24 (e)	9,800,000		8,722,000
France Government Bond OAT REG S, 0.10%, 03/01/25 (c)	12,003,288	EUR	14,389,501
French Republic Government Bond OAT, 0.10%, 03/01/28 (c)	19,297,260	EUR	23,396,194
Hellenic Republic Government Bond, 1.00%, 10/15/42 (g)	10,100,000	EUR	38,294
HSBC Holdings PLC, 6.94%, 05/23/23 (d),(g),(o),(h)	$50,000,000		49,996,000
Indonesia Government International Bond, 4.45%, 02/11/24	1,335,000		1,391,174
Iraq International Bond,
5.80%, 01/15/28 (e)	86,450,000		82,830,338
6.75%, 03/09/23 (e)	1,200,000		1,214,321
Japan Treasury Discount Bill, 0.00%, 04/22/19 (c),(u)	2,500,000,000	JPY	22,559,167
Jordan Government International Bond, 7.38%, 10/10/47 (e)	$8,300,000		8,153,422
Kingdom of Jordan, 7.38%, 10/10/47	11,200,000		11,002,208
National Highways Authority of India, 7.30%, 05/18/22 (e)	330,000,000	INR	4,636,549
Nigeria Government International Bond,
7.14%, 02/23/30 (h)	$22,800,000		22,793,798
7.63%, 11/21/25 (f),(e)	36,022,000		38,407,017
8.75%, 01/21/31 (f)	8,400,000		9,254,851
MTN, 7.63%, 11/28/47 (e)	12,100,000		11,767,734
Paraguay Government International Bond, 4.63%, 01/25/23 (e)	5,367,000		5,527,044
Qatar Government International Bond,
4.00%, 03/14/29 (f)	2,233,000		2,301,357
4.82%, 03/14/49 (f)	2,822,000		2,967,158

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Republic of South Africa Government Bond,
8.75%, 02/28/48	164,423,476	ZAR	$10,291,317
10.50%, 12/21/26	206,787,050	ZAR	15,806,320
Republic of South Africa Government International Bond,
5.50%, 03/09/20	$5,508,000		5,595,687
6.30%, 06/22/48	5,192,000		5,276,578
Russian Federal Bond - OFZ, 7.25%, 05/10/34	740,042,000	RUB	10,228,629
Russian Foreign Bond - Eurobond,
4.50%, 04/04/22 (e)	$9,600,000		9,876,000
5.00%, 04/29/20 (e)	2,800,000		2,849,000
5.10%, 03/28/35 (f)	4,800,000		4,865,395
5.25%, 06/23/47 (e)	16,200,000		16,291,530
Saudi Government International Bond,
5.25%, 01/16/50	5,193,000		5,538,231
MTN, 2.38%, 10/26/21 (e)	5,930,000		5,826,723
Sweden Government Bond,
0.75%, 05/12/28 (c)	133,000,000	SEK	15,048,929
1.00%, 11/12/26 (c)	177,000,000	SEK	20,399,368
Turkey Government International Bond,
5.63%, 03/30/21	$2,130,000		2,101,658
5.75%, 03/22/24	19,000,000		17,971,720
6.13%, 10/24/28 (h)	31,800,000		28,906,200
7.00%, 06/05/20	8,035,000		8,105,708
7.25%, 12/23/23 (h)	26,100,000		26,275,914
Ukraine Government International Bond, 7.750%, 09/01/20 - 09/01/23 (e),(h)	53,000,000		52,465,698
United Kingdom Gilt Inflation Linked Bond REG S, 0.13%, 03/22/26 (c)	33,709,387	GBP	52,230,619
ZAR Sovereign Capital Fund Propriety Ltd., 3.90%, 06/24/20 (e)	$2,962,000		2,957,954

TOTAL SOVEREIGN DEBT (COST $873,869,797)			864,426,167

MORTGAGE-BACKED SECURITIES — 27.7%
Europe — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Credit Suisse European Mortgage Capital Ltd.,
Series 2015-1HWA, Class AX, 0.25%, 04/20/20 (c),(f),(h)	36,701,974	EUR	28,819

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount		Value
Series 2015-1HWA, Class A, 3 mo. USD LIBOR + 2.75%, 2.75%, 04/20/20 (c),(f),(g)	36,701,974	EUR	$40,635,234

			40,664,053

Total Europe			40,664,053

North America — 27.1%
Collateralized Mortgage Obligation (Residential) — 16.3%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 6.79%, 07/25/25 (b),(c),(f),(g)	$379,094		379,598
Series 2017-1, Class M2, 1 mo. USD LIBOR + 3.35%, 5.84%, 10/25/27 (b),(c),(f),(g)	7,962,000		8,154,617
Series 2018-2A, Class B1, 1 mo. USD LIBOR + 2.65%, 5.14%, 08/25/28 (c),(f),(g)	250,000		256,571
Series 2019-1A, Class M2, 1 mo. USD LIBOR + 2.70%, 5.18%, 03/25/29 (c),(f),(g)	1,460,000		1,459,715
Series 2019-1A, Class B1, 1 mo. USD LIBOR + 4.00%, 6.48%, 03/25/29 (c),(f),(g)	331,000		330,935
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + 0.34%, 2.83%, 05/25/37 (b),(c),(g)	730,032		693,790
Connecticut Avenue Securities, Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 8.19%, 04/25/28 (c),(g)	5,818,876		6,656,474
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.89%, 04/25/31 (c),(f),(g),(h)	28,569,000		28,848,805
Series 2019-R01, Class 2M2, 1 mo. USD LIBOR + 2.45%, 4.94%, 07/25/31 (c),(f),(g),(h)	18,619,000		18,687,332
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.30%, 4.79%, 08/25/31 (c),(f),(g)	26,991,000		27,189,384
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (b),(c)	726,747		711,537
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(c)	811,692		775,545

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.90%, 04/25/36 (c),(g)	$2,212	$2,233
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + 0.16%, 2.65%, 11/25/36 (b),(c),(g)	24,157	24,148
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.67%, 09/25/45 (c),(g)	866,000	845,967
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 7.49%, 12/25/28 (b),(c),(g)	1,784,000	2,020,888
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 6.29%, 03/25/29 (b),(c),(g)	1,500,000	1,642,065
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 6.34%, 03/25/29 (b),(c),(g)	7,794,000	8,563,665
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 6.39%, 04/25/29 (b),(c),(g)	18,497,000	20,379,995
Series 2017-DNA, Class M2, 1 mo. USD LIBOR + 3.25%, 5.74%, 07/25/29 (b),(c),(g)	1,388,000	1,479,539
Series 2017-DNA2, Class M2, 1 mo. USD LIBOR + 3.45%, 5.94%, 10/25/29 (c),(g),(h)	2,607,000	2,812,505
Series 2017-DNA3, Class M2, 1 mo. USD LIBOR + 2.50%, 4.99%, 03/25/30 (b),(c),(g)	4,838,000	4,968,244
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 6.04%, 08/25/29 (b),(c),(g)	13,755,000	14,808,220
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 5.14%, 12/25/29 (b),(c),(g)	21,703,000	22,265,976
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.35%, 4.84%, 04/25/30 (b),(c),(g)	2,926,000	2,967,947
Series 2017-HRP1, Class M2, 1 mo. USD LIBOR + 2.45%, 4.94%, 12/25/42 (b),(c),(g)	1,687,000	1,715,600
Series 2017-SPI1, Class M2, 3.98%, 09/25/47 (c),(f),(g)	284,000	272,647
Series 2018-DNA1, Class M2B, 1 mo. USD LIBOR + 1.80%, 4.29%, 07/25/30 (c),(g)	2,425,000	2,311,071

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2018-DNA1, Class M2, 1 mo. USD LIBOR + 1.80%, 4.29%, 07/25/30 (b),(c),(g),(h)	$30,674,000	$30,030,766
Series 2018-HQA1, Class M2, 1 mo. USD LIBOR + 2.30%, 4.79%, 09/25/30 (b),(c),(g)	9,749,000	9,742,956
Series 2019-DNA1, Class M2, 1 mo. USD LIBOR + 2.65%, 5.14%, 01/25/49 (c),(f),(g),(h)	4,798,000	4,878,654
Series 2019-DNA2, Class M2, 1 mo. USD LIBOR + 2.45%, 4.94%, 03/25/49 (c),(f),(g)	3,750,000	3,767,888
Series 2019-HQA1, Class M2, 1 mo. USD LIBOR + 2.35%, 4.84%, 02/25/49 (c),(f),(g)	6,470,000	6,522,666
Series 2019-ML05, Class XCA, 0.25%, 11/25/33 (c),(g)	23,604,000	556,370
Series 2019-ML05, Class XUS, 0.47%, 01/25/36 (c),(g)	21,079,000	947,986
Series K-1510, Class X3, 3.40%, 01/25/37 (c),(g)	5,140,000	1,787,255
Series K071, Class X1, 0.29%, 11/25/27 (c),(g)	89,626,900	2,018,129
Series K089, Class X3, 2.37%, 01/25/46 (c),(g)	7,963,000	1,432,225
Series K151, Class X1, 0.42%, 04/25/30 (c),(g)	36,732,313	1,245,152
Series K154, Class X1, 0.31%, 11/25/32 (c),(g)	33,595,586	1,060,881
Series K156, Class X1, 0.07%, 06/25/33 (c),(g)	37,531,662	435,968
Series KC03, Class X1, 0.49%, 11/25/24 (c),(g)	54,259,000	1,369,551
Series KW08, Class X3, 3.29%, 10/25/31 (c),(g)	6,701,000	1,575,981
Federal National Mortgage Association,
4.00%, 04/01/49 (c),(t)	139,400,000	143,418,623
4.50%, 04/01/49 (c),(t)	63,500,000	66,193,734
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 6.74%, 04/25/29 (b),(c),(g)	40,655,000	44,966,625
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 6.84%, 05/25/29 (b),(c),(g)	29,355,000	31,936,449
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 6.04%, 07/25/29 (b),(c),(g)	27,530,000	29,541,755

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 6.14%, 09/25/29 (c),(g),(h)	$26,653,000	$28,656,773
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 5.49%, 10/25/29 (b),(c),(g)	23,453,000	24,745,659
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 5.34%, 11/25/29 (b),(c),(g)	41,623,000	43,179,825
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 4.69%, 01/25/30 (b),(c),(g)	34,086,000	34,538,696
Series 2017-C06, Class 1M2, 1 mo. USD LIBOR + 2.65%, 5.14%, 02/25/30 (b),(c),(g)	20,331,000	20,934,221
Series 2017-C06, Class 2M2, 1 mo. USD LIBOR + 2.80%, 5.29%, 02/25/30 (c),(g),(h)	34,109,000	35,060,232
Series 2017-C07, Class 1M2, 1 mo. USD LIBOR + 2.40%, 4.89%, 05/25/30 (b),(c),(g)	8,593,000	8,764,602
Series 2018-C01, Class 1M2, 1 mo. USD LIBOR + 2.25%, 4.74%, 07/25/30 (b),(c),(g),(h)	76,751,000	77,355,030
Series 2018-C02, Class 2M2, 1 mo. USD LIBOR + 2.20%, 4.69%, 08/25/30 (b),(c),(g)	8,357,000	8,346,495
Series 2018-C03, Class 1M2, 1 mo. USD LIBOR + 2.15%, 4.64%, 10/25/30 (b),(c),(g)	32,792,000	32,716,644
Series 2018-C04, Class 2M2, 5.04%, 12/25/30 (c),(g),(h)	39,731,000	40,013,487
Series 2018-C05, Class 1M2, 1 mo. USD LIBOR + 2.35%, 4.84%, 01/25/31 (c),(g),(h)	30,588,000	30,657,894
Series 2018-C06, Class 1M2, 1 mo. USD LIBOR + 2.00%, 4.49%, 03/25/31 (b),(c),(g)	9,340,000	9,252,297
Series 2018-C06, Class 2M2, 1 mo. USD LIBOR + 2.10%, 4.59%, 03/25/31 (c),(g)	3,247,000	3,207,841
Freddie Mac Stacr Trust,
Series 2018-HQA2, Class M2, 1 mo. USD LIBOR + 2.30%, 4.79%, 10/25/48 (c),(f),(g),(h)	31,678,000	31,376,742
Series 2018-HRP1, Class B1, 6.24%, 04/25/43 (c),(f),(g)	2,748,000	2,812,166

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Government National Mortgage Association, 4.00%, 04/01/49 (c),(t)	$62,300,000	$64,378,266
Home Re Ltd., Series 2018-1, Class M2, 1 mo. USD LIBOR + 3.00%, 5.49%, 10/25/28 (c),(f),(g)	21,988,000	22,003,106
Homeward Opportunities Fund, Series 2019-HOF, 1.00%, 01/25/59 (c),(f),(g)	1,136,000	1,135,977
JEPSON Series 2019-1, 1.134%, 11/24/57 (c),(g)	3,987,000	4,278,676
LHOME Mortgage Trust,
Series 2019-RTL1, Class M, 6.90%, 10/25/23 (c),(f)	571,000	571,714
Series 2019-RTL1 SEQ, Class A2, 4.95%, 10/25/23 (c),(f)	905,000	905,893
New Residential Mortgage Loan, Series 2019-NQM2, Class B1, 12 mo. USD LIBOR + 2.70%, 5.21%, 04/25/49 (c),(f),(g)	831,000	833,038
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 6.49%, 04/25/27 (b),(c),(f),(g),(h)	8,686,000	8,837,328
Radnor RE Ltd.,
Series 2018-1, Class M2, 1 mo. USD LIBOR + 2.70%, 5.19%, 03/25/28 (c),(f),(g)	401,000	401,571
Series 2019-1, Class M2, 1 mo. USD LIBOR + 3.20%, 5.69%, 02/25/29 (c),(f),(g)	12,445,000	12,539,868
Residential Funding Mortgage Securities, Series 2006-S12, Class 3A4, 5.75%, 12/25/36 (c)	1,206,654	1,187,991
Sequoia Mortgage Trust,
Series 2017-7, Class B4, 3.77%, 10/25/47 (c),(f),(g)	773,000	559,403
Series 2018-2, Class B4, 3.77%, 02/25/48 (c),(f),(g)	838,688	619,773
Series 2018-3, Class B4, 3.79%, 03/25/48 (c),(f),(g)	642,000	464,902
Series 2018-5, Class B4, 3.96%, 05/25/48 (c),(f),(g)	649,000	482,955
Series 2018-8, Class B4, 4.34%, 11/25/48 (c),(f),(g)	693,000	547,598
Series 2019-1, Class B4, 4.44%, 02/25/49 (c),(f),(g)	319,000	257,720
STACR Trust,
Series 2018-DNA2, Class M2, 1 mo. USD LIBOR + 2.15%, 4.64%, 12/25/30 (b),(c),(f),(g)	22,440,000	22,302,892
Series 2018-DNA3, Class M2, 1 mo. USD LIBOR + 2.10%, 4.59%, 09/25/48 (c),(f),(g),(h)	18,379,000	18,095,890

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2018-HRP1, Class M2, 1 mo. USD LIBOR + 1.65%, 4.14%, 04/25/43 (b),(c),(f),(g)	$875,806	$881,382
Series 2018-HRP2, Class M3, 1 mo. USD LIBOR + 2.40%, 4.89%, 02/25/47 (c),(f),(g),(h)	7,227,000	7,382,568
Series 2018-HRP2, Class B1, 1 mo. USD LIBOR + 4.20%, 6.69%, 02/25/47 (c),(f),(g),(h)	3,887,000	3,979,775
Series 2018-HRP2, Class B2, 1 mo. USD LIBOR + 10.50%, 12.99%, 02/25/47 (c),(f),(g)	4,121,000	4,357,756
Starwood Mortgage Residential, Series 2019-IMC1, Class B1, 12 mo. USD LIBOR + 2.70%, 5.05%, 04/25/49 (c),(f),(g)	930,000	929,631
Verus Securitization Trust,
Series 2019-1, Class B1, 5.31%, 02/25/59 (c),(f),(g)	1,037,000	1,038,867
Series 2019-INV1 SEQ, Class B1, 4.99%, 12/25/59 (c),(f)	271,000	270,895

		1,175,518,666

Commercial Mortgage-Backed Securities — 10.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 1 mo. USD LIBOR + 2.83%, 5.31%, 09/15/34 (b),(c),(f),(g)	8,000,000	8,026,112
Ashford Hospitality Trust, Series 2018-ASHF, Class E, 1 mo. USD LIBOR + 3.10%, 5.58%, 04/15/35 (b),(c),(f),(g)	7,000,000	7,021,875
Banc of America Commercial Mortgage Trust,
Series 2006-1, Class F, 6.05%, 09/10/45 (f),(g)	1,227,842	1,263,219
Series 2007-1 SEQ, Class AMFX, 5.42%, 01/15/49 (g),(h)	7,864,026	7,902,158
Series 2007-3, Class F, 5.49%, 06/10/49 (b),(f),(g)	2,345,323	2,352,014
Series 2007-4, Class F, 5.68%, 02/10/51 (b),(f),(g)	4,346,073	4,362,492
Series 2007-4, Class G, 5.68%, 02/10/51 (b),(f),(g)	2,478,404	2,548,756
Series 2016-UB10, Class D, 3.00%, 07/15/49 (f),(h)	9,208,723	7,814,320
Banc of America Merrill Lynch Mortgage Trust,
5.00%, 03/15/34 (f),(g)	8,757,897	8,757,897
5.70%, 03/15/34 (c),(f),(g)	3,500,000	3,500,000
Bank, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (b),(c)	4,200,000	4,290,031

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 5.48%, 08/15/27 (b),(c),(f),(g)	$2,084,912	$2,085,365
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 6.23%, 08/15/27 (b),(c),(f),(g)	1,546,000	1,546,189
Series 2018-CBM, Class D, 1 mo. USD LIBOR + 2.39%, 4.87%, 07/15/37 (b),(f),(g),(h)	9,339,281	9,269,236
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR9, Class F, 5.23%, 09/11/42 (f),(g)	8,540,708	8,559,498
Series 2006-PW13, Class B, 5.66%, 09/11/41 (f),(g)	57,087	57,241
Series 2006-PW13, Class D, 5.75%, 09/11/41 (b),(f),(g)	2,022,991	2,044,279
Series 2006-PW14, Class C, 5.37%, 12/11/38 (f),(h)	2,906,376	2,928,729
Series 2006-T22, Class G, 5.74%, 04/12/38 (f),(g)	3,356,648	3,403,752
Series 2007-PW16, Class C, 5.73%, 06/11/40 (b),(f),(g)	4,698,846	4,758,526
Series 2007-PW18, Class B, 6.48%, 06/11/50 (f),(g)	6,394,786	6,497,634
Series 2007-T26, Class AM, 5.46%, 01/12/45 (b),(g)	890,084	898,530
Benchmark Mortgage Trust, Series 2018-B2 SEQ, Class A5, 3.88%, 02/15/51 (b),(c)	5,000,000	5,245,100
BHMS, Series 2018-ATLS, Class C, 1 mo. USD LIBOR + 1.90%, 4.38%, 07/15/35 (b),(c),(f),(g)	3,000,000	2,994,375
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.05%, 4.53%, 11/15/35 (c),(f),(g)	8,055,016	8,057,473
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 5.63%, 07/15/34 (b),(f),(g)	9,738,285	9,726,112
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 6.73%, 07/15/34 (b),(c),(f),(g)	3,400,000	3,395,750
Series 2018-EXCL, Class C, 1 mo. USD LIBOR + 1.98%, 4.46%, 09/15/37 (f),(g),(h)	5,209,320	5,162,087

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2018-GW, Class F, 1 mo. USD LIBOR + 2.42%, 4.90%, 05/15/35 (b),(c),(f),(g)	$2,500,000	$2,506,250
BXP Trust, Series 2017-CQHP, Class E, 1 mo. USD LIBOR + 3.00%, 5.48%, 11/15/34 (b),(c),(f),(g)	5,000,000	5,000,055
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class E, 4.35%, 10/15/34 (b),(c),(f),(g)	6,000,000	6,070,482
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 1 mo. USD LIBOR + 2.55%, 5.03%, 12/15/37 (c),(f),(g)	5,000,000	5,028,125
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 04/10/29 (f),(g)	626,142	635,267
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (b),(c)	3,800,000	3,864,961
CFCRE Commercial Mortgage Trust,
Series 2016-C6, Class D, 4.22%, 11/10/49 (b),(c),(f),(g)	3,266,000	2,948,842
Series 2016-C7, Class D, 4.43%, 12/10/54 (b),(c),(f),(g)	1,605,000	1,470,814
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class E, 1 mo. USD LIBOR + 2.15%, 4.63%, 07/15/32 (c),(f),(g)	3,000,000	3,000,000
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class E, 1 mo. USD LIBOR + 3.15%, 5.63%, 02/15/37 (b),(f),(g)	6,289,051	6,269,643
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 4.79%, 07/25/37 (b),(c),(g)	117,852	118,532
CHT Mortgage Trust,
Series 2017-CSMO, Class E, 1 mo. USD LIBOR + 3.00%, 5.48%, 11/15/36 (c),(f),(g)	4,679,000	4,690,698
Series 2017-CSMO, Class F, 1 mo. USD LIBOR + 3.74%, 6.23%, 11/15/36 (b),(c),(f),(g)	8,000,000	7,970,128
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b),(c)	307,728	310,908
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b),(g)	1,549,498	1,585,291
Series 2015-GC27, Class D, 4.43%, 02/10/48 (f),(g),(h)	8,766,828	8,284,837
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(c),(f),(h)	4,286,000	3,790,976
Series 2015-GC31, Class D, 4.06%, 06/10/48 (b),(c),(g)	1,850,000	1,683,030

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2015-GC35, Class D, 3.24%, 11/10/48 (h)	$11,749,031	$9,670,451
Series 2016-C3, Class D, 3.00%, 11/15/49 (b),(c),(f)	1,826,000	1,450,010
Series 2018-B2 SEQ, Class A4, 4.01%, 03/10/51 (b),(c)	2,060,000	2,181,054
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (b),(g)	55,214	55,352
Series 2007-C2, Class B, 5.62%, 04/15/47 (g)	982,274	986,561
Series 2007-C3, Class B, 5.53%, 05/15/46 (g)	8,499,480	8,519,879
COMM Mortgage Trust,
Series 2013-CR12, Class C, 5.08%, 10/10/46 (g),(h)	2,449,996	2,550,764
Series 2015-PC1, Class C, 4.44%, 07/10/50 (g),(h)	5,022,634	5,064,819
Commercial Mortgage Trust,
Series 2014-TWC, Class D, 1 mo. USD LIBOR + 2.25%, 4.75%, 02/13/32 (b),(f),(g)	1,903,058	1,903,654
Series 2015-CR23, Class D, 4.25%, 05/10/48 (b),(c),(g)	2,247,000	2,153,165
Series 2015-CR25, Class D, 3.79%, 08/10/48 (c),(g)	217,000	177,447
Series 2015-CR27, Class D, 3.47%, 10/10/48 (c),(f),(g)	2,955,000	2,747,479
Series 2015-DC1, Class D, 4.35%, 02/10/48 (f),(g)	13,070,153	11,831,102
Connecticut Avenue Securities,
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 8.49%, 09/25/28 (c),(g),(h)	20,781,568	23,668,336
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 8.39%, 10/25/28 (b),(c),(g)	3,461,143	3,915,902
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.94%, 01/25/29 (b),(c),(g)	6,958,000	7,594,587
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.35%, 4.85%, 12/15/31 (c),(f),(g)	3,500,000	3,500,000
CoreVest American Finance Trust, Series 2017-2 SEQ, Class M, 5.62%, 12/25/27 (c),(f)	459,000	476,489
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (b),(f),(g)	69,735	69,735

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b)	$85,604	$85,604
Series 2007-C2, Class AJ, 5.63%, 01/15/49 (b),(g)	612,591	617,682
Series 2018-TOP, Class E, 1 mo. USD LIBOR + 2.25%, 4.73%, 08/15/35 (f),(g)	3,387,661	3,384,483
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.20%, 06/15/57 (b),(c),(g)	1,282,000	1,066,014
Series 2015-C3, Class D, 3.36%, 08/15/48 (c),(g),(h)	3,139,000	2,437,691
Series 2015-C3, Class C, 4.36%, 08/15/48 (g),(h)	3,071,360	3,060,328
Series 2018-CX11, Class D, 2.75%, 04/15/51 (c),(f),(g)	604,000	515,814
FREMF Mortgage Trust,
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27 (c),(f),(g)	119,000	111,554
Series 2018-K154, Class B, 4.02%, 11/25/32 (c),(f),(g)	2,477,000	2,184,813
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (f),(g)	2,559,466	2,522,653
GE Commercial Mortgage Corp.,
Series 2007-C1, Class AM, 5.44%, 12/10/49 (b),(g)	13,597,433	12,970,591
Series 2007-C1 SEQ, Class AMFX, 5.44%, 12/10/49 (b),(f),(g)	206,192	196,543
GS Mortgage Securities Corp. II,
Series 2012-TMSQ, Class D, 3.46%, 12/10/30 (b),(c),(f),(g)	1,000,000	982,126
Series 2017-GS8, Class A4, 3.47%, 11/10/50 (b),(c)	5,700,000	5,795,760
Series 2017-SLP, Class E, 4.59%, 10/10/32 (b),(c),(f),(g)	5,000,000	4,901,640
GS Mortgage Securities Corp. Trust,
Series 2018-FBLU, Class E, 1 mo. USD LIBOR + 2.75%, 5.23%, 11/15/35 (c),(f),(g)	4,000,000	4,000,000
Series 2018-FBLU, Class F, 1 mo. USD LIBOR + 3.25%, 5.73%, 11/15/35 (c),(f),(g)	8,000,000	7,950,080
GS Mortgage Securities Trust,
4.33%, 02/10/48 (g),(h)	5,000,000	5,078,055
Series 2013-GC12, Class D, 4.45%, 06/10/46 (b),(f),(g),(h)	10,624,266	9,999,145

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2014-GC20, Class D, 4.97%, 04/10/47 (c),(f),(g)	$1,199,911	$1,041,069
Series 2014-GC24, Class C, 4.53%, 09/10/47 (c),(g)	303,000	272,681
Series 2016-GS2, Class D, 2.75%, 05/10/49 (c),(f)	1,415,000	1,233,990
Series 2017-GS8, Class D, 2.70%, 11/10/50 (c),(f)	1,593,000	1,385,225
Series 2018-HART, Class D, 1 mo. USD LIBOR + 2.20%, 4.68%, 10/15/31 (f),(g),(h)	2,210,215	2,203,560
Hilton Orlando Trust, Series 2018-ORL, Class E, 1 mo. USD LIBOR + 2.65%, 5.13%, 12/15/34 (c),(f),(g)	5,202,000	5,231,261
J.P Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class E, 1 mo. USD LIBOR + 2.95%, 5.44%, 07/15/34 (c),(f),(g)	4,000,000	4,005,000
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class E, 1 mo. USD LIBOR + 3.00%, 5.48%, 06/15/35 (b),(c),(f),(g)	2,489,360	2,498,695
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2003-CB7, Class H, 5.39%, 01/12/38 (b),(f),(g)	4,065,178	4,152,579
Series 2005-CB13, Class AJ, 5.58%, 01/12/43 (g),(h)	9,468,390	9,525,200
Series 2005-LDP2, Class G, 5.47%, 07/15/42 (f),(g)	9,763,593	9,758,711
Series 2006-CB15, Class AM, 5.78%, 06/12/43 (g),(h)	15,408,995	15,569,249
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (b),(g)	870	869
Series 2007-CB20, Class D, 6.11%, 02/12/51 (b),(f),(g)	1,284,475	1,304,863
Series 2010-C1, Class B, 5.95%, 06/15/43 (f),(h)	2,726,593	2,780,623
Series 2017-FL11, Class D, 1 mo. USD LIBOR + 2.14%, 4.62%, 10/15/32 (f),(g),(h)	4,486,458	4,488,688
Series 2018-ASH8, Class E, 5.48%, 02/15/35 (b),(c),(f),(g)	8,000,000	8,060,000
Series 2018-PHH, Class E, 1 mo. USD LIBOR + 2.41%, 4.89%, 06/15/35 (b),(c),(f),(g)	3,000,000	3,000,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.72%, 10/15/48 (b),(c),(f),(g)	$5,074,000	$4,375,341
Series 2015-C28, Class C, 4.22%, 10/15/48 (g),(h)	8,650,897	8,664,903
Series 2015-C30, Class D, 3.78%, 07/15/48 (c),(g)	4,509,500	4,082,148
Series 2015-C30, Class C, 4.28%, 07/15/48 (c),(g),(h)	11,768,000	11,824,863
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b),(c)	4,950,000	5,031,324
LB Commercial Mortgage Trust,
Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + 0.35%, 2.83%, 07/15/44 (b),(f),(g)	3,672,791	3,638,266
Series 2007-C3, Class AJ, 6.09%, 07/15/44 (b),(g)	1,081,560	1,091,186
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.32%, 04/15/41 (g)	3,868,950	3,990,822
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class C, 5.34%, 02/15/41 (g)	7,680,821	7,601,709
Series 2006-C4, Class G, 6.17%, 06/15/38 (f),(g)	847,153	850,288
Series 2007-C1, Class F, 5.60%, 02/15/40 (b),(g)	3,129,280	3,150,547
Series 2007-C6, Class AJ, 6.27%, 07/15/40 (b),(g),(h)	27,974,364	28,347,794
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.85%, 8.33%, 09/15/28 (b),(c),(f),(g)	7,337,715	7,383,575
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.13%, 04/20/48 (b),(c),(f),(g)	3,194,000	2,507,019
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.43%, 05/12/39 (b),(g)	1,158,249	1,160,797
Series 2006-C2, Class B, 5.79%, 08/12/43 (g)	910,479	910,126
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.50%, 03/12/51 (g)	6,786,045	6,781,295
Series 2007-7, Class AMFL, 1 mo. USD LIBOR + 0.23%, 2.72%, 06/12/50 (b),(f),(g)	130,893	130,788
Series 2007-7, Class AM, 5.75%, 06/12/50 (b),(g)	134,999	135,013

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class E, 4.91%, 04/15/47 (c),(f),(g)	$5,000,000	$4,841,890
Series 2014-C15, Class D, 4.91%, 04/15/47 (c),(f),(g)	2,270,000	2,270,091
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(c),(f)	2,246,000	2,023,392
Series 2015-C20, Class D, 3.07%, 02/15/48 (c),(f)	3,529,000	3,192,376
Series 2015-C21, Class D, 4.16%, 03/15/48 (b),(c),(f),(g)	4,754,000	4,233,304
Series 2016-C29, Class D, 3.00%, 05/15/49 (b),(c),(f)	2,517,000	1,947,647
Series 2016-C30, Class D, 3.00%, 09/15/49 (b),(c),(f),(g)	1,323,000	1,069,058
Series 2016-C32, Class D, 3.40%, 12/15/49 (c),(f),(g)	991,000	790,818
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b),(c)	2,907,303	2,969,083
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class B, 4.86%, 07/15/56	3,976,753	3,975,162
Series 2005-T19, Class H, 5.61%, 06/12/47 (f),(g)	3,729,457	3,770,108
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(g)	217,696	217,849
Series 2006-HQ8, Class D, 5.60%, 03/12/44 (b),(g)	1,506,361	1,498,076
Series 2006-HQ9, Class E, 5.90%, 07/12/44 (b),(g)	2,289,775	2,305,575
Series 2006-IQ11, Class B, 6.24%, 10/15/42 (g)	10,245	10,168
Series 2006-T21, Class AJ, 5.27%, 10/12/52 (g)	1,431,653	1,431,866
Series 2007-IQ15, Class B, 6.12%, 06/11/49 (c),(f),(g)	2,292,000	2,299,564
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (b),(g),(h)	11,962,284	12,114,205
Series 2016-UB12, Class D, 3.31%, 12/15/49 (b),(c),(f)	1,761,000	1,377,303
Series 2017-JWDR, Class E, 1 mo. USD LIBOR + 3.05%, 5.53%, 11/15/34 (b),(c),(f),(g)	6,000,000	5,985,000
Series 2018-BOP, Class F, 1 mo. USD LIBOR + 2.50%, 4.98%, 08/15/33 (b),(c),(f),(g)	1,000,000	996,250

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 6.12%, 06/11/49 (b),(g)	$5,478,243	$5,504,396
Motel 6 Trust, Series 2017-MTL6, Class E, 1 mo. USD LIBOR + 3.25%, 5.73%, 08/15/34 (b),(f),(g),(h)	13,717,495	13,760,362
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (b),(c),(f)	6,907,000	6,694,872
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 5.98%, 01/14/35 (b),(c),(f),(g)	1,000,000	1,000,451
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.84%, 10/10/48 (c),(f),(g)	295,000	276,733
Structured Agency Credit Risk,
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 11.29%, 03/25/28 (b),(d),(c),(g)	3,380,961	3,893,764
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 7.29%, 05/25/28 (b),(c),(g)	5,130,000	5,801,163
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 8.04%, 07/25/28 (c),(g),(h)	19,422,252	22,789,682
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 7.14%, 10/25/28 (b),(c),(g)	2,091,000	2,334,539
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 8.84%, 09/25/28 (b),(c),(g)	5,109,000	6,116,500
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 7.64%, 11/25/28 (c),(g),(h)	12,445,000	14,467,064
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class D, 1 mo. USD LIBOR + 2.70%, 5.18%, 02/15/35 (b),(c),(f),(g)	1,500,000	1,504,911
UBS Commercial Mortgage Trust, Series 2018-NYCH, Class F, 1 mo. USD LIBOR + 3.82%, 6.30%, 02/15/32 (c),(f),(g)	798,000	794,979
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 6.05%, 01/10/45 (b),(f),(g)	4,327,496	4,374,397
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class D, 5.72%, 10/15/48 (b),(g)	5,425,332	5,412,311
Series 2006-C29, Class C, 5.44%, 11/15/48 (b),(g)	1,306,466	1,308,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2007-C34 SEQ, Class AJ, 5.88%, 05/15/46 (g)	$402,430	$404,955
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 6.83%, 06/15/29 (b),(c),(f),(g)	3,000,000	3,001,875
Series 2019-WBM, Class E, 1 mo. USD LIBOR + 2.68%, 5.16%, 12/15/33 (c),(f),(g)	5,000,000	4,990,115
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class D, 3.59%, 02/15/48 (f),(h)	10,303,912	9,332,954
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(c),(f)	6,903,000	5,930,222
Series 2015-C30, Class D, 4.50%, 09/15/58 (c),(f),(g)	147,000	144,641
Series 2015-C31, Class D, 3.85%, 11/15/48 (b),(c)	3,546,000	3,075,247
Series 2015-LC20, Class E, 2.63%, 04/15/50 (c),(f)	1,312,000	897,575
Series 2015-LC20, Class D, 4.36%, 04/15/50 (c),(f),(g)	3,000,000	2,894,289
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (b),(c),(g)	9,557,000	9,619,120
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (b),(c),(f),(g)	2,629,000	2,208,523
Series 2016-C34, Class D, 5.03%, 06/15/49 (b),(f),(g)	5,186,903	4,803,606
Series 2016-C34, Class C, 5.03%, 06/15/49 (g),(h)	7,139,495	7,507,322
Series 2016-LC24, Class D, 3.21%, 10/15/49 (c),(f)	2,280,000	1,982,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(c)	770,095	765,534
WFRBS Commercial Mortgage Trust,
Series 2013-C18, Class D, 4.70%, 12/15/46 (c),(f),(g)	6,348,000	6,172,357
Series 2014-C19, Class D, 4.23%, 03/15/47 (c),(f)	325,000	294,087
Series 2014-C24, Class C, 4.29%, 11/15/47 (b),(g)	1,473,476	1,427,341
Series 2014-C25, Class D, 3.80%, 11/15/47 (f),(g),(h)	5,695,908	5,166,451

		760,217,723

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Inverse Interest Only Collateralized Mortgage Obligations — 0.3%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.11%, 04/10/48 (c),(g),(h)	$13,822,566	$645,376
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.17%, 08/10/47 (b),(c),(g)	19,644,324	887,688
Series 2014-UBS5, Class XA, 1.01%, 09/10/47 (b),(c),(g)	3,888,835	133,807
Series 2015-CR23, Class XA, 0.95%, 05/10/48 (b),(c),(g)	12,053,896	454,106
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.79%, 06/15/57 (b),(c),(g)	39,263,952	1,416,565
Series 2015-C3, Class XA, 0.82%, 08/15/48 (c),(g),(h)	33,750,434	1,156,931
Government National Mortgage Association, Series 2018-93, Class SA, 1 mo. USD LIBOR + 6.20%, 3.71%, 07/20/48 (c),(g)	8,184,539	1,233,181
GS Mortgage Securities Trust, Series 2015-GC32, Class XA, 0.81%, 07/10/48 (c),(g),(h)	23,261,275	876,717
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.55%, 07/15/48 (c),(g),(h)	47,386,152	1,330,224
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA, 1.10%, 04/15/48 (c),(g),(h)	18,751,578	871,086
Series 2015-C23, Class XA, 0.68%, 07/15/50 (c),(g),(h)	55,031,778	1,433,193
Series 2015-C25, Class XA, 1.11%, 10/15/48 (c),(g),(h)	35,766,101	1,851,218
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA, 1.09%, 12/15/47 (c),(g),(h)	41,485,859	1,868,813
Series 2015-C29, Class XA, 0.69%, 06/15/48 (c),(g),(h)	119,017,533	3,885,803
Series 2016-C32, Class XA, 1.32%, 01/15/59 (c),(g),(h)	37,571,708	2,479,507

		20,524,215

Total North America		1,956,260,604

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,967,747,361)		1,996,924,657

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 1.3%
North America — 1.3%
Interest Only Collateralized Mortgage Obligations — 1.2%
Government National Mortgage Association,
4.50%, 05/01/49 (c),(t)	$47,150,000	$48,964,143
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 4.14%, 12/20/41 (b),(c),(g)	5,646,418	1,161,700
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 3.61%, 08/20/42 (b),(c),(g)	5,774,436	1,054,279
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 3.11%, 08/20/44 (b),(c),(g)	3,752,013	523,946
Series 2015-148, Class SL, 3.20%, 10/20/45 (b),(c),(g)	16,237,800	2,401,912
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 3.66%, 10/20/45 (b),(c),(g)	9,144,683	1,521,593
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 3.71%, 11/20/45 (b),(c),(g)	8,170,942	1,573,576
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 3.71%, 11/20/45 (b),(c),(g)	11,381,771	1,966,121
Series 2016-5, Class QS, 3.71%, 01/20/46 (b),(c),(g)	13,011,006	2,351,648
Series 2017-101, Class SL, 1 mo. USD LIBOR + 6.20%, 3.71%, 07/20/47 (c),(g)	10,894,518	1,763,398
Series 2017-114, Class SP, 3.72%, 07/20/47 (b),(c),(g)	8,197,999	1,316,197
Series 2017-117, Class SA, 1 mo. USD LIBOR + 6.20%, 3.71%, 08/20/47 (c),(g)	8,035,249	1,478,671
Series 2017-117, Class BS, 1 mo. USD LIBOR + 6.20%, 3.71%, 08/20/47 (c),(g)	6,563,909	1,086,655
Series 2017-156, Class SB, 1 mo. USD LIBOR + 6.20%, 3.71%, 10/20/47 (b),(c),(g)	8,665,722	1,573,816
Series 2017-56, Class AS, 1 mo. USD LIBOR + 6.15%, 3.66%, 04/20/47 (c),(g)	7,849,633	1,394,173
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 3.71%, 05/20/47 (b),(c),(g)	7,989,742	1,407,856
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 3.71%, 05/20/47 (b),(c),(g)	16,542,559	2,858,041
Series 2018-160, Class BS, 1 mo. USD LIBOR + 6.15%, 3.66%, 11/20/48 (c),(g)	41,466,487	5,294,400

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Series 2018-27, Class HS, 1 mo. USD LIBOR + 6.20%, 3.71%, 02/20/48 (c),(g)	$4,773,631	$689,098
Series 2018-48, Class SA, 1 mo. USD LIBOR + 6.20%, 3.71%, 04/20/48 (c),(g)	10,424,562	1,963,769
Series 2018-54, Class AS, 1 mo. USD LIBOR + 5.72%, 3.23%, 04/20/48 (c),(g)	6,167,697	782,964
Series 2018-54, Class SA, 1 mo. USD LIBOR + 6.25%, 3.76%, 04/20/48 (c),(g)	18,503,090	2,780,256
Series 2018-64, Class SG, 1 mo. USD LIBOR + 6.20%, 3.71%, 05/20/48 (c),(g)	6,034,491	897,456
Series 2018-65, Class PS, 1 mo. USD LIBOR + 6.15%, 3.66%, 05/20/48 (c),(g)	9,208,501	1,374,857
Series 2018-78, Class AS, 1 mo. USD LIBOR + 6.20%, 3.71%, 06/20/48 (c),(g)	18,072,710	2,577,476

		90,758,001

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class XA, 0.82%, 10/15/34 (c),(f),(g)	177,000	4,757
FREMF Mortgage Trust, Series 2019-KC03, Class B, 4.37%, 01/25/26 (c),(f),(g)	3,576,000	3,569,452
Natixis Commercial Mortgage Securities Trust, Series 2019-NEMA, Class X, 0.66%, 02/15/39 (c),(f),(g)	22,486,000	1,041,147
TMSQ Mortgage Trust, Series 2014-1500, Class XA, 0.15%, 10/10/36 (c),(f),(g)	22,467,000	220,042

		4,835,398

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $95,390,320)		95,593,399

U.S. TREASURY OBLIGATIONS — 9.2%
North America — 9.2%
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(c)	31,501,200	30,824,057
0.38%, 07/15/27 (b),(c)	10,546,635	10,471,803
0.50%, 01/15/28 (b),(c)	35,458,900	35,395,335
0.63%, 01/15/26 (b),(c)	9,797,455	9,911,940
0.75%, 07/15/28 (b),(c)	13,035,230	13,332,584
0.88%, 01/15/29 (b),(c)	7,177,032	7,411,727
U.S. Treasury Notes,
1.38%, 02/15/20	8,400,000	8,324,203
1.38%, 09/30/20 (b)	240,000,000	236,540,626

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
2.50%, 06/30/20 (b)	$12,493,000	$12,510,568
2.63%, 07/31/20 - 08/15/20	44,009,600	44,160,152
3.63%, 02/15/20 (b)	255,000,000	257,579,884

TOTAL U.S. TREASURY OBLIGATIONS (COST $664,940,299)		666,462,879

MUNICIPALS — 0.3%
North America — 0.3%
Puerto Rico,
GO, Series 2011 A, (PUB IMPT-SER A),, 5.75%, 07/01/41 (i)	2,275,000	1,296,750
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.00%, 07/01/41 (i)	5,505,000	2,876,363
GO, Series 2012 A, (REF-PUBLIC IMPT-SER A),, 5.50%, 07/01/39 (i)	5,945,000	3,135,987
GO, Series 2014 A, (SER A),, 8.00%, 07/01/35 (i)	20,385,000	10,574,719

Total North America		17,883,819

TOTAL MUNICIPALS (COST $17,430,803)		17,883,819

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 1.9%
Invesco Emerging Markets Sovereign Debt ETF (b),(c)	33,912	949,536
iShares Core MSCI Emerging Markets ETF (b),(c)	248,263	12,837,680
iShares Core S&P 500 ETF (c)	150,000	42,684,000
SPDR Dow Jones International Real Estate ETF (b),(c)	387,812	15,233,255
Vanguard Emerging Markets Government Bond ETF (b),(c)	9,425	737,506
Vanguard FTSE Emerging Markets ETF (b),(c)	329,044	13,984,370
Vanguard Global ex-U.S. Real Estate ETF (b),(c)	396,616	23,626,415
Vanguard Real Estate ETF (b),(c)	291,021	25,292,635

TOTAL EXCHANGE-TRADED FUNDS (COST $129,019,906)		135,345,397

WARRANTS — 0.0%
SG Issuer SA, MTN (a)	7,170	0

TOTAL WARRANTS (COST $370,707)		0

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value

INVESTMENTS IN INVESTEE FUNDS — 8.3%
North America — 7.3%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $97,380,000) (a),(d),(l)	1	$100,217,738
EJF Debt Opportunities Offshore Fund, Ltd. (cost $250,000,000) (a),(d),(l)	2,500,000	248,800,000
GCM Equity Partners LP (cost $10,737,133) (a),(d),(l)	1	16,952,128
Glenview Capital Partners (Cayman), Ltd. (cost $125,000,000) (a),(d),(l)	125,000	156,556,250

Total North America		522,526,116

Europe — 1.0%
GCM Equity Master Fund LP (cost $68,116,416) (a),(d),(l)	1	74,354,981

Total Europe		74,354,981

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $551,233,549)		596,881,097

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

PURCHASED OPTIONS — 0.0%

Exchange-Traded Call Options — 0.0%
Airbus SE	115.00 EUR	06/21/19	132	1,556,280	$60,024	$94,025	$34,001
Atos SE	90.00 EUR	04/18/19	132	1,120,680	36,783	8,736	(28,047)
AXA SA	22.50 EUR	04/18/19	658	1,473,591	25,116	25,834	718
BASF SE	70.00 EUR	04/18/19	132	864,996	16,605	1,333	(15,272)
BASF SE	70.00 EUR	06/21/19	132	864,996	23,431	6,515	(16,916)
BASF SE	70.00 EUR	05/17/19	263	1,723,439	24,251	8,261	(15,990)
Bristol-Myers Squibb Co.	51.00 USD	04/18/19	658	3,139,318	37,548	14,476	(23,072)
Bristol-Myers Squibb Co.	55.00 USD	04/18/19	987	4,708,977	133,579	6,909	(126,670)
Capgemini SE	108.00 EUR	06/21/19	132	1,426,920	36,846	74,035	37,189
Capgemini SE	112.00 EUR	06/21/19	132	1,426,920	55,081	43,237	(11,844)
Celgene Corp.	90.00 USD	04/18/19	395	3,726,430	116,953	209,350	92,397
Compagnie de Saint Gobain	32.00 EUR	06/21/19	395	1,276,245	52,076	67,350	15,274
Compagnie de Saint Gobain	34.00 EUR	06/21/19	395	1,276,245	25,297	32,789	7,492
Compagnie de Saint Gobain	34.00 EUR	05/17/19	395	1,276,245	20,967	22,155	1,188
Engie SA	14.00 EUR	06/21/19	1,316	1,747,648	29,977	22,143	(7,834)
Engie SA	15.00 EUR	06/21/19	658	873,824	16,250	2,214	(14,036)
Engie SA	16.00 EUR	06/21/19	1,316	1,747,648	13,613	1,476	(12,137)
Euro Stoxx 50	3,050.00 EUR	12/18/20	423	1,274,499	856,504	1,429,670	573,166
Euro Stoxx 50	3,375.00 EUR	06/21/19	198	79,794	83,489	87,288	3,799

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50	3,325.00 EUR	05/17/19	66	33,924	$26,570	$35,315	$8,745
Lafargeholcim Ltd.	53.00 CHF	06/21/19	263	1,054,630	24,150	10,565	(13,585)
NVIDIA Corp.	165.00 USD	04/18/19	132	2,370,192	90,563	212,520	121,957
ON Semiconductor Corp.	24.00 USD	05/17/19	658	1,353,506	61,908	16,450	(45,458)
Publicis Groupe SA	52.00 EUR	05/17/19	329	1,570,317	60,456	17,715	(42,741)
Renault SA	64.00 EUR	06/21/19	132	777,612	27,690	19,841	(7,849)
Renault SA	62.00 EUR	05/17/19	132	777,612	30,088	19,545	(10,543)
SAP SE	100.00 EUR	04/18/19	132	1,359,600	19,829	47,383	27,554
SAP SE	101.00 EUR	04/18/19	263	2,708,900	40,830	87,621	46,791
SAP SE	104.00 EUR	04/18/19	132	1,359,600	20,090	18,953	(1,137)
SAP SE	97.00 EUR	04/18/19	263	2,708,900	45,460	185,273	139,813
SAP SE	98.00 EUR	04/18/19	132	1,359,600	20,523	80,699	60,176
SAP SE	106.00 EUR	06/21/19	132	1,359,600	32,232	32,232	—
SAP SE	100.00 EUR	05/17/19	132	1,359,600	33,429	57,007	23,578
SAP SE	101.00 EUR	05/17/19	132	1,359,600	31,565	58,636	27,071
STMicroelectronics NV	15.50 EUR	05/17/19	658	866,257	40,736	11,072	(29,664)
Thales SA	110.00 EUR	06/21/19	66	704,550	20,928	20,928	—
Thales SA	115.00 EUR	06/21/19	66	704,550	19,007	8,588	(10,419)
Unicredit SpA	11.50 EUR	05/16/19	132	150,638	68,800	6,330	(62,470)
Wirecard AG	130.00 EUR	06/21/19	66	737,220	74,635	55,897	(18,738)

					$2,453,879	$3,160,366	$706,487

Exchange-Traded Put Options — 0.0%
AXA SA	21.00 EUR	05/17/19	658	1,475,894	44,131	36,906	(7,225)
Celgene Corp.	80.00 USD	06/21/19	394	3,716,996	131,828	28,762	(103,066)
DAX Index	11,000.00 EUR	05/17/19	33	15,510	18,041	17,398	(643)
Euro Stoxx 50	230.00 EUR	06/21/19	39	1,365	25,444	1,531	(23,913)
Euro Stoxx 50	240.00 EUR	06/21/19	81	5,265	76,060	5,906	(70,154)
Euro Stoxx 50	3,050.00 EUR	12/18/20	423	406,503	1,657,742	1,062,881	(594,861)
FTSE 100 Index	7,100.00 GBP	04/18/19	52	17,940	88,681	27,430	(61,251)
Omnicom Group, Inc.	72.50 USD	05/17/19	329	2,401,371	56,287	75,012	18,725
Publicis Groupe SA	45.00 EUR	04/18/19	329	1,570,317	43,126	22,143	(20,983)
Publicis Groupe SA	48.00 EUR	05/17/19	329	1,570,317	63,076	73,442	10,366
RWE AG	17.00 EUR	06/21/19	369	881,910	26,935	2,484	(24,451)

					$2,231,351	$1,353,895	$(877,456)

Total Purchased Options Outstanding					$4,685,230	$4,514,261	$(170,969)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value

SHORT-TERM INVESTMENT—MONEY MARKET FUNDS — 1.4%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class (c),(r)	536,276	$536,276
State Street Institutional U.S. Government Money Market Fund, Premier Class (r)	103,034,198	103,034,198

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUNDS (COST $103,570,474)		103,570,474

TOTAL INVESTMENTS IN SECURITIES — 108.2% (COST $7,627,726,412)		7,798,477,067

TOTAL SECURITIES SOLD SHORT — (21.4)% (PROCEEDS $1,527,845,068)		(1,544,312,680)

Other Assets (m) — 13.2%		955,289,996

Net Assets — 100.0%		$7,209,454,383

SECURITIES SOLD SHORT — (21.4)%
COMMON STOCK — (20.6)%
Africa — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Auris Medical Holding Ltd.	5,160	$(1,782)

Chemicals — (0.0)%
Sasol Ltd., ADR	8,100	(250,614)

Metals & Mining — (0.0)%
Platinum Group Metals Ltd.	1,800	(3,546)

Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	22,500	(140,175)

Total Africa		(396,117)

Asia — (2.0)%
Asset Management — (0.0)%
Noah Holdings Ltd., ADR	1,900	(92,074)

Automotive — (0.1)%
Honda Motor Co. Ltd., ADR	4,700	(127,699)
Kandi Technologies Group, Inc.	9,300	(52,173)
NIO, Inc., ADR	583,300	(2,974,830)
SORL Auto Parts, Inc.	1,000	(2,880)
Toyota Motor Corp., ADR	700	(82,614)

		(3,240,196)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Banking — (0.1)%
HDFC Bank Ltd., ADR	5,400	$(625,914)
ICICI Bank Ltd., ADR	191,200	(2,191,152)
KB Financial Group, Inc., ADR	7,700	(285,362)
Mitsubishi UFJ Financial Group, Inc., ADR	28,000	(138,600)
Mizuho Financial Group, Inc., ADR	17,000	(52,020)
Shinhan Financial Group Co. Ltd., ADR	3,900	(144,885)
Sumitomo Mitsui Financial Group, Inc., ADR	25,100	(176,453)

		(3,614,386)

Biotechnology & Pharmaceuticals — (0.0)%
China Biologic Products Holdings, Inc.	3,900	(355,875)
Dr Reddy’s Laboratories Ltd., ADR	7,300	(295,650)
Takeda Pharmaceutical Co. Ltd., ADR	64,991	(1,323,867)
Zai Lab Ltd., ADR	1,100	(32,461)

		(2,007,853)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(146)

Consumer Services — (0.1)%
Bright Scholar Education Holdings Ltd., ADR	4,600	(47,564)
OneSmart International Education Group Ltd., ADR	3,400	(26,826)
RISE Education Cayman Ltd., ADR	2,999	(29,180)
TAL Education Group, ADR	105,800	(3,817,264)

		(3,920,834)

Design, Manufacturing & Distribution — (0.0)%
Nam Tai Property, Inc.	100	(985)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd., Class A ADR	2,000	(27,920)
Huazhu Group Ltd., ADR	34,000	(1,432,760)

		(1,460,680)

Hardware — (0.0)%
AU Optronics Corp., ADR	49	(178)
Huami Corp., ADR	3,400	(44,506)
LG Display Co. Ltd., ADR	3,500	(30,275)
Sony Corp., ADR	54,000	(2,280,960)

		(2,355,919)

Industrial Services — (0.0)%
Textainer Group Holdings Ltd.	800	(7,720)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Institutional Financial Services — (0.0)%
China Internet Nationwide Financial Services, Inc.	1,100	$(4,180)
Nomura Holdings, Inc., ADR	9,400	(33,746)

		(37,926)

Insurance — (0.0)%
China Life Insurance Co. Ltd., ADR	700	(9,394)
Fanhua, Inc., ADR	3,600	(94,536)

		(103,930)

Media — (0.3)%
58.com, Inc., ADR	700	(45,976)
Ctrip.com International Ltd., ADR	264,800	(11,569,112)
Eros International PLC	1,100	(10,054)
Fang Holdings Ltd., ADR	66,000	(89,100)
iQIYI, Inc., ADR	275,000	(6,578,000)
LINE Corp., ADR	4,000	(140,840)
MakeMyTrip Ltd.	15,600	(430,560)
Renren, Inc., ADR	3,140	(4,804)
Uxin Ltd., ADR	9,000	(34,110)
Weibo Corp., ADR	18,090	(1,121,399)
Xunlei Ltd., ADR	11,800	(43,188)
Yatra Online, Inc.	2,100	(10,311)

		(20,077,454)

Metals & Mining — (0.0)%
Turquoise Hill Resources Ltd.	140,400	(233,064)
Vedanta Ltd., ADR	8,000	(84,480)

		(317,544)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd., ADR	4,700	(873,072)
Recon Technology Ltd.	500	(490)

		(873,562)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd., ADR	21,227	(382,086)

Retail—Discretionary — (1.2)%
Alibaba Group Holding Ltd., ADR (c)	363,600	(66,338,820)
JD.com, Inc., ADR	475,600	(14,339,340)
Jumei International Holding Ltd., ADR	2,700	(6,372)
Pinduoduo, Inc., ADR	154,600	(3,834,080)

		(84,518,612)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Semiconductors — (0.0)%
Himax Technologies, Inc., ADR	99,100	$(316,129)
Semiconductor Manufacturing International Corp., ADR	4,400	(22,264)

		(338,393)

Software — (0.2)%
Aurora Mobile Ltd., ADR	400	(2,640)
Bilibili, Inc., ADR	150,500	(2,851,975)
Gridsum Holding, Inc., ADR	2,600	(7,696)
HUYA, Inc., ADR	35,300	(992,989)
Link Motion, Inc., ADR (d)	11,000	0
Momo, Inc., ADR	43,600	(1,667,264)
NetEase, Inc., ADR	37,200	(8,981,940)
Sea Ltd., ADR	41,200	(969,024)
Taoping, Inc.	300	(306)
Tencent Music Entertainment Group, ADR	100	(1,810)

		(15,475,644)

Specialty Finance — (0.0)%
China Rapid Finance Ltd., ADR	1,983	(2,201)
Jianpu Technology, Inc., ADR	5,200	(26,052)
LexinFintech Holdings Ltd., ADR	4,600	(48,300)

		(76,553)

Technology Services — (0.0)%
Baozun, Inc., ADR	46,100	(1,914,994)
Infosys Ltd., ADR	9,900	(108,207)
Wipro Ltd., ADR	24,266	(96,579)

		(2,119,780)

Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd., ADR	3,400	(120,870)
GDS Holdings Ltd., ADR	26,700	(952,923)
KT Corp., ADR	2,300	(28,612)
PT Telekomunikasi Indonesia Persero Tbk, ADR	12,900	(354,234)
SK Telecom Co. Ltd., ADR	9,000	(220,410)
VEON Ltd., ADR	102,800	(214,852)

		(1,891,901)

Transportation & Logistics — (0.0)%
BEST, Inc., ADR	55,300	(289,219)
Seaspan Corp.	33,078	(287,779)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
ZTO Express Cayman, Inc., ADR	71,600	$(1,308,848)

		(1,885,846)

Utilities — (0.0)%
Huaneng Power International, Inc., ADR	1,380	(31,947)
Korea Electric Power Corp., ADR	21,700	(282,317)

		(314,264)

Total Asia		(145,114,288)

Europe — (0.7)%
Aerospace & Defense — (0.0)%
Ability, Inc.	1,098	(1,867)

Asset Management — (0.0)%
UBS Group AG	100,200	(1,213,422)

Automotive — (0.0)%
Veoneer, Inc.	14,300	(327,041)

Banking — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, ADR	30,500	(174,765)
Banco Santander SA, ADR	234,443	(1,085,471)
Barclays PLC, ADR	119,081	(952,648)
Deutsche Bank AG	109,100	(885,892)
ING Groep NV, ADR	13,800	(167,532)
Lloyds Banking Group PLC, ADR	4,500	(14,445)
Royal Bank of Scotland Group PLC, ADR	41,800	(272,536)

		(3,553,289)

Biotechnology & Pharmaceuticals — (0.2)%
AC Immune SA	1,213	(6,125)
Affimed NV	4,700	(19,740)
Amarin Corp. PLC, ADR	3,100	(64,356)
AstraZeneca PLC, ADR	6,800	(274,924)
Bayer AG (c)	121,779	(7,841,582)
Cellectis SA, ADR	1,100	(20,174)
CRISPR Therapeutics AG	2,800	(100,016)
Nabriva Therapeutics plc	700	(1,708)
Novartis AG, ADR	24,900	(2,393,886)
uniQure NV	100	(5,965)

		(10,728,476)

Chemicals — (0.0)%
Linde plc	14,100	(2,480,613)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Consumer Products — (0.1)%
Anheuser-Busch InBev NV, ADR	46,200	$(3,879,414)
British American Tobacco PLC, ADR	33,800	(1,410,136)

		(5,289,550)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd., Class A	6,400	(159,552)

Hardware — (0.0)%
Logitech International SA	4,200	(165,228)
Nokia OYJ, ADR	147,600	(844,272)
voxeljet AG, ADR	1,400	(3,164)

		(1,012,664)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG, ADR	128,749	(1,499,926)

Iron & Steel — (0.0)%
ArcelorMittal	51,697	(1,053,585)
Rio Tinto PLC, ADR	13,800	(812,130)

		(1,865,715)

Media — (0.0)%
Liberty Global PLC, A Shares	65,000	(1,619,800)
Pearson PLC, ADR	10,200	(111,996)

		(1,731,796)

Medical Equipment & Devices — (0.1)%
Coloplast A/S, B Shares (c)	62,590	(6,870,542)

Metals & Mining — (0.0)%
Ferroglobe PLC (d)	400	0

Oil, Gas & Coal — (0.0)%
BP PLC, ADR	35	(1,530)
TechnipFMC PLC	27,000	(635,040)

		(636,570)

Passenger Transportation — (0.0)%
Ryanair Holdings PLC, ADR	4,325	(324,116)

Retail—Discretionary — (0.0)%
Farfetch Ltd., Class A	12,200	(328,302)

Semiconductors — (0.1)%
ASML Holding NV	1,600	(300,880)
NXP Semiconductors NV	56,568	(5,000,046)

		(5,300,926)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Software — (0.1)%
CooTek Cayman, Inc., ADR	600	$(6,570)
SAP SE, ADR	30,500	(3,521,530)

		(3,528,100)

Specialty Finance — (0.0)%
AerCap Holdings NV	52,500	(2,443,350)
Fly Leasing Ltd., ADR	1,000	(13,840)

		(2,457,190)

Technology Services — (0.0)%
RELX PLC, ADR	7,100	(152,295)

Telecommunications — (0.0)%
BT Group PLC, ADR	35,200	(520,608)
Telefonica SA, ADR	1	(8)
Vodafone Group PLC, ADR	7,200	(130,896)

		(651,512)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	8,100	(49,896)
Costamare, Inc.	2,500	(13,000)
DryShips, Inc.	14,610	(67,498)
Euronav SA	17,408	(141,875)
Frontline Ltd.	20,140	(130,104)
GasLog Ltd.	3,100	(54,126)
GasLog Partners LP	300	(6,789)
Globus Maritime Ltd.	343	(1,122)
Golden Ocean Group Ltd.	1,480	(7,060)
Navios Maritime Acquisition Corp.	906	(5,708)
Navios Maritime Holdings, Inc.	1,670	(3,974)
Nordic American Offshore Ltd.	482	(1,422)
Performance Shipping, Inc.	1,700	(2,023)
Scorpio Tankers, Inc.	34,990	(694,202)
Seanergy Maritime Holdings Corp.	233	(955)
Star Bulk Carriers Corp.	5,900	(38,822)
Tsakos Energy Navigation Ltd.	6,700	(20,770)

		(1,239,346)

Utilities — (0.0)%
National Grid PLC, ADR	6,800	(379,712)

Total Europe		(51,732,522)

Middle East — (0.2)%
Biotechnology & Pharmaceuticals — (0.2)%
Foamix Pharmaceuticals Ltd.	900	(3,375)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Oramed Pharmaceuticals, Inc.	1,200	$(4,368)
Teva Pharmaceutical Industries Ltd., ADR (c)	650,760	(10,203,917)
Vascular Biogenics Ltd.	4,800	(7,296)

		(10,218,956)

Hardware — (0.0)%
Kornit Digital Ltd.	3,600	(85,680)
SuperCom Ltd.	200	(284)

		(85,964)

Medical Equipment & Devices — (0.0)%
InspireMD, Inc.	166	(23)
ReWalk Robotics Ltd.	8,100	(1,746)

		(1,769)

Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS, ADR	1,300	(6,968)

Total Middle East		(10,313,657)

North America — (17.5)%
Aerospace & Defense — (0.0)%
Aerovironment, Inc.	10,200	(697,782)
Arconic, Inc.	21,095	(403,125)
Axon Enterprise, Inc.	1,300	(70,733)
Harris Corp.	18	(2,875)
Sturm Ruger & Co., Inc.	800	(42,416)
Triumph Group, Inc.	24,600	(468,876)

		(1,685,807)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	900	(43,218)
Deckers Outdoor Corp.	6,900	(1,014,231)
Fossil Group, Inc.	16,100	(220,892)
Iconix Brand Group, Inc.	2,210	(4,553)
Lakeland Industries, Inc.	900	(10,566)
Nike, Inc., Class B	4,000	(336,840)
Oxford Industries, Inc.	2,400	(180,624)
Sequential Brands Group, Inc.	5,100	(6,528)
Steven Madden Ltd.	27,450	(928,908)
Under Armour, Inc., Class A	153,900	(3,253,446)
Wolverine World Wide, Inc.	4,300	(153,639)

		(6,153,445)

Asset Management — (0.0)%
Ares Management Corp.	3,400	(78,914)
Artisan Partners Asset Management, Inc., Class A	11,200	(281,904)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Barings BDC, Inc.	300	$(2,943)
Brookfield Asset Management, Inc., Class A	22,550	(1,051,958)
Cohen & Steers, Inc.	500	(21,135)
Columbia Financial, Inc.	3,200	(50,144)
Federated Investors, Inc., Class B	17,600	(515,856)
Focus Financial Partners, Inc., Class A	900	(32,076)
Franklin Resources, Inc.	2,200	(72,908)
FS Investment Corp.	700	(4,235)
Kennedy-Wilson Holdings, Inc.	22,200	(474,858)
Main Street Capital Corp.	2,706	(100,663)
Medley Capital Corp.	9,500	(29,545)
Stifel Financial Corp.	3,000	(158,280)
Virtus Investment Partners, Inc.	100	(9,755)

		(2,885,174)

Automotive — (0.3)%
Adient PLC	18,600	(241,056)
ADOMANI, Inc.	1,300	(503)
American Axle & Manufacturing Holdings, Inc.	80,800	(1,156,248)
ElectraMeccanica Vehicles Corp.	1,300	(4,628)
Ford Motor Co.	2,059,700	(18,084,166)
Goodyear Tire & Rubber Co.	4,700	(85,305)
Harley-Davidson, Inc.	12,300	(438,618)
Horizon Global Corp.	10,600	(20,564)
Motorcar Parts of America, Inc.	2,700	(50,949)
Tenneco, Inc., Class A	100	(2,216)
Westport Fuel Systems, Inc.	21,900	(33,945)

		(20,118,198)

Banking — (0.2)%
Axos Financial, Inc.	5,400	(156,384)
Banc of California, Inc.	23,400	(323,856)
Banco Latinoamericano de Comercio Exterior SA, E Shares	900	(17,928)
BancorpSouth Bank	4,400	(124,168)
Bank of Hawaii Corp.	200	(15,774)
BankUnited, Inc.	11,400	(380,760)
Banner Corp.	300	(16,251)
Berkshire Hills Bancorp, Inc.	100	(2,724)
BOK Financial Corp.	1,800	(146,790)
CenterState Bank Corp.	2,512	(59,811)
CIT Group, Inc.	1,500	(71,955)
City Holding Co.	100	(7,619)
Columbia Banking System, Inc.	4,900	(160,181)
Commerce Bancshares, Inc.	40	(2,322)
Community Bank System, Inc.	2,600	(155,402)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	1,600	$(155,312)
Customers Bancorp, Inc.	7,200	(131,832)
CVB Financial Corp.	5,200	(109,460)
Dime Community Bancshares, Inc.	200	(3,746)
Eagle Bancorp, Inc.	2,100	(105,420)
FB Financial Corp.	800	(25,408)
First Financial Bancorp	4,700	(113,082)
First Financial Bankshares, Inc.	8,200	(473,796)
First Foundation, Inc.	500	(6,785)
First Horizon National Corp.	19,600	(274,008)
First Republic Bank	40,600	(4,078,676)
FNB Corp.	61,655	(653,543)
Glacier Bancorp, Inc.	4,800	(192,336)
Hancock Whitney Corp.	1,300	(52,520)
Heritage Financial Corp.	700	(21,098)
Home BancShares, Inc.	8,785	(154,352)
HomeStreet, Inc.	3,700	(97,495)
Hope Bancorp, Inc.	300	(3,924)
Independent Bank Corp.	300	(24,303)
Independent Bank Group, Inc.	700	(35,903)
Kearny Financial Corp.	1,218	(15,676)
KeyCorp	4	(63)
Luther Burbank Corp.	200	(2,020)
Old National Bancorp	6,009	(98,548)
Pacific Premier Bancorp, Inc.	3,100	(82,243)
People’s United Financial, Inc.	800	(13,152)
Pinnacle Financial Partners, Inc.	20,900	(1,143,230)
Prosperity Bancshares, Inc.	12,000	(828,720)
Signature Bank	300	(38,421)
Simmons First National Corp., Class A	1,218	(29,817)
South State Corp.	44	(3,007)
Southern National Bancorp of Virginia, Inc.	600	(8,790)
Southside Bancshares, Inc.	700	(23,261)
Sterling Bancorp	109,308	(2,036,408)
TFS Financial Corp.	6,152	(101,323)
Toronto-Dominion Bank	30,845	(1,675,809)
Triumph Bancorp, Inc.	6,800	(199,852)
Trustmark Corp.	7,600	(255,588)
UMB Financial Corp.	300	(19,212)
Union Bankshares Corp.	1,450	(46,878)
United Bankshares, Inc.	3,703	(134,197)
Valley National Bancorp	4,300	(41,194)
Washington Federal, Inc.	7,000	(202,230)
Webster Financial Corp.	1,500	(76,005)

		(15,430,568)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (2.7)%
AbbVie, Inc. (c)	217,720	$(17,546,055)
Abeona Therapeutics, Inc.	28,900	(212,704)
ACADIA Pharmaceuticals, Inc.	94,000	(2,523,900)
AcelRx Pharmaceuticals, Inc.	8,755	(30,467)
Achaogen, Inc.	35,800	(16,336)
Achieve Life Sciences, Inc.	1,709	(5,520)
Aclaris Therapeutics, Inc.	8,900	(53,311)
Actinium Pharmaceuticals, Inc.	21,300	(10,224)
Adamas Pharmaceuticals, Inc.	21,100	(150,021)
Adamis Pharmaceuticals Corp.	27,200	(57,392)
AdvanSix, Inc.	513	(3,032)
Aerie Pharmaceuticals, Inc.	11,400	(541,500)
Aeterna Zentaris, Inc.	4,324	(20,107)
Agenus, Inc.	65,200	(193,644)
Agile Therapeutics, Inc.	3,100	(4,681)
Agios Pharmaceuticals, Inc.	700	(47,208)
Aimmune Therapeutics, Inc.	19,700	(440,295)
Akcea Therapeutics, Inc.	4,600	(130,318)
Akebia Therapeutics, Inc.	24,105	(197,420)
Alder Biopharmaceuticals, Inc.	33,800	(461,370)
Aldeyra Therapeutics, Inc.	400	(3,612)
Alimera Sciences, Inc.	5,000	(5,300)
Allakos, Inc.	1,500	(60,750)
Allergan PLC	8,970	(1,313,298)
Allogene Therapeutics, Inc.	12,000	(346,920)
Alpine Immune Sciences, Inc.	250	(1,715)
Altimmune, Inc.	1,600	(4,640)
Amgen, Inc. (c)	44,592	(8,471,588)
Amicus Therapeutics, Inc.	56,300	(765,680)
Amneal Pharmaceuticals, Inc.	44,700	(633,399)
Ampio Pharmaceuticals, Inc.	23,912	(13,439)
AmpliPhi Biosciences Corp.	200	(60)
Anavex Life Sciences Corp.	13,800	(42,090)
ANI Pharmaceuticals, Inc.	3,200	(225,728)
Anixa Biosciencies, Inc.	3,962	(17,908)
Apellis Pharmaceuticals, Inc.	7,000	(136,500)
Aphria, Inc.	1,700	(15,844)
Aptevo Therapeutics, Inc.	4,300	(3,870)
Aptose Biosciences, Inc.	100	(201)
Aquinox Pharmaceuticals, Inc.	400	(1,078)
Aratana Therapeutics, Inc.	7,200	(25,920)
Arbutus Biopharma Corp.	2,700	(9,666)
Arcturus Therapeutics Ltd.	657	(4,487)
Arcus Biosciences, Inc.	100	(1,249)
Arena Pharmaceuticals, Inc.	6,430	(288,257)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc.	4,500	$(82,575)
Assertio Therapeutics, Inc.	23,400	(118,638)
Atara Biotherapeutics, Inc.	9,800	(389,550)
Athenex, Inc.	4,490	(55,002)
Atossa Genetics, Inc.	800	(2,816)
aTyr Pharma, Inc.	1,200	(660)
Audentes Therapeutics, Inc.	3,800	(148,276)
Aurinia Pharmaceuticals, Inc.	26,800	(174,200)
Aurora Cannabis, Inc.	172,400	(1,561,944)
AVEO Pharmaceuticals, Inc.	68,400	(56,095)
Avid Bioservices, Inc.	3,957	(16,817)
Axovant Sciences Ltd.	13,300	(17,689)
Axsome Therapeutics, Inc.	3,100	(44,113)
Bellicum Pharmaceuticals, Inc.	13,400	(45,158)
Bio-Path Holdings, Inc.	1,208	(24,631)
Biocept, Inc.	10,122	(11,640)
BioMarin Pharmaceutical, Inc. (c)	95,430	(8,477,047)
BioPharmX Corp.	50,187	(4,416)
Bluebird Bio, Inc.	8,700	(1,368,771)
Bristol-Myers Squibb Co. (c)	361,000	(17,223,310)
Calithera Biosciences, Inc.	8,300	(55,942)
Cambrex Corp.	600	(23,310)
CannTrust Holdings, Inc.	1,300	(10,088)
Canopy Growth Corp.	298,400	(12,941,608)
Capricor Therapeutics, Inc.	3,318	(1,547)
Cara Therapeutics, Inc.	24,600	(482,652)
CASI Pharmaceuticals, Inc.	4,600	(13,202)
Cassava Sciences, Inc.	2,975	(3,838)
Catabasis Pharmaceuticals, Inc	520	(4,118)
Catalyst Pharmaceuticals, Inc.	500	(2,550)
CEL-SCI Corp.	400	(1,416)
Cellectar Biosciences, Inc.	163	(383)
Celsion Corp.	7,400	(14,504)
Cerecor, Inc.	100	(584)
Chiasma, Inc.	300	(1,560)
ChromaDex Corp.	2,800	(11,732)
Cidara Therapeutics, Inc.	500	(1,325)
Clovis Oncology, Inc.	23,800	(590,716)
Coherus Biosciences, Inc.	13,400	(182,776)
Collegium Pharmaceutical, Inc.	17,000	(257,380)
Conatus Pharmaceuticals, Inc.	11,700	(12,636)
ContraVir Pharmaceuticals, Inc.	3,766	(847)
Corbus Pharmaceuticals Holdings, Inc.	21,700	(150,815)
CorMedix, Inc.	5,377	(50,813)
Corvus Pharmaceuticals, Inc.	1,900	(7,638)
Cyclacel Pharmaceuticals, Inc.	400	(374)
Cymabay Therapeutics, Inc.	15,700	(208,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Cytori Therapeutics, Inc.	2,544	$(659)
CytRx Corp.	7,966	(5,054)
Dare Bioscience, Inc.	1,863	(2,608)
Deciphera Pharmaceuticals, Inc.	2,900	(67,309)
DelMar Pharmaceuticals, Inc.	2,599	(1,273)
Denali Therapeutics, Inc.	3,400	(78,948)
Diffusion Pharmaceuticals, Inc.	574	(2,130)
Dynavax Technologies Corp.	53,030	(387,649)
Eagle Pharmaceuticals, Inc.	1,000	(50,490)
Editas Medicine, Inc.	33,000	(806,850)
Eli Lilly & Co. (c)	326,900	(42,418,544)
Emergent BioSolutions, Inc.	100	(5,052)
Endo International PLC	87,700	(704,231)
Epizyme, Inc.	5,500	(68,145)
Esperion Therapeutics, Inc.	14,000	(562,100)
Evoke Pharma, Inc.	2,400	(3,600)
Evolus, Inc.	2,600	(58,682)
Exelixis, Inc.	13,200	(314,160)
EyeGate Pharmaceuticals, Inc.	200	(61)
EyePoint Pharmaceuticals, Inc.	800	(1,432)
Fibrocell Science, Inc.	4,013	(7,745)
Flexion Therapeutics, Inc.	19,800	(247,104)
Fortress Biotech, Inc.	600	(1,068)
G1 Therapeutics, Inc.	1,000	(16,600)
Galectin Therapeutics, Inc.	14,279	(72,966)
Gemphire Therapeutics, Inc.	2,300	(2,645)
Genocea Biosciences, Inc.	12,403	(7,318)
Geron Corp.	105,000	(174,300)
Global Blood Therapeutics, Inc.	40,800	(2,159,544)
GlycoMimetics, Inc.	13,100	(163,226)
Guardant Health, Inc.	5,700	(437,190)
Halozyme Therapeutics, Inc.	400	(6,440)
Harrow Health, Inc.	2,900	(14,442)
Heat Biologics, Inc.	3,747	(4,759)
Heron Therapeutics, Inc.	32,300	(789,412)
Histogenics Corp.	100	(12)
HTG Molecular Diagnostics, Inc.	16,796	(41,990)
Immunomedics, Inc.	70,100	(1,346,621)
Infinity Pharmaceuticals, Inc.	13,900	(26,132)
Innovate Biopharmaceuticals, Inc.	1,100	(2,123)
Inovio Pharmaceuticals, Inc.	29,500	(110,035)
Insmed, Inc.	800	(23,256)
Insys Therapeutics, Inc.	15,000	(69,300)
Intellia Therapeutics, Inc.	10,000	(170,800)
Intrexon Corp.	46,700	(245,642)
Iovance Biotherapeutics, Inc.	100	(951)
Kadmon Holdings, Inc.	3,200	(8,448)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Kala Pharmaceuticals, Inc.	3,100	$(25,637)
La Jolla Pharmaceutical Co.	21,777	(140,026)
Lannett Co., Inc.	13,700	(107,819)
Leap Therapeutics, Inc.	3,000	(5,610)
Lipocine, Inc.	4,297	(9,926)
MacroGenics, Inc.	2,300	(41,354)
Madrigal Pharmaceuticals, Inc.	968	(121,252)
Mallinckrodt PLC	2,667	(57,981)
MannKind Corp.	101,829	(200,603)
Marinus Pharmaceuticals, Inc.	30,700	(128,326)
Matinas BioPharma Holdings, Inc.	3,800	(4,142)
Medicines Co.	27,100	(757,445)
MediciNova, Inc.	1,400	(11,592)
MEI Pharma, Inc.	2,400	(7,368)
Melinta Therapeutics, Inc.	1,684	(5,978)
Merrimack Pharmaceuticals, Inc.	3,360	(23,352)
Minerva Neurosciences, Inc.	6,700	(52,662)
Mirati Therapeutics, Inc.	3,300	(241,890)
Moderna, Inc.	400	(8,140)
Molecular Templates, Inc.	672	(3,904)
Moleculin Biotech, Inc.	7,359	(5,961)
Momenta Pharmaceuticals, Inc.	7,700	(111,881)
Mylan NV	173,200	(4,908,488)
MyoKardia, Inc.	2,200	(114,378)
Myovant Sciences Ltd.	300	(7,161)
NantKwest, Inc.	6,700	(10,586)
Navidea Biopharmaceuticals, Inc.	12,099	(1,670)
Nektar Therapeutics	27,600	(927,360)
Neos Therapeutics, Inc.	9,300	(24,273)
Neptune Wellness Solutions, Inc.	2,900	(9,251)
Neuralstem, Inc.	5,053	(2,268)
NewLink Genetics Corp.	14,400	(27,792)
Novan, Inc.	1,400	(1,337)
Novelion Therapeutics, Inc.	1,410	(1,734)
Novus Therapeutics, Inc.	422	(1,696)
Ocular Therapeutix, Inc.	9,900	(39,303)
Ohr Pharmaceutical, Inc.	495	(1,114)
Omeros Corp.	33,200	(576,684)
OncoSec Medical, Inc.	10,100	(5,626)
OpGen, Inc.	4,679	(2,826)
Ophthotech Corp.	5,800	(8,178)
Oragenics, Inc.	6,000	(3,510)
Organovo Holdings, Inc.	36,100	(35,811)
Palatin Technologies, Inc.	18,400	(18,036)
Paratek Pharmaceuticals, Inc.	13,600	(72,896)
Pfizer, Inc. (c)	343,100	(14,571,457)
Phio Pharmaceuticals Corp.	1,604	(722)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Pieris Pharmaceuticals, Inc.	2,200	$(7,370)
PolarityTE, Inc.	14,799	(158,349)
Portola Pharmaceuticals, Inc.	38,800	(1,346,360)
Precision Therapeutics, Inc.	2,718	(2,057)
Prestige Brands Holdings, Inc.	5,200	(155,532)
Progenics Pharmaceuticals, Inc.	39,200	(181,888)
Protalix BioTherapeutics, Inc.	9,300	(4,092)
Proteostasis Therapeutics, Inc.	300	(378)
Pulmatrix, Inc.	1,776	(2,256)
Puma Biotechnology, Inc.	25,000	(969,750)
Radius Health, Inc.	32,200	(642,068)
Reata Pharmaceuticals, Inc., Class A	1,224	(104,615)
Regeneron Pharmaceuticals, Inc. (c)	16,090	(6,606,876)
Regulus Therapeutics, Inc.	566	(577)
Rhythm Pharmaceuticals, Inc.	200	(5,482)
Rocket Pharmaceuticals, Inc.	3,025	(53,058)
Rubius Therapeutics, Inc.	1,500	(27,150)
Sage Therapeutics, Inc.	20,600	(3,276,430)
Sangamo BioSciences, Inc.	23,500	(224,190)
Sarepta Therapeutics, Inc.	22,000	(2,622,180)
Savara, Inc.	1,549	(11,416)
SCYNEXIS, Inc.	4,200	(6,342)
Seattle Genetics, Inc. (c)	71,570	(5,241,787)
Seelos Therapeutics, Inc.	1,800	(6,048)
SELLAS Life Sciences Group, Inc.	10,156	(10,359)
Seres Therapeutics, Inc.	2,400	(16,488)
Sesen Bio, Inc.	8,668	(8,928)
Solid Biosciences, Inc.	1,400	(12,880)
Sophiris Bio, Inc.	7,600	(7,524)
Sorrento Therapeutics, Inc.	6,600	(31,350)
Spark Therapeutics, Inc.	26,400	(3,006,432)
Spectrum Pharmaceuticals, Inc.	6,500	(69,485)
Strongbridge Biopharma PLC	600	(2,988)
Surface Oncology, Inc.	600	(2,862)
Syndax Pharmaceuticals, Inc.	4,000	(21,000)
Synthetic Biologics, Inc.	1,137	(772)
Teligent, Inc.	13,800	(16,008)
Tenax Therapeutics, Inc.	445	(899)
TG Therapeutics, Inc.	30,700	(246,828)
TherapeuticsMD, Inc.	132,100	(643,327)
Theravance Biopharma, Inc.	6,300	(142,821)
Tilray, Inc.	11,900	(779,688)
Titan Pharmaceuticals, Inc.	6,066	(10,797)
Tonix Pharmaceuticals Holding Corp.	1,716	(4,136)
Trevena, Inc.	14,100	(21,996)
Trillium Therapeutics, Inc.	1,600	(1,056)
Trovagene, Inc.	497	(1,864)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Tyme Technologies, Inc.	300	$(528)
Ultragenyx Pharmaceutical, Inc.	21,900	(1,518,984)
UNITY Biotechnology, Inc.	2,400	(19,464)
Unum Therapeutics, Inc.	1,500	(6,585)
Viking Therapeutics, Inc.	35,500	(352,870)
VistaGen Therapeutics, Inc.	800	(1,024)
Vital Therapies, Inc.	2,200	(434)
VIVUS, Inc.	3,210	(13,482)
vTv Therapeutics, Inc., Class A	5,300	(9,063)
WaVe Life Sciences Ltd.	1,100	(42,735)
XBiotech, Inc.	1,900	(20,938)
ZIOPHARM Oncology, Inc.	71,246	(274,297)
Zoetis, Inc. (c)	76,440	(7,695,215)
Zogenix, Inc.	27,225	(1,497,647)
Zosano Pharma Corp.	6,896	(32,894)
Zynerba Pharmaceuticals, Inc.	11,100	(60,162)

		(193,294,015)

Chemicals — (0.2)%
AgroFresh Solutions, Inc.	900	(3,006)
Albemarle Corp.	75	(6,149)
Amyris, Inc.	300	(627)
Balchem Corp.	2,500	(232,000)
Celanese Corp.	36,200	(3,569,682)
Chemours Co. (The)	9,400	(349,304)
Codexis, Inc.	5,000	(102,650)
DowDuPont, Inc.	21,443	(1,143,126)
Element Solutions, Inc.	60,900	(615,090)
Ferro Corp.	200	(3,786)
International Flavors & Fragrances, Inc.	7,800	(1,004,562)
Intrepid Potash, Inc.	18,900	(71,631)
Kraton Performance Polymers, Inc.	3,100	(99,758)
Kronos Worldwide, Inc.	1,700	(23,834)
LSB Industries, Inc.	4,100	(25,584)
Nutrien Ltd.	32,001	(1,688,373)
Olin Corp.	84,600	(1,957,644)
PQ Group Holdings, Inc.	600	(9,102)
Rayonier Advanced Materials, Inc.	18,100	(245,436)
Rogers Corp.	100	(15,888)
RPM International, Inc.	1,200	(69,648)
Tronox Holdings PLC, Class A	53,200	(699,580)
Valvoline, Inc.	33,324	(618,493)
Westlake Chemical Corp.	2,500	(169,650)

		(12,724,603)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Commercial Services — (0.0)%
ABM Industries, Inc.	200	$(7,270)
Brady Corp., Class A	900	(41,769)
Cintas Corp.	1,700	(343,587)
DropCar, Inc.	1,000	(2,960)
Emerald Expositions Events, Inc.	100	(1,270)
H&R Block, Inc.	9,800	(234,612)
Navigant Consulting, Inc.	900	(17,523)
Robert Half International, Inc.	1,900	(123,804)
RR Donnelley & Sons Co.	27,934	(131,848)
ServiceMaster Global Holdings, Inc.	4,000	(186,800)
Staffing 360 Solutions, Inc.	100	(147)

		(1,091,590)

Construction Materials — (0.1)%
Forterra, Inc.	400	(1,688)
Louisiana-Pacific Corp.	14,000	(341,320)
Martin Marietta Materials, Inc.	30	(6,035)
Summit Materials, Inc., Class A	26,519	(420,857)
Trex Co., Inc.	5,600	(344,512)
US Concrete, Inc.	14,000	(579,880)
USG Corp.	40,300	(1,744,990)

		(3,439,282)

Consumer Discretionary Services — (0.0)%
Designer Brands, Inc.	39,900	(886,578)

Consumer Products — (1.0)%
22nd Century Group, Inc.	7,500	(12,825)
Alkaline Water Co., Inc. (The)	100	(239)
Altria Group, Inc.	250,900	(14,409,187)
B&G Foods, Inc.	35,400	(864,468)
Brown-Forman Corp., Class B	500	(26,390)
Cal-Maine Foods, Inc.	8,400	(374,892)
Campbell Soup Co.	141,400	(5,391,582)
Church & Dwight Co., Inc.	7,000	(498,610)
Clorox Co. (The)	10,600	(1,700,876)
Coty, Inc., Class A	303,480	(3,490,020)
Cronos Group, Inc.	284,900	(5,250,707)
Edgewell Personal Care Co.	10,600	(465,234)
Hain Celestial Group, Inc.	17,800	(411,536)
Helen of Troy Ltd.	200	(23,192)
Hershey Co.	198	(22,737)
Hormel Foods Corp.	118,800	(5,317,488)
Hostess Brands, Inc.	4,100	(51,250)
JM Smucker Co.	56,300	(6,558,950)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	100	$(7,187)
Kellogg Co.	50,600	(2,903,428)
Keurig Dr Pepper, Inc.	69,900	(1,955,103)
Kimberly-Clark Corp.	1,100	(136,290)
Kraft Heinz Co.	119,700	(3,908,205)
MGP Ingredients, Inc.	800	(61,720)
Molson Coors Brewing Co., Class B	400	(23,860)
New Age Beverages Corp.	22,900	(120,454)
Orchids Paper Products Co. (d)	2,772	(3,437)
Pilgrim’s Pride Corp.	14,800	(329,892)
Post Holdings, Inc.	24,900	(2,724,060)
Procter & Gamble Co.	97,200	(10,113,660)
Pyxus International, Inc.	4,300	(102,727)
Revlon, Inc., Class A	4,156	(80,543)
Sanderson Farms, Inc.	10,400	(1,371,136)
Spectrum Brands Holdings, Inc.	27,167	(1,488,208)
Tejon Ranch Co.	500	(8,800)
Tootsie Roll Industries, Inc.	103	(3,836)
Tyson Foods, Inc., Class A	700	(48,601)
Universal Corp.	1,000	(57,630)

		(70,318,960)

Consumer Services — (0.0)%
Aaron’s, Inc.	9,200	(483,920)
K12, Inc.	4,800	(163,824)
Regis Corp.	3,900	(76,713)
Strategic Education, Inc.	725	(95,200)

		(819,657)

Containers & Packaging — (0.0)%
Aptargroup, Inc.	1,700	(180,863)
Graphic Packaging Holding Co.	3,400	(42,942)
Multi-Color Corp.	100	(4,989)
Owens-Illinois, Inc.	21,900	(415,662)
Silgan Holdings, Inc.	1,500	(44,445)

		(688,901)

Design, Manufacturing & Distribution — (0.0)%
Avnet, Inc.	9,900	(429,363)
Digimarc Corp.	2,600	(81,588)
Jabil Circuit, Inc.	6,800	(180,812)
SYNNEX Corp.	2,864	(273,197)

		(964,960)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Distributors—Consumer Staples — (0.0)%
Andersons, Inc. (The)	200	$(6,446)
Calavo Growers, Inc.	3,000	(251,550)
Castle Brands, Inc.	11,700	(8,149)

		(266,145)

Distributors—Discretionary — (0.0)%
Copart, Inc.	600	(36,354)
Dorman Products, Inc.	1,900	(167,371)
G-III Apparel Group Ltd.	7,500	(299,700)

		(503,425)

Electrical Equipment — (0.3)%
AAON, Inc.	4,100	(189,338)
ADT, Inc.	7,300	(46,647)
Allied Motion Technologies, Inc.	100	(3,438)
Argan, Inc.	100	(4,995)
Babcock & Wilcox Enterprises, Inc.	16,101	(6,621)
Blink Charging Co.	3,600	(11,268)
Bloom Energy Corp.	4,500	(58,140)
Capstone Turbine Corp.	4,285	(3,856)
Cognex Corp.	54,600	(2,776,956)
CyberOptics Corp.	800	(13,680)
DPW Holdings, Inc.	889	(258)
Energous Corp.	25,500	(161,670)
Energy Focus, Inc.	700	(854)
General Electric Co.	791,800	(7,910,082)
Itron, Inc.	4,200	(195,930)
Johnson Controls International PLC	169,500	(6,261,330)
nLight, Inc.	3,100	(69,068)
Roper Technologies, Inc.	1,800	(615,546)
SMART Global Holdings, Inc.	4,800	(92,160)
Trimble, Inc.	7,000	(282,800)

		(18,704,637)

Engineering & Construction Services — (0.0)%
Goldfield Corp.	3,900	(8,619)
Kratos Defense & Security Solutions, Inc.	34,700	(542,361)
Stantec, Inc.	200	(4,728)
TopBuild Corp.	45	(2,917)
Willscot Corp.	1,700	(18,853)

		(577,478)

Gaming, Lodging & Restaurants — (0.2)%
Brinker International, Inc.	11,200	(497,056)
Caesars Entertainment Corp.	282,175	(2,452,101)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Churchill Downs, Inc.	800	$(72,208)
Cracker Barrel Old Country Store, Inc.	1	(161)
Diebold Nixdorf Inc	3,800	(53,808)
Dine Brands Global, Inc.	8,400	(766,836)
Marriott International, Inc., Class A	50,986	(6,377,839)
Marriott Vacations Worldwide Corp.	300	(28,050)
Papa John’s International, Inc.	27,600	(1,461,420)
Papa Murphy’s Holdings, Inc.	1,400	(7,336)
Penn National Gaming, Inc.	57,500	(1,155,750)
Potbelly Corp.	1,200	(10,212)
Rave Restaurant Group, Inc.	500	(770)
Teladoc Health Inc	17,000	(220,830)
Wyndham Worldwide Corp.	13,000	(526,370)
Wynn Resorts Ltd.	10,399	(1,240,809)

		(14,871,556)

Hardware — (0.6)%
3D Systems Corp.	94,300	(1,014,668)
Airgain, Inc.	600	(7,698)
Akoustis Technologies, Inc.	3,900	(22,659)
Apple, Inc.	143,000	(27,162,850)
Arlo Technologies, Inc.	700	(2,891)
ARRIS International PLC	1,300	(41,093)
Ciena Corp.	17,900	(668,386)
Diebold Nixdorf, Inc.	58,900	(652,023)
Digital Ally, Inc.	1,700	(6,324)
Everspin Technologies, Inc.	1,600	(12,256)
ExOne Co.	3,400	(28,866)
F5 Networks, Inc.	3,900	(612,027)
Finisar Corp.	10,500	(243,285)
Fitbit, Inc.	12,600	(74,592)
Garmin Ltd.	1,000	(86,350)
Kopin Corp.	6,200	(8,308)
Lumentum Holdings, Inc.	38,705	(2,188,381)
Mercury Systems, Inc.	7,800	(499,824)
MicroVision, Inc.	21,000	(20,345)
Neonode, Inc.	520	(1,643)
Nutanix, Inc.	43,400	(1,637,916)
NXT-ID, Inc.	12,001	(10,201)
pdvWireless, Inc.	500	(17,580)
Resonant, Inc.	2,600	(7,800)
Superconductor Technologies, Inc.	143	(214)
Turtle Beach Corp.	1,100	(12,496)
ViaSat, Inc.	3,600	(279,000)
Vislink Technologies, Inc.	5,900	(1,982)
Vuzix Corp.	16,161	(49,453)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Western Digital Corp.	132,000	$(6,343,920)

		(41,715,031)

Health Care — (0.0)%
Bristol Myers Squibb CVR (c)	361,000	(902,500)

Health Care Facilities & Services — (1.0)%
AAC Holdings, Inc.	7,000	(12,880)
Acadia Healthcare Co., Inc.	60,600	(1,776,186)
Addus HomeCare Corp.	1,800	(114,462)
American Renal Associates Holdings, Inc.	1,700	(10,438)
Anthem, Inc. (c)	35,480	(10,182,050)
Brookdale Senior Living, Inc.	88,791	(584,245)
Caladrius Biosciences, Inc.	1,160	(4,199)
Cancer Genetics, Inc.	1,000	(240)
Capital Senior Living Corp.	13,100	(52,269)
Cardinal Health, Inc. (c)	274,030	(13,194,545)
Cellular Biomedicine Group, Inc.	100	(1,730)
Cigna corp.	9,973	(1,603,858)
Community Health Systems, Inc.	66,100	(246,553)
CVS Health Corp.	1,700	(91,681)
Diplomat Pharmacy, Inc.	8,400	(48,804)
Genesis Healthcare, Inc.	5,700	(8,208)
Henry Schein, Inc. (c)	87,740	(5,274,051)
Interpace Diagnostics Group, Inc.	16,300	(13,040)
Laboratory Corp. of America Holdings	900	(137,682)
LHC Group, Inc.	2,483	(275,265)
McKesson Corp. (c)	158,970	(18,609,028)
Nobilis Health Corp.	4,600	(1,610)
Spherix, Inc.	2,426	(2,179)
Surgery Partners, Inc.	7,000	(78,960)
Syneos Health, Inc.	23,300	(1,206,008)
Teladoc Health, Inc.	200	(11,120)
UnitedHealth Group, Inc.	63,300	(15,651,558)
Universal Health Services, Inc., Class B	10,900	(1,458,093)
WellCare Health Plans, Inc.	12,500	(3,371,875)

		(74,022,817)

Home & Office Products — (0.3)%
American Woodmark Corp.	4,100	(338,783)
Beazer Homes USA, Inc.	25,900	(298,109)
Century Communities, Inc.	21,700	(520,149)
DR Horton, Inc.	2,300	(95,174)
Hovnanian Enterprises, Class A	2,216	(24,310)
iRobot Corp.	5,500	(647,295)
KB Home	4,900	(118,433)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Leggett & Platt, Inc.	20,300	$(857,066)
Lennar Corp., Class A	167,024	(8,199,208)
LGI Homes, Inc.	18,000	(1,084,320)
M/I Homes, Inc.	4,400	(117,128)
New Home Co., Inc. (The)	100	(476)
Newell Brands, Inc.	331,218	(5,080,884)
Nova Lifestyle, Inc.	500	(440)
Skyline Champion Corp.	7,500	(142,500)
Taylor Morrison Home Corp., Class A	700	(12,425)
Toll Brothers, Inc.	1,000	(36,200)
TRI Pointe Group, Inc.	105,100	(1,328,464)
Tupperware Brands Corp.	10,900	(278,822)
William Lyon Homes, Class A	18,700	(287,419)

		(19,467,605)

Industrial Services — (0.0)%
CAI International, Inc.	300	(6,960)
EVI Industries, Inc.	500	(19,065)
Fastenal Co.	43,600	(2,803,916)
Team, Inc.	10,300	(180,250)
Triton International Ltd.	600	(18,660)
WW Grainger, Inc.	1	(301)

		(3,029,152)

Institutional Financial Services — (0.5)%
Cboe Global Markets, Inc.	1,500	(143,160)
CME Group, Inc.	46,500	(7,652,970)
GAIN Capital Holdings, Inc.	11,900	(74,732)
Goldman Sachs Group, Inc.	129,200	(24,805,108)
Greenhill & Co., Inc.	17,200	(369,972)
Houlihan Lokey, Inc.	100	(4,585)
Jefferies Financial Group, Inc.	26,300	(494,177)
Morgan Stanley	54,400	(2,295,680)
PJT Partners, Inc.	100	(4,180)
Virtu Financial, Inc., Class A	7,200	(171,000)

		(36,015,564)

Insurance — (0.5)%
Alleghany Corp.	900	(551,160)
Ambac Financial Group, Inc.	10,300	(186,636)
American Equity Investment Life Holding Co.	200	(5,404)
American International Group, Inc.	42,200	(1,817,132)
American National Insurance Co.	100	(12,082)
Berkshire Hathaway, Inc., Class B	128,800	(25,874,632)
Chubb Ltd.	17,400	(2,437,392)
Cincinnati Financial Corp.	2,900	(249,110)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
eHealth, Inc.	1,900	$(118,446)
Erie Indemnity Co., Class A	1,400	(249,928)
Everest Re Group Ltd.	2,500	(539,900)
Goosehead Insurance, Inc., Class A	300	(8,364)
HCI Group, Inc.	600	(25,638)
Health Insurance Innovations, Inc., Class A	5,600	(150,192)
Heritage Insurance Holdings, Inc.	300	(4,380)
Kemper Corp.	6,400	(487,296)
Loews Corp.	33,100	(1,586,483)
MBIA, Inc.	35,500	(337,960)
RenaissanceRe Holdings Ltd.	2,600	(373,100)
RLI Corp.	100	(7,175)
Torchmark Corp.	49	(4,016)
Trupanion, Inc.	1,400	(45,836)
Universal Insurance Holdings, Inc.	500	(15,500)
WR Berkley Corp.	9,500	(804,840)

		(35,892,602)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	238,300	(655,325)
Carpenter Technology Corp.	900	(41,265)
Cleveland-Cliffs, Inc.	54,500	(544,455)
Commercial Metals Co.	30,000	(512,400)
Reliance Steel & Aluminum Co.	1,400	(126,364)
Schnitzer Steel Industries, Inc., Class A	2,100	(50,400)
TimkenSteel Corp.	3,800	(41,268)
United States Steel Corp.	5,100	(99,399)

		(2,070,876)

Leisure Products — (0.1)%
Acushnet Holdings Corp.	200	(4,628)
Camping World Holdings, Inc., Class A	29,700	(413,127)
Fox Factory Holding Corp.	100	(6,989)
LCI Industries	5,000	(384,100)
Mattel, Inc.	265,000	(3,445,000)
Nautilus, Inc.	4,900	(27,244)
Vista Outdoor, Inc.	300	(2,403)
Winnebago Industries, Inc.	19,200	(598,080)
YETI Holdings, Inc.	2,400	(72,600)

		(4,954,171)

Machinery — (0.1)%
Actuant Corp., Class A	12,100	(294,877)
Alamo Group, Inc.	100	(9,994)
CIRCOR International, Inc.	4,600	(149,960)
Deere & Co.	6,500	(1,038,960)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Flowserve Corp.	26,200	$(1,182,668)
Gates Industrial Corp. plc	1,300	(18,642)
GrafTech International Ltd.	13,000	(166,270)
Ichor Holdings Ltd.	19,300	(435,794)
Illinois Tool Works, Inc.	1,200	(172,236)
John Bean Technologies Corp.	7,000	(643,230)
Manitowoc Co., Inc. (The)	11,050	(181,331)
Middleby Corp.	4,101	(533,253)
NN, Inc.	2,800	(20,972)
Nordson Corp.	200	(26,504)
Sun Hydraulics Corp.	1,300	(60,463)
Terex Corp.	200	(6,426)
Xylem, Inc.	14,400	(1,138,176)

		(6,079,756)

Manufactured Goods — (0.0)%
Mueller Industries, Inc.	1,300	(40,742)
Proto Labs, Inc.	2,600	(273,364)

		(314,106)

Media — (1.0)%
Alphabet, Inc., Class A	1,500	(1,765,335)
AMC Networks, Inc., Class A	27,300	(1,549,548)
Booking Holdings, Inc.	1,799	(3,139,093)
Charter Communications, Inc., Class A	36,360	(12,613,648)
ChinaNet Online Holdings, Inc.	764	(1,490)
DISH Network Corp., Class A	2,100	(66,549)
Entercom Communications Corp., Class A	51,400	(269,850)
Fluent, Inc.	4,885	(27,454)
Gannett Co., Inc.	800	(8,432)
Global Eagle Entertainment, Inc.	4,300	(3,050)
Groupon, Inc.	110,500	(392,275)
GrubHub, Inc.	43,800	(3,042,786)
Houghton Mifflin Harcourt Co.	5,400	(39,258)
HyreCar, Inc.	2,300	(11,569)
IZEA Worldwide, Inc.	1,684	(1,936)
Liberty Broadband Corp., Class C	18,700	(1,715,538)
Liberty Expedia Holdings, Inc., Class A	3,100	(132,680)
Liberty Media Group, Class A	6,692	(227,796)
Live Ventures, Inc.	266	(2,043)
Media General, Inc. (d)	12,100	0
Meredith Corp.	9,200	(508,392)
MSG Networks, Inc.	2,100	(45,675)
Netflix, Inc.	68,200	(24,317,392)
New Media Investment Group, Inc.	5,800	(60,900)
Nexstar Media Group, Inc.	24,011	(2,602,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Roku, Inc.	67,100	$(4,328,621)
Shopify, Inc., Class A	22,500	(4,648,950)
Snap, Inc.	841,800	(9,276,636)
Social Reality, Inc. (d)	200	0
Social Reality, Inc.	200	(680)
Spotify Technology SA	4,200	(582,960)
TEGNA, Inc.	26,900	(379,290)
Trade Desk, Inc. (The), Class A	30	(5,938)
TripAdvisor, Inc.	2	(103)
Twitter, Inc.	74,300	(2,442,984)
Upwork, Inc.	13,800	(264,132)
WideOpenWest, Inc.	2,200	(20,020)

		(74,495,075)

Medical Equipment & Devices — (1.4)%
Accelerate Diagnostics, Inc.	14,200	(298,484)
Aethlon Medical, Inc.	1,838	(1,746)
Agilent Technologies, Inc. (c)	140,840	(11,320,719)
Avanos Medical, Inc.	3,400	(145,112)
Avinger, Inc.	7,480	(7,153)
Axonics Modulation Technologies, Inc.	400	(9,580)
Bellerophon Therapeutics, Inc.	100	(65)
BioLife Solutions, Inc.	100	(1,789)
Cantel Medical Corp.	1,300	(86,957)
Cesca Therapeutics, Inc.	284	(83)
CHF Solutions, Inc.	252	(1,036)
Corindus Vascular Robotics, Inc.	2,200	(3,828)
Danaher Corp.	23,400	(3,089,268)
Dentsply Sirona, Inc.	12,200	(604,998)
Edwards Lifesciences Corp.	11,800	(2,257,694)
Ekso Bionics Holdings, Inc.	17,809	(44,701)
Glaukos Corp.	5,100	(399,687)
IDEXX Laboratories, Inc. (c)	79,850	(17,854,460)
Illumina, Inc. (c)	42,200	(13,111,118)
Intuitive Surgical, Inc.	3,200	(1,825,856)
InVivo Therapeutics Holdings Corp.	376	(583)
IsoRay, Inc.	4,600	(1,679)
LivaNova PLC	200	(19,450)
Luminex Corp.	2,400	(55,224)
Merit Medical Systems, Inc.	3,200	(197,856)
Myomo, Inc.	4,200	(5,040)
Myriad Genetics, Inc.	400	(13,280)
Neogen Corp.	393	(22,554)
Neovasc, Inc.	11,236	(4,726)
Nevro Corp.	21,800	(1,362,718)
OPKO Health, Inc.	213,599	(557,493)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Pacific Biosciences of California, Inc.	17,600	$(127,248)
PerkinElmer, Inc. (c)	116,020	(11,179,687)
Pulse Biosciences, Inc.	2,698	(47,458)
Quanterix Corp.	1,200	(30,996)
ResMed, Inc.	19,000	(1,975,430)
Restoration Robotics, Inc.	1,396	(824)
Rockwell Medical, Inc.	8,800	(50,072)
Second Sight Medical Products, Inc.	8,584	(6,824)
Senseonics Holdings, Inc.	26,600	(65,170)
SiNtx Technologies, Inc.	1,408	(268)
Stryker Corp. (c)	90,470	(17,869,634)
T2 Biosystems, Inc.	800	(2,104)
TransEnterix, Inc.	178,600	(425,068)
Valeritas Holdings, Inc.	200	(65)
Varian Medical Systems, Inc. (c)	101,160	(14,336,395)
ViewRay, Inc.	1,600	(11,824)
Viveve Medical, Inc.	4,200	(3,947)
Zimmer Biomet Holdings, Inc.	4,600	(587,420)

		(100,025,371)

Metals & Mining — (0.1)%
Alamos Gold, Inc., Class A	74,246	(377,170)
Avino Silver & Gold Mines Ltd.	600	(360)
Barrick Gold Corp.	3,648	(50,014)
Cameco Corp.	37,500	(442,125)
Centrus Energy Corp., Class A	500	(1,395)
Century Aluminum Co.	46,000	(408,480)
Coeur Mining, Inc.	96,064	(391,941)
Compass Minerals International, Inc.	6,000	(326,220)
Constellium NV, Class A	10,700	(85,386)
Covia Holdings Corp.	2,100	(11,739)
Endeavour Silver Corp.	53,300	(134,316)
Energy Fuels, Inc.	2,100	(6,993)
First Majestic Silver Corp.	160,500	(1,056,090)
Franco-Nevada Corp.	5,700	(427,785)
Freeport-McMoRan, Inc.	4,300	(55,427)
Gold Resource Corp.	2,400	(9,432)
Gold Standard Ventures Corp.	18,600	(18,972)
Great Panther Mining Ltd.	200	(188)
Hecla Mining Co.	45,019	(103,544)
Livent Corp.	34,600	(424,888)
MAG Silver Corp.	13,500	(143,910)
McEwen Mining, Inc.	114,700	(172,050)
Northern Dynasty Minerals Ltd.	49,300	(29,679)
Novagold Resources, Inc.	75,500	(314,835)
Osisko Gold Royalties Ltd.	26,300	(295,612)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Pershing Gold Corp.	1,100	$(1,276)
Pretium Resources, Inc.	85,700	(733,592)
Royal Gold, Inc.	2,200	(200,046)
Seabridge Gold, Inc.	13,200	(163,548)
Uranium Energy Corp.	61,300	(85,820)
Vista Gold Corp.	4,800	(3,275)
Westwater Resources, Inc.	11,405	(1,540)

		(6,477,648)

Oil, Gas & Coal — (1.3)%
Andeavor Logistics LP (c)	42,690	(1,505,249)
Antero Midstream Corp.	50,400	(694,512)
Antero Resources Corp.	121,500	(1,072,845)
Apache Corp.	140,200	(4,859,332)
Approach Resources, Inc.	1,700	(601)
Archrock, Inc.	2,200	(21,516)
Basic Energy Services, Inc.	11,900	(45,220)
Baytex Energy Corp.	24,000	(40,560)
Berry Petroleum Corp.	2,300	(26,542)
Bonanza Creek Energy, Inc.	6,700	(152,023)
California Resources Corp.	3,910	(100,526)
Callon Petroleum Co.	179,100	(1,352,205)
Camber Energy, Inc.	1,841	(704)
CARBO Ceramics, Inc.	17,600	(61,600)
Carrizo Oil & Gas, Inc.	20,500	(255,635)
Cenovus Energy, Inc.	56,800	(493,024)
Cheniere Energy, Inc.	2	(137)
Chesapeake Energy Corp.	798,303	(2,474,739)
Cimarex Energy Co.	16,781	(1,172,992)
CNX Resources Corp.	3,300	(35,541)
Comstock Resources, Inc.	11,480	(79,556)
Contango Oil & Gas Co.	1,100	(3,465)
Core Laboratories NV	100	(6,893)
Crescent Point Energy Corp.	75,100	(243,324)
Delek US Holdings, Inc.	14,739	(536,794)
Denbury Resources, Inc.	5,600	(11,480)
Diamond Offshore Drilling, Inc.	14,500	(152,105)
Diamondback Energy, Inc.	30,700	(3,116,971)
Dril-Quip, Inc.	10,600	(486,010)
Earthstone Energy, Inc.	6,000	(42,480)
Enbridge, Inc.	179,222	(6,498,590)
Enerplus Corp.	15,400	(129,514)
EnLink Midstream LLC	31,100	(397,458)
Ensco PLC, Class A	91,100	(358,023)
EP Energy Corp., Class A	27,700	(7,202)
Extraction Oil & Gas, Inc.	15,700	(66,411)
Exxon Mobil Corp.	123,800	(10,003,040)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Flotek Industries, Inc.	29,400	$(95,256)
Frank’s International NV	29,200	(181,332)
FTS International, Inc.	19,400	(194,000)
Gulfport Energy Corp.	64,400	(516,488)
Halcon Resources Corp.	114,400	(154,440)
Hess Corp.	65,000	(3,914,950)
HighPoint Resources Corp.	11,500	(25,415)
Keane Group, Inc.	37,600	(409,464)
Kinder Morgan, Inc.	31	(620)
Laredo Petroleum, Inc.	180,200	(556,818)
Liberty Oilfield Services, Inc., Class A	21,900	(337,041)
Lilis Energy, Inc.	600	(702)
Mammoth Energy Services, Inc.	1,300	(21,645)
Matador Resources Co.	5,600	(108,248)
McDermott International, Inc.	71,366	(530,963)
Montage Resources Corp.	266	(4,001)
MPLX LP (c)	43,250	(1,422,493)
MRC Global, Inc.	21,100	(368,828)
Murphy Oil Corp.	13,800	(404,340)
Murphy USA, Inc.	1,400	(119,868)
Nabors Industries Ltd.	278,616	(958,439)
NCS Multistage Holdings, Inc.	4,100	(21,238)
New Concept Energy, Inc.	200	(448)
Nine Energy Service, Inc.	1,900	(43,035)
Noble Energy, Inc.	33	(816)
Northern Oil and Gas, Inc.	13,700	(37,538)
NOW, Inc.	7,600	(106,096)
Obsidian Energy Ltd.	4,900	(1,348)
Oceaneering International, Inc.	19,800	(312,246)
Par Pacific Holdings, Inc.	6,300	(112,203)
Parsley Energy, Inc., Class A	19,900	(384,070)
Patterson-UTI Energy, Inc.	9,300	(130,386)
PBF Energy, Inc., Class A	42,600	(1,326,564)
PDC Energy, Inc.	9,500	(386,460)
Pembina Pipeline Corp.	5	(184)
Phillips 66 (c)	159,390	(15,169,146)
Precision Drilling Corp.	3,900	(9,321)
ProPetro Holding Corp.	15,100	(340,354)
Ramaco Resources, Inc.	3,900	(22,620)
Range Resources Corp.	73,887	(830,490)
Ring Energy, Inc.	27,200	(159,664)
Rowan Cos. PLC, Class A	200	(2,158)
SAExploration Holdings, Inc.	3,200	(10,848)
SemGroup Corp., Class A	57,200	(843,128)
SM Energy Co.	81,200	(1,420,188)
Smart Sand, Inc.	19,600	(87,220)
Solaris Oilfield Infrastructure, Inc., Class A	12,600	(207,144)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Southwestern Energy Co.	37,100	$(173,999)
SRC Energy, Inc.	79,700	(408,064)
Talos Energy, Inc.	3,900	(103,584)
Targa Resources Corp.	92,000	(3,822,600)
Tellurian, Inc.	77,200	(864,640)
TETRA Technologies, Inc.	22,300	(52,182)
Thermon Group Holdings, Inc.	1,200	(29,412)
Tidewater, Inc.	47	(1,090)
Ultra Petroleum Corp.	34,400	(20,984)
US Silica Holdings, Inc.	62,800	(1,090,208)
VAALCO Energy, Inc.	500	(1,120)
Valero Energy Corp. (c)	95,040	(8,062,243)
Vermilion Energy, Inc.	5,000	(123,500)
W&T Offshore, Inc.	23,700	(163,530)
Weatherford International PLC	481,800	(336,296)
Whiting Petroleum Corp.	41,386	(1,081,830)
Williams Cos., Inc.	291,700	(8,377,624)
Zion Oil & Gas, Inc.	100	(76)

		(93,508,065)

Passenger Transportation — (0.1)%
Alaska Air Group, Inc.	3,900	(218,868)
American Airlines Group, Inc.	80,900	(2,569,384)
Hawaiian Holdings, Inc.	14,300	(375,375)

		(3,163,627)

Real Estate — (1.2)%
Acadia Realty Trust	16,600	(452,682)
Alexandria Real Estate Equities, Inc.	22,200	(3,164,832)
American Assets Trust, Inc.	4,000	(183,440)
American Campus Communities, Inc.	15,500	(737,490)
American Homes 4 Rent	31,600	(717,952)
Americold Realty Trust	43,200	(1,318,032)
Apple Hospitality REIT, Inc.	18,800	(306,440)
Ashford Hospitality Trust, Inc.	19,600	(93,100)
AvalonBay Communities, Inc.	400	(80,292)
Bluerock Residential Growth REIT, Inc.	4,000	(43,120)
Boston Properties, Inc.	14,800	(1,981,424)
Braemar Hotels & Resorts, Inc.	8,922	(108,938)
Brixmor Property Group, Inc.	67,600	(1,241,812)
CatchMark Timber Trust, Inc., Class A	11,800	(115,876)
CBL & Associates Properties, Inc.	110,200	(170,810)
Chatham Lodging Trust	12,700	(244,348)
Chesapeake Lodging Trust	5,700	(158,517)
City Office REIT, Inc.	10,200	(115,362)
Clipper Realty, Inc.	1,200	(16,068)
Colony Capital, Inc.	103,221	(549,136)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Colony Credit Real Estate, Inc.	14,400	$(225,504)
Community Healthcare Trust, Inc.	2,500	(89,725)
CorePoint Lodging, Inc. REIT	2,800	(31,276)
CoreSite Realty Corp.	3,700	(395,974)
Corporate Office Properties Trust	9,900	(270,270)
Cousins Properties, Inc.	44,700	(431,802)
CubeSmart	11,500	(368,460)
Cushman & Wakefield plc	1,900	(33,820)
CyrusOne, Inc.	55,100	(2,889,444)
DiamondRock Hospitality Co.	30,200	(327,066)
Digital Realty Trust, Inc.	49,584	(5,900,496)
Douglas Emmett, Inc.	22,500	(909,450)
Easterly Government Properties, Inc.	21,800	(392,618)
Equinix, Inc.	27	(12,235)
Equity Commonwealth	4,400	(143,836)
Equity LifeStyle Properties, Inc.	5,800	(662,940)
Equity Residential	52,399	(3,946,693)
Essex Property Trust, Inc.	8,200	(2,371,768)
eXp World Holdings, Inc.	1,400	(15,218)
Extra Space Storage, Inc.	4,400	(448,404)
Farmland Partners, Inc.	10,200	(65,280)
Federal Realty Investment Trust	300	(41,355)
Five Point Holdings LLC, Class A	600	(4,326)
Forestar Group, Inc.	218	(3,769)
Front Yard Residential Corp.	16,100	(149,247)
HCP, Inc.	129,900	(4,065,870)
Healthcare Realty Trust, Inc.	33,400	(1,072,474)
Healthcare Trust of America, Inc., Class A	37,100	(1,060,689)
Hersha Hospitality Trust	20,600	(353,084)
Hospitality Properties Trust	33,200	(873,492)
Host Hotels & Resorts, Inc.	2,400	(45,360)
Howard Hughes Corp. (The)	1,100	(121,000)
Hudson Pacific Properties, Inc.	34,500	(1,187,490)
Independence Realty Trust, Inc.	30,900	(333,411)
Innovative Industrial Properties, Inc.	6,192	(505,824)
Invitation Homes, Inc.	33,472	(814,374)
iStar, Inc.	32,300	(271,966)
JBG SMITH Properties	28,100	(1,161,935)
Jernigan Capital, Inc.	4,900	(103,096)
Kilroy Realty Corp.	19,000	(1,443,240)
Kimco Realty Corp.	34,000	(629,000)
Kite Realty Group Trust	26,600	(425,334)
Lamar Advertising Co., Class A	1,600	(126,816)
Life Storage, Inc.	12,000	(1,167,240)
Mack-Cali Realty Corp.	28,000	(621,600)
Mid-America Apartment Communities, Inc.	15,500	(1,694,615)
National Retail Properties, Inc.	600	(33,234)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
New Senior Investment Group, Inc.	30,101	$(164,050)
NexPoint Residential Trust, Inc.	200	(7,668)
NorthStar Realty Europe Corp.	9,100	(157,976)
Office Properties Income Trust	12,973	(358,574)
Park Hotels & Resorts, Inc.	72,900	(2,265,732)
Pebblebrook Hotel Trust	72,500	(2,251,850)
Pennsylvania REIT	55,000	(345,950)
Physicians Realty Trust	80,900	(1,521,729)
Piedmont Office Realty Trust, Inc., Class A	3,400	(70,890)
PotlatchDeltic Corp.	6,821	(257,766)
Preferred Apartment Communities, Inc., Class A	11,100	(164,502)
Public Storage	1,500	(326,670)
Realogy Holdings Corp.	19,900	(226,860)
Realty Income Corp.	1,900	(139,764)
Redfin Corp.	35,099	(711,457)
Regency Centers Corp.	43,300	(2,922,317)
RPT Realty	9,200	(110,492)
Sabra Health Care REIT, Inc.	9,990	(194,505)
Senior Housing Properties Trust	8,100	(95,418)
Seritage Growth Properties	14,300	(635,492)
SITE Centers Corp.	58,350	(794,727)
STAG Industrial, Inc.	200	(5,930)
Sun Communities, Inc.	4,300	(509,636)
Sunstone Hotel Investors, Inc.	44,967	(647,525)
Tier REIT, Inc.	3,000	(85,980)
UMH Properties, Inc.	1,000	(14,080)
Uniti Group, Inc.	69,700	(779,943)
Ventas, Inc.	58,200	(3,713,742)
VEREIT, Inc.	367,200	(3,073,464)
VICI Properties, Inc.	36,000	(787,680)
Vornado Realty Trust	9,800	(660,912)
Washington Prime Group, Inc.	136,500	(771,225)
Washington Real Estate Investment Trust	16,700	(473,946)
Welltower, Inc.	92,900	(7,209,040)
Weyerhaeuser Co.	100	(2,634)
Wheeler Real Estate Investment Trust, Inc.	2,252	(3,355)
Whitestone REIT	10,600	(127,412)

		(82,632,684)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc., Class A	28,000	(415,800)
Drive Shack, Inc.	11,367	(51,038)
St Joe Co.	3,800	(62,662)
XpresSpa Group, Inc.	182	(437)

		(529,937)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Renewable Energy — (0.0)%
American Superconductor Corp.	200	$(2,572)
Ballard Power Systems, Inc.	43,700	(131,537)
EnerSys	200	(13,032)
FuelCell Energy, Inc.	38,758	(9,542)
Gevo, Inc.	5,763	(12,621)
Green Plains, Inc.	29,000	(483,720)
Hydrogenics Corp.	300	(2,379)
Pacific Ethanol, Inc.	2,200	(2,156)
Plug Power, Inc.	140,000	(336,000)
SolarEdge Technologies, Inc.	18,300	(689,544)
SunPower Corp.	66,900	(435,519)
Sunworks, Inc.	3,800	(1,665)
Taronis Technologies, Inc.	3,150	(2,003)
Vivint Solar, Inc.	5,900	(29,323)

		(2,151,613)

Retail—Consumer Staples — (0.2)%
Blue Apron Holdings, Inc., Class A	52,199	(51,155)
Casey’s General Stores, Inc.	3,800	(489,326)
Fred’s, Inc., Class A	16,046	(39,633)
Kroger Co. (The)	237,800	(5,849,880)
Rite Aid Corp.	257,968	(163,810)
Walgreens Boots Alliance, Inc. (c)	145,667	(9,216,351)
Weis Markets, Inc.	200	(8,162)

		(15,818,317)

Retail—Discretionary — (0.8)%
Abercrombie & Fitch Co., Class A	46,500	(1,274,565)
Advance Auto Parts, Inc.	22,500	(3,836,925)
Asbury Automotive Group, Inc.	4,500	(312,120)
AutoNation, Inc.	12,900	(460,788)
Barnes & Noble, Inc.	31,500	(171,045)
Beacon Roofing Supply, Inc.	500	(16,080)
Best Buy Co., Inc.	93,000	(6,608,580)
Big 5 Sporting Goods Corp.	5,917	(18,816)
BlueLinx Holdings, Inc.	5,700	(151,848)
BMC Stock Holdings, Inc.	8,900	(157,263)
Buckle, Inc.	25,000	(468,000)
Burlington Stores, Inc.	58,300	(9,134,444)
Caleres, Inc.	22,300	(550,587)
Carvana Co.	35,800	(2,078,548)
Cato Corp., Class A	7,800	(116,844)
Chico’s FAS, Inc.	11,200	(47,824)
Children’s Place, Inc.	13,600	(1,323,008)
Destination Maternity Corp.	2,400	(5,232)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Dick’s Sporting Goods, Inc.	58,300	$(2,146,023)
Duluth Holdings, Inc., Class B	3,600	(85,824)
FirstCash, Inc.	2,928	(253,272)
Foundation Building Materials, Inc.	3,050	(30,012)
GameStop Corp., Class A	48,364	(491,378)
Gap, Inc.	89,000	(2,330,020)
GNC Holdings, Inc., Class A	45,690	(124,734)
Group 1 Automotive, Inc.	5,600	(362,320)
Guess?, Inc.	22,800	(446,880)
Haverty Furniture Cos., Inc.	1,400	(30,632)
Hertz Global Holdings, Inc.	31,600	(548,892)
Hibbett Sports, Inc.	9,900	(225,819)
JC Penney Co., Inc.	198,600	(295,914)
Kohl’s Corp.	2,500	(171,925)
L Brands, Inc.	104,800	(2,890,384)
Lands’ End, Inc.	1,500	(24,915)
Lithia Motors, Inc., Class A	6,500	(602,875)
Lowe’s Cos., Inc.	63,200	(6,918,504)
Michaels Cos., Inc. (The)	82,900	(946,718)
Monro, Inc.	100	(8,652)
Net Element, Inc.	1,925	(11,357)
Nordstrom, Inc.	7,899	(350,558)
Overstock.com, Inc.	28,000	(465,360)
PetIQ, Inc.	9,700	(304,677)
PetMed Express, Inc.	4,600	(104,788)
Pier 1 Imports, Inc.	32,100	(24,508)
Qurate Retail, Inc.	120,866	(1,931,439)
Restoration Hardware Holdings, Inc.	2,800	(288,260)
Ross Stores, Inc.	64,200	(5,977,020)
Sally Beauty Holdings, Inc.	60,600	(1,115,646)
Shoe Carnival, Inc.	1,200	(40,836)
Signet Jewelers Ltd.	22,800	(619,248)
Sonic Automotive, Inc., Class A	2,400	(35,544)
Sportsman’s Warehouse Holdings, Inc.	5,430	(26,064)
Stage Stores, Inc.	6,600	(6,798)
Tailored Brands, Inc.	43,500	(341,040)
Tiffany & Co.	1	(106)
Vera Bradley, Inc.	5,000	(66,250)
Vitamin Shoppe, Inc.	2,900	(20,416)
Williams-Sonoma, Inc.	49,200	(2,768,484)

		(60,166,609)

Semiconductors — (1.3)%
Adesto Technologies Corp.	2,000	(12,100)
Advanced Micro Devices, Inc.	940,900	(24,011,768)
Analog Devices, Inc.	15,100	(1,589,577)
Aquantia Corp.	300	(2,718)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Broadcom, Inc.	89,838	$(27,015,185)
Brooks Automation, Inc.	12,000	(351,960)
Cabot Microelectronics Corp.	1,900	(212,724)
Coherent, Inc.	6,900	(977,868)
Cree, Inc.	8,200	(469,204)
Cypress Semiconductor Corp.	127,935	(1,908,790)
FormFactor, Inc.	439	(7,064)
Impinj, Inc.	4,700	(78,749)
KEMET Corp.	2,400	(40,728)
KLA-Tencor Corp.	21,200	(2,531,492)
Lam Research Corp.	16,800	(3,007,368)
Marvell Technology Group Ltd.	100,770	(2,004,315)
MaxLinear, Inc., Class A	10,540	(269,086)
Maxwell Technologies, Inc.	2,600	(11,622)
Microchip Technology, Inc.	98,076	(8,136,385)
MKS Instruments, Inc.	2,000	(186,100)
MoSys, Inc.	2,391	(418)
NeoPhotonics Corp.	16,500	(103,785)
NVIDIA Corp.	74,000	(13,287,440)
ON Semiconductor Corp.	300	(6,171)
Power Integrations, Inc.	1,000	(69,940)
Qorvo, Inc.	7,423	(532,452)
Skyworks Solutions, Inc.	1,100	(90,728)
Universal Display Corp.	23,600	(3,607,260)
US Gold Corp.	1,400	(1,264)

		(90,524,261)

Software — (0.7)%
Allscripts Healthcare Solutions, Inc.	5,900	(56,286)
Anaplan, Inc.	4,900	(192,864)
Appian Corp.	5,700	(196,251)
Aspen Technology, Inc.	400	(41,704)
Asure Software, Inc.	400	(2,444)
Avaya Holdings Corp.	12,000	(201,960)
Blackberry Ltd.	199,800	(2,015,982)
Castlight Health, Inc., Class B	12,400	(46,500)
Covetrus, Inc.	500	(15,925)
Donnelley Financial Solutions, Inc.	600	(8,928)
Envestnet, Inc.	1,600	(104,624)
Guidewire Software, Inc.	500	(48,580)
Inovalon Holdings, Inc.	300	(3,729)
Inpixon	4,386	(3,574)
Instructure, Inc.	19,900	(937,688)
Intuit, Inc.	6,500	(1,699,165)
Microsoft Corp.	200,800	(23,682,352)
MongoDB, Inc.	3,300	(485,166)
MTBC, Inc.	3,700	(16,317)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
NantHealth, Inc.	3,700	$(3,404)
Pareteum Corp.	58,862	(267,822)
Pegasystems, Inc.	6,700	(435,500)
PTC, Inc.	4,800	(442,464)
Remark Holdings, Inc.	10,800	(19,980)
salesforce.com, Inc.	62,836	(9,951,337)
ShiftPixy, Inc.	300	(405)
SITO Mobile Ltd.	700	(1,274)
Sphere 3D Corp.	719	(1,740)
SS&C Technologies Holdings, Inc.	17,100	(1,089,099)
Take-Two Interactive Software, Inc.	85,900	(8,106,383)
Teradata Corp.	5,100	(222,615)
TiVo Corp.	18	(168)
Ultimate Software Group, Inc.	1,500	(495,195)
VirnetX Holding Corp.	14,600	(92,418)

		(50,889,843)

Specialty Finance — (0.2)%
Alliance Data Systems Corp.	8,471	(1,482,256)
Altisource Portfolio Solutions SA	2,300	(54,441)
Annaly Capital Management, Inc.	16	(160)
Apollo Commercial Real Estate Finance, Inc.	7,300	(132,860)
Arlington Asset Investment Corp., Class A	23,200	(184,672)
ARMOUR Residential REIT, Inc.	13,062	(255,101)
Blackstone Mortgage Trust, Inc., Class A	15,400	(532,224)
Capstead Mortgage Corp.	33,200	(285,188)
Chimera Investment Corp.	4,442	(83,243)
Credit Acceptance Corp.	1,200	(542,316)
Ellie Mae, Inc.	6,700	(661,223)
Ellington Residential Mortgage REIT	100	(1,190)
Encore Capital Group, Inc.	10,300	(280,469)
Federal Agricultural Mortgage Corp., Class C	100	(7,243)
Flagstar Bancorp, Inc.	2,600	(85,592)
GATX Corp.	700	(53,459)
Hunt Cos. Finance Trust, Inc.	2,662	(9,290)
Ladder Capital Corp.	45	(766)
LendingClub Corp.	131,600	(406,644)
Marathon Patent Group, Inc.	6,101	(3,175)
Mr Cooper Group, Inc.	35,391	(339,400)
Nelnet, Inc., Class A	700	(38,549)
New York Mortgage Trust, Inc.	1,700	(10,353)
Ocwen Financial Corp.	13,000	(23,660)
OneMain Holdings, Inc.	2,500	(79,375)
Orchid Island Capital, Inc.	40,500	(266,490)
PennyMac Financial Services, Inc.	100	(2,224)
PRA Group, Inc.	12,300	(329,763)
Santander Consumer USA Holdings, Inc.	72,400	(1,529,812)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
SLM Corp.	14,200	$(140,722)
Western Asset Mortgage Capital Corp.	4,800	(49,104)
Worldpay, Inc., Class A	38,900	(4,415,150)

		(12,286,114)

Technology Services — (0.2)%
Accenture PLC, Class A	1,900	(334,438)
CACI International, Inc., Class A	4,000	(728,080)
CGI, Inc.	200	(13,752)
comScore, Inc.	600	(12,150)
DXC Technology Co.	26,399	(1,697,720)
Elastic NV	9,300	(742,791)
EPAM Systems, Inc.	800	(135,304)
Gartner, Inc.	400	(60,672)
International Business Machines Corp.	44,100	(6,222,510)
LiveRamp Holdings, Inc.	13,700	(747,609)
MarketAxess Holdings, Inc.	9,300	(2,288,544)
Medidata Solutions, Inc.	2,400	(175,776)
Paychex, Inc.	1	(80)
Riot Blockchain, Inc.	12,700	(41,529)
Thomson Reuters Corp.	30,441	(1,802,107)
Unisys Corp.	2,100	(24,507)

		(15,027,569)

Telecommunications — (0.4)%
AT&T, Inc.	4,510	(141,434)
BCE, Inc.	1,200	(53,268)
CenturyLink, Inc.	332,772	(3,989,936)
Cincinnati Bell, Inc.	4,549	(43,398)
Consolidated Communications Holdings, Inc.	32,876	(358,677)
Frontier Communications Corp.	20,980	(41,750)
Fusion Connect, Inc.	2,400	(3,144)
GCI Liberty, Inc., Class A	18,269	(1,015,939)
Globalstar, Inc.	139,800	(60,114)
Gogo, Inc.	37,200	(167,028)
GTT Communications, Inc.	20,100	(697,470)
HC2 Holdings, Inc.	7,500	(18,375)
Intelsat SA	5,800	(90,828)
Internap Corp.	600	(2,976)
Iridium Communications, Inc.	34,100	(901,604)
NII Holdings, Inc.	34,223	(67,077)
ORBCOMM, Inc.	2,500	(16,950)
Sprint Corp.	152,400	(861,060)
Switch, Inc.	3,600	(37,116)
Telephone & Data Systems, Inc.	500	(15,365)
United States Cellular Corp.	500	(22,955)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Verizon Communications, Inc.	341,700	$(20,204,721)

		(28,811,185)

Transportation & Logistics — (0.0)%
CryoPort, Inc.	3,200	(41,344)
DHT Holdings, Inc.	29,200	(130,232)
Dorian LPG Ltd.	4,900	(31,458)
Genco Shipping & Trading Ltd.	400	(2,984)
Genesee & Wyoming, Inc., Class A	10,800	(941,112)
Golar LNG Ltd.	5,700	(120,213)
Hornbeck Offshore Services, Inc.	9,500	(11,780)
International Seaways, Inc.	3,200	(54,848)
Kirby Corp.	400	(30,044)
Knight-Swift Transportation Holdings, Inc.	100	(3,268)
Navigator Holdings Ltd.	5,600	(61,600)
Nordic American Tankers Ltd.	56,700	(114,534)
Scorpio Bulkers, Inc.	21,300	(81,792)
Sino-Global Shipping America Ltd.	2,221	(1,985)
Teekay Corp.	39,700	(155,624)
Teekay Tankers Ltd., Class A	56,900	(55,199)
TOP Ships, Inc.	20,666	(16,946)
US Xpress Enterprises, Inc., Class A	600	(3,966)
XPO Logistics, Inc.	500	(26,870)

		(1,885,799)

Transportation Equipment — (0.0)%
Greenbrier Cos., Inc.	2,100	(67,683)
Navistar International Corp.	20,900	(675,070)
REV Group, Inc.	1,100	(12,045)
WABCO Holdings, Inc.	200	(26,366)
Workhorse Group, Inc.	7,430	(4,569)

		(785,733)

Utilities — (0.4)%
Allete, Inc.	4,200	(345,366)
American Electric Power Co., Inc.	2,400	(201,000)
American States Water Co., Inc.	5,400	(385,020)
Black Hills Corp.	4,400	(325,908)
California Water Service Group	5,800	(314,824)
Clearway Energy, Inc.	8,100	(122,391)
Duke Energy Corp.	29,800	(2,682,000)
El Paso Electric Co.	7,200	(423,504)
Evergy, Inc.	40,500	(2,351,025)
Exelon Corp.	2,800	(140,364)
Fortis, Inc.	5,600	(207,144)
Genie Energy Ltd., Class B	1,500	(12,750)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Hawaiian Electric Industries, Inc.	1,000	$(40,770)
MGE Energy, Inc.	1,200	(81,564)
National Fuel Gas Co.	11,000	(670,560)
New Jersey Resources Corp.	19,700	(980,863)
NextEra Energy Partners LP	2,700	(125,928)
NextEra Energy, Inc.	39,600	(7,655,472)
NiSource, Inc.	64,900	(1,860,034)
Northwest Natural Holding Co.	500	(32,815)
NorthWestern Corp.	10,200	(718,182)
OGE Energy Corp.	61,800	(2,664,816)
ONE Gas, Inc.	3,200	(284,896)
Ormat Technologies, Inc.	6,100	(336,415)
Pattern Energy Group, Inc.	48,300	(1,062,600)
PNM Resources, Inc.	200	(9,468)
South Jersey Industries, Inc.	26,700	(856,269)
Southern Co.	3,600	(186,048)
Spark Energy, Inc., Class A	4,900	(43,659)
Spire, Inc.	6,200	(510,198)
TransAlta Corp.	900	(6,606)
Vistra Energy Corp.	25,420	(661,682)
WEC Energy Group, Inc.	61,771	(4,884,851)
Xcel Energy, Inc.	12,400	(697,004)

		(31,881,996)

Waste & Environmental Services & Equipment — (0.0)%
Alexco Resource Corp.	4,600	(5,566)
Aqua Metals, Inc.	15,200	(46,664)
Attis Industries, Inc.	98	(281)
Energy Recovery, Inc.	9,700	(84,681)
Evoqua Water Technologies Corp.	1,500	(18,870)
Hudson Technologies, Inc.	9,500	(18,335)
Lightbridge Corp.	3,484	(1,919)
LiqTech International, Inc.	400	(860)

		(177,176)

Total North America		(1,261,127,781)

Oceania — (0.0)%
Apparel & Textile Products — (0.0)%
Naked Brand Group Ltd.	138	(42)

Iron & Steel — (0.0)%
BHP Group Ltd., ADR	28,100	(1,536,227)

Total Oceania		(1,536,269)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
South America — (0.2)%
Aerospace & Defense — (0.0)%
Embraer SA, ADR	22,300	$(423,923)

Banking — (0.0)%
Banco Bradesco SA, ADR	194,776	(2,125,006)
Banco Santander Brasil SA, ADR	23,400	(262,782)
Banco Santander Chile, ADR	10,400	(309,400)
Bancolombia SA, ADR	12,200	(622,932)
BBVA Banco Frances SA, ADR	300	(2,853)
Grupo Aval Acciones y Valores SA, ADR	1,800	(14,022)
Itau CorpBanca, ADR	200	(2,596)

		(3,339,591)

Chemicals — (0.0)%
Braskem SA, ADR	4,100	(105,862)

Consumer Products — (0.0)%
Adecoagro SA	900	(6,201)
BRF SA, ADR	80,000	(465,600)

		(471,801)

Engineering & Construction Services — (0.0)%
Corporacion America Airports SA	5,400	(44,658)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA, ADR	27,100	(111,381)
Vale SA, ADR	113,700	(1,484,922)

		(1,596,303)

Media — (0.0)%
Despegar.com Corp.	2,564	(38,204)
Liberty Latin America Ltd., Class C	25,400	(494,030)

		(532,234)

Metals & Mining — (0.0)%
Nexa Resources SA	3,700	(46,065)
Southern Copper Corp.	7,900	(313,472)

		(359,537)

Oil, Gas & Coal — (0.1)%
Cosan Ltd., A Shares	8,700	(100,833)
Ecopetrol SA, ADR	22,500	(482,400)
Petroleo Brasileiro SA, ADR	188,900	(3,007,288)
Transportadora de Gas del Sur SA, ADR	500	(6,580)
Ultrapar Participacoes SA, ADR	8,000	(95,600)

		(3,692,701)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Shares	Value
Passenger Transportation — (0.0)%
Avianca Holdings SA, ADR	300	$(1,230)
Azul SA, ADR	5,700	(166,497)
Gol Linhas Aereas Inteligentes SA, ADR	50	(652)
Latam Airlines Group SA, ADR	20,900	(221,122)

		(389,501)

Retail—Discretionary — (0.0)%
Netshoes Cayman Ltd.	1,400	(2,310)

Specialty Finance — (0.1)%
Pagseguro Digital Ltd., Class A	137,300	(4,098,405)
StoneCo Ltd., A Shares	27,600	(1,134,636)

		(5,233,041)

Telecommunications — (0.0)%
Telefonica Brasil SA, ADR	29,800	(359,686)

Utilities — (0.0)%
Central Puerto SA, ADR	2,900	(26,651)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	100	(1,058)
Cia Energetica de Minas Gerais, ADR	300	(1,071)
Cia Paranaense de Energia, ADR	5,700	(52,896)
Enersis SA, ADR	1,000	(8,930)
Pampa Energia SA, ADR	5,800	(159,906)

		(250,512)

Total South America		(16,801,660)

TOTAL COMMON STOCK (PROCEEDS $1,470,894,427)		(1,487,022,294)

EXCHANGE-TRADED FUND — (0.1)%
VanEck Vectors Semiconductor ETF (c)	43,576	(4,633,436)

TOTAL EXCHANGE-TRADED FUND (PROCEEDS $4,625,833)		(4,633,436)

Security Description	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — (0.7)%
North America — (0.7)%
Collateralized Mortgage Obligation (Residential) — (0.7)%
Government National Mortgage Association, 3.50%, 05/01/49 (c),(t)	$20,274,000	(20,695,314)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Security Description	Principal Amount	Value
Government National Mortgage Association, 3.00%, 04/01/49 (c),(t)	$31,773,000	$(31,961,636)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $52,324,808)		(52,656,950)

TOTAL SECURITIES SOLD SHORT — (21.4)% (PROCEEDS $1,527,845,068)		$(1,544,312,680)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(d)	Security considered illiquid.
(e)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(g)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2019.

(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2019. Maturity date presented is the ultimate maturity.
(l)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Glenview Capital Partners (Cayman), Ltd., GCM Equity Partners LP, GCM Equity Master Fund LP, EJF Debt Opportunities Offshore Fund, Ltd. and Aeolus Property Catastrophe Keystone PF Fund LP are 6/1/2016, 11/9/2015, 6/1/2018, 9/4/2018 and 1/2/2019, respectively.

(m)	Assets, other than investments in securities, less liabilities other than securities sold short.
(n)	Preferential dividend rate and maturity date is disclosed, if applicable.
(o)	Security is valued using significant unobservable inputs.
(p)	All or a portion of the security represents an unsettled loan commitment at March 31, 2019 where the rate will be determined at time of settlement.
(r)	Rate disclosed, the 7 day net yield, is as of March 31, 2019.
(t)	When issued or delayed delivery security included.
(u)	Non-interest bearing bond.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Options Written Contracts Outstanding at March 31, 2019

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Vivendi SA	25.00 EUR	04/18/19	658	(1,699,614)	$(36,968)	$(68,644)	$(31,676)
Vivendi SA	26.00 EUR	04/18/19	658	(1,699,614)	(46,606)	(25,834)	20,772
Vivendi SA	25.00 EUR	06/21/19	658	(1,699,614)	(68,641)	(83,407)	(14,766)
Vivendi SA	26.00 EUR	05/17/19	658	(1,699,614)	(45,585)	(35,429)	10,156
Vivendi SA	26.00 EUR	09/20/19	658	(1,699,614)	(88,486)	(91,526)	(3,040)

					$(286,286)	$(304,840)	$(18,554)

Exchange-Traded Put Options Written
Atos SE	80.00 EUR	06/21/19	264	(2,241,360)	$(228,892)	$(87,954)	$140,938
Vivendi SA	21.50 EUR	04/18/19	329	(849,807)	(25,843)	(369)	25,474
Vivendi SA	24.00 EUR	04/18/19	658	(1,699,614)	(64,027)	(7,381)	56,646
Vivendi SA	25.00 EUR	04/18/19	658	(1,699,614)	(61,563)	(25,834)	35,729
Vivendi SA	25.00 EUR	05/17/19	658	(1,699,614)	(60,454)	(38,382)	22,072
Vivendi SA	25.00 EUR	09/20/19	658	(1,699,614)	(96,712)	(99,645)	(2,933)

					$(537,491)	$(259,565)	$277,926

Total Options Written Outstanding					$(823,777)	$(564,405)	$259,372

Reverse Repurchase Agreements Outstanding at March 31, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Bank plc	2.60%	02/27/19	07/24/20	$3,900,702	$3,909,717
Barclays Bank plc	2.70%	03/26/19	08/20/20	2,017,658	2,018,415
Barclays Bank plc	2.70%	02/11/19	07/08/20	18,617,833	18,684,857
Barclays Bank plc	2.70%	02/28/19	07/27/20	5,727,805	5,741,122
Barclays Bank plc	2.70%	03/26/19	08/20/20	4,933,161	4,935,011
Barclays Bank plc	2.75%	02/21/19	07/20/20	898,095	900,702
Barclays Bank plc	2.85%	02/20/19	07/20/20	3,685,734	3,696,822
Barclays Bank plc	2.90%	03/27/19	08/24/20	4,390,215	4,391,276
Barclays Bank plc	2.90%	03/27/19	08/24/20	5,149,307	5,150,551
Barclays Bank plc	3.00%	03/14/19	08/07/20	15,584,958	15,608,335
BNP Paribas Securities Corp.	3.76%	03/21/19	04/22/19	3,161,000	3,164,629
Credit Suisse Securities (USA) LLC	1.50%	03/19/19	04/19/19	32,967,254	32,985,264
Goldman Sachs Bank USA	3.33%	03/14/19	04/15/19	14,951,000	14,975,907
Goldman Sachs Bank USA	3.34%	03/18/19	04/15/19	11,004,000	11,018,283
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	28,379,000	28,405,334
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	24,266,000	24,288,518
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	44,694,000	44,735,474
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	24,977,000	25,000,177

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	$12,944,000	$12,956,011
Goldman Sachs Bank USA	3.34%	03/22/19	04/24/19	3,886,000	3,889,606
Goldman Sachs Bank USA	3.43%	03/04/19	04/04/19	2,589,000	2,595,913
Goldman Sachs Bank USA	3.49%	03/22/19	04/24/19	3,125,000	3,128,030
HSBC Bank PLC	4.49%	02/19/19	05/18/23	5,928,572	5,958,915
HSBC Bank PLC	4.49%	02/19/19	11/21/22	5,928,572	5,958,915
HSBC Bank PLC	4.49%	02/19/19	05/19/22	5,928,571	5,958,914
HSBC Bank PLC	4.49%	02/19/19	11/19/21	5,928,571	5,958,914
HSBC Bank PLC	4.49%	02/19/19	05/19/21	5,928,571	5,958,914
HSBC Bank PLC	4.49%	02/19/19	11/19/20	5,928,571	5,958,914
HSBC Bank PLC	4.49%	02/19/19	05/19/20	5,928,571	5,958,914
JPMorgan Chase Bank, N.A.	2.65%	02/01/19	07/01/20	431,684	433,432
JPMorgan Chase Bank, N.A.	2.80%	03/19/19	08/13/20	7,744,722	7,751,950
JPMorgan Chase Bank, N.A.	2.85%	03/26/19	04/10/19	2,000,406	2,001,198
JPMorgan Chase Bank, N.A.	2.85%	03/26/19	04/10/19	5,004,122	5,006,103
JPMorgan Chase Bank, N.A.	2.85%	03/26/19	04/10/19	3,556,304	3,557,712
JPMorgan Chase Bank, N.A.	2.85%	02/28/19	07/27/20	5,345,728	5,358,847
JPMorgan Chase Bank, N.A.	2.90%	02/21/19	07/20/20	657,684	659,697
JPMorgan Chase Bank, N.A.	2.90%	02/13/19	07/10/20	25,291,640	25,385,360
JPMorgan Chase Bank, N.A.	2.90%	03/04/19	07/30/20	15,982,885	16,016,360
JPMorgan Chase Bank, N.A.	2.95%	01/08/19	06/05/20	23,871,043	24,029,487
JPMorgan Chase Bank, N.A.	3.00%	01/08/19	06/05/20	18,905,924	19,033,539
JPMorgan Chase Bank, N.A.	3.00%	01/08/19	06/05/20	13,350,457	13,440,573
JPMorgan Chase Bank, N.A.	3.29%	03/08/19	04/05/19	4,409,000	4,418,678
JPMorgan Chase Bank, N.A.	3.29%	03/08/19	04/05/19	2,093,000	2,097,594
JPMorgan Chase Bank, N.A.	3.29%	03/08/19	04/05/19	5,070,000	5,081,129
JPMorgan Chase Bank, N.A.	3.29%	03/29/19	04/26/19	4,277,000	4,277,000
JPMorgan Chase Bank, N.A.	3.38%	03/15/19	04/05/19	4,269,000	4,275,817
JPMorgan Chase Bank, N.A.	3.59%	03/08/19	04/05/19	4,228,000	4,238,127
JPMorgan Chase Bank, N.A.	3.59%	03/29/19	04/26/19	5,181,000	5,182,552
JPMorgan Chase Bank, N.A.	3.63%	03/15/19	04/05/19	4,091,000	4,098,016
JPMorgan Chase Bank, N.A.	3.63%	03/15/19	04/05/19	4,296,000	4,303,368
JPMorgan Chase Bank, N.A.	3.64%	03/29/19	04/26/19	6,253,000	6,254,899
JPMorgan Chase Bank, N.A.	3.64%	03/29/19	04/26/19	3,809,000	3,809,000
JPMorgan Chase Bank, N.A.	3.74%	03/29/19	04/26/19	8,028,000	8,030,505
JPMorgan Chase Bank, N.A.	3.74%	03/29/19	04/26/19	6,393,000	6,394,995
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.34%	03/22/19	06/03/19	12,437,000	12,445,078
RBC (Barbados) Trading Bank Corporation	3.24%	03/20/19	04/18/19	19,582,000	19,601,373
RBC (Barbados) Trading Bank Corporation	3.24%	03/29/19	04/18/19	20,182,000	20,187,445
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	1,029,000	1,030,162
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	1,105,000	1,106,248
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	790,000	790,892
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	1,699,000	1,700,919
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	1,700,000	1,701,920

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
RBC (Barbados) Trading Bank Corporation	3.39%	03/20/19	04/18/19	$2,178,000	$2,180,460
RBC (Barbados) Trading Bank Corporation	3.39%	03/12/19	04/12/19	772,000	773,455
RBC (Barbados) Trading Bank Corporation	3.39%	03/12/19	04/12/19	3,387,000	3,393,382
RBC (Barbados) Trading Bank Corporation	3.39%	03/08/19	04/10/19	1,327,000	1,330,001
RBC (Barbados) Trading Bank Corporation	3.39%	03/08/19	04/10/19	580,000	581,311
RBC (Barbados) Trading Bank Corporation	3.43%	03/07/19	04/05/19	18,724,000	18,768,611
RBC (Barbados) Trading Bank Corporation	3.44%	03/20/19	04/18/19	28,683,000	28,715,868
RBC (Barbados) Trading Bank Corporation	3.44%	03/20/19	04/18/19	2,248,000	2,250,576
RBC (Barbados) Trading Bank Corporation	3.44%	03/20/19	04/18/19	5,883,000	5,889,741
RBC (Barbados) Trading Bank Corporation	3.45%	03/26/19	04/26/19	8,967,000	8,972,154
RBC (Barbados) Trading Bank Corporation	3.45%	03/26/19	04/26/19	14,061,000	14,069,082
RBC (Barbados) Trading Bank Corporation	3.69%	03/14/19	04/17/19	9,214,000	9,230,994
RBC (Barbados) Trading Bank Corporation	3.74%	03/08/19	04/10/19	961,000	963,397
RBC (Barbados) Trading Bank Corporation	3.75%	03/26/19	04/26/19	1,922,000	1,923,201
Royal Bank of Canada	3.44%	02/04/19	05/03/19	2,786,000	2,800,897
Royal Bank of Canada	3.52%	03/04/19	06/04/19	6,143,000	6,159,795
Royal Bank of Canada	3.59%	02/13/19	05/03/19	2,573,000	2,585,053
Royal Bank of Canada	3.74%	02/13/19	05/03/19	13,453,000	13,518,653
Royal Bank of Canada	3.74%	02/26/19	05/03/19	8,214,000	8,243,016
Royal Bank of Canada	3.77%	03/04/19	06/04/19	6,918,000	6,938,259
Royal Bank of Canada	3.77%	03/04/19	06/04/19	5,996,000	6,013,559
Royal Bank of Canada	3.77%	03/04/19	06/04/19	1,862,000	1,867,453
Royal Bank of Canada	3.77%	03/04/19	06/04/19	2,921,000	2,929,554
Royal Bank of Canada	3.84%	02/04/19	05/03/19	1,865,000	1,876,133
Royal Bank of Canada	3.84%	02/04/19	05/03/19	2,339,000	2,352,963
Royal Bank of Canada	3.84%	02/13/19	05/03/19	2,841,000	2,855,235
Royal Bank of Canada	3.94%	02/04/19	05/03/19	6,675,000	6,715,884
Royal Bank of Canada	4.05%	01/09/19	04/04/19	5,296,000	5,344,817

Total Reverse Repurchase Agreements Outstanding				$725,201,320	$726,835,833

Futures Contracts Outstanding at March 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)

Long Futures
90 Day Eurodollar	1	CME	241,965 USD	06/19/23	$2,260
90 Day Eurodollar	2	CME	485,005 USD	09/18/23	3,295
Aluminum	227	LME	10,590,357 USD	04/17/19	193,562
Aluminum	107	LME	5,118,694 USD	06/19/19	(6,769)
Aluminum	524	LME	24,560,060 USD	05/15/19	346,315
Amsterdam Index	69	Euronext	7,412,818 EUR	04/18/19	166,864
Australian 10-Year Bond	652	SFE	88,980,429 AUD	06/17/19	964,557

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Australian Dollar Currency	3,278	CME	231,974,804 USD	06/17/19	$1,058,216
BIST 30 Index	265	ISE	3,552,246 TRY	04/30/19	(63,675)
Brent Crude	274	ICE	18,490,243 USD	04/30/19	26,677
British Pound Currency	1,505	CME	123,880,956 USD	06/17/19	(1,072,956)
CAC40 Index	457	Euronext	24,112,393 EUR	04/18/19	342,266
Canadian 10-Year Bond	604	CDE	82,283,361 CAD	06/19/19	1,269,727
Canadian Dollar Currency	2,024	CME	151,985,593 USD	06/18/19	(124,873)
Cattle Feeder	415	CME	31,530,208 USD	08/29/19	891,668
Cocoa	1,229	ICE	27,282,789 USD	07/16/19	615,511
Copper	73	COMEX	5,395,667 USD	05/29/19	(37,467)
Copper	113	LME	17,014,458 USD	04/17/19	1,315,555
Copper	49	LME	7,905,836 USD	06/19/19	40,127
Copper	111	LME	17,808,200 USD	05/15/19	191,838
Crude Palm Oil	236	MYX	12,488,940 MYR	06/14/19	(15,564)
DAX Index	232	Eurex	67,064,268 EUR	06/21/19	(184,155)
E-mini Russell 2000	133	CME	10,164,478 USD	06/21/19	101,792
Euro FX Currency	42	CME	5,937,717 USD	06/17/19	(11,255)
Euro Stoxx 50	2,569	Eurex	82,619,629 EUR	06/21/19	1,613,134
Euro-Bund	4,678	Eurex	762,218,963 EUR	06/06/19	17,857,767
Euro-Oat	1,148	Eurex	181,999,326 EUR	06/06/19	5,323,640
FTSE 100 Index	360	ICE	25,811,675 GBP	06/21/19	195,009
FTSE/MIB Index	57	IDEM	5,742,865 EUR	06/21/19	188,813
Gasoline RBOB	147	NYMEX	11,341,889 USD	05/31/19	191,143
Gasoline RBOB	133	NYMEX	10,236,526 USD	04/30/19	279,119
Gold 100 Oz	190	COMEX	24,761,269 USD	06/26/19	(89,769)
Hang Seng China Enterprises Index	99	HKFE	56,082,249 HKD	04/29/19	27,905
Japanese Yen Currency	1,707	CME	193,063,747 USD	06/17/19	648,747
KOSPI 200 Index	89	KRX FM	6,201,431,000 KRW	06/13/19	(29,716)
Lead	392	LME	19,862,450 USD	04/17/19	(184,050)
Lead	273	LME	13,837,431 USD	06/19/19	(71,406)
Lead	414	LME	21,879,489 USD	05/15/19	(1,039,764)
Long Gilt	190	ICE	24,177,633 GBP	06/26/19	524,453
Low Sulphur Gasoil	218	ICE	13,246,335 USD	06/12/19	40,765
MSCI Singapore Index	166	SGX	5,930,149 SGD	04/29/19	30,158
MSCI Taiwan Index	203	SGX	7,872,588 USD	04/29/19	58,622
Natural Gas	383	NYMEX	11,064,308 USD	05/29/19	(673,518)
Natural Gas	568	NYMEX	16,856,663 USD	02/26/20	(293,783)
Natural Gas	566	NYMEX	16,013,868 USD	04/26/19	(946,948)
New Zealand Dollar Currency	2,227	CME	152,524,902 USD	06/17/19	(665,772)
Nickel	48	LME	3,499,940 USD	04/17/19	220,876
Nickel	181	LME	14,027,381 USD	06/19/19	74,329
Nickel	109	LME	8,057,424 USD	05/15/19	412,530

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
NY Harbor ULSD	199	NYMEX	16,582,820 USD	05/31/19	$(77,441)
NY Harbor ULSD	153	NYMEX	12,797,927 USD	04/30/19	(129,711)
OMXS30 Index	7,571	Nasdaq OMX	1,165,399,495 SEK	04/17/19	566,442
Platinum	77	NYMEX	3,240,462 USD	07/29/19	47,823
Platinum	72	NYMEX	3,019,810 USD	10/29/19	74,390
S&P/TSX 60 Index	474	CDE	90,589,075 CAD	06/20/19	107,760
Silver	108	COMEX	8,630,960 USD	05/29/19	(471,560)
Silver	166	COMEX	12,753,126 USD	07/29/19	(133,806)
SPI 200	1,418	SFE	218,961,792 AUD	06/20/19	(141,898)
Sugar 11	869	ICE	12,399,785 USD	06/28/19	(87,793)
Swiss Market Index	202	Eurex	18,554,082 CHF	06/21/19	232,908
TOPIX Index	458	OSE	7,295,571,654 JPY	06/13/19	(38,001)
U.S. Treasury 10-Year Note	2,853	CBOT	349,335,266 USD	06/19/19	5,060,827
U.S. Treasury Long Bond	28	CBOT	4,080,178 USD	06/19/19	110,197
Wheat	1,028	CBOT	23,589,192 USD	07/12/19	234,708
WTI Crude	279	NYMEX	16,081,050 USD	04/22/19	698,010
Zinc	217	LME	14,185,179 USD	04/17/19	1,952,840
Zinc	129	LME	9,034,605 USD	06/19/19	429,963
Zinc	188	LME	13,167,599 USD	05/15/19	715,026

					$38,856,484

Short Futures
90 Day Eurodollar	15	CME	3,660,598 USD	09/14/20	$(8,402)
90 Day Eurodollar	38	CME	9,235,525 USD	06/17/19	(22,700)
90 Day Eurodollar	7	CME	1,696,082 USD	12/18/23	(12,356)
90 Day Eurodollar	4	CME	969,915 USD	03/13/23	(7,285)
90 Day Eurodollar	13	CME	3,160,891 USD	06/15/20	(16,797)
90 Day Eurodollar	12	CME	2,913,156 USD	06/14/21	(23,094)
90 Day Eurodollar	31	CME	7,544,613 USD	12/16/19	(17,062)
90 Day Eurodollar	35	CME	8,520,521 USD	09/16/19	(14,229)
90 Day Eurodollar	19	CME	4,631,857 USD	03/16/20	(8,181)
90 Day Eurodollar	4	CME	969,990 USD	12/19/22	(7,460)
90 Day Eurodollar	7	CME	1,697,902 USD	06/13/22	(13,598)
90 Day Eurodollar	6	CME	1,454,184 USD	09/19/22	(12,441)
90 Day Eurodollar	8	CME	1,939,174 USD	12/13/21	(17,726)
90 Day Eurodollar	11	CME	2,669,696 USD	09/13/21	(21,729)
90 Day Eurodollar	22	CME	5,342,401 USD	12/14/20	(39,624)
90 Day Eurodollar	7	CME	1,697,959 USD	03/14/22	(13,979)
90 Day Eurodollar	14	CME	3,402,663 USD	03/15/21	(23,137)
90 Day Sterling	3	ICE	371,348 GBP	06/19/19	(654)
90 Day Sterling	3	ICE	371,148 GBP	09/18/19	(963)
90 Day Sterling	4	ICE	494,547 GBP	12/18/19	(1,632)
90 Day Sterling	3	ICE	370,798 GBP	03/18/20	(1,444)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
90 Day Sterling	3	ICE	370,660 GBP	06/17/20	$(1,525)
90 Day Sterling	3	ICE	370,535 GBP	09/16/20	(1,493)
Aluminum	227	LME	10,456,206 USD	04/17/19	(327,713)
Aluminum	535	LME	25,172,225 USD	06/19/19	(387,400)
Aluminum	524	LME	24,356,053 USD	05/15/19	(550,322)
Australian 10-Year Bond	8,631	SFE	1,172,552,203 AUD	06/17/19	(16,564,959)
Australian Dollar Currency	40	CME	2,839,807 USD	06/17/19	(3,793)
Brent Crude	131	ICE	8,683,587 USD	05/31/19	(120,923)
British Pound Currency	344	CME	28,433,350 USD	06/17/19	362,950
CAC40 Index	12	Euronext	626,685 EUR	04/18/19	(16,238)
Canadian 10-Year Bond	351	CDE	48,509,864 CAD	06/19/19	(219,386)
Canadian Dollar Currency	3,078	CME	230,893,930 USD	06/18/19	(48,410)
CBOE VIX	276	CFE	4,370,019 USD	04/17/19	167,919
Coffee	231	ICE	9,171,876 USD	07/19/19	764,919
Copper	113	LME	17,612,292 USD	04/17/19	(717,720)
Copper	111	LME	17,403,363 USD	05/15/19	(596,675)
Corn	979	CBOT	18,636,964 USD	07/12/19	709,027
Cotton No. 2	1,010	ICE	37,894,061 USD	07/09/19	(1,652,489)
DAX Index	66	Eurex	19,057,898 EUR	06/21/19	29,135
Euro BUXL 30-Year Bond	22	Eurex	4,007,493 EUR	06/06/19	(234,476)
Euro FX Currency	1,467	CME	208,593,718 USD	06/17/19	1,590,849
Euro Stoxx 50	9,551	Eurex	307,691,012 EUR	06/21/19	(5,404,265)
Euro-Bund	13	Eurex	2,115,738 EUR	06/06/19	(52,366)
FTSE 100 Index	342	ICE	24,275,162 GBP	06/21/19	(505,569)
Gold 100 Oz	60	COMEX	7,973,222 USD	08/28/19	146,222
Hang Seng Index	152	HKFE	217,043,548 HKD	04/29/19	(502,124)
Japan 10-Year Bond	58	OSE	8,863,023,349 JPY	06/13/19	(245,571)
Japanese Yen Currency	1,402	CME	158,797,172 USD	06/17/19	(303,541)
KC HRW Wheat	112	CBOT	2,821,246 USD	07/12/19	369,846
Lead	392	LME	19,698,825 USD	04/17/19	20,425
Lead	307	LME	16,066,832 USD	06/19/19	586,357
Lead	414	LME	21,233,161 USD	05/15/19	393,436
Lean Hogs	1,032	CME	35,056,049 USD	07/15/19	(3,004,111)
Live Cattle	221	CME	10,283,334 USD	08/30/19	57,664
Long Gilt	1,266	ICE	162,011,844 GBP	06/26/19	(2,306,086)
Natural Gas	568	NYMEX	16,933,867 USD	10/29/19	649,307
Nickel	48	LME	3,528,094 USD	04/17/19	(192,722)
Nickel	10	LME	787,282 USD	06/19/19	8,182
Nickel	109	LME	8,493,717 USD	05/15/19	23,763
Norwegian Krone Currency	52	CME	12,087,808 USD	06/17/19	(12,592)
Palladium	6	NYMEX	866,620 USD	09/26/19	67,059
S&P 500	102	CME	70,174,404 USD	06/20/19	(2,189,496)
S&P 500 E-mini	2,553	CME	355,023,897 USD	06/21/19	(7,221,273)
S&P/TSX 60 Index	505	CDE	96,103,538 CAD	06/20/19	(421,717)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciaton (Depreciation)
Soybean	339	CBOT	15,380,028 USD	07/12/19	$163,165
Soybean Oil	154	CBOT	2,824,870 USD	07/12/19	173,914
Swedish Krona Currency	69	CME	14,886,226 USD	06/17/19	(49,514)
Swiss Franc Currency	2,771	CME	347,631,758 USD	06/17/19	(2,691,917)
Swiss Market Index	14	Eurex	1,278,199 CHF	06/21/19	(23,903)
TOPIX Index	423	OSE	6,750,187,815 JPY	06/13/19	144,616
U.S. Treasury 10-Year Note	646	CBOT	79,571,139 USD	06/19/19	(674,173)
U.S. Treasury Long Bond	260	CBOT	38,625,595 USD	06/19/19	(285,030)
WTI Crude	43	NYMEX	2,545,601 USD	05/21/19	(46,439)
Zinc	217	LME	13,420,396 USD	04/17/19	(2,717,623)
Zinc	196	LME	13,663,146 USD	06/19/19	(717,129)
Zinc	188	LME	12,333,126 USD	05/15/19	(1,549,499)

					$(46,415,920)

Total Futures Contracts Outstanding					$(7,559,436)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	62,146,716	USD	1,427,020	JPMorgan Chase Bank, N.A.	05/13/19	$(66,584)
ARS	106,440,438	USD	2,413,204	Barclays Bank plc	05/13/19	(83,147)
BRL	148,599,963	USD	38,715,949	Barclays Bank plc	04/02/19	(762,774)
BRL	50,294,852	USD	12,805,166	Barclays Bank plc	05/03/19	16,485
COP	5,830,539,716	USD	1,877,186	Barclays Bank plc	06/19/19	(55,425)
COP	39,677,139,570	USD	12,768,597	Deutsche Bank AG	06/19/19	(371,413)
CZK	245,054,577	USD	10,742,251	State Street Bank and Trust Company	04/01/19	(92,982)
CZK	245,054,577	USD	10,773,998	State Street Bank and Trust Company	06/17/19	(99,213)
DKK	42,375,328	USD	6,488,369	Morgan Stanley Capital Services LLC	06/19/19	(76,287)
EUR	6,000,000	CHF	6,780,415	State Street Bank and Trust Company	04/25/19	(80,826)
EUR	1,000,000	DKK	7,461,370	State Street Bank and Trust Company	04/25/19	454
EUR	25,000,000	GBP	21,704,755	State Street Bank and Trust Company	04/25/19	(202,643)
EUR	2,000,000	HKD	17,907,234	State Street Bank and Trust Company	04/25/19	(35,110)
EUR	2,892,529	HUF	907,666,520	Barclays Bank plc	06/19/19	77,730
EUR	9,277,590	USD	10,544,259	Barclays Bank plc	06/19/19	(68,757)
EUR	9,913,000	USD	11,199,192	State Street Bank and Trust Company	04/08/19	(62,688)
EUR	5,821,757	USD	6,659,635	Morgan Stanley Capital Services LLC	06/19/19	(86,037)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	907,666,520	EUR	2,870,092	Morgan Stanley Capital Services LLC	06/19/19	$(52,396)
HUF	2,173,138,581	USD	7,919,576	Barclays Bank plc	06/19/19	(286,188)
HUF	3,053,000,000	USD	10,822,403	State Street Bank and Trust Company	04/01/19	(161,188)
IDR	74,357,307,057	USD	5,240,120	Barclays Bank plc	04/11/19	(27,042)
IDR	74,357,307,057	USD	5,138,722	Bank of America, N.A.	06/19/19	19,434
JPY	1,070,000,000	USD	9,706,584	State Street Bank and Trust Company	06/17/19	5,057
JPY	65,106,400	USD	593,168	Morgan Stanley Capital Services LLC	06/19/19	(2,153)
MXN	101,327,492	USD	5,146,669	Barclays Bank plc	06/19/19	9,536
NOK	228,100,000	USD	26,340,308	State Street Bank and Trust Company	06/17/19	186,699
PHP	548,326,188	USD	10,480,241	Barclays Bank plc	04/08/19	(52,815)
SEK	617,747,615	USD	66,391,933	State Street Bank and Trust Company	04/01/19	51,832
SEK	303,750,000	USD	33,028,823	State Street Bank and Trust Company	05/02/19	(281,439)
THB	337,400,000	USD	10,637,879	State Street Bank and Trust Company	04/01/19	(6,084)
THB	337,400,000	USD	10,683,977	State Street Bank and Trust Company	06/17/19	(30,849)
TRY	17,461,910	USD	2,942,688	Barclays Bank plc	06/19/19	(24,008)
TRY	9,290,375	USD	1,546,849	Morgan Stanley Capital Services LLC	06/19/19	5,995
ZAR	2,613,966	USD	180,467	Bank of America, N.A.	06/19/19	(970)
USD	24,364,374	BRL	94,570,296	Barclays Bank plc	04/02/19	210,646
USD	670,640	CAD	890,000	State Street Bank and Trust Company	04/09/19	4,506
USD	49,177,314	CHF	48,915,837	Morgan Stanley Capital Services LLC	06/19/19	(309,913)
USD	10,750,365	CZK	245,054,577	State Street Bank and Trust Company	04/01/19	101,097
USD	13,149,749	DKK	86,238,690	Morgan Stanley Capital Services LLC	06/19/19	100,420
USD	10,878,190	EUR	9,471,361	Deutsche Bank AG	06/19/19	183,897
USD	11,229,446	EUR	9,913,000	State Street Bank and Trust Company	04/08/19	92,943
USD	15,887,432	EUR	13,916,385	Barclays Bank plc	06/19/19	174,179
USD	50,844,599	EUR	44,860,571	State Street Bank and Trust Company	06/17/19	200,374
USD	4,348,837	EUR	3,813,000	Citibank N.A.	09/10/19	13,918
USD	7,122,756	EUR	6,253,387	Morgan Stanley Capital Services LLC	06/19/19	61,785
USD	8,489,085	EUR	7,325,000	Citibank N.A.	09/25/19	151,208
USD	25,768	EUR	22,437	JPMorgan Chase Bank, N.A.	06/19/19	434
USD	1,165,938	EUR	1,025,000	State Street Bank and Trust Company	06/28/19	7,674

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,365,453	GBP	1,037,000	Citibank N.A.	06/13/19	$9,983
USD	1,994,372	GBP	1,529,000	Citibank N.A.	06/18/19	(4,699)
USD	29,734,755	GBP	22,755,942	State Street Bank and Trust Company	06/17/19	(15,477)
USD	1,264,375	GBP	954,312	Morgan Stanley Capital Services LLC	06/19/19	16,609
USD	5,549,357	HKD	43,449,000	State Street Bank and Trust Company	06/17/19	1,118
USD	10,896,823	HUF	3,053,000,000	State Street Bank and Trust Company	04/01/19	235,608
USD	10,881,808	HUF	3,053,000,000	State Street Bank and Trust Company	06/17/19	159,460
USD	7,785,841	HUF	2,173,138,581	Barclays Bank plc	06/19/19	152,453
USD	5,188,926	IDR	74,357,307,057	Bank of America, N.A.	04/11/19	(24,152)
USD	4,658,189	INR	335,983,506	Barclays Bank plc	06/19/19	(133,453)
USD	23,115,021	JPY	2,500,000,000	State Street Bank and Trust Company	04/22/19	517,929
USD	7,393,332	JPY	815,000,000	State Street Bank and Trust Company	06/17/19	(3,852)
USD	35,070,913	JPY	3,868,133,990	Morgan Stanley Capital Services LLC	06/19/19	(42,736)
USD	176,897	KRW	200,000,000	State Street Bank and Trust Company	06/17/19	98
USD	5,178,092	MXN	101,327,492	Barclays Bank plc	06/19/19	21,887
USD	122,279	MYR	500,000	State Street Bank and Trust Company	06/17/19	(10)
USD	10,331,158	PHP	548,326,188	Barclays Bank plc	04/08/19	(96,268)
USD	3,831,508	RUB	255,494,556	JPMorgan Chase Bank, N.A.	06/19/19	(21,702)
USD	3,938,116	RUB	261,078,564	Barclays Bank plc	06/19/19	691
USD	66,370,997	SEK	617,747,615	State Street Bank and Trust Company	04/01/19	(72,768)
USD	34,143,117	SEK	313,997,615	State Street Bank and Trust Company	05/02/19	290,934
USD	2,252,086	SGD	3,054,500	State Street Bank and Trust Company	06/17/19	(5,091)
USD	10,670,462	THB	337,400,000	State Street Bank and Trust Company	04/01/19	38,667
USD	5,286,020	THB	168,700,000	State Street Bank and Trust Company	06/17/19	(40,544)
USD	118,511	TRY	682,000	State Street Bank and Trust Company	06/17/19	4,355
USD	6,077,034	TRY	35,477,727	Barclays Bank plc	06/19/19	147,092
USD	20,353,190	ZAR	293,620,981	Barclays Bank plc	06/19/19	190,689

Total Forward Foreign Currency Exchange Contracts Outstanding						$(375,807)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Allstate Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000	USD	$(95,459)	$(102,316)	$6,857
Altria Group, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000	USD	(312,686)	(390,095)	77,409
Apache Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,750,000	USD	(16,498)	(14,116)	(2,382)
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	5,600,000	USD	525,935	233,102	292,833
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,800,000	USD	1,108,221	565,222	542,999
Argentine Republic	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	10,400,000	USD	976,737	744,831	231,906
Bristol Myers Squibb Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000	USD	(82,684)	(93,303)	10,619
Cardinal Health, Inc	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,725,000	USD	(120,568)	(34,127)	(86,441)
CBS Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	5,525,000	USD	(97,180)	(54,614)	(42,566)
Comcast Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000	USD	(403,015)	(362,490)	(40,525)
Devon Energy Corporation	(1.00)%	3M	12/20/2023	Goldman Sachs International	5,550,000	USD	(29,360)	73,078	(102,438)
Duke Energy Carolinas LLC	(1.00)%	3M	6/20/2023	Goldman Sachs International	8,650,000	USD	(300,615)	(279,977)	(20,638)
Duke Energy Carolinas LLC	(1.00)%	3M	12/20/2023	Goldman Sachs International	2,875,000	USD	(106,623)	(96,170)	(10,453)
Dxc Technology, Co.	(5.00)%	3M	12/20/2023	Goldman Sachs International	10,000,000	USD	(1,761,140)	(1,597,701)	(163,439)
Ford Motor Co.	(5.00)%	3M	12/20/2023	Goldman Sachs International	1,625,000	USD	(187,117)	(248,212)	61,095

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
General Electric Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,800,000	USD	$(154,398)	$(91,459)	$(62,939)
General Electric, Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	10,000,000	USD	(40,800)	508,178	(548,978)
Halliburton Co.	(1.00)%	3M	12/20/2023	Goldman Sachs International	9,375,000	USD	(176,965)	(152,057)	(24,908)
Halliburton Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,150,000	USD	(65,423)	(71,246)	5,823
IBM Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,200,000	USD	(160,384)	(187,439)	27,055
International Paper Co	(1.00)%	3M	12/20/2023	Goldman Sachs International	20,000,000	USD	(384,546)	(174,029)	(210,517)
Johnson & Johnson	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000	USD	(515,560)	(610,682)	95,122
Kinder Morgan, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	1,575,000	USD	(32,711)	(16,211)	(16,500)
Loews Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000	USD	(76,423)	(103,779)	27,356
McKesson Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,600,000	USD	(145,141)	(94,776)	(50,365)
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,800,000	USD	293,670	192,141	101,529
Newell Brands, Inc.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000	USD	69,976	47,827	22,149
Newmont Mining Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	3,150,000	USD	(67,838)	(13,358)	(54,480)
Newmont Mining Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	6,325,000	USD	(147,406)	(40,551)	(106,855)
Petroleos Mexicanos	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	835,000	USD	37,682	51,917	(14,235)
Petroleos Mexicanos	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	2,400,000	USD	137,779	230,513	(92,734)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	1,565,000	USD	$89,843	$119,502	$(29,659)
Procter & Gamble Co.	(1.00)%	3M	6/20/2023	Goldman Sachs International	15,825,000	USD	(534,860)	(479,827)	(55,033)
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000	USD	159,659	(13,702)	173,361
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000	USD	159,659	(38,091)	197,750
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000	USD	159,659	(31,068)	190,727
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	1,700,000	USD	159,659	(38,091)	197,750
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	900,000	USD	84,525	(9,081)	93,606
Republic of Argentina	(5.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	3,500,000	USD	328,709	(41,018)	369,727
Republic of Korea	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	4,687,477	USD	(151,785)	(157,127)	5,342
Republic of Korea	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	5,584,690	USD	(180,838)	(187,911)	7,073
Republic of South Africa	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	4,245,000	USD	197,482	186,984	10,498
Republic of South Africa	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	11,030,000	USD	513,127	482,117	31,010
Republic of South Africa	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	6,191,000	USD	85,318	321,382	(236,064)
Republic of South Africa	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	5,580,000	USD	111,845	157,663	(45,818)
Republic of Turkey	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	4,143,000	USD	584,650	418,429	166,221
Republic of Turkey	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	1,713,000	USD	241,734	171,948	69,786

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	3M	6/20/2024	Credit Suisse Securities (USA) LLC	647,000	USD	$91,303	$64,945	$26,358
Republic of Turkey	(1.00)%	3M	6/20/2022	Credit Suisse Securities (USA) LLC	1,521,000	USD	129,775	81,500	48,275
Republic of Turkey	(1.00)%	3M	9/20/2020	Credit Suisse Securities (USA) LLC	4,178,000	USD	159,545	333,473	(173,928)
Republic of Turkey	(1.00)%	3M	12/20/2022	Credit Suisse Securities (USA) LLC	2,816,000	USD	277,993	87,706	190,287
United Mexican States	(1.00)%	3M	6/20/2023	Credit Suisse Securities (USA) LLC	11,374,000	USD	(9,634)	21,587	(31,221)
United Mexican States	(1.00)%	3M	12/20/2023	Credit Suisse Securities (USA) LLC	8,173,000	USD	36,787	135,288	(98,501)
Whirlpool Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	13,425,000	USD	24,621	253,051	(228,430)
Whirlpool Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,625,000	USD	(65,456)	(14,291)	(51,165)
Xerox Corp.	(1.00)%	3M	6/20/2023	Goldman Sachs International	12,675,000	USD	408,832	620,587	(211,755)
Xerox Corp.	(1.00)%	3M	12/20/2023	Goldman Sachs International	5,000,000	USD	248,761	245,849	2,912
XLIT Ltd.	(1.00)%	3M	6/20/2023	Goldman Sachs International	3,050,000	USD	(103,738)	(109,645)	5,907

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)							$876,635	$400,260	$476,375

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
21st Century Fox America	1.00%	3M	12/20/23	Goldman Sachs International	A	9,525,000	USD	$322,516	$271,990	$50,526
21st Century Fox America	1.00%	3M	06/20/23	Goldman Sachs International	A	15,800,000	USD	511,712	477,567	34,145
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000	USD	97,958	122,253	(24,295)
Anadarko Petroleum Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000	USD	23,342	29,357	(6,015)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	12,800,000	USD	$2,332,978	$2,771,276	$(438,298)
Andeavor	5.00%	3M	06/20/23	Goldman Sachs International	BBB	3,050,000	USD	555,905	661,849	(105,944)
Avnet, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	1,325,000	USD	16,659	13,974	2,685
Best Buy Co., Inc.	5.00%	3M	12/20/23	Goldman Sachs International	BBB	1,275,000	USD	242,738	254,560	(11,822)
Best Buy Co., Inc.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	15,850,000	USD	2,815,505	3,023,830	(208,325)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A	12,700,000	USD	365,937	386,600	(20,663)
ConocoPhillips	1.00%	3M	06/20/23	Goldman Sachs International	A	3,050,000	USD	87,883	91,056	(3,173)
Domtar Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	14,150,000	USD	214,479	154,142	60,337
General Motors Co.	5.00%	3M	06/20/23	Goldman Sachs International	BBB	8,656,000	USD	1,311,476	1,471,326	(159,850)
Hess Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	10,000,000	USD	(10,650)	(68,291)	57,641
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	12,750,000	USD	71,905	23,189	48,716
Hess Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	3,050,000	USD	17,201	2,774	14,427
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	NR	12,700,000	USD	97,858	(86,272)	184,130
Kohl’s Corp.	1.00%	3M	06/20/23	Goldman Sachs International	NR	3,050,000	USD	23,501	(19,979)	43,480
Kohl’s Corp.	1.00%	3M	12/20/23	Goldman Sachs International	NR	1,300,000	USD	1,213	(11,201)	12,414
Kroger Co.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,725,000	USD	188,102	165,564	22,538
Macy’s, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	10,250,000	USD	(226,361)	(263,915)	37,554
Macys Retail Hldgs, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	1,750,000	USD	(68,950)	(57,453)	(11,497)
Motorola Solutions, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB-	6,675,000	USD	126,309	112,851	13,458
Nordstrom, Inc.	1.00%	3M	06/20/23	Goldman Sachs International	BBB+	15,750,000	USD	(81,679)	(480,267)	398,588
Nordstrom, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB+	1,300,000	USD	(22,782)	(13,001)	(9,781)
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	7,830,000	USD	46,914	(200,447)	247,361
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	6,260,000	USD	37,508	(168,121)	205,629
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	3,340,000	USD	20,012	(51,836)	71,848

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	3M	06/20/19	Credit Suisse Securities (USA) LLC	B	830,000	USD	$4,973	$(15,107)	$20,080
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BBB-	1,239,000	USD	(20,826)	(20,080)	(746)
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BBB-	6,551,000	USD	(110,112)	(103,083)	(7,029)
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BBB-	6,915,000	USD	(116,230)	(108,811)	(7,419)
Russian Federation	1.00%	3M	06/20/24	Credit Suisse Securities (USA) LLC	BBB-	1,814,000	USD	(30,490)	(28,544)	(1,946)
Valero Energy Corp.	1.00%	3M	12/20/23	Goldman Sachs International	BBB	10,000,000	USD	203,048	236,814	(33,766)
Valero Energy Corp.	1.00%	3M	06/20/23	Goldman Sachs International	BBB	15,700,000	USD	349,594	405,532	(55,938)
Viacom, Inc.	1.00%	3M	12/20/23	Goldman Sachs International	BBB-	20,000,000	USD	167,240	55,660	111,580

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)								$9,566,386	$9,035,756	$530,630

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000	USD	$30,436	$(4,922,898)	$4,953,334
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	95,302,500	USD	(1,098,552)	(4,165,597)	3,067,045
CDX.EM.29	1.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	310,750,000	USD	(8,036,306)	(8,779,225)	742,919
CDX.EM.30	1.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	11,500,000	USD	(394,772)	(546,250)	151,478
CDX.NA.HY.25	5.00%	3M	12/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	27,025,000	USD	1,324,252	238,285	1,085,967
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	46,080,000	USD	2,650,614	1,245,304	1,405,310
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	50,880,000	USD	3,098,795	3,425,814	(327,019)
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	56,260,000	USD	3,835,807	4,092,278	(256,471)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	57,002,435	USD	$4,070,145	$3,988,398	$81,747
CDX.NA.HY.31	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,640,000	USD	1,181,421	800,856	380,565
iTraxx Europe Crossover	5.00%	3M	06/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	90,772,720	EUR	9,052,590	10,725,946	(1,673,356)
iTraxx Europe Crossover Series 30	5.00%	3M	12/20/23	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	29,599,800	EUR	3,239,674	2,584,832	654,842

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)								$18,954,104	$8,687,743	$10,266,361

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	9,000,000	USD	$126,961	$520,876	$(393,915)
Republic of South Africa	(1.00)%	3M	6/20/2022	Morgan Stanley Capital Services LLC	300,000	USD	4,232	17,362	(13,130)
Republic of Turkey	(1.00)%	3M	6/20/2024	JPMorgan Chase Bank, N.A.	4,792,000	USD	676,235	486,938	189,297

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)							$807,428	$1,025,176	$(217,748)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	JPMorgan Chase Bank, N.A.	71,628,286	USD	$(529,954)	$1,311,285	$(1,841,239)
CMBX.NA.AAA.6	(0.50)%	1M	5/11/2063	Citigroup Global Markets, Inc.	27,702,885	USD	(204,964)	(208,532)	3,568
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	JPMorgan Chase Bank, N.A.	59,801,014	USD	(593,844)	2,371,495	(2,965,339)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Deutsche Bank AG	948,891	USD	(9,423)	48,904	(58,327)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Citigroup Global Markets, Inc.	15,691,831	USD	(155,825)	(50,377)	(105,448)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Morgan Stanley Capital Services LLC	23,898,023	USD	$(237,315)	$(124,745)	$(112,570)
CMBX.NA.AAA.8	(0.50)%	1M	10/17/2057	Merrill Lynch Capital Services, Inc.	30,353,610	USD	(301,422)	(216,024)	(85,398)
CMBX.NA.AAA10	(0.50)%	1M	11/17/2059	Morgan Stanley Capital Services LLC	25,770,862	USD	(129,926)	18,151	(148,077)
CMBX.NA.BBB-.9	(3.00)%	1M	9/17/2058	Credit Suisse International	10,000	USD	602	593	9

Total OTC Credit Default Swaps on Index (Buy Protection)							$(2,162,071)	$3,150,750	$(5,312,821)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.7	2.00%	1M	01/17/47	Goldman Sachs International	A	2,557,521	USD	$13,946	$(15,911)	$29,857
CMBX.NA.A.7	2.00%	1M	01/17/47	Citigroup Global Markets, Inc.	A	9,910,737	USD	54,042	(78,706)	132,748
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	6,248,000	USD	6,502	(844,810)	851,312
CMBX.NA.A.8	2.00%	1M	10/17/57	Credit Suisse International	A	20,977,821	USD	21,831	(503,585)	525,416
CMBX.NA.A.8	2.00%	1M	10/17/57	Deutsche Bank AG	A	6,748,418	USD	7,023	(201,564)	208,587
CMBX.NA.A.8	2.00%	1M	10/17/57	Morgan Stanley Capital Services LLC	A	13,357,409	USD	13,901	(288,847)	302,748
CMBX.NA.A.8	2.00%	1M	10/17/57	Merrill Lynch Capital Services, Inc.	A	13,176,656	USD	13,712	(192,513)	206,225
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	8,000,000	USD	21,493	(428,804)	450,297
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	6,000,000	USD	16,120	(184,803)	200,923
CMBX.NA.A.9	2.00%	1M	09/17/58	Credit Suisse International	A	2,375,000	USD	6,381	(78,172)	84,553
CMBX.NA.A.9	2.00%	1M	09/17/58	Goldman Sachs International	A	2,830,164	USD	7,604	(25,976)	33,580
CMBX.NA.A.9	2.00%	1M	09/17/58	J.P. Morgan Securities LLC	A	2,557,521	USD	6,871	(37,661)	44,532
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000	USD	13,433	(417,706)	431,139
CMBX.NA.A.9	2.00%	1M	09/17/58	Merrill Lynch Capital Services, Inc.	A	10,970,425	USD	29,474	(180,062)	209,536
CMBX.NA.A.9	2.00%	1M	09/17/58	Morgan Stanley Capital Services LLC	A	9,914,884	USD	26,638	(109,377)	136,015

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A7	2.00%	1M	01/17/47	Merrill Lynch Capital Services, Inc.	A	1,013,180	USD	$5,525	$(20,140)	$25,665
CMBX.NA.AA.7	1.50%	1M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000	USD	261,111	(344,782)	605,893
CMBX.NA.AA.9	1.50%	1M	09/17/58	Credit Suisse International	AA	5,700,000	USD	98,226	(41,868)	140,094
CMBX.NA.AAA.11	0.50%	1M	11/18/54	JPMorgan Chase Bank, N.A.	AAA	30,000,000	USD	57,919	(350,779)	408,698
CMBX.NA.AAA.11	0.50%	1M	11/18/54	Credit Suisse International	AAA	23,500,000	USD	45,370	(294,882)	340,252
CMBX.NA.AAA.8	0.50%	1M	10/17/57	Credit Suisse International	AAA	13,700,000	USD	136,046	(738,194)	874,240
CMBX.NA.AJ.4	0.96%	1M	02/17/51	JPMorgan Chase Bank, N.A.	AJ	3,302,827	USD	(940,975)	(461,849)	(479,126)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Credit Suisse International	AJ	340,670	USD	(97,057)	(66,839)	(30,218)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Goldman Sachs International	AJ	5,246,491	USD	(1,494,725)	(712,313)	(782,412)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Merrill Lynch Capital Services, Inc.	AJ	7,713,620	USD	(2,197,610)	(1,048,539)	(1,149,071)
CMBX.NA.AJ.4	0.96%	1M	02/17/51	Morgan Stanley Capital Services LLC	AJ	5,474,576	USD	(1,559,707)	(1,234,977)	(324,730)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	J.P. Morgan Securities LLC	BBB-	1,551,000	USD	(82,752)	(85,988)	3,236
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs Bank USA	BBB-	233,000	USD	(12,432)	(13,976)	1,544
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	217,000	USD	(11,578)	(11,708)	130
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	365,000	USD	(19,474)	(20,308)	834
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Goldman Sachs International	BBB-	1,022,000	USD	(54,528)	(53,468)	(1,060)
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Credit Suisse International	BBB-	10,772,000	USD	(574,731)	(1,084,509)	509,778
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	Morgan Stanley Capital Services LLC	BBB-	13,237,000	USD	(706,249)	(1,188,277)	482,028
CMBX.NA.BBB-.10	3.00%	1M	11/17/59	JPMorgan Chase Bank, N.A.	BBB-	17,920,000	USD	(956,107)	(1,609,059)	652,952
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Goldman Sachs International	BBB-	2,052,000	USD	(133,530)	(127,457)	(6,073)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	10,000,000	USD	(650,732)	(807,589)	156,857
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	15,000,000	USD	(976,098)	(1,216,139)	240,041
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Citigroup Global Markets, Inc.	BBB-	13,463,000	USD	(876,080)	(1,081,943)	205,863
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Credit Suisse International	BBB-	20,386,000	USD	(1,326,582)	(1,475,562)	148,980

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	16,348,000	USD	$(1,063,816)	$(1,161,473)	$97,657
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	Morgan Stanley Capital Services LLC	BBB-	38,348,000	USD	(2,495,426)	(2,907,412)	411,986
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	7,500,000	USD	(488,049)	(620,026)	131,977
CMBX.NA.BBB-.11	3.00%	1M	11/18/54	JPMorgan Chase Bank, N.A.	BBB-	15,000,000	USD	(976,098)	(1,111,728)	135,630
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	JPMorgan Chase Bank, N.A.	BBB-	1,025,000	USD	(70,058)	(60,824)	(9,234)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	J.P. Morgan Securities LLC	BBB-	691,000	USD	(47,230)	(46,711)	(519)
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs International	BBB-	111,000	USD	(7,587)	(7,606)	19
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	286,000	USD	(19,548)	(20,492)	944
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Goldman Sachs Bank USA	BBB-	100,000	USD	(6,835)	(7,519)	684
CMBX.NA.BBB-.8	3.00%	1M	10/17/57	Credit Suisse International	BBB-	9,826,000	USD	(671,602)	(1,180,183)	508,581
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	J.P. Morgan Securities LLC	BBB-	431,000	USD	(25,952)	(25,140)	(812)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	Goldman Sachs International	BBB-	109,000	USD	(6,563)	(6,031)	(532)
CMBX.NA.BBB-.9	3.00%	1M	09/17/58	Goldman Sachs Bank USA	BBB-	133,000	USD	(8,008)	(7,788)	(220)

Total OTC Credit Default Swaps on Index (Sell Protection)								$(17,694,551)	$(24,842,575)	$7,148,024

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps Outstanding at March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
1st Source Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	91,055 USD	$(202)
3M Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	613,392 USD	2,053
A. Schulman, Inc.	07/23/20	M	2.41%	Morgan Stanley Capital Services LLC	— USD	—
A10 Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	570,910 USD	(21,690)
A2A SPA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	136,773 EUR	1,428
AAC Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	8,498 USD	(1,758)
AAON, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	45,030 USD	1,750
Aaron’s, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	282,190 USD	8,531
Abbott Laboratories	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	344,408 USD	(187)
AbbVie, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,739,379 USD	(11,046)
ABM Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	384,106 USD	15,272

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ABN AMRO Group NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	874,164 EUR	$10,693
Acacia Research Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	180,856 USD	3,767
Acadia Healthcare Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,463 USD	(21,215)
Acadia Realty Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	130,811 USD	(706)
Accenture PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	249,514 USD	14,164
Acciona Sa	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	890,750 EUR	13,668
ACCO Brands Corp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	392,243 USD	(914)
Achillion Pharmaceuticals	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	166,325 USD	(9,034)
ACI Worldwide, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	142,003 USD	(1,583)
Acorda Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	483,305 USD	(18,567)
ACS Actividades de Construccion y Servicios SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	383,250 EUR	(1,967)
Acushnet Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	737,409 USD	(9,748)
Addus Homecare Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	354,921 USD	(9,436)
Adidas AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	155,124 EUR	6,760
Adient Plc	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	487,123 USD	(18,061)
Admiral Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	682,344 GBP	4,114
ADP LLC	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	223,196 EUR	(2,445)
ADP LLC	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,482,000 EUR	(38,140)
ADT INC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	7 USD	—
Adtalem Global Education, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,037 USD	(1,815)
Adtran, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,081,961 USD	(70,161)
Advanced Disposal Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	423,763 USD	8,333
Advanced Drainage Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	7,827 USD	33
AdvanSix, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	69,750 USD	(125)
Adverum Biotechnologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	292,325 USD	(37,876)
Adyen NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	192,353 EUR	6,595
AECOM	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	167,053 USD	1,680
Aegion Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	388,621 USD	11,852
Aerohive Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	335,943 USD	(5,384)
AES Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	109,168 USD	(1,194)
Aflac, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,152,797 USD	3,653
AGCO Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	157,694 USD	1,923
Agilysys, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	622,276 USD	820
Agree Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	571,446 USD	10,317
Agrofresh Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	224,618 USD	(7,582)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Air Lease Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	251,840 USD	$3,999
Air Products & Chemicals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	907,119 USD	16,936
Aircastle Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,676,083 USD	(16,100)
Aker ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	2,959,905 NOK	6,917
Aker BP ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	1,417,614 NOK	(1,696)
Akorn, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	554,079 USD	27,094
Akzo Nobel NV	07/27/20	M	0.03%	JPMorgan Chase Bank, N.A.	7,453,200 EUR	(238,552)
Akzo Nobel NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,286,894 EUR	(101,944)
Alamo Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	409,829 USD	3,823
Alarm.com Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	129,355 USD	2,652
Albany International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	421,625 USD	(9,983)
Alexander’s, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	259,769 USD	5,807
Alexandria Real Estate Equity	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	541,816 USD	768
Alleghany Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	237,149 USD	1,074
Allergan PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,760,502 USD	(74,298)
Allied Motion Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	103,489 USD	(14,273)
Allison Transmission Holding	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	340,691 USD	(5,543)
Allscripts Healthcare Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	519,391 USD	(30,571)
Allstate Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	465,432 USD	(936)
Almirall SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	253,962 EUR	(2,968)
Alpha & Omega Semiconductor	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	343,459 USD	17,310
Alphabet, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	33,995 USD	135
Alstom	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,066,688 EUR	(32,552)
Alstom	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,092,100 EUR	(80,205)
alstria office REIT-AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	115,653 EUR	6,977
Alten Sa	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	173,948 EUR	925
Altice NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	418,570 EUR	63,272
Altran Technologies SA	03/09/21	M	0.03%	JPMorgan Chase Bank, N.A.	592,665 EUR	(30,485)
Altran Technologies SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,734,106 EUR	(142,756)
Altria Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	53,959 USD	312
AMAG Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,474,111 USD	20,922
AMBAC Financial Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	320,951 USD	(18,220)
Amber Road, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	365,961 USD	(1,657)
Ambu A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,368,453 DKK	3,443
AMC Entertainment Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	546,191 USD	(19,120)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Amdocs Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	476,078 USD	$(3,806)
Amedisys, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	123,241 USD	512
Amer Natl Bnkshs/Danville Va	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	107,888 USD	1,377
Ameren Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	36,671 USD	104
Ameresco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	452,480 USD	(17,303)
America’s Car Mart, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	105,531 USD	7,457
American Assets Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	583,314 USD	(387)
American Axle & Manufacturing Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	286,461 USD	1,385
American Campus Communities	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	288,110 USD	4,364
American Financial Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	357,655 USD	1,112
American Homes 4 Rent	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	75,882 USD	(133)
American National Insurance	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	704,570 USD	(32,328)
American Public Education	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	74,729 USD	(2,471)
American Software, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	287,948 USD	5,974
American States Water Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	381,901 USD	(2,442)
American Tower Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	956,238 USD	9,159
American Vanguard Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	16,228 USD	(317)
American Water Works Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	432,646 USD	(3,303)
Americold Realty Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	493,240 USD	3,066
Amerisafe, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	717,783 USD	(1,538)
AmerisourceBergen Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	826,588 USD	(1,329)
Amgen, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,339,462 USD	(6,182)
Amkor Technology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	432,069 USD	(18,870)
Amphastar Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	579,091 USD	(9,646)
Amplifon SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	151,422 EUR	(2,792)
Analog Devices, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	255,294 USD	(6,541)
Analog Devices, Inc.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	4,977,861 USD	(206,919)
Andersons, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,024,913 USD	(51,921)
AngioDynamics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	797,248 USD	19,654

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ANI Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	410,985 USD	$37,438
Anika Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	280,844 USD	1,961
Anixter International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	56,683 USD	(1,303)
Ansys, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	44,896 USD	51
Antares Pharma, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	183,352 USD	(11,666)
Anthem, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	781,332 USD	(11,078)
Anworth Mortgage Asset Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	125,191 USD	(4,193)
Aon PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	873,347 USD	14,805
Apartment Investment & Management Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	471,221 USD	22,526
Apogee Enterprises, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	85,737 USD	3,414
AppFolio, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	221,491 USD	5,752
Apple Hospitality REIT, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,416 USD	(838)
Applied Optoelectronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,145 USD	(1,690)
Aptinyx, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	575,094 USD	(630)
Aptiv PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	510,546 USD	5,026
Aquantia Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	17,529 USD	156
AquaVenture Holdings Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	471,815 USD	1,641
Aratana Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	416,815 USD	(25,031)
Arbutus Biopharma Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	57,250 USD	(1,857)
Arch Capital Group Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	677,431 USD	3,648
Arch Coal, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	326,106 USD	(911)
Archer Daniels Midland Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	630,438 USD	6,117
Archrock, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	856,958 USD	(35,223)
Arcus Biosciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,291 USD	7,293
Ardagh Group SA	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	385,485 USD	(243)
Ardelyx, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	31,786 USD	(4,651)
Ardmore Shipping Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	216,695 USD	17,225
Ares Commercial Real Estate Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	340,057 USD	(3,325)
Argan, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	451,576 USD	7,914
Argo Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	569,830 USD	(3,349)
Arhtur J. Gallagher & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	991,510 USD	(8,231)
Arlo Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	360,046 USD	(7,679)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Armada Hoffler Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	218,498 USD	$1,695
Armstrong Flooring, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	629,826 USD	(26,612)
Aroundtown SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	465,878 EUR	(24,724)
Aroundtown SA	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	231,450 EUR	(12,283)
Arris International Plc	11/12/20	M	2.74%	Goldman Sachs International	31,281,251 USD	(49,402)
Arrow Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	175,813 USD	214
Artesian Resources Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	20,721 USD	(894)
Ashland Global Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	393,435 USD	(4,660)
Assertio Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	537,057 USD	26,686
Assurant, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	217,068 USD	(1,717)
Assured Guaranty Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	327,864 USD	(4,725)
AstraZeneca PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	464,123 GBP	(36,131)
AstraZeneca PLC	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	18,675,197 GBP	(1,310,142)
Astronics Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	27,434 USD	1,785
Asure Software, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	407,686 USD	(15,858)
AT&T, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	933,403 USD	6,958
Athene Holding Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	19,618 USD	47
Atlantic Capital Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	25,616 USD	291
Atlas Air Worldwide Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	229,921 USD	8,571
Atmos Energy Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,852,979 USD	4,599
ATN Internatinal, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	357,715 USD	2,166
Atos SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	791,181 EUR	5,906
Atos SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	14,596,644 EUR	(108,377)
Atricure, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	416,404 USD	(24,225)
Atrion Corporation	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	201,772 USD	7,354
Auto Trader Group PLC	03/24/21	M	1.13%	JPMorgan Chase Bank, N.A.	637,500 GBP	18,886
Auto Trader Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	150,537 GBP	4,460
Automatic Data Processing, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	197,691 USD	3,741
AutoNation, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	176,106 USD	6,424
AutoZone, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	329,636 USD	8,324
Avalonbay Communities, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,405,099 USD	7,438
Avangrid, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	575,106 USD	10,565
Avanos Medical, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	426,185 USD	700
Avanza Bank Holding AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	992,012 SEK	376
Avaya Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	494,694 USD	74,917
Aveva Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	728,563 GBP	45,627
Avid Technology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	165,793 USD	6,235
Avista Corp.	10/07/20	M	2.74%	Goldman Sachs International	1,701,377 USD	(10,407)
Avnet, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	584,192 USD	(9,410)
AVX Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,258,885 USD	(45,987)
AXA SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,465,681 EUR	(31,051)
AXA SA	07/27/20	M	0.06%	JPMorgan Chase Bank, N.A.	6,090,375 EUR	(52,890)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Axcelis Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	206,205 USD	$(7,601)
AXIS Capital Holdings Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	183,854 USD	(4,559)
AXT, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	340,723 USD	3,872
AZZ, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	312,052 USD	(12,362)
B&G Foods, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	651,413 USD	(8,605)
Badger Meter, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	477,547 USD	(16,570)
Baker Hughes	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	461,286 USD	(6,262)
Bakkafrost	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	1,119,591 NOK	(3,722)
Balchem Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	177,619 USD	(1,763)
BancFirst Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	396,719 USD	(5,698)
Bank Of Commerce Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	12,605 USD	(315)
Bank of Marin	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,898 USD	(1,258)
Bank of New York Mellon Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	254,829 USD	(3,083)
BankFinancial	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	130,233 USD	88
Bankwell Financial Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	169,028 USD	3,368
Banner Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,055 USD	1,457
Barnes & Noble Education, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	872,933 USD	(92,859)
Barnes & Noble, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	903,543 USD	(22,710)
Barnes Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	548,403 USD	(21,708)
Barratt Developments PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	182,768 GBP	5,862
Basett Furniture Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	135,882 USD	(6,768)
BASF SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	475,866 EUR	(12,334)
BASF SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,653,127 EUR	(56,764)
Baxter International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	166,034 USD	5,368
Bayer AG REG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	911,908 EUR	(61,429)
Bayer AG REG	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,104,784 EUR	(141,786)
BBX Capital Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	156,184 USD	(7,533)
BCA Marketplace PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	102,225 GBP	(3,542)
Beazer Homes USA, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	613,677 USD	(11,220)
Becton Dickinson & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	234,097 USD	3,896
Bed Bath & Beyond, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	483,136 USD	106,978
Bel Fuse, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	223,255 USD	(13,406)
Belden, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,703 USD	(740)
Belmond Ltd-Class A	12/16/20	M	2.74%	Goldman Sachs International	13,666,835 USD	38,483
Bemis Company	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	255,808 USD	5,558
Bemis Company	11/12/20	M	2.74%	Goldman Sachs International	8,417,308 USD	186,086
Benchmark Electronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	998,306 USD	(6,424)
Benefitfocus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	166,303 USD	8,304
Berkshire Hathaway, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	382,984 USD	917
Berry Petroleum Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	18,115 USD	(563)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Betsson AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	1,221,969 SEK	$(3,888)
Bg Staffing, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	715,241 USD	(12,342)
BHP Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	745,477 GBP	28,325
Big 5 Sporting Goods Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	413,235 USD	(29,917)
Biglari Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	270,039 USD	3,493
Bio Techne Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	149,261 USD	4,020
Biocryst Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	171,193 USD	5,201
BioSpecifics Technologies Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	833,897 USD	(67,051)
BioTelemetry, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	154,062 USD	(205)
BJ’s Restaurants, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	6,376 USD	196
Black Hills Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	159,337 USD	1,173
Black Knight, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	17,804 USD	236
BlackRock, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	84,633 USD	(13)
Blue Bird Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	107,122 USD	(2,834)
Bluerock Residential Growth REIT	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	264,379 USD	—
BMC Stock Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	77,526 USD	(131)
BNP Paribas SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,321,638 EUR	37,422
BNP Paribas SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	6,014,496 EUR	(67,405)
Bonanza Creek Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	335,769 USD	(3,814)
Booz Allen Hamilton Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	661,291 USD	8,016
BorgWarner, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	768,921 USD	19,982
Boston Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	496,831 USD	3,479
BP PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	123,720 GBP	(1,515)
Brady Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	508,709 USD	(6,600)
Bridge Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	105,334 USD	(323)
Briggs & Stratton	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	281,106 USD	(17,806)
Bright Horizons Family Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	24,015 USD	263
Brightcove, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	383,565 USD	(910)
Brightview Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	50,243 USD	(2,925)
Brinker International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	524,135 USD	14,550
Britvic Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	653,103 GBP	5,914
Brixmor Property Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	48,970 USD	813
Broadcom, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	404,133 USD	6,938
Brookdale Senior Living, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	393,567 USD	(21,251)
Brookline Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	141,830 USD	197
Brown & Brown, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	726,209 USD	9,328
Bruker Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	191,233 USD	1,544
Bryn Mawr Bank Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	48,943 USD	(456)
BTG Plc	11/24/20	M	1.13%	Goldman Sachs International	7,717,865 GBP	30,205
Buckle, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	635,131 USD	24,599
Bunge Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	259,184 USD	5,370

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bunzl Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	500,392 GBP	$10,727
Bureau Veritas SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,639,781 EUR	(154,642)
CA Immobilien Anlagen AG	04/24/20	M	0.03%	Credit Suisse Securities (Europe) Limited	509,739 EUR	(5,975)
Cable One, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	478,143 USD	11,566
Cabot Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	441,209 USD	(7,175)
Cabot Oil & Gas Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	13,348 USD	(246)
CACI International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	273,281 USD	(3,163)
Cactus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	431,568 USD	(10,278)
Cadence Design Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	299,559 USD	6,179
Caesarstone Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	52,371 USD	(234)
CAI International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	481,123 USD	6,077
CaixaBank SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,278,949 EUR	(147,999)
CaixaBank SA	02/23/21	M	0.03%	JPMorgan Chase Bank, N.A.	574,800 EUR	(20,192)
Cal-Maine Foods, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	344,557 USD	2,888
Caleres, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	131,502 USD	1,676
Calithera Biosciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	336,576 USD	5,371
Calix, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	365,974 USD	(13,283)
Callaway Golf Company	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	85,464 USD	(3,696)
Cambrex Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	111,615 USD	2,099
Camden National Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	284,956 USD	2,203
Camden Property Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	343,676 USD	2,439
Cannae Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	321,252 USD	4,729
Capital City Bank Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	79,815 USD	(1,298)
Capital Senior Living Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	230,785 USD	(16,139)
Capitol Federal Financial, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	323,157 USD	14,304
Cardinal Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,800,596 USD	(60,696)
Cardiovascular Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	134,882 USD	(5,216)
Care.com, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	125,219 USD	988
Career Education Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	286,515 USD	(224)
Caretrust Reit, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	798,722 USD	(11,170)
Carl Zeiss Meditec AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	770,473 EUR	(36,151)
Carlisle Cos., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	266,355 USD	6,719
Carlsberg A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	324,026 DKK	521
Carnival Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	353,778 USD	(28,663)
Carolina Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	3,024 USD	(15)
Carpenter Technology	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	71,153 USD	5,187
Carriage Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	439,031 USD	(7,620)
Carrols Restaurant Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	365,225 USD	(822)
Cars.com, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	495,744 USD	(9,078)
Casella Waste Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	301,237 USD	3,583
Casey’s General Stores, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	315,027 USD	4,580
Cass Information Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	562,177 USD	(3,942)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Castellum AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	7,186,200 SEK	$14,629
Castlight Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	202,808 USD	(8,299)
Catalent, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	129,378 USD	551
Catalyst Biosciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	699,196 USD	(60,720)
Cato Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	824,362 USD	56,447
CBIZ, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	615,741 USD	13,683
CBS Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	63,191 USD	119
CDK Global, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	285,602 USD	5,851
CECO Environmental Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	271,139 USD	(10,017)
Celanese Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	273,833 USD	3,261
Celgene Corp.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	28,371,973 USD	1,530,977
Celgene Corp.	01/06/21	M	2.74%	Goldman Sachs International	25,836,565 USD	1,357,695
Cellnex Telecom SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	772,353 EUR	126,207
Central European Media Enterprises Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	191,323 USD	19,609
Central Garden & Pet Co	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	43,301 USD	(3,759)
Central Pacific Financial Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	63,850 USD	1,127
Century Casinos, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	306,472 USD	5,174
Century Communities, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	66,078 USD	(1,119)
CenturyLink, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	444,199 USD	(3,735)
Cerner Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	992,286 USD	9,918
Cerus Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,783 USD	(63)
CF Industries Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	71,632 USD	112
CGG SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	7,670,697 EUR	268,565
ChannelAdvisor Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	381,859 USD	(11,258)
Chart Industies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	11,637 USD	(51)
Chase Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	204,852 USD	15,948
Chatham Lodging Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	108,630 USD	2,365
Cheesecake Factory, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	346,088 USD	25,949
Chefs’ Warehouse, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	111,577 USD	(108)
Chemed Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	387,148 USD	(4,025)
Cherry Hill Mortgage Investment Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	293,370 USD	(3,368)
Chesapeake Lodging Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,567 USD	(1,755)
Chesapeake Utilities Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	735,155 USD	(10,947)
Chevron Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	426,556 USD	(4,788)
Chico’s FAS, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	360,329 USD	(13,686)
Choice Hotels International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	330,451 USD	332
Chr. Hansen A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	4,762,835 DKK	(21,006)
Christian Dior SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	781,326 EUR	23,957
Chubb Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	628,598 USD	16,751
Church & Dwight Co, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	100,470 USD	1,958

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Churchill Downs, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	42,782 USD	$994
Chuy’s Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	81,753 USD	(464)
Cia de Distribucion Integral Logista Holdings SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	118,757 EUR	(380)
Ciena Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	266,667 USD	(5,511)
Cincinnati Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	839,753 USD	9,111
Cinemark Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	510,076 USD	1,356
Cirrus Logic, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	111,906 USD	(2,734)
Cisco Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	686,108 USD	6,043
CitiTrends, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	315,749 USD	10,937
City Hodling Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	364,402 USD	5,043
City Office REIT, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,577 USD	1,458
Clarus Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	146,124 USD	6,930
Clear Channel Outdoor Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	165,946 USD	(3,611)
Clearfield, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	159,463 USD	(3,026)
Clearwater Paper Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	75,888 USD	(5,799)
Clearway Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	351,031 USD	6,391
Clipper Realty, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	134,933 USD	627
Clorox Company	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	182,142 USD	1,906
CME Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	535,634 USD	1,885
CNA Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	547,564 USD	4,368
CNX Resources Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	168,530 USD	(1,337)
Codexis, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	225,824 USD	88
Cofinimmo	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	134,988 EUR	385
Cogent Communications Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,034,345 USD	26,243
Cognizant Technology Solutions Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	86,071 USD	1,811
Cohen & Steers, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	387,836 USD	8,149
Colgate Palmolive Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	454,688 USD	18,718
Coloplast B	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	3,916,520 DKK	11,671
Colruyt Sa	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	755,439 EUR	5,957
Columbus McKinnon Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	296,532 USD	(3,630)
Comcast Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	323,667 USD	611
Comfort Systems USA, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	470,000 USD	2,296
Commercial Metals Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	192,139 USD	(3,200)
Community Bank System, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,708 USD	65
Community Healthcare Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	495,134 USD	4,814
Community Trust Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	179,225 USD	3,698
Compagnie de Saint Gobain	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,263,517 EUR	19,237
Compagnie de Saint Gobain	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	2,763,809 EUR	(5,269)
Compass Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	324,364 GBP	11,298

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Compass Minerals International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	102,531 USD	$(3,795)
CompuGroup Medical SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	172,088 EUR	184
Computer Programs & Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,432,668 USD	(21,858)
Comtech Telecommunications Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	973,796 USD	44,285
Concert Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	223,487 USD	(33,964)
Conduent, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	268,322 USD	(5,511)
CONMED Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	798,466 USD	10,958
ConocoPhillips	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	62,338 USD	(137)
CONSOL Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	244,322 USD	(10,463)
Consolidated Communications, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	584,752 USD	33,431
Consolidated Water Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	208,026 USD	(3,252)
Continental Building Product	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	80,272 USD	3,518
Cooper Standard Holding	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	100,029 USD	(2,727)
Cooper Tire & Rubber	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	648,764 USD	(2,751)
Copa Holdings SA	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	322,023 USD	(4,823)
Core Mark Holding Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	38,732 USD	923
CoreCivic, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,912 USD	33
CoreLogic, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	68,561 USD	817
CorEnergy Infrastructure Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	240,929 USD	1,584
Corn	05/01/19	1T	0.00%	JPMorgan Chase Bank, N.A.	11,622,825 USD	(874,350)
Corning, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	120,304 USD	(5,844)
Corporate Office Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	4,295 USD	(36)
Corvel Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	788,782 USD	4,667
Corvus Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	171,357 USD	(13,395)
Costamare, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	536,516 USD	14,305
Costco Wholesale Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	323,215 USD	1,010
Covanta Holding Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,047,057 USD	16,591
Covenant Transportation Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	95,034 USD	(2,145)
Covia Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	403,661 USD	(58,361)
CRA International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	638,942 USD	(6,383)
Cracker Barrel Old Country Store, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	735,338 USD	19,381
Craft Brew Alliance, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	290,326 USD	(22,469)
Crane Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	233,031 USD	605
Crawford & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	12,757 USD	(285)
Cray, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	313,429 USD	5,136
Credit Acceptance Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	288,952 USD	2,995

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Credit Agricole SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	5,031,457 EUR	$(11,228)
Credit Agricole SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,747,990 EUR	(27,288)
Croda International PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	1,724,839 GBP	35,788
Croda International PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	4,959,000 GBP	102,894
Cross Country Healthcare, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	703,719 USD	(24,502)
Crown Castle International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	553,097 USD	5,367
CryoLife, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,827 USD	(5,207)
CSG Systems International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	957,944 USD	8,950
CSW Industrials, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	593,652 USD	10,471
CTS Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	479,359 USD	(27,972)
CubeSmart	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	270,679 USD	508
Culp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	224,375 USD	9,308
Cummins, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	504,028 USD	1,945
Cypress Semiconductor Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	637,888 USD	(24,661)
Daktronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	300,228 USD	(10,550)
Dana, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	227,035 USD	1,368
Danaher Corp.	03/10/21	M	3.41%	Morgan Stanley Capital Services LLC	3,360,000 USD	9,568
Danaher Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	27,505 USD	88
Danone	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,337,426 EUR	(36,660)
Danone	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,048,496 EUR	(105,289)
Darden Restaurants, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	233,729 USD	10,790
Darling Ingredients, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	290,211 USD	6,914
Dassault Aviation SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,448,336 EUR	(78,765)
Dassault Aviation SA	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	4,146,000 EUR	(225,472)
Dassault Systemes SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	488,182 EUR	7,527
Davide Campari Milano SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	706,003 EUR	12,877
Dawson Geophysical Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	115,310 USD	(3,243)
Dean Foods Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	729,929 USD	(16,482)
Deere & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	46,425 USD	568
Del Frisco’s Restaurant Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	30,182 USD	(555)
Del Taco Restaurants, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	596,696 USD	2,367
Delek US Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	77,501 USD	(582)
Deluxe Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	21,772 USD	657
Denny’s Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	324,680 USD	9,657
Dentsply Sirona, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	275,211 USD	(1,920)
Deutsche Boerse AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	196,425 EUR	6,346
Deutsche Wohnen AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	375,922 EUR	(10,371)
DHT Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	960,473 USD	(41,222)
Diageo Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	59,358 GBP	(25)
Diamond Hill Investment Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	132,620 USD	3,881
Diasorin SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	171,095 EUR	2,273
Diebold Nixdorf, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	267,106 USD	(2,112)
Digi International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	712,887 USD	(22,436)
Digital Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	190,273 USD	(468)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Dillards, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	147,706 USD	$(785)
Dime Community Bancshares	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	74,915 USD	(2,223)
DineEquity, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	608,315 USD	24,599
Diodes, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	392,624 USD	(28,136)
Diplomat Pharmacy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	815,794 USD	(68,320)
Discovery, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	12,203 USD	37
DNA Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	134,260 EUR	(8,606)
DNO ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	6,786,115 NOK	(10,225)
Dollar General Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	957,826 USD	988
Domtar Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	350,789 USD	(2,246)
Donaldson Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	377,478 USD	5,080
Dorian LPG Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	293,280 USD	14,437
Dorman Products, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	344,254 USD	13,039
Douglas Dynamics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	474,184 USD	1,082
Douglas Emmett, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	237,303 USD	(644)
Dover Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,816 USD	5,065
DowDuPont, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	121,778 USD	2,167
Drax Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	207,506 GBP	2,160
Drive Shack, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	186,917 USD	(28,267)
DSW, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	441,049 USD	17,750
Ducommun, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	425,442 USD	(13,351)
Duke Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	183,406 USD	(476)
Dunkin Brands Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	419,738 USD	15,242
DXC Technology Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	100,033 USD	(2,474)
Dynex Capital, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	221,792 USD	4,080
Eagle Bulk Shipping, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	591,393 USD	5,360
Eagle Materials, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	173,393 USD	27,410
Eagle Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	5,923 USD	(15)
Easterly Government Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	38,184 USD	(21)
EastGroup Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	516,477 USD	1,979
Eastman Chemical Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	420,200 USD	24
Eaton Corp. PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	309,459 USD	(3,734)
EchoStar Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	757,464 USD	(15,670)
Ecolab, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	527,196 USD	4,190
Edenred	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	831,000 EUR	(21,986)
Edgewell Personal Care Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,651 USD	251
Egypt Treasury Bills	08/19/19	1T	0.00%	Deutsche Bank AG	50,800,000 USD	96,965
Egypt Treasury Bills	08/15/19	6M	0.00%	Goldman Sachs International	22,750,000 USD	40,629
Egypt Treasury Bills	07/25/19	1T	0.00%	Citibank, N.A.	4,556,381 USD	8,355
Ehealth, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	588,209 USD	1,215
Elanco Animal Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	130,953 USD	(1,743)
Electricite de France SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,452,603 EUR	(154,844)
Electricite de France SA	09/02/20	M	0.07%	JPMorgan Chase Bank, N.A.	125,800 EUR	(4,375)
Electronics for Imaging	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	193,134 USD	(5,103)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Elekta AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	5,373,099 SEK	$(2,737)
Element Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	81,784 USD	390
Eli Lilly & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,311,240 USD	11,144
Elisa Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	223,860 EUR	(2,656)
Emcor Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	216,800 USD	1,344
Emerald Expositions Events, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	503,004 USD	7,129
Emergent BioSolutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	476,602 USD	15,514
Emerson Electric Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	74,633 USD	136
Employers Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	188,394 USD	163
Enagas SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	359,297 EUR	(16,967)
Enanta Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	106,582 USD	(1,128)
ENCE Energia y Celulosa, SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	130,641 EUR	(177)
Encompass Health Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	899,838 USD	(34,993)
Encore Wire Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	508,924 USD	(20,266)
Endesa Sa	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	912,912 EUR	(8,485)
Enel SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	236,994 EUR	5,908
Energy Recovery, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	47,398 USD	(1,217)
Enersys	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	16,804 USD	7
Engie SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	8,759,545 EUR	(122,606)
Ennis, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	825,008 USD	(7,458)
EnPro Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	327,090 USD	(12,767)
Ensign Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	832,517 USD	12,528
Entercom Communications Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	722,738 USD	(68,536)
Enterprise Financial Service	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	15,540 USD	(251)
Entravision Communications Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	374,797 USD	(25,289)
Enzo Biochem, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	190,140 USD	8,877
ePlus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	325,195 USD	(8,930)
EPR Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	563,130 USD	3,469
Equinix, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	66,985 USD	536
Equity Commonwealth	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	228,205 USD	(650)
Equity LifeStyle Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	843,970 USD	1,164
Equity Residential	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,119,909 USD	2,510
Era Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	346,637 USD	(16,963)
ERG SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	133,616 EUR	6,295
Ericsson LM	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	10,243,170 SEK	(56,066)
Erie Indemnity Company	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,312,939 USD	20,427
Eros International PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	179,163 USD	(16,215)
ESCO Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	821,453 USD	(35,593)
Essent Group Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	142,099 USD	(495)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Essex Property Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	857,192 USD	$(464)
Essity Aktiebolag	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	13,554,006 SEK	3,120
Ethan Allen Interiors, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,150,597 USD	(3,045)
EURonet Worldwide, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	114,401 USD	1,810
Everest Re Group Ltd.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	1,487,285 USD	3,271
Everi Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	58,211 USD	(182)
EVERTEC, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	375,218 USD	(16,386)
Evolent Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	739,914 USD	(60,656)
Evolution Gaming Corp.	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	2,233,578 SEK	8,489
Evolution Petroleum Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	416,813 USD	(24,733)
EvotecAG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	312,490 EUR	27,271
Evraz PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	702,848 GBP	18,670
EW Scripps Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	809,678 USD	(33,308)
Exantas Capital Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	373,687 USD	(2,445)
Exlservice Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,320 USD	(558)
Experian PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	622,165 GBP	(5,420)
Exponent, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	727,999 USD	139
Express, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	330,260 USD	12,825
Extended Stay America, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	575,994 USD	(14,087)
Exterran Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	307,583 USD	(13,736)
Extra Space Storage, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	412,028 USD	3,255
Exxon Mobil Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	434,902 USD	(2,056)
Fabege AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	6,182,939 SEK	23,776
Fabrinet	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	261,790 USD	(6,744)
Factset Research Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	285,842 USD	5,131
Fair Isaac Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	24,861 USD	129
Farmer Bros. Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	311,487 USD	(26,144)
Fastenal Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	138,511 USD	206
Fastighets Ab Balder B Shares	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	5,483,870 SEK	20,057
FBL Financial Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	439,918 USD	(13,987)
Federal Realty Investment Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	371,586 USD	6,398
Federal Signal Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	296,291 USD	4,647
FedNat Holding Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	167,255 USD	(4,064)
Ferrovial SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	410,304 EUR	6,030
Fidelity National Information Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	206,270 USD	6,471
Fiesta Restaurant Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	44,442 USD	(602)
Financial Institutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	273,252 USD	1,212
Finisar Corp.	11/12/20	M	2.74%	Goldman Sachs International	15,417,185 USD	(197,067)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First American Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,083 USD	$2,133
First Bancorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	127,070 USD	(1,517)
First BanCorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	854,995 USD	22,864
First Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	185,288 USD	2,924
First Busey Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	84,720 USD	(2,297)
First Community Bancshares	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	294,417 USD	(4,376)
First Data Corp.	01/21/21	M	2.84%	JPMorgan Chase Bank, N.A.	40,468,011 USD	1,172,986
First Defiance Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	109,289 USD	(1,054)
First Financial Bankshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	279,335 USD	14,707
First Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	92,173 USD	(697)
First Industrial Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	131,059 USD	798
First Interstate BancSystem, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	57,121 USD	(736)
First Mid-Illinois Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	136,129 USD	2,116
Five Prime Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	210,714 USD	(3,161)
Flexsteel Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	172,294 USD	(5,929)
Flow Traders	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	138,183 EUR	(5,000)
Flowers Foods, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	723,682 USD	25,353
Fluent, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	388,432 USD	(34,822)
Fluidigm Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	262,672 USD	(17,165)
Flushing Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	66,093 USD	333
FNF Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	145,500 USD	4,684
Fonar Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	80,677 USD	(4,692)
Foot Locker, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	141,241 USD	5,836
Ford Motor Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	780,674 USD	8,086
FormFactor, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	17,930 USD	219
Forrester Research, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	755,613 USD	(3,577)
Fortum Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	274,585 EUR	(25,138)
Forward Air Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	237,120 USD	5,682
Foundation Building Material	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	121,849 USD	—
Four Corners Property Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	525,955 USD	7,171
Fox Factory Holding Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	268,349 USD	(390)
Frank’s International NV	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	118,790 USD	(3,526)
Franklin Covey Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	45,686 USD	(678)
Franklin Electric Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	758,972 USD	(8,767)
FreightCar America, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	296,548 USD	(31,804)
Fresh del Monte Produce, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	557,668 USD	(1,607)
Freshpet, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	262,008 USD	(2,432)
FTI Consulting, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	274,342 USD	1,365

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
FutureFuel Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	784,799 USD	$(34,492)
Gamestop Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	876,759 USD	(30,593)
Gaming and Leisure Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	271,622 USD	7,007
Gannett Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,126,276 USD	11,116
Garmin Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	751,419 USD	12,606
GasLog Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	689,596 USD	(18,451)
GATX Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	608,765 USD	(3,075)
Gaztransport Et Technigaz SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	902,625 EUR	(23,178)
GCI Liberty, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	138,668 USD	(477)
Gemalto	08/26/20	M	0.03%	Credit Suisse Securities (Europe) Limited	1,583,193 EUR	(696)
Gemalto	11/11/20	M	0.03%	Goldman Sachs International	20,712,324 EUR	(9,111)
Genco Shipping Trading Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	767,482 USD	(81,803)
General Mills, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	573,318 USD	10,887
General Motors Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	708,451 USD	3,832
Genesco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	345,148 USD	27,542
Genomic Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	205,759 USD	(1,213)
Genpact Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	310,240 USD	4,692
Gentex Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	680,660 USD	8,667
Gentherm, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	660,632 USD	(16,688)
Genuine Parts Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	109,028 USD	2,554
GEO Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	93,891 USD	(579)
Georgian Government Bonds	09/22/20	M	0.00%	Morgan Stanley Capital Services LLC	50,899,024 USD	231,131
German American Bancorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	103,336 USD	(525)
Getlink SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	842,214 EUR	10,961
Getty Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	668,265 USD	(1,048)
Gibraltar Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	215,531 USD	3,682
Gilead Sciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,560,323 USD	5,768
Givaudan Reg	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	739,262 CHF	(4,063)
Gjensidige Forsikring ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	836,850 NOK	(6,330)
Glacier Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	52,825 USD	749
Gladstone Commercial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	398,919 USD	(5,306)
Glanbia PLC	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	166,699 EUR	(2,747)
Glaxosmithkline Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	286,437 GBP	7,338
GlaxoSmithKline PLC	07/27/20	M	0.55%	Morgan Stanley Capital Services LLC	18,486,930 GBP	499,377
Global Brass & Copper Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	226,445 USD	2,856
Global Medical Reit, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	563,424 USD	1,638
Global Water Resources, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	24,891 USD	(101)
Glu Mobile, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	108,668 USD	699
GN Store Nord A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	1,085,069 DKK	(1,929)
Gold Resource Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	47,925 USD	(243)
Goldcorp, Inc.	01/19/21	M	2.74%	Goldman Sachs International	3,987,669 USD	100,049
Goodyear Tire & Rubber Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	613,854 USD	(2,689)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gorman Rupp Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	749,812 USD	$(21,934)
GP Strategies Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	130,350 USD	(4,598)
Graco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	480,855 USD	6,372
Graham Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	122,339 USD	(5,403)
Graham Holdings Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	603,348 USD	14,247
Gray Television, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	223,299 USD	(2,437)
Great Ajax Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	197,247 USD	2,766
Great Lakes Dredge & Dock Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,041,545 USD	(10,044)
Great Portland Estates Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	378,074 GBP	(7,023)
Great Southern Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	327,165 USD	(13,014)
Green Brick Partners, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	196,741 USD	274
Green Plains, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	639,152 USD	(26,095)
Greenbrier Companies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	499,072 USD	(49,560)
Greencore Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	183,452 GBP	7,377
Greene King PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	440,466 GBP	(2,233)
Greenhill & Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,793 USD	(1,095)
Greggs PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	622,246 GBP	(5,870)
Greif, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	388,092 USD	(1,868)
Grieg Seafood ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	798,114 NOK	(1,736)
Griffon Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	329,312 USD	(5,949)
Group 1 Automotive, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	710,620 USD	21,266
Guess?, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	317,195 USD	6,107
H&R Block, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	349,129 USD	(4,321)
H.B. Fuller Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,799 USD	(84)
Habit Restaurants, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	19,820 USD	111
Hackett Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	650,094 USD	(24,003)
Hallador Energy Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	78,225 USD	(751)
Halliburton Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	67,194 USD	313
Halma PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	523,996 GBP	817
Hamilton Beach Brand	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	126,857 USD	4,243
Hamilton Lane, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	164,210 USD	697
Hannon Armstrong Sustainable	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	337,263 USD	6,646
Hanover Insurance Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	335,189 USD	(1,470)
HarborOne Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	82,529 USD	2,319
Harley Davidson, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	218,997 USD	4,662
Harmonic, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	691,892 USD	(31,671)
Hartford Financial Services Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	533,297 USD	7,607
Harvard Bioscience, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	36,819 USD	3,458
Haverty Furniture Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	984,160 USD	(34,305)
Hawkins, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	396,268 USD	(25,206)
Haynes International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	612,005 USD	504

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HCA Healthcare, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	721,543 USD	$(3,801)
Hcp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	709,568 USD	(6,632)
HealthCare Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	210,910 USD	(589)
Healthcare Trust of America, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	211,997 USD	(1,546)
HealthStream, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,064,316 USD	(9,737)
Heartland Express, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	120,694 USD	(561)
Heidrick & Struggles International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	184,942 USD	(2,836)
Helen of Troy Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	141,224 USD	711
Helix Energy Solutions Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	438,659 USD	(3,103)
Helmerich & Payne	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	619,432 USD	(5,605)
Helvetia Holding AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	401,140 CHF	(7,797)
Hemfosa Fastigheter AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	4,321,210 SEK	(285)
Hemisphere Media Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,055 USD	1,520
Henry Schein, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	76,717 USD	224
Hera SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	35,771 EUR	1,551
Herbalife Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	104,067 USD	111
Heritage Crystal Clean, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	393,642 USD	21,155
Heritage Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	119,797 USD	(593)
Herman Miller, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	529,324 USD	(8,731)
Hermes International	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	215,561 EUR	(1,633)
Hershey Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	853,515 USD	17,012
Heska Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	243,183 USD	(2,208)
Hewlett Packard Enterprise	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,056,615 USD	(38,914)
Highwoods Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	215,714 USD	1,346
Hikma PHarmaceuticals PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	299,117 GBP	6,523
Hill-Rom Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	371,032 USD	(3,804)
Hillenbrand, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	608,803 USD	(22,275)
Hiscox Ltd.	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	201,369 GBP	(5,755)
HMS Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	847,887 USD	(41,666)
HNI Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	586,821 USD	(16,959)
HollyFrontier Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	43,112 USD	(2,513)
Home Depot, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	102,253 USD	984
HomeServe PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	464,540 GBP	1,776
HomeTrust Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	354,267 USD	(7,162)
Honeywell International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,165,393 USD	9,184
Hooker Furniture Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	319,288 USD	12,401
Horace Mann Educators	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	117,507 USD	(1,807)
Horizon Bancorp Indiana	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	183,449 USD	(2,807)
Horizon Pharma PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	26,425 USD	243
Hormel Foods Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	921,015 USD	21,004

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hospitality Properties Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	264,844 USD	$808
Host Hotels & Resorts, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	40,736 USD	(45)
Hostess Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	265,065 USD	9,735
Houghton Mifflin Harcourt Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	425,184 USD	184
Houlihan Lokey, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	216,200 USD	2,918
HP, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	703,378 USD	(26,748)
Hudson Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	283,166 USD	(6,364)
Hudson Pacific Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	106,143 USD	(887)
Hufvudstaden AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	5,494,823 SEK	3,316
Humana, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	264,699 USD	2,897
Huntsman Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	29,579 USD	(5)
Hurco Companies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	442,362 USD	(4,055)
Huron Consulting Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	411,667 USD	(11,525)
Hyatt Hotels Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	82,165 USD	1,145
Hyster Yale Materials	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	662,365 USD	(12,013)
Iberdrola SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	517,518 EUR	3,432
ICA Gruppen AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	6,315,232 SEK	364
ICF International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	468,274 USD	4,411
Idera Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	210,005 USD	(22,684)
Idex Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	242,196 USD	1,195
IES Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	133,814 USD	(1,286)
IHS Markit Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	177,895 USD	1,450
Illinois Tool Works	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	508,748 USD	209
Imax Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	143,571 USD	(778)
IMCD NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	597,724 EUR	(494)
Immune Design Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	15,852 USD	2
Imperial Brands PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,681,590 GBP	2,742
Incyte Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	56,615 USD	(107)
Independence Contract Drilling, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	129,683 USD	(6,662)
Independence Holding Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	52,616 USD	(3,795)
Independence Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	298,125 USD	4,772
Independent Bankcorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	161,553 USD	(1,636)
Indtuit, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	60,745 USD	164
Indutrade AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	2,019,474 SEK	(5,754)
Inel Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	442,979 USD	(2,478)
Infineon Technologies AB	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	7,162,648 EUR	(720,058)
Information Services Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	109,245 USD	2,677
ING Groep NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,227,442 EUR	11,182
ING Groep NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,241,257 EUR	64,180
Ingersoll Rand Plc	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	545,661 USD	7,367
Ingles Markets, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	547,903 USD	(7,270)
Ingredion, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	320,509 USD	2,194

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Innogy SE	09/16/20	M	0.07%	JPMorgan Chase Bank, N.A.	17,656,331 EUR	$24,054
Innogy SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,385,596 EUR	3,250
Innophos Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	879,374 USD	(8,208)
Innospec, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	560,695 USD	7,502
Innoviva, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	312,640 USD	2,194
Inovalon Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	474,184 USD	(4,380)
Inovio Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	29,169 USD	78
Insight Enterprises, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	314,449 USD	(7,820)
Insperity, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,596 USD	11
Insteel Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	419,161 USD	15,912
Integer Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	592,130 USD	(59,288)
Integrated Device Technology, Inc.	09/29/20	M	2.74%	Goldman Sachs International	31,781,786 USD	763,985
Inter Parfums, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	584,036 USD	(4,541)
Intercontinental Exchange	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	477,282 USD	13,516
InterContinental Hotels Group PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	4,412,750 GBP	(37,120)
InterContinental Hotels Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	2,228,903 GBP	(18,749)
InterDigital, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	785,526 USD	(4,851)
International Business Machines Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	736,478 USD	(1,770)
International Game Technology PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	310,558 USD	(8,371)
International Speedway Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	893,830 USD	12,845
Interpublic Group of Cos., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,691 USD	(17,006)
INTL FCStone, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	3,856 USD	(212)
Intra-Cellular Therapies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	26,961 USD	(153)
Intrum Justitia AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	1,171,804 SEK	(1,860)
Invacare Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	729,624 USD	(23,832)
Investors Real Estate Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	107,271 USD	866
Iridium Communications, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	249,650 USD	(1,114)
Iron Mountain, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	132,465 USD	865
Italgas SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	272,151 EUR	556
Itt, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	233,004 USD	(424)
J&J Snack Foods Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	661,066 USD	10,192
J. Alexander’s Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	130,919 USD	1,346
J. Jill, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	277,412 USD	14,052
J2 Global, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	599,302 USD	230
Jabil, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	62,060 USD	(2,206)
Jack Henry & Associates, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	291,618 USD	2,788
Jack in the Box, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	375,430 USD	16,657
James River Group Holdings Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	520,461 USD	258

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Jardine Lloyd Thompson Group	11/11/20	M	1.13%	Goldman Sachs International	8,915,315 GBP	$48,738
Jazz Pharmaceuticals PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	131,507 USD	4,010
Jbg Smith Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	224,307 USD	968
JD Sports Fashion PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	214,961 GBP	12,026
Jernigan Capital, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	395,305 USD	(7,075)
JM Smucker Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,673 USD	8,806
John B. Sanfilippo & Son, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	956,908 USD	15,061
John Wiley & Sons, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	477,462 USD	(8,553)
Johnson & Johnson	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,591,953 USD	17,728
Johnson Controls International PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	406,215 USD	3,265
Johnson Outdoors, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	275,850 USD	6,165
Juniper Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	644,059 USD	(7,456)
K12, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	262,986 USD	7,119
Kadant, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	505,613 USD	(6,440)
Kaiser Aluminum Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	242,305 USD	250
Kaman Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	269,432 USD	269
KBC Group NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	285,583 EUR	(801)
KBC Group NV	04/01/19	M	0.00%	JPMorgan Chase Bank, N.A.	1,575,000 EUR	(20,192)
KBR, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	235,710 USD	930
Kearny Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	3,108 USD	45
Kellogg Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	428,349 USD	5,444
Kelly Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	851,271 USD	(8,027)
Kemper Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	624,292 USD	(6,568)
Kennametal, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	164,551 USD	(425)
Kering	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	154,000 EUR	3,870
Keurig Dr Pepper, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	263,663 USD	(298)
Kforce, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	714,909 USD	(14,932)
Kilroy Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,878 USD	(548)
Kimball Electronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	414,746 USD	(32,933)
Kimball International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	529,164 USD	(19,615)
Kimberly Clark Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	555,973 USD	9,506
Kimco Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	136,693 USD	2,483
Kinder Morgan, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	777,083 USD	(15,603)
Kindred Biosciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	373,505 USD	13,505
Kiniksa Pharmaceuticals Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	6,438 USD	244
Kinsale Capital Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	448,708 USD	151
Kirkland’s, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	419,913 USD	(29,417)
KKR Real Estate Finance Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	41 USD	(1)
KLA Tencor Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	124,798 USD	(3,478)
Knoll, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	640,610 USD	(21,288)
Knowles Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	397,317 USD	12,739
Kohl’s Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	560,261 USD	(6,319)
Koninklijke KPN NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	175,642 EUR	(1,609)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Koninklijke KPN NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	573,793 EUR	$1,087
Koninklijke KPN NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	10,147,822 EUR	(103,247)
Koninklijke KPN NV	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	10,045,122 EUR	(106,638)
Korian SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	416,033 EUR	20,526
Korn/Ferry International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	5,406 USD	(33)
Kraft Heinz Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	276,498 USD	(83)
Kratos Defense & Security Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,314 USD	(1,284)
Kroger Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	128,202 USD	456
Kronos Worldwide, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	425,681 USD	(7,464)
KVH Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	102,962 USD	(4,801)
L Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	139,616 USD	(2,020)
L.B. Foster Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	149,686 USD	5,014
La-Z-Boy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	385,850 USD	3,531
Laboratory Corporation of America Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	200,839 USD	2,319
Ladder Capital Corp. REIT	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	219,581 USD	777
Lakeland Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	163,115 USD	(1,408)
Lakeland Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	158,895 USD	777
Lamar Advertising Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	314,677 USD	(3,105)
Lamb Weston Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	322,658 USD	11,874
Lancaster Colony Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	695,817 USD	3,960
Landec Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	317,523 USD	5,257
Lannett Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	404,612 USD	15,292
Lantheus Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	236,745 USD	1,959
Las Vegas Sands Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	162,862 USD	(38)
Lattice Semiconductor Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	188,489 USD	(8,907)
Laureate Education, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	138,112 USD	(4,894)
Lci Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	199,396 USD	259
Leaf Group Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	98,091 USD	(1,683)
Lear Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	436,014 USD	5,044
Leg Immobilien AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	151,866 EUR	5,213
Leggett & Platt, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	459,801 USD	1,706
Leidos Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	491,906 USD	2,933
Lemaitre Vascular, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,656 USD	(2,933)
Lennox International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	140,521 USD	933
Lereoy Seafood Group	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	1,846,499 NOK	(2,101)
Lexington Realty Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	160,972 USD	(2,622)
LHC Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	409,738 USD	(3,879)
Liberty Broadband Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	347,565 USD	(2,632)
Liberty Expedia Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,933 USD	(3,256)
Liberty Latin America	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	105,503 USD	1,080
Liberty Media Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	46,145 USD	(327)
Liberty Property Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	213,942 USD	(942)
Life Storage, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	306,495 USD	3,796

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Limelight Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	7,132 USD	$446
Limoneira Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	423,208 USD	2,826
LIncoln Electric Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	318,030 USD	(1,505)
Lindblad Expeditions Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	635,747 USD	2,511
Linde PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	76,422 USD	635
Lindsay Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	389,832 USD	(3,543)
Lions Gate Entertainment Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	78,837 USD	(622)
Liquidity Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	214,390 USD	558
Lithia Motors, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	207,495 USD	9,911
Live Nation Entertainment, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	59,365 USD	(209)
Livent Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	131,325 USD	(3,601)
Liveperson, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	79,081 USD	(2)
Lloyds Banking Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	1,117,984 GBP	(5,413)
Loews Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	427,247 USD	1,727
Logmein, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	92,008 USD	(775)
London Stock Exchange Group	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	436,116 GBP	13,338
Loral Space & Communications	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	496,457 USD	(23,805)
Lowe’s Cos., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	52,791 USD	521
LPL Financial Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	394,505 USD	(17,211)
LSB Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	242,329 USD	(27,867)
LTC Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	413,408 USD	3,280
Luminex Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	776,709 USD	(33,877)
Lundin Petroleum AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	4,392,080 SEK	(10,563)
Luxoft Holding, Inc.	01/11/21	M	2.74%	Goldman Sachs International	11,843,228 USD	14,138
LVMH Moet Hennessy Louis Vuitton	09/26/19	M	0.42%	Credit Suisse Securities (Europe) Limited	161,416 EUR	2,474
LyondellBasell Industries NV	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	540,576 USD	(8,854)
M/I Homes, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	402,543 USD	(3,057)
Macatawa Bank Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	82,594 USD	167
Mack-Cali Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	132,677 USD	(299)
Macquarie Infrastructure Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	790,559 USD	6,965
Macy’s, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	306,395 USD	(1,599)
Magellan Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	326,055 USD	974
MallInckrodt PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,712,141 USD	(123,164)
Mammoth Energy Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	148,193 USD	(108)
Manhattan Associates, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	168,018 USD	674
ManpowerGroup, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	83,612 USD	1,228
Mantech International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	907,918 USD	2,697
Marcus Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	819,875 USD	4,274

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Marine Harvest	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	4,964,240 NOK	$(26,253)
Marine Products Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	170,876 USD	3,627
MarineMax, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	182,188 USD	5,273
Markel Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	140,183 USD	2,280
Marketaxess Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	364,177 USD	4,697
Marsh & Mclennan Cos.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	860,261 USD	11,319
Marten Transport Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	115,991 USD	5,164
Martin Marietta Materials, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	176,863 USD	3,394
Masonite International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	75,433 USD	(199)
Materion Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	323,481 USD	3,701
Matrix Service Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	631,041 USD	(46,323)
Matson, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	777,381 USD	(2,998)
Matthews International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	357,580 USD	(5,151)
Maxar Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,293,331 USD	(188,844)
Maxim Integrated Products	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	433,211 USD	(16,305)
Maximus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	391,430 USD	(1,040)
McCormick & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	429,138 USD	18,535
Mcdonald’s Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	424,023 USD	6,480
McGrath RentCorp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	544,592 USD	(16,398)
McKesson Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	588,587 USD	(8,086)
MDC Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,023,137 USD	12,038
Medical Properties Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	642,881 USD	(8,876)
Medidata Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	430,878 USD	(373)
Mednax, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	953,776 USD	(86,319)
Medtronic PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	927,623 USD	(10,266)
Meet Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	661,385 USD	(53,771)
Mellanox Technologies Ltd.	03/16/21	M	2.84%	JPMorgan Chase Bank, N.A.	11,482,255 USD	34,055
Mellanox Technologies Ltd.	03/15/21	M	2.74%	Goldman Sachs International	26,719,470 USD	79,246
Menlo Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	263,191 USD	(930)
Mercantile Bank Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	264,126 USD	2,280
Merck & Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,925,916 USD	9,699
Mercury General Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	195,267 USD	(3,349)
Meredith Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	455,903 USD	(12,994)
Meridian Bioscience, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,507,585 USD	42,024
Merit Medical Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	189,456 USD	3,083
Meritage Homes Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	399,154 USD	(1,906)
Mesa Air Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	734,175 USD	(26,968)
Mesa Laboratories, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	362,757 USD	(2,485)
Methode Electronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	373,569 USD	(15,431)
Metlife, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	139,705 USD	862

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Metso Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	177,577 EUR	$(3,948)
MGIC Investment Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	20,757 USD	(49)
Microsoft Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	308,362 USD	1,584
Microstrategy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	394,727 USD	(9,724)
Mid-America Apartment Communities	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	386,529 USD	5,091
Middlesex Water Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	248,651 USD	(10,582)
Midstates Petroleum Co, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	577,206 USD	(52,059)
Midwestone Financial Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	8,689 USD	(269)
Miller Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	554,463 USD	(25,015)
Millicom International Cellular SA	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	1,544,960 SEK	(1,024)
Minerals Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	423,734 USD	1,377
Minerva Neurosciences, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	341,475 USD	(18,491)
miRagen Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	159,168 USD	(31,921)
Mistras Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	222,681 USD	(2,550)
Mitek Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	31,612 USD	1,179
Mobile Mini, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	240,020 USD	(5,054)
MobileIron, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	21,418 USD	(572)
Model N, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	202,267 USD	(575)
Modine Manufacturing Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	350,503 USD	(3,393)
Molina Healthcare, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	33,175 USD	186
Molson Coors Brewing Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	66,456 USD	293
Monarch Casino & Resort, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	563,620 USD	(5,968)
Moncler SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	73,872 EUR	(184)
Mondelez International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	871,590 USD	7,351
Moneysupermarket.com Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	225,790 GBP	4,846
Monotype Imaging Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,020,205 USD	(4,980)
Moody’s Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	252,114 USD	(580)
MOOG, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	136,993 USD	40
Morningstar, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	445,665 USD	14,072
Mosaic Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	251,587 USD	1,494
Motorcar Parts of America, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	88,012 USD	(4,890)
Motorola Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	474,589 USD	2,418
Movado Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	45,906 USD	5,462
MSA Safety, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	185,331 USD	3,270
MSC Industrial Direct Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	455,324 USD	3,469
MSCI, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	342,562 USD	3,817
MSG Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	274,444 USD	(4,026)
MSHCCXBI	07/29/20	M	2.91%	Morgan Stanley Capital Services LLC	26,178,136 USD	847

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MTS Systems Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	951,405 USD	$175
MTU Aero Engines AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	438,376 EUR	11,471
Mueller Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	646,134 USD	(12,251)
Mueller Water Products, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	345,714 USD	(9,705)
Murphy Oil Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	529,215 USD	(28,537)
Murphy Usa, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	265,246 USD	8,566
Mustang Bio, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,015 USD	(145)
Myers Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	107,466 USD	(5,370)
Mylan NV	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	202,668 USD	(2,786)
MYR Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	318,201 USD	(6,393)
Myriad Genetics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	95,793 USD	(1,207)
Nacco Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	193,256 USD	(1,583)
Nanometrics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	97,033 USD	(224)
Napco Security Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	42,333 USD	329
Nasdaq, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	370,130 USD	10,539
National Bank Holdings Corp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	74,308 USD	427
National CineMedia, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	921,939 USD	(40,696)
National Fuel Gas Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,174,329 USD	1,529
National General Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	185,537 USD	(2,508)
National Health Investors, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	453,299 USD	(6,821)
National Healthcare Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,312,286 USD	(55,637)
National Oilwell Varco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,319 USD	419
National Presto Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,303,757 USD	(25,255)
National Research Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	309,638 USD	(7,362)
National Retail Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	512,617 USD	7,219
National Storage Affiliates	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	158,905 USD	2,433
National Western Life Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	149,871 USD	(788)
Natural Gas	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	705,623 EUR	4,470
Natural Gas Services Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	242,352 USD	(5,343)
Natural Grocers by Vitamin C	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	342,739 USD	(7,984)
Natural Health Trends Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	434,528 USD	(1,003)
Natus Medical, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	364,842 USD	(20,360)
Navigant Consulting, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	347,115 USD	(3,878)
Navigators Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	508,266 USD	108
NBT Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	334,584 USD	93
Nemetschek	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	192,375 EUR	27,174
Neogenomics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	347,577 USD	14,196

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Neophotonics Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	234,942 USD	$1,474
Neste Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,067,192 EUR	7,609
Netcompany Group A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	965,076 DKK	13,612
Netgear, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	365,428 USD	(20,417)
NetScout Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	561,806 USD	3,018
New Home Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	110,504 USD	3,350
New Jersey Resources Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	922,020 USD	290
New Media Investment Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,729,205 USD	(200,867)
New York Mortgage Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	450,216 USD	(5,116)
New York Times Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	136,563 USD	454
Newell Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	226,263 USD	(4,355)
Newmarket Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	567,818 USD	(2,890)
Newpark Resources, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	170,280 USD	2,835
News Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	362,563 USD	(11,568)
Nexpoint Residential Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	511,518 USD	16,654
NextGen Healthcare, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	955,189 USD	(18,010)
Nibe Industrier AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	7,508,783 SEK	20,878
NIC, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	969,942 USD	(6,203)
Nielsen Holdings PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	104,617 USD	(14,292)
NIKE INC CL B	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	79,526 USD	1,400
Nine Energy Service, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	143,837 USD	(5,468)
NMI Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	720,302 USD	(3,108)
NN, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	411,929 USD	(24,809)
NOKia OYJ	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	655,196 EUR	(59,383)
Nordex SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	275,861 EUR	33,912
Nordson Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	139,219 USD	1,650
Northern Trust Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	26,332 USD	(22)
Northrim Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	170,197 USD	(4,431)
Northstar Realty EURope Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	251,976 USD	(1,957)
Northwest Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	454,372 USD	6,499
Northwest Natural Holding, Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,096,130 USD	(8,509)
Northwest Pipe Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	427,181 USD	(10,781)
Northwestern Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	364,688 USD	(387)
NOS SGPS SA	03/27/20	M	0.03%	Credit Suisse Securities (Europe) Limited	386,640 EUR	5,393
Novanta, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	30,596 USD	77
Novartis AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	305,285 CHF	8,622
NOW, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,767 USD	(1,630)
Nucor Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	215,588 USD	5,092
NuVasive, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	907 USD	2
NVE Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	689,565 USD	9,663
Nvidia Corp.	01/27/20	M	2.49%	Credit Suisse Securities (Europe) Limited	520,592 USD	11,624
O’Reilly Automotive, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	53,266 USD	319

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ocado Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	915,161 GBP	$121,207
Occidental Petroleum Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	320,488 USD	(2,530)
OceanFirst Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	137,784 USD	1,595
Odonate Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,229 USD	1,031
Office Depot, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	794,352 USD	9,518
OFG Bancorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	843,523 USD	7,922
Oil-Dri Corp. of America	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	5,477 USD	97
Old Line Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	46,216 USD	(2,139)
Old Mutual Ltd.	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	275,118 GBP	(4,459)
Old Republic International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	269,542 USD	1,685
Old Second Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	221,138 USD	(8,933)
Olin Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	351,922 USD	(1,976)
Ollie’s Bargain Outlet Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,894 USD	(263)
Olympic Steel, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	526,246 USD	(26,817)
Omega Healthcare Investors, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	435,707 USD	11,487
Omnicell Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	794,714 USD	(7,009)
Omnicom Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	568,410 USD	(9,015)
OMNOVA Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	24,025 USD	(2,347)
ON Semiconductor Corp.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	2,833,915 USD	(207,661)
One Gas Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,655,514 USD	(7,569)
One Liberty Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	291,497 USD	(4,977)
Oneok, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	586,158 USD	1,056
Onespan, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	307,660 USD	(1,947)
Ooma, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	351,651 USD	(28,515)
OPKO Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	355,131 USD	(14,361)
Oppenheimer Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	146,624 USD	(651)
Oracle Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	195,952 USD	3,527
Orange Belgium	07/27/20	M	0.63%	JPMorgan Chase Bank, N.A.	1,036,851 EUR	15,966
Orange Belgium	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	468,083 EUR	7,208
Orasure Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	91,902 USD	(3,260)
ORBCOMM, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	134,020 USD	(678)
Orchid Island Capital, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	34 USD	(1)
Orion Group Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	261,060 USD	(38,813)
Orion Oyj	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	249,345 EUR	(12,931)
Oritani Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	571,886 USD	(3,772)
Orsted A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	7,364,116 DKK	(7,409)
Orthofix Medical, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	294,191 USD	889
Osi Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	214,329 USD	(1,023)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Otter Tail Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	131,977 USD	$1,690
Outfront Media, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	88,294 USD	275
Owens & Minor, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	2,825,452 USD	(265,363)
Oxford Immunotec Global PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	351,347 USD	(14,656)
Oxford Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	305,311 USD	(1,261)
Paccar, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	842,538 USD	149
Pacific Biosciences of California, Inc.	11/04/20	M	2.74%	Goldman Sachs International	6,810,282 USD	(111,188)
Panhandle Oil and Gas, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	182,307 USD	(8,100)
Par Pacific Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	236,060 USD	(1,841)
Park Electrochemical Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	600,631 USD	(30,298)
Park Hotels & Resorts, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	141,923 USD	(2,467)
Park Ohio Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	332,716 USD	(1,663)
Parker Hannifin Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	347,071 USD	4,750
Party City Holdco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	184,518 USD	(9,362)
Pattern Energy Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	385,903 USD	703
Patterson Cos, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	3,227,270 USD	(121,664)
Paychex, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	884,422 USD	10,450
PBF Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	217,485 USD	(13,985)
PC Connection, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	962,464 USD	(24,042)
PCSB Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	212,647 USD	2,975
PDF Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	325,652 USD	(19,112)
PDL Biopharma, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,679,899 USD	(30,663)
Peabody Energy Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	263,638 USD	(14,759)
Peapack Gladstone Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	12,804 USD	44
Pearson Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	270,563 GBP	422
Penn Virginia Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	182,099 USD	(19,502)
Pennon Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	215,271 GBP	(16,066)
PennyMac Mortgage Investment Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	47,484 USD	(183)
Penske Automotive Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	833,481 USD	22,995
Pentair PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	558,667 USD	11,862
Peoples Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	217,695 USD	(4,002)
Perficient, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	483,704 USD	(16,842)
Performance Food Group Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	110,213 USD	3,118
Pernod Ricard SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,512,892 EUR	(1,719)
Perrigo Co. PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	691,103 USD	(3,667)
Perspecta, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	21,761 USD	(1,016)
Pfizer, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	2,033,941 USD	9,333
Phibro Animal Health Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	834,145 USD	16,991
Philip Morris International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	321,218 USD	(2,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Phillips 66	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	198,913 USD	$(2,197)
Photronics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,168,228 USD	1,626
Physicians Realty Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	219,510 USD	(1,276)
PICO Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	220,475 USD	(11,021)
Piedmont Office Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	210,615 USD	2,159
Pitney Bowes, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	183,514 USD	2,986
Playtech Ltd.	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	4,815,307 GBP	111,902
Plexus Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	140,868 USD	(6,839)
Plus 500 Ltd.	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	102,233 GBP	355
Polymetal International PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	97,213 GBP	(1,017)
PolyOne Corporation	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	157,388 USD	212
Popular, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	229,551 USD	3,262
Post Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	143,621 USD	(526)
Poste Italiane SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	718,833 EUR	3,558
Potbelly Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	455,216 USD	5,413
Powell Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	343,757 USD	(36,335)
Power Integrations, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	353,995 USD	(13,667)
PPG Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	298,333 USD	9,351
Pq Group Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	633,528 USD	(4,913)
Premier, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	371,688 USD	(1,886)
Presidio, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	443,705 USD	(3,863)
Prestige Brands Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	560,834 USD	15,592
PriceSmart, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	158,740 USD	(5,416)
Primerica, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	434,766 USD	2,042
Primoris Services Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	128,740 USD	(6,832)
Procter & Gamble Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	542,841 USD	6,127
Progress Software Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	399,495 USD	77,926
Progressive Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	713,169 USD	(8,994)
Prologis, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	563,619 USD	2,196
Providence Service Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	455,784 USD	3,694
Provident Financial Services	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	304,238 USD	1,497
Prudential Financial, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	112,443 USD	2,315
Prudential PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,477,853 GBP	(61,554)
Prudential PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	9,939,479 GBP	(598,296)
PS Business Parks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	825,030 USD	4,757
Psp Swiss Property AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	906,422 CHF	5,076
Public Storage	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	520,260 USD	(6,517)
Publicis Groupe	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,554,748 EUR	(156,360)
Publicis Groupe	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	6,449,699 EUR	(202,966)
PulteGroup, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	227,064 USD	(5,705)
Puma SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	753,000 EUR	28,719
Pyxus International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	950,603 USD	(184,929)
QAD, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	495,656 USD	8,478
Qcr Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	14,268 USD	114
Qiagen N.V.	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	639,578 EUR	12,112
Qinetiq Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	657,467 GBP	(17,271)
QTS Realty Trust, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	103,008 USD	379

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Quaker Chemical Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	542,844 USD	$(7,162)
Qualcomm, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	427,694 USD	(5,387)
Quanex Building Products	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	470,210 USD	1,484
Quanta Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	121,368 USD	1,589
Quantenna Communications, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	245,495 USD	32,962
Quest Diagnostics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,167,468 USD	6,258
R1 RCM, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	39,270 USD	87
Radiant Logistics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	528,971 USD	46,319
Radnet, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	207,763 USD	(17,539)
Ramaco Resources, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	81,187 USD	(8,965)
Rambus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	455,692 USD	(16,395)
Raven Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	354,193 USD	26,399
RCI Hospitality Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	367,566 USD	14,976
Reading International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	122,235 USD	673
Ready Capital Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	268,604 USD	(3,077)
Realty Income Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	986,389 USD	8,068
Reckitt Benckiser Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	750,888 GBP	(22,503)
Recordati SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	259,539 EUR	(14,732)
Red Electrica Corp SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	502,549 EUR	(15,579)
Red Hat, Inc.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	18,053,542 USD	16,950
Red Hat, Inc.	11/02/20	M	2.74%	Goldman Sachs International	30,866,371 USD	28,748
Red Lion Hotels Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	176,010 USD	2,930
Redrow PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	94,357 GBP	(610)
Regal Beloit Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	454,855 USD	(9,892)
Regency Centers Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	246,774 USD	5,571
Regeneron Pharmaceuticals	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,493 USD	(60)
Regis Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	516,812 USD	25,648
Reinsurance Group of America	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	98,488 USD	330
Reliance Steel & Aluminum	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	222,730 USD	6,170
Renaissancere Holdings Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	280,950 USD	(407)
Renault SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,623,377 EUR	(18,958)
Renault SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,586,800 EUR	(58,555)
Renewable Energy Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	709,343 USD	(21,622)
Rentokil Initial PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	344,723 GBP	1,402
Repligen Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,593 USD	(15,326)
Republic Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	4,560 USD	180
Resideo Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	381,580 USD	(16,884)
ResMed, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	324,053 USD	9,171
Resources Connection, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	712,123 USD	(18,452)
Retrophin, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	95,822 USD	(4,442)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
REX American Resources Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	689,622 USD	$(26,443)
Rexford Industrial Realty, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	185,458 USD	933
Ribbon Communication, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	540,114 USD	(8,052)
Rignet, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	156,938 USD	(21,965)
Rio Tinto PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	366,197 GBP	19,880
RLI Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	707,746 USD	13,485
Robert Half International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	221,933 USD	7,626
Roche Holding Ag Genusschein	11/25/20	M	0.49%	JPMorgan Chase Bank, N.A.	5,413,000 CHF	74,316
Roche Holdings AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	2,007,682 CHF	27,564
Rocky Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	184,028 USD	(13,600)
Roper Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	543,481 USD	2,645
Rosetta Stone, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	149,891 USD	—
Ross Stores, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	46,736 USD	745
Royal Caribbean Cruises Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	30,872 USD	649
Royal Dutch Shell PLC	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,646,211 EUR	(24,202)
Royal Dutch Shell PLC	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,642,000 EUR	(51,601)
Royal Gold, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	11,752 USD	(295)
Royal Unibrew	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	2,904,180 DKK	5,398
RPC Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	336,877 GBP	(4,616)
RPC Group PLC	02/23/21	M	1.13%	JPMorgan Chase Bank, N.A.	1,996,000 GBP	(27,351)
RPC Group PLC	03/10/21	M	1.13%	Goldman Sachs International	2,524,700 GBP	(34,596)
RPC, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	109,821 USD	6,184
Rpm International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	299,103 USD	(1,126)
RR Donnelley & Sons Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	232,589 USD	(3,876)
RSA Insurance Group PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	2,585,000 GBP	(59,913)
RSA Insurance Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	3,832,733 GBP	(88,831)
Rudolph Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	279,070 USD	(6,223)
Ruth’s Hospitality Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	281,426 USD	2,777
RWE AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	496,290 EUR	20,530
Ryder System, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	148,426 USD	4,566
Ryman Hospitality Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	89,371 USD	(1,374)
S&P Global, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	388,984 USD	955
S&T Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	132,585 USD	1,184
Sabre Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	381,445 USD	(4,232)
Safehold, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	85,507 USD	4,568
Safety Insurance Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	949,262 USD	(9,545)
Safran SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,642,709 EUR	55,105
Safran SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	9,546,825 EUR	115,105
Salmar ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	2,232,432 NOK	2,017

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sanderson Farms, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	72,448 USD	$1,250
SandRidge Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	239,541 USD	(10,017)
Sanmina Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	274,973 USD	(17,660)
Sanofi	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,237,285 EUR	(45,541)
Sanofi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	3,987,000 EUR	(56,088)
SAP SE	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	6,932,108 EUR	219,871
Sartorius AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	329,371 EUR	10,436
SAS AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	2,744,858 SEK	(8,584)
Saul Centers, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	154,977 USD	1,701
SBA Communications Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	512,622 USD	15,479
SBM Offshore NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	267,521 EUR	(10,257)
ScanSource, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	724,083 USD	(52,601)
Schibsted ASA	09/26/19	M	1.74%	Credit Suisse Securities (Europe) Limited	6,884,417 NOK	(34,508)
Schlumberger Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	624,926 USD	9,192
Schnitzer Steel Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	855,603 USD	(30,171)
Scholastic Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	887,876 USD	(14,190)
Schweitzer Mauduit International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	545,031 USD	1,270
Science Applications International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	191,961 USD	10,572
SCOR SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	749,256 EUR	(10,945)
SCOR SE	11/25/20	M	0.07%	JPMorgan Chase Bank, N.A.	13,685,564 EUR	(309,096)
Scorpio Bulkers, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	612,099 USD	(57,745)
Scorpio Tankers, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	325,563 USD	5,507
Scotts Miracle Gro Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	394,917 USD	1,205
Scout24 AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	154,836 EUR	604
Seacor Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	626,498 USD	(12,550)
SeaCor Marine Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	102,291 USD	(1,507)
Sealed Air Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	70,366 USD	(32)
SeaWorld Entertainment, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	61,201 USD	2,168
Secureworks Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	421,947 USD	(25,556)
Segro PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	527,482 GBP	(1,019)
Select Medical Holdings Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	235,746 USD	(4,473)
Selective Insurance Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	478,761 USD	901
Semgroup Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	860,961 USD	(13,794)
Sensient Technologies Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	326,921 USD	6,877
Seres Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	86,443 USD	2,193
Seritage Growth Properties	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	124,255 USD	(712)
Service Corporation International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	108,218 USD	869
SES SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	120,816 EUR	(1,784)
Shenandoah Telecommunications Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	477,687 USD	(8,580)
Shiloh Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	96,884 USD	(4,858)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Ship Finance Internatiional Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,191,825 USD	$(2,890)
Shoe Carnival, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	425,958 USD	26,097
Sienna Biopharmaceuticcals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	65,931 USD	(11,881)
Sierra Bancorp	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	200,771 USD	2,256
Siga Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,241 USD	74
Silgan Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	63,163 USD	690
SilverBow Resources, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	302,829 USD	(10,292)
Simcorp A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	4,414,812 DKK	21,788
Simon Property Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	720,748 USD	12,647
Simpson Manufacturing Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	143,337 USD	5,668
Simulations Plus, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	269,557 USD	4,408
Sirius XM Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	172,768 USD	(8,956)
Six Flags Entertainment Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	427,108 USD	4,902
Skywest, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	104,928 USD	3,435
Smart & Final Stores, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	119,237 USD	(6,176)
Smith & Nephew PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	706,462 GBP	(4,210)
Smith & Nephew PLC	07/27/20	M	1.03%	JPMorgan Chase Bank, N.A.	5,535,005 GBP	(32,983)
SNAM SPA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	630,291 EUR	(309)
Snap-on, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	177,435 USD	2,250
Sonic Automotive, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	850,291 USD	25,750
Sonoco Products Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	284,731 USD	5,876
Sonova Holding AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	736,576 CHF	3,964
Southern National Bancorp of Virginia, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	237,810 USD	(5,549)
Southside Bancshares, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	51,352 USD	421
Southwest Gas Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	779,465 USD	(6,057)
SP Plus Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	393,836 USD	9,941
Spark Therapeutics, Inc.	03/01/21	M	2.74%	Goldman Sachs International	17,448,904 USD	93,969
Spartannash Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	816,575 USD	(28,312)
Speedway Motorsports, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	258,138 USD	(3,914)
Spie SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,029,120 EUR	(147,049)
Spie SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	1,988,455 EUR	(72,572)
Spirax Sarco Engineering PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	266,266 GBP	1,940
Spire, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,158,144 USD	9,387
Spirit Airlines, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,794 USD	807
Spirit Realty Capital, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,386 USD	1,174
Spok Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	451,161 USD	(2,586)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sportsman’s Warehouse Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	139,735 USD	$(12,208)
Sprint Corp.	10/07/20	M	2.74%	Goldman Sachs International	24,589,503 USD	(2,501,953)
SPS Commerce, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	293,882 USD	(8,157)
Spx Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	39,258 USD	298
SSP Group Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	123,876 GBP	(1,455)
Stag Industrial, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	407,508 USD	10,142
Standard Motor Products, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	923,869 USD	4,268
Standex International Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	235,141 USD	(1,655)
State Auto Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	423,241 USD	(1,371)
Steelcase, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	767,264 USD	(37,611)
Stepan Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	653,015 USD	(5,542)
STERIS PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	534,725 USD	12,347
Sterling Construction Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	549,290 USD	(11,205)
Steven Madden Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	258,355 USD	3,566
Stewart Information Services Corp	12/16/20	M	2.74%	Goldman Sachs International	1,728,433 USD	7,727
STMicroelectronics NV	10/04/19	M	0.00%	Credit Suisse Securities (Europe) Limited	38,594 EUR	(3)
STMicroelectronics NV	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,030,356 EUR	(119,498)
Stock Yards BanCorp. Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	230,757 USD	(1,559)
Stoneridge, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	260,649 USD	909
Store Capital Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	382,101 USD	3,685
Stratasys Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	534,192 USD	(11,963)
Straumann Holding AG REG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	191,957 CHF	3,872
Stryker Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	188,382 USD	52
Sturm Ruger & Co., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	349,839 USD	5,660
Suez	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,805,816 EUR	(39,474)
Sun Communities, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	497,989 USD	4,535
Suncoke Energy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	274,198 USD	(22,800)
Sunrun, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	77,452 USD	(375)
Superior Group Of Cos, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	97,893 USD	2,741
Superior Industires International	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	654,240 USD	(51,881)
Surgery Partners, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	753,772 USD	(107,913)
Surmodics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	575,156 USD	(22,830)
Swedbank Ab A Shares	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	1,631,764 SEK	(46,721)
Swedish Match AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	3,853,969 SEK	2,729
Swedish Orphan Biovitrum AB	09/26/19	M	0.30%	Credit Suisse Securities (Europe) Limited	4,648,297 SEK	(7,007)
Swiss Life Holding AG	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	986,942 CHF	4,085
Sykes Enterprises, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	733,306 USD	(7,443)
Symrise AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	38,204 EUR	(149)
Syneos Health, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	221,528 USD	1,765
Synlogic, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	191,623 USD	(6,799)
Synopsys, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	155,847 USD	1,909
Sysco Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	425,914 USD	4,688

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Systemax, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,259 USD	$4,814
T. Rowe Price Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	53,607 USD	57
Tactile Systems Technology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	259,371 USD	(23,976)
TAG Immobilien AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	671,627 EUR	4,825
Targa Resources Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	326,502 USD	(3,575)
Target Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	935,360 USD	2,398
Tate & Lyle Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	211,259 GBP	1,219
Taylor Morrison Home Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	363,404 USD	(2,139)
TD Ameritrade Holding Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	56,998 USD	(410)
Team, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	67,828 USD	(1,293)
Technogym Spa	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	311,211 EUR	3,861
Teekay Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	552,252 USD	(47,630)
Tegna, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	446,629 USD	(11)
Teladoc, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	40,239 USD	15
Teleflex, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	44,717 USD	305
Telenav, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,766 USD	(41,083)
Teleperformance	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	521,028 EUR	(13,542)
Telephone and Data Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	700,455 USD	(16,621)
Tennant Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	322,615 USD	(4,528)
Tenneco, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	155,914 USD	(6,999)
Terna Rete Elettrica Nazionale SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	573,748 EUR	11,365
Terraform Power, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	749,652 USD	(4,340)
Terreno Realty Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	386,817 USD	246
Territorial BanCorp. Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	98,909 USD	443
Tetra Tech, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	56,209 USD	(75)
Texas Instruements, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	257,219 USD	(10,076)
Texas Roadhouse, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	246,997 USD	4,811
Textainer Group Holdings Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	562,318 USD	(37,995)
TFS Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	683,411 USD	5,859
Thales SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	6,708,661 EUR	(95,031)
Theravance Biopharma, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	294,316 USD	(17,855)
Thermon Group Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	196,268 USD	(3,693)
Tile Shop Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	449,725 USD	(53,237)
Tilly’s, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	722,046 USD	(29,292)
Timken Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	278,327 USD	(5,135)
Tivo Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	2,141,472 USD	(20,408)
TJX Companies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	271,979 USD	1,521
Tocagen, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	197,467 USD	(1,698)
Toll Brothers, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	353,086 USD	(8,173)
Tompkins Financial Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	58,927 USD	(201)
Tootsie Roll Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,014,385 USD	2,007
Topdanmark A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	5,142,306 DKK	(14,596)
Torchmark Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	347,466 USD	822

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Toro Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,166 USD	$352
Total SA	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	5,193,584 EUR	(110,794)
Total SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,412,187 EUR	(51,459)
Tower International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	748,154 USD	(21,273)
Towne Bank	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	120,080 USD	(2,888)
Tractor Supply Company	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	160,199 USD	5,113
Traveler’s Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	618,924 USD	8,857
Trecora Resources	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	95,264 USD	(728)
Tredegar Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	657,083 USD	(78,771)
TreeHouse Foods, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	424,993 USD	10,526
Tri Pointe Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	51,358 USD	(2,164)
Tribune Media Co.	12/07/20	M	2.74%	Goldman Sachs International	33,337,253 USD	21,690
TriMas Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	490,177 USD	(18,982)
Trinity Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	627,404 USD	(33,610)
Triple-S Management Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,292,782 USD	(130,331)
Triton International Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,153,771 USD	(4,999)
TrueBlue, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	85,088 USD	253
Trustmark Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	67,069 USD	1,301
Tryg A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	6,725,073 DKK	(6,051)
TTEC Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	770,091 USD	(566)
TTM Technologies	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	266,559 USD	(6,833)
Tucows, Inc. Class A	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	402,540 USD	1,493
Tupperware Brands Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	242,212 USD	824
Turning Point Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	117,876 USD	2,004
Tutor Perini Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	678,217 USD	(38,220)
Tyson Foods, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	387,244 USD	11,354
U.S. Physical Therapy, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	919,127 USD	(23,851)
Ubiquiti Networks, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	254,177 USD	6,918
UCB SA	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	483,139 EUR	(566)
Udr, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	811,904 USD	2,466
UFP Technologies, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	161,951 USD	9,005
UGI Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,035,880 USD	(4,348)
Ultra Clean Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	32,737 USD	(2,267)
Unicredit SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	7,112,540 EUR	(299,299)
Unifi, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	260,642 USD	(15,864)
UnipolSai Assicurazioni SpA	10/04/19	M	0.04%	Credit Suisse Securities (Europe) Limited	624,364 EUR	7,360
Unisys Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	124,949 USD	(7,537)
Unit Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	202,461 USD	(17,127)
Unite Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	418,225 GBP	(2,952)
United Community Financial	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	123,325 USD	1,199
United Financial Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	73,449 USD	52
United Fire Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	261,701 USD	(4,992)
United Therapeutics Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	530,929 USD	(19,900)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
United Utilities Group PLC	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	574,457 GBP	$(49,583)
UnitedHealth Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	513,289 USD	6,451
Unitil Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	419,336 USD	590
UNITY Biotechnology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	197,606 USD	(1,238)
Universal Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	795,478 USD	(24,446)
Universal Forest Products	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	382,114 USD	(7,473)
Universal Health Realty Income Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	358,577 USD	4,528
Universal Health Services, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	519,574 USD	(3,489)
Universal Insurance Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	323,211 USD	(1,586)
Universal Logistics Holdings	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	304,328 USD	7,423
Universal Stainless & Alloy Products, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	206,996 USD	(3,582)
Unum Therapeutics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	104,310 USD	(2,550)
Urstadt Biddle Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	156,266 USD	(1,796)
US Cellular Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	412,739 USD	(5,793)
US Ecology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	115,219 USD	268
US Xpress Enterprises, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	171,063 USD	(5,978)
USA Truck, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	40,598 USD	(1,928)
Usg Corp.	10/07/20	M	2.74%	Goldman Sachs International	24,738,486 USD	120,564
Valero Energy Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	116,549 USD	(1,605)
Valmet OYJ	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	929,236 EUR	(55,966)
Valmont Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	354,898 USD	1,056
Valvoline, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	125,510 USD	475
Vanda Pharmaceuticals, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	58,332 USD	(851)
Varex Imaging Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	112,361 USD	(692)
Vector Group Ltd.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	636,312 USD	5,952
Veeco Instruments, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	359,552 USD	(34,211)
Veeva Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	592,154 USD	7,260
Ventas, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	534,639 USD	(804)
Vera Bradley, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	18,969 USD	575
Veracyte, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	55,190 USD	730
Verbund AG	04/24/20	M	0.03%	Credit Suisse Securities (Europe) Limited	693,259 EUR	(8,984)
Verint Systems, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	239,063 USD	36,293
Verisign, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	282,065 USD	987
Verisk Analytics, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	419,270 USD	1,143
Veritiv Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	294,429 USD	(2,803)
Verizon Communications, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,284,436 USD	(7,642)
Verso Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	505,794 USD	14,627
Vestas Wind Systems A/S	09/26/19	M	0.05%	Credit Suisse Securities (Europe) Limited	6,858,240 DKK	(7,308)
Viacom, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	226,428 USD	14,974

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Viad Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	641,701 USD	$18,411
Viavi Solutions, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	268,007 USD	651
VICI Properties, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	184,634 USD	1,018
Village Super Market, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	346,339 USD	(10,891)
Virtusa Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	90,553 USD	(1,452)
Vishay Intertechnology, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	468,319 USD	(37,876)
Vishay Precision Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	159,088 USD	(6,853)
Vista Outdoor, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	411,762 USD	(17,710)
Vivendi	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	5,053,661 EUR	(6,399)
Vivendi	07/27/20	M	0.07%	JPMorgan Chase Bank, N.A.	11,345,635 EUR	(14,764)
Vmware, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	114,603 USD	1,104
Vocera Communcations, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	366,445 USD	(7,855)
Vonovia SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	36,406 EUR	18
Vopak	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	476,903 EUR	5,447
Vornado Realty Trust	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	415,365 USD	470
VSE Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	373,319 USD	(12,485)
Vulcan Materials Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	188,799 USD	4,312
Wabash National Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	94,190 USD	(221)
WABCO Holdings, Inc.	01/27/20	M	2.79%	Credit Suisse Securities (Europe) Limited	2,743,234 USD	(208,934)
WABCO Holdings, Inc.	03/31/21	M	2.75%	Goldman Sachs International	15,387,985 USD	43,508
Wal-Mart Stores, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	606,816 USD	(2,618)
Walgreens Boots Alliance, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	174,682 USD	(120)
Washington Federal, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	20,480 USD	148
Washington Reit	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	22,444 USD	175
Washington Trust BanCorp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	237,456 USD	(1,762)
Waterstone Financial, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	246,585 USD	6,142
WatsCo, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	157,535 USD	3,147
Watts Water Technologies	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	711,912 USD	2,052
WD 40 Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	658,727 USD	(15,533)
Weingarten Realty Investors	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	168,608 USD	6,437
Weis Markets, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,218,626 USD	(10,813)
WellCare Health Plans, Inc.	03/31/21	M	2.75%	Goldman Sachs International	22,460,650 USD	756,193
Welltower, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	797,252 USD	(3,093)
Wendy’s Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	149,074 USD	11,006
WesbanCo, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	37,518 USD	85
Wesco International, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	54,626 USD	(26)
West Pharmaceutical Services	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	136,523 USD	4,753
Westamerica BanCorporation	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	228,820 USD	3,115
Western Asset Mortgage Capital	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	247,725 USD	(7,514)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Western Digital Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	605,207 USD	$(37,859)
Western New England Bancorp, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	3,891 USD	(107)
Western Union Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,181,659 USD	8,456
WestRock Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	41,148 USD	270
Weyco Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	177,034 USD	(6,414)
Whirlpool Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	111,837 USD	986
Whitbread Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	616,850 GBP	12,533
White Mountains Insurance Group	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	499,967 USD	2,569
Whitestone REIT	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	403,556 USD	(670)
WideOpenWest, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	177,649 USD	(5,905)
Willdan Group, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	452,861 USD	23,378
William’s Sonoma, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	42,062 USD	(816)
Williams Cos., Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	576,228 USD	(4,183)
Willis Towers Watcon PLC	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	566,188 USD	3,094
Wingstop, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	156,131 USD	5,965
Winnebago Industries, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	46,048 USD	1,486
Wirecard AG	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	414,611 EUR	48,763
Wolters Kluwer	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	805,335 EUR	33,333
Wolverine World Wide, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	113,977 USD	681
Woodward, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	186,021 USD	(2,978)
Workiva, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	438,337 USD	11,068
World Fuel Services Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	101,873 USD	(4,110)
World Wrestling Entertainment, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	27,816 USD	127
Worldpay, Inc.	03/22/21	M	2.74%	Goldman Sachs International	38,614,347 USD	1,152,307
Worthington Industries	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	198,388 USD	6,237
WP Carey, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	446,267 USD	2,407
Wpp Plc	09/26/19	M	1.13%	Credit Suisse Securities (Europe) Limited	449,398 GBP	(11,441)
WR Berkley Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	799,608 USD	4,893
WR Grace & Co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	180,121 USD	1,478
Wright Medical Group Nv	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	32,418 USD	(842)
Wyndham Destinations, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	610,588 USD	(16,843)
Xencor, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	63,493 USD	(2,056)
Xerox Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,151,093 USD	(32,529)
Xilinx, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	362,530 USD	(3,715)
Xperi Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	1,161,116 USD	(42,104)
Xylem, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	115,201 USD	435
YETI Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	33,660 USD	1,793
York Water co.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	77,828 USD	(608)
Yum! Brands, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	530,603 USD	4,079
Zafgen, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	342,747 USD	(22,811)
Zimmer Biomet Holdings, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	356,457 USD	(4,644)
Zix Corp.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	583,825 USD	(291)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Zoetis, Inc.	07/23/20	M	2.71%	Morgan Stanley Capital Services LLC	453,697 USD	$7,774
Zurich Insurance Group Ag	09/26/19	M	0.33%	Credit Suisse Securities (Europe) Limited	240,120 CHF	(2,820)

Total Buys						$(6,621,911)

Sells
1-800 FLOWERS.COM, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	332,975 USD	$3,176
2U, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	779,521 USD	(24,131)
3D Systems Corp.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	367,518 USD	20,229
8X8, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	494,930 USD	13,221
AAR Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	114,518 USD	(145)
AbbVie, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	338,183 USD	2,929
Abeona Therapeutics, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	518,698 USD	54,326
Abercrombie & Fitch Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	76,103 USD	(6,429)
ABIOMED, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	748,885 USD	94,313
Acacia Communications, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	334,399 USD	5,267
Acadia Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	557,616 USD	6,358
Acceleron Pharma, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	340,787 USD	3,620
Accuray, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	110,381 USD	690
Aclaris Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	67,571 USD	1,022
Activision Blizzard, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	796,059 USD	48,046
Actuant Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	82,035 USD	(1,895)
Acuity Brands, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	569,337 USD	7,090
Adamas Pharmaceuticals, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	530,954 USD	44,815
Adesto Technologies Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	318,135 USD	11,818
ADMA Biologics, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	177,586 USD	(14,714)
Adobe Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	529,543 USD	(4,769)
Aduro Biotech, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	161,027 USD	(4,577)
Advance Auto Parts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,176 USD	(101)
Advanced Energy Industries	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	129,665 USD	1,342
Advanced Micro Devices	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	505,724 USD	37,636
Aeglea BioTherapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	103,499 USD	1,425
Aerie Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	503,743 USD	12,356
Aerojet Rocketdyne Holdings	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	578,331 USD	(8,837)
Aerovironment, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	175,614 USD	1,168
Affiliated Managers Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	523,165 USD	(25,452)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
AG Mortgage Investment Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	92,535 USD	$117
Ageas	09/26/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,201,856 EUR	2,419
Agenus, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	289,318 USD	429
Agilent Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	81,223 USD	(41)
Agios Pharmaceuticals, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	495,049 USD	(17,630)
Agnc Investment Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	221,790 USD	534
AIA Group Ltd.	11/04/19	M	1.68%	Credit Suisse Securities (Europe) Limited	14,835,996 HKD	(45,297)
Aimmune Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	453,050 USD	(5,482)
Air Liquide SA	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	27,789 EUR	(106)
Air Transport Services Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	134,796 USD	(7,468)
Airbus SE	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,144,878 EUR	6,822
AK Steel Holding Corp.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	943,284 USD	23,415
Akamai Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	350,639 USD	6,216
Alaska Air Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	23,541 USD	(29)
Albemarle Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	182,721 USD	5,890
Albireo Pharma, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	207,754 USD	(14,785)
Alcoa Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	689,478 USD	24,677
Alder Biopharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	376,668 USD	17,373
Aldeyra Therapeutics, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	207,979 USD	(29,583)
Alexander & Baldwin, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	58,560 USD	(3,539)
Alexion Pharmaceuticals, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	342,081 USD	(3,169)
Alexion Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	52,691 USD	(300)
Alibaba	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	161,529,010 USD	(845,469)
Align Technology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	810,560 USD	(13,997)
Alkermes PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	92,252 USD	(4,082)
Allakos, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	201,401 USD	(13,006)
Allegheny Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	174,231 USD	253
Allegiance Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	99,649 USD	(229)
Allegiant Travel Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	265,946 USD	(4,387)
Allegion PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	194,131 USD	(4,161)
Allete, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	113,668 USD	(221)
Alliance Data Systems Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	227,513 USD	(6,435)
Alliant Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	738,456 USD	1,484
Ally Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	761,720 USD	(26,171)
Alnylam Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	728,828 USD	(27,930)
Altair Engineering, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	288,378 USD	9,837
Alteryx, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	643,202 USD	12,835

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Altra Industrial Motion Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	197,204 USD	$5,874
Amazon.Com, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,173,410 USD	17,703
Ambarella, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	349,485 USD	8,118
AMC Networks, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	14,780 USD	79
Amcor Ltd.	11/18/20	M	1.00%	Goldman Sachs International	11,746,719 AUD	(222,568)
AMERCO	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	9,978 USD	(53)
American Airlines Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	660,324 USD	(6,509)
American Eagle Outfitters	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,071 USD	(4)
American Electric Power	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	270,676 USD	1,671
American Equity Investment Life Holdings	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	20,799 USD	1,128
American Express Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	276,331 USD	895
American International Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	247,157 USD	2,016
American Outdoor Brands Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	50,816 USD	445
American Renal Associates Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	2,235 USD	6
American Woodmark Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	882,544 USD	(48,283)
Ametek, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	169,563 USD	(2,434)
Amgen, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	338,621 USD	2,356
Amicus Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	621,347 USD	9,891
AMN Healthcare Services Inc	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	126,113 USD	4,291
Amneal Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	613,753 USD	14,489
Amphenol Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	70,533 USD	(108)
Anadarko Petroleum Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	363,629 USD	(4,941)
Anaplan Inc	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	484,457 USD	12,964
Anaptysbio, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	582,939 USD	14,902
Anglo American PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	13,241,713 GBP	(299,732)
Anheuser Busch Inbev SA NV	09/26/19	M	0.97%	Credit Suisse Securities (Europe) Limited	456,586 EUR	(8,524)
Annaly Capital Management, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	320,528 USD	2,866
Antero Resources Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	203,821 USD	(6,801)
Apache Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	79,271 USD	524
Apartment Investment & Management Co.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,337,613 USD	(39,478)
Apellis Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	458,201 USD	3,617
Apergy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	252,551 USD	9,476
Apollo Commercial Real Estate Finance, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	255,551 USD	514
Apple, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	240,733 USD	(1,833)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Applied Industrial Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	16,032 USD	$(381)
Applied Materials, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	65,608 USD	2,152
AptarGroup, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	178,013 USD	(1,786)
Aqua America, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,829 USD	548
Aquestive Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	244,440 USD	(3,450)
Aramark	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	194,093 USD	(435)
Arcbest Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	117,334 USD	2,979
Arconic, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	657,278 USD	2,608
Arena Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	78,773 USD	1,127
Arista Networks, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	522,979 USD	(2,169)
Arkema	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	173,711 EUR	10,189
Arlington Asset Investment	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	216,265 USD	6,041
Armour Residential Reit, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	169,121 USD	(360)
Armstrong World Industries	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	139,530 USD	(6,126)
Arqule, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	400,493 USD	27,271
Array Biopharma, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	625,419 USD	(10,167)
Arrow Electronics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	146,650 USD	159
Arrowhead Pharmaceuticals, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	250,768 USD	7,411
Artisan Partners Asset Management, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	81,513 USD	591
Asgn, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	536,824 USD	4,904
Ashford Hospitality Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	460,973 USD	—
Aspen Technology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	563,461 USD	9,007
Assembly Biosciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	347,819 USD	(15,087)
Assicurazioni Generali	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	5,685,448 EUR	(10,428)
Associated Banc Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,317 USD	(235)
Astec Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	243,600 USD	2,993
At Home Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	835,959 USD	145,510
Atara Biotherapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	599,775 USD	(7,367)
Athenex, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	81,757 USD	2,585
Atkore International Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	242,721 USD	1,865
Atlantic Power Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	5 USD	—
Atlassian Corp PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	351,905 USD	7,205
Audentes Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	607,158 USD	3,519
Autodesk, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	208,372 USD	3,936
Avalara, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	424,883 USD	3,501
AvalonBay Communities, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,294,202 USD	(13,354)
Avery Dennison Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	410,999 USD	(7,214)
Avid Bioservices, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	186,535 USD	5,949
Avis Budget Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,263,319 USD	20,386

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Avista Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	54,332 USD	$267
Aviva PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	457,231 GBP	(866)
Axalta Coating Systems Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	227,297 USD	5,348
AxoGen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,005,631 USD	43,926
Axon Enterprise, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,085,323 USD	606
Axos Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	432,410 USD	6,177
B. Riley Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	250,527 USD	1,195
Baker Hughes	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	656,554 USD	15,363
Ball Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,602 USD	3,298
Banc of California, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	290,693 USD	(2,853)
Banco Latinoamericano de Comercico Exterior SA	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	522,732 USD	(8,614)
Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	129,596 USD	1,213
BancorpSouth Bank	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	63,491 USD	(32)
BancorpSouth Bank	09/23/20	M	2.16%	Goldman Sachs International	3,932,129 USD	57,664
BancorpSouth Bank	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	4,011,290 USD	58,825
Bank of America Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	167,674 USD	(487)
Bank of Hawaii Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	100,901 USD	341
Bank of N. T. Butterfield & Son Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	451,449 USD	(532)
Bank OZK	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	887,725 USD	3,198
Bankunited, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	197,952 USD	(3,651)
Barrett Business Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	62,646 USD	(842)
Basic Energy Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	267,779 USD	54,006
Bayerische Motoren Werke AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	369,948 EUR	13,500
BB&T Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	93,469 USD	(1,080)
Beacon Roofing Supply, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	580,190 USD	40,256
Beiersdorf AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	163,348 EUR	(5,893)
Bellicum Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	36,987 USD	1,888
Berkshire Hills Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	280,456 USD	1,518
Berry Global Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	742,710 USD	(534)
Best Buy Co., Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	388,151 USD	(2,750)
BGC Partners, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	192,000 USD	2,741
Big Lots, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	187,281 USD	(13,730)
Bio Rad Laboratories	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	46,195 USD	37
Biogen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	104,957 USD	(2,832)
Biohaven Pharmaceutical Holdings	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	145,176 USD	3,840
Biomarin Pharmaceutical, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	327,709 USD	5,078
Biomarin Pharmaceutical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	61,327 USD	(55)
Blackbaud, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	415,003 USD	2,959
Blackline, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	208,245 USD	10,829
Bloomin Brands, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	56,650 USD	(344)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Blucora, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	342,456 USD	$3,916
Bluebird Bio, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	678,076 USD	(13,390)
Bluegreen Vacations Corp.	07/23/20	M	2.41%	Morgan Stanley Capital Services LLC	83,231 USD	(1,590)
Bluelinx Holdings, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	905,013 USD	17,049
Blueprint Medicines Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	693,875 USD	27,379
Boeing Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,784 USD	(2,860)
Boingo Wireless, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	458,726 USD	(23,402)
Boise Cascade Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	28,273 USD	(253)
Bok Financial Corporation	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	45,846 USD	(1,208)
Booking Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	946,163 USD	9,146
Boot Barn Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	45,536 USD	(3,570)
Boston Beer Company, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	8,264 USD	12
Boston Private Financial Holding	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	193,765 USD	(1,344)
Boston Scientific Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	334,156 USD	(2,015)
Bottomline Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	151,018 USD	1,749
Box, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	706,272 USD	20,516
Boyd Gaming Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	340,874 USD	6,097
Braemar Hotels & Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	44,577 USD	718
Brandywine Realty Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	46,721 USD	(748)
Brighthouse Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	561,176 USD	23,612
Brink’s Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	531,399 USD	13,333
Bristol Myers Squibb Co.	01/06/21	M	2.01%	Goldman Sachs International	13,313,240 USD	303,535
Bristol Myers Squibb Co.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	11,326,294 USD	171,887
Broadridge Financial Solutions, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	229,792 USD	(3,822)
Brookline Bancorp, Inc.	09/23/20	M	2.16%	Goldman Sachs International	1,108,871 USD	(1,542)
Brooks Automation, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	180,565 USD	6,227
Brown Forman Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	186,060 USD	(2,365)
Brunswick Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	243,158 USD	(3,257)
BT Group PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	291,451 GBP	6,266
Builders Firstsource, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	533,718 USD	(6,071)
Burlington Stores, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	409,843 USD	(17,110)
Bwx Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	725,264 USD	1,197
Byline Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	93,049 USD	630
C, Inc.innati Bell, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	827,814 USD	49,750
C.H. Robinson Worldwide, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	339,261 USD	(5,481)
Cadiz, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	511,337 USD	(3,446)
Caesar’s Entertainment Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	997,017 USD	14,699
CalAmp Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	91,446 USD	(149)
Calavo Growers, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	13,016 USD	(232)
California Resources Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	503,528 USD	25,553
Callon Petroleum Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	502,288 USD	23,785

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Camden Property Trust	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,290,820 USD	$(21,068)
Campbell Soup Co.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	313,821 USD	(1,933)
Cantel Medical Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,860 USD	77
Capgemini	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,405,157 EUR	(43,209)
Capital One Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	995,574 USD	4,511
Capital One Financial Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	6,055,197 USD	87,661
Capitol Federal Financial, Inc.	09/23/20	M	2.16%	Goldman Sachs International	11,467,105 USD	(474,069)
Capri Holdings Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	831,451 USD	(11,264)
CapStar Financial Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	88,136 USD	3,460
Capstead Mortgage Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	5,622 USD	(13)
Cara Therapeutics, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	274,705 USD	280
Carbon Black, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	230,532 USD	10,317
Carbonite, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	469,574 USD	(1,295)
Cardlytics, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	107,510 USD	(2,993)
Cardtronics PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	272,426 USD	(11,254)
Caredx, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	460,083 USD	80,425
Cargurus, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	270,230 USD	(7,065)
Carmax, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	321,892 USD	(26,899)
Carrizo Oil & Gas, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	554,281 USD	27,485
Carter’s, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	279,055 USD	(8,398)
Carvana Co.	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	1,114,974 USD	(1,346)
Casa Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	852,382 USD	68,796
Catalyst Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	265,841 USD	(60,070)
CatchMark Timber Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	432,699 USD	(3,554)
Caterpillar, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	235,141 USD	(2,508)
Cathay General Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	82,267 USD	(100)
Cathay General Bancorp	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	12,651,111 USD	(93,962)
Cavco Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	310,667 USD	(2,433)
CBOE Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	21,322 USD	(343)
CBRE Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,084,233 USD	(5,744)
CDW Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	77,140 USD	(534)
Cedar Realty Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	344,588 USD	5,976
Centene Corp.	03/31/21	M	2.01%	Goldman Sachs International	13,250,051 USD	(370,896)
Centennial Resource Development, Inc.	07/23/20	M	2.10%	Morgan Stanley Capital Services LLC	383,010 USD	15,500
Century Aluminum Company	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	979,498 USD	2,121
Ceridian HCM Holding, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	183,050 USD	(3,528)
CEVA, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	31,445 USD	(502)
Charah Solutions, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	170,770 USD	15,353
Charles River Laboratories	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	176,633 USD	880
Charter Communications, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	204,074 USD	5,295
Chegg, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	324,786 USD	8,275
Chemocentryx, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	292,486 USD	(82,655)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Chemours Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	437,888 USD	$26,490
Children’s Place, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	245,889 USD	(27,857)
Chimera Investment Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	346,116 USD	1,937
Chipotle Mexican Grill, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	221,477 USD	(12,925)
Cigna Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	252,222 USD	(1,392)
Cimarex Energy Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	335,798 USD	7,897
Cimpress NV	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,106,597 USD	(31,730)
Cintas Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	354,537 USD	7,110
Circor International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	475,269 USD	3,547
Cision Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	272,234 USD	12,091
Cit Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	391,026 USD	(3,719)
Citigroup, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	349,024 USD	779
Citizens Financial Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	160,135 USD	2,185
Citrix Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	3,590 USD	2
Civista Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	2,847 USD	(144)
Clean Harbors, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	124,576 USD	(316)
Cleveland Cliffs, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	175,763 USD	(2,498)
Clovis Oncology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,095,918 USD	37,817
CMS Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	539,367 USD	(2,648)
CNO Financial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	353,214 USD	4,098
Coca-Cola Bottling Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	80,250 USD	(8,401)
Coca-Cola Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	167,236 USD	(523)
Coeur Mining, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	674,088 USD	75,662
Cognex Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	601,517 USD	19,068
Coherent, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	622,759 USD	1,884
Coherus Biosciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	569,866 USD	56,102
Colfax Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	83,709 USD	(2,808)
Collegium Pharmaceutical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	608,587 USD	60,534
Colony Capital, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	348,141 USD	8,304
Columbia Banking System, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	125,179 USD	(3,750)
Columbia Property Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	83,209 USD	(596)
Columbia Sportswear Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,052 USD	9
Comerica, Inc.	02/08/21	M	2.16%	Goldman Sachs International	2,840,771 USD	76,900
Comerica, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	91,219 USD	(211)
Commerce Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	198,833 USD	(81)
Commercial Vehicle Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	114,247 USD	6,729
Community Health Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	272,237 USD	51,007
Commvault Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	20,557 USD	(224)
Concho Resources, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	661,841 USD	(10,355)
Conn’s, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	376,121 USD	22,660
Connectone BanCorp., Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	231,380 USD	654

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Constellation Brands, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	668,402 USD	$(17,139)
Container Store Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	194,781 USD	(44,615)
Continental AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	73,208 EUR	4,142
Continental Resources, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	529,120 USD	(7,404)
Control4 Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,131 USD	391
Cooper Cos, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	134,795 USD	(1,147)
Copart, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	534,791 USD	(7,429)
Corcept Therapeutics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	266,176 USD	(5,370)
CoreSite Realty Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	100,453 USD	(681)
Corium Intl, Inc.	07/23/20	M	2.41%	Morgan Stanley Capital Services LLC	— USD	—
Cornerstone Ondemand, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	103,898 USD	967
CoStar Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,159 USD	1,498
Coupa Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	610,893 USD	39,811
Covestro AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	35,545 EUR	(1,204)
Cowen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	19,428 USD	55
Cree, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	236,775 USD	6,808
CRH PLC	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	193,276 EUR	(152)
Crown Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	979,977 USD	22,983
CSX Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	931,665 USD	(17,277)
Cubic Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	181,066 USD	1,716
Cullen Frost Bankers, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	154,618 USD	(1,179)
Curo Group Holdings Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	652,739 USD	35,142
Curtiss-Wright Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	282,766 USD	4,970
Customers Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	442,239 USD	(5,385)
Cutera, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	470,526 USD	31,516
CVB Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	14,592 USD	46
Cymabay Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	299,058 USD	(9,304)
Cyrusone, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	168,519 USD	(1,177)
Cytokinetics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	163,309 USD	9,534
Cytomx Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	354,018 USD	6,245
Cytosorbents Corp.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	430,499 USD	18,774
Daimler AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	420,102 EUR	(6,610)
Dave & Buster’s Entertainment, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	27,644 USD	(583)
Davita, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	57,404 USD	(1,066)
Deciphera Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	263,500 USD	10,186
Deckers Outdoor Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	274,963 USD	(2,113)
Dell Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	340,529 USD	(519)
Delta Air Lines, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	128,870 USD	(720)
Denali Therapeutics, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	276,576 USD	(39,472)
Dermira, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	750,913 USD	(42)
Deutsche Telekom AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,066,977 EUR	69,479
Deutsche Telekom AG	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	790,000 EUR	56,368

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Devon Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	348,096 USD	$1,030
Dexcom, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	366,934 USD	45,959
Diamondback Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	736,660 USD	23,818
DiamondRock Hospitality Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	27,559 USD	202
Dicerna Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	399,186 USD	(18,090)
Dick’s Sporting Goods, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	44,705 USD	(571)
Digimarc Corp.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	269,861 USD	21,551
Digital Realty Trust, Inc.	02/24/21	M	2.16%	Goldman Sachs International	9,321,025 USD	32,004
Discover Financial Services	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	800,616 USD	3,197
Dish Network Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	435,696 USD	4,554
DMC Global, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	163,384 USD	2,799
Docusign, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	480,144 USD	39,297
Dolby Laboratories, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	44,292 USD	(39)
Dollar Tree, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	89,268 USD	(1,486)
Dominion Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	190,329 USD	(3,928)
Domino’s Pizza, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	107,491 USD	(653)
Domo, Inc. Class B	07/23/20	M	0.75%	Morgan Stanley Capital Services LLC	525,795 USD	36,188
Donnelley Financial Solution	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	420,929 USD	3,455
Dr Horton, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	29,388 USD	256
Dril Quip, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	29,283 USD	(1,208)
DTE Energy Company	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	90,561 USD	(500)
Duke Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	590,919 USD	519
Duluth Holdings, Inc.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	448,044 USD	(20,579)
DXP Enterprises, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	382,447 USD	19,401
Dycom Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,442,362 USD	85,019
Dynavax Technologies Corp.	07/23/20	M	1.71%	Morgan Stanley Capital Services LLC	734,680 USD	12,423
E-Trade Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	213,774 USD	(4,726)
E.On Se	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	650,506 EUR	635
Eagle Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	58,880 USD	1,652
Earthstone Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	131,515 USD	1,469
East West Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	183,498 USD	1,596
Eaton Vance Corp.	01/27/21	M	2.16%	Goldman Sachs International	5,802,594 USD	112,918
Eaton Vance Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	265,482 USD	(685)
Ebay, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	800,299 USD	155
Ebix, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	151,093 USD	3,082
Echo Global Logistics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	267,075 USD	(10,337)
Edison International	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	657,878 USD	31,248
Editas Medicine, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	687,997 USD	4,497
Edwards Lifesciences Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	299,248 USD	8
eGain Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	159,449 USD	13,159
El Paso Electric Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	65,402 USD	(1,006)
Elastic NV	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	52,932 USD	1,736
Eldorado Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	420,381 USD	24,496
Electronic Arts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	902,447 USD	27,007

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Elevate Credit, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	113,494 USD	$3,792
Elf Beauty, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	778,297 USD	(56,718)
Eli Lilly & Co.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	48,404 USD	(516)
Empire State Realty Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	82,485 USD	878
EMS Ins Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	16,891 USD	281
Encore Capital Group, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	631,109 USD	18,733
Endurance International Group Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	7,966 USD	(125)
Energizer Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	536,108 USD	9,349
Enova International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	421,845 USD	23,887
Enstar Group Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,781 USD	(193)
Entergy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	548,856 USD	(1,303)
Envestnet, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	175,126 USD	1,646
EOG Resources, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	378,947 USD	2,986
EPAM Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	129,930 USD	1,898
Epizyme, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	543,223 USD	(12,754)
EQT Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	448,050 USD	(10,615)
Equifax, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	175,328 USD	(8,347)
Equitrans Midstream Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	406,186 USD	(24,731)
Equity Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	203,806 USD	1,342
Esperion Therapeutics, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	1,038,326 USD	74,083
Essex Property Trust, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,393,653 USD	1,252
Essilor International S.A.	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	757,668 EUR	6,175
Essilor International S.A.	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	7,873,149 EUR	66,607
Estee Lauder Companies	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	540,540 USD	(14,549)
Etsy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	789,807 USD	21,080
Everbridge, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	276,747 USD	3,710
Evercore Partners, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	35,026 USD	173
Everest Re Group Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	13,799 USD	(22)
EVERGY INC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	803,089 USD	(4,270)
Eversource Energy	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	727,957 USD	861
Evo Payments, Inc. Class A	03/17/21	M	2.16%	Goldman Sachs International	4,821,275 USD	(207,774)
Evo Payments, Inc. Class A	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	314,514 USD	(13,199)
Evoqua Water Technologies LLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,058,262 USD	47,900
Exact Sciences Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	629,043 USD	25,302
Exela Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	66,275 USD	1,927
Exelixis, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	315,300 USD	6,233
Exelon Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	987,690 USD	(9,346)
Expedia, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	429,098 USD	10,218
Expeditors International Wash, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	445,148 USD	(6,836)
Extraction Oil & Gas, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	283,821 USD	13,313
Extreme Networks, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	528,800 USD	20,334
EZCorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	549,163 USD	10,039

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
F5 Network, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	102,060 USD	$(102)
Facebook, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	474,937 USD	(1,963)
Farmers National Banc Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	3,727 USD	45
FARO Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	63,159 USD	(71)
Fate Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	340,277 USD	(6,818)
FB Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	147,083 USD	733
Federal Agricultural Mortgage Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	194,166 USD	54
Federated Investors, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	95,567 USD	222
Fedex Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,029,891 USD	(21,561)
Fennec Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	85,200 USD	8,536
Ferguson PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	117,433 GBP	(163)
Ferro Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	454,331 USD	32,703
Fiat Chrysler Automoblies NV	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	67,078 EUR	(952)
Fibrogen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	139,976 USD	2,253
Fidelity National Financial Inc	12/16/20	M	2.01%	Goldman Sachs International	827,425 USD	(26,638)
Fidelity National Information Services, Inc.	03/22/21	M	2.01%	Goldman Sachs International	34,782,028 USD	(951,917)
Fifth Third Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	225,255 USD	(4,171)
Fifth Third Bancorp	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	5,665,249 USD	57,809
Financial Select Sector SPDR Fund	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	3,915,489 USD	52,587
Financial Select Sector SPDR Fund	09/23/20	M	2.24%	Goldman Sachs International	744,638 USD	10,001
FireEye, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	659,182 USD	17,199
First Citizens BancShares	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	48,858 USD	401
First Commonwealth Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	15,487 USD	27
First Commonwealth Financial Corp.	10/14/20	M	2.16%	Goldman Sachs International	3,858,260 USD	33,392
First Commonwealth Financial Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	4,106,461 USD	35,540
First Financial Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	137,902 USD	(2,632)
First Financial Bancorp	09/23/20	M	2.16%	Goldman Sachs International	10,256,155 USD	63,545
First Foundation, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	241,291 USD	(92)
First Hawaiian, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	105,845 USD	(987)
First Horizon National Corp.	02/08/21	M	2.16%	Goldman Sachs International	2,923,690 USD	18,702
First Horizon National Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	221,779 USD	(1,636)
First Internet Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	304,236 USD	(9,509)
First Interstate BancSystem, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	947,224 USD	12,210
First Interstate BancSystem, Inc.	09/23/20	M	2.16%	Goldman Sachs International	3,220,988 USD	41,520
First Merchants Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	48,464 USD	(252)
First Midwest Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	104,272 USD	785

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
First of Long Island Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	64,425 USD	$(422)
First Republic Bank	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	31,440 USD	(4)
First Solar, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	133,221 USD	1,385
FirstCash, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	195,263 USD	(1,092)
Firstenergy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	391,190 USD	(2,981)
Fiserv, Inc.	01/21/21	M	2.00%	JPMorgan Chase Bank, N.A.	37,525,917 USD	(963,545)
Fiserv, Inc.	03/08/21	M	2.01%	Goldman Sachs International	2,789,615 USD	(71,628)
Fitbit, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	253,866 USD	5,865
Five Below	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	587,838 USD	(22,726)
Five9, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	500,562 USD	30,428
Flagstar Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	59,255 USD	(2,173)
Fleetcor Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	154,690 USD	(4,607)
Fleetcor Technologies, Inc.	10/14/20	M	2.16%	Goldman Sachs International	7,773,482 USD	(162,524)
Flexion Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	447,293 USD	(4,209)
FLIR Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	102,170 USD	(127)
Floor & DeCor Holdings Inc. A	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	951,010 USD	(5,211)
Flotek Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	614,174 USD	—
Flowserve Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	152,982 USD	(1,578)
Fluor Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	447,401 USD	(3,767)
FMC Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	192,164 USD	(1,422)
FNB Corp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	157,510 USD	482
ForeScout Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	869,085 USD	78,411
Forestar Group, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	182,528 USD	(2,855)
Forterra, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	316,549 USD	1,888
Fortinet, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	255,574 USD	11,390
Fortive Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,851 USD	433
Fortune Brands Home & Security, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	427,552 USD	(11,365)
Forum Energy Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	359,545 USD	56,201
Fossil Group, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	428,995 USD	20,989
Franklin Financial Network	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,924 USD	57
Franklin Resources, Inc.	11/18/20	M	2.16%	Goldman Sachs International	4,850,451 USD	5,847
Franklin Street Properties Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	177,316 USD	4,073
Freeport-McMoRan, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	725,671 USD	1,653
Front Yard Residential Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	327,914 USD	29,169
Frp Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	160,161 USD	(531)
Fts International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	320,759 USD	(801)
Fulton Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	12,259 USD	(79)
Fulton Financial Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	4,991,787 USD	98,002
Funko, Inc.	07/23/20	M	1.35%	Morgan Stanley Capital Services LLC	43,258 USD	(1,703)
G-III Apparel Group Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	559,505 USD	(14,600)
G1 Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	424,966 USD	(43,934)
Gaia, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	105,635 USD	62

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Gain Capital Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	145,823 USD	$6,859
GAMCO Investors, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	81,132 USD	(1,073)
Gap, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,997 USD	33
Gardner Denver Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	563,803 USD	3,626
Gartner, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	18,591 USD	(672)
GCP Applied Technologies	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	149,168 USD	902
Generac Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	201,546 USD	(2,606)
General Dynamics Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	783,402 USD	(4,427)
General Electric Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	196,684 USD	4,117
General Finance Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	127,640 USD	9,895
Genesee & Wyoming, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	351,328 USD	(1,415)
Genmark Diagnostics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	15,795 USD	863
Genworth Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	144,803 USD	4,399
Gilead Sciences, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	319,806 USD	(888)
Glaukos Corp.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	143,910 USD	885
Global Blood Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	760,886 USD	(9,193)
Global Net Lease, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	42,749 USD	92
Global Payments, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	222,426 USD	(1,194)
Globus Medical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	72,837 USD	(2,167)
Glycomimetics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	118,830 USD	5,805
GMS, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	345,668 USD	15,780
GNC Holdings, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	400,409 USD	—
GoDaddy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	444,365 USD	12,023
Golar LNG Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	154,239 USD	1,526
Golden Entertainment, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	745,905 USD	52,320
GrafTech International Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	45,417 USD	(537)
Grand Canyon Education, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	472,375 USD	1,167
Granite Construction, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	26,799 USD	46
Granite Point Mortgage Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	87,730 USD	24
Graphic Packaging Holding Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	395,562 USD	(2,573)
Great Western Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	72,609 USD	(837)
Green Dot Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	274,124 USD	4,049
Greenlight Capital Re, Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	544,694 USD	(502)
Groupon, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	600,752 USD	(3,365)
Grubhub, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,294,913 USD	1,382
Guidewire Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	537,102 USD	(9,325)
Gulfport Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	35,898 USD	(545)
GVC Holdings PLC	09/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	36,430 GBP	(2,439)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
H&E Equipment Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	241,461 USD	$8,064
Haemonetics Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	189,222 USD	(3,584)
Hain Celestial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	445,461 USD	2,320
Halliburton Co.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	728,957 USD	16,000
Halozyme Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	70,089 USD	923
Hancock Holding Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	261,544 USD	(7,116)
Hanesbrands, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	109,937 USD	(2,689)
Hanmi Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	449,149 USD	(13,303)
Hannover Rueck Se	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,180,952 EUR	(16,055)
Hansa Biopharma AB	09/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	217 SEK	(1)
Harris Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	694,215 USD	4,907
Harsco Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	390,653 USD	30,071
Hasbro, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	177,502 USD	(274)
Hawaiian Electric Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,594 USD	(155)
Hawaiian Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	50,254 USD	(409)
HC2 Holdings, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	209,535 USD	26,192
HD Supply Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	175,416 USD	(2,666)
Healthcare Services Group	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	293,508 USD	(6,437)
HealthEquity, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	222,025 USD	12,884
Heartland Financial USA, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	18,447 USD	(106)
Hecla Mining Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	188,534 USD	12,262
Heico Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	372,174 USD	(2,562)
HeidelbergCement AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	67,208 EUR	828
Heineken NV	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	382,553 EUR	(3,456)
Hennes & Mauritz AB	09/26/19	M	0.45%	Credit Suisse Securities (Europe) Limited	6,877,826 SEK	(95,560)
Hennes & Mauritz AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	13,698,000 SEK	(193,820)
Herc Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	692,721 USD	5,386
Heritage Commerce Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	12,728 USD	23
Heritage Insurance Holdings	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	183,262 USD	(756)
Heron Therapeutics, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	686,910 USD	2,517
Hersha Hospitality Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	74,203 USD	3,364
Hertz Global Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	890,141 USD	6,842
Hess Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	159,342 USD	1,239
Hexagon AB	09/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	713,265 SEK	(1,270)
Hexcel Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	89,130 USD	(640)
Hibbett Sports, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	394,033 USD	(82,400)
HighPoint Resources Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	184,073 USD	26,398
Hilltop Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	242,180 USD	(15,309)
Hilton Grand Vacations, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	601,828 USD	9,569
Hologic, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	236,324 USD	(4,950)
Home Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	225,078 USD	(4,509)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Homestreet, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	189,948 USD	$(1,380)
Homology Medicines, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	152,778 USD	3,341
Hope BanCorp., Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	283,096 USD	(1,591)
Howard Hughes Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	944,105 USD	415
HSBC Holdings PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	1,898,995 GBP	1,705
HSBC Holdings PLC	07/27/20	M	0.41%	JPMorgan Chase Bank, N.A.	5,288,604 GBP	73,255
Hub Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	165,714 USD	1,333
Hubbell, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	85,376 USD	(1,103)
HubSpot, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	573,717 USD	27,883
Huntington Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	21,868 USD	7
Huntington Bancshares, Inc.	10/20/20	M	2.16%	Goldman Sachs International	4,603,397 USD	(21,886)
Huntington Ingalls Industries	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	375,529 USD	(539)
I3 Verticals, Inc. Class A	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	339,397 USD	(13,409)
IAC/ InterActiveCorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	250,189 USD	13,185
IberiaBank Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	115,027 USD	(498)
Ichor Holdings, Ltd.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	460,917 USD	3,469
ICU Medical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	124,758 USD	(2,326)
IdaCorp. Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	342,317 USD	198
IDEXX Laboratories, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	164,776 USD	(1,583)
Ii Vi, Inc.	11/12/20	M	2.01%	Goldman Sachs International	5,497,025 USD	226,448
Illumina, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	594,340 USD	13,971
Immersion Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	419,644 USD	(6,223)
ImmunoGen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	962,791 USD	(55,752)
Immunomedics, Inc.	07/23/20	M	1.65%	Morgan Stanley Capital Services LLC	892,630 USD	(45,260)
Independen Bank Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	350,054 USD	(1,129)
Industrial Logistics Properties Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,632 USD	18
Infinera Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	238,231 USD	9,487
Ingevity Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	58,785 USD	699
InnerWorkings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	395,454 USD	28,531
Inogen, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	717,326 USD	(8,344)
Inphi Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	48,620 USD	418
Insmed, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	668,929 USD	552
Inspire Medical Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	284,668 USD	200
Installed Building Products	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	411,097 USD	(28,264)
Instructure, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	238,599 USD	(6,661)
Insulet Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	567,189 USD	34,495
Integra LifeSciences Holding	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	63,586 USD	(102)
Intellia Therapeutics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	459,084 USD	10,614
Intelsat SA	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	204,941 USD	4,540
Intercept Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	663,016 USD	2,706
Interface, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	233,271 USD	3,640
Internap Corp.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	786,177 USD	36,736

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Bancshares Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	11,864 USD	$(77)
International Business Machines Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	399,865 USD	(7,241)
International Paper Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	13,158 USD	(168)
Intersect ENT, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	241,460 USD	8,533
Intesa San Paolo	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	4,788,900 EUR	102,210
Intrepid Potash, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	106,781 USD	2,477
Intrexon Corp.	07/23/20	M	0.80%	Morgan Stanley Capital Services LLC	335,754 USD	23,262
Intricon Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	122,250 USD	(8,567)
Intuitive Surgical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	589,931 USD	3,375
Invesco Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	534,675 USD	175
Invesco Mortgage Capital, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	390,732 USD	3,016
Investors Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	28,797 USD	1
Invitae Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,566 USD	15,499
ION Geophysical Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	552,449 USD	25,345
Ionis Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	196,008 USD	(3,590)
Iovance Biotherapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	733,815 USD	53,973
IPG Photonics Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	963,130 USD	1,604
Iqvia Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	200,464 USD	(1,502)
iRhythm Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	435,954 USD	65,802
iRobot Corp.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	160,327 USD	10,037
Ironwood Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	135,439 USD	3,102
iStar, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	148,209 USD	(3,857)
Iteris, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	45,580 USD	540
Itron, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	220,604 USD	12,219
J.B. Hunt Transport Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	629,982 USD	(8,550)
Jacobs Engineering Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	53,395 USD	(1,494)
Jagged Peak Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	327,534 USD	13,497
Janus Henderson Group PLC	09/23/20	M	2.16%	Goldman Sachs International	726,478 USD	(3,213)
Jefferies Financial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	437,736 USD	7,389
JELD-WEN Holding, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	681,100 USD	21,658
Jetblue Airways Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	129,739 USD	(257)
John Bean Technologies Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	560,266 USD	3,872
Jounce Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	70,900 USD	2,272
JPMorgan Chase & Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	162,085 USD	(1,402)
Kadmon Holdings, Inc.	07/23/20	M	0.63%	Morgan Stanley Capital Services LLC	213,134 USD	19,302
Kala Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	391,645 USD	(30,828)
Kansas City Southern Railway	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	164,397 USD	(410)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
KAR Auction Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	91,089 USD	$(3,014)
Karyopharm Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	587,467 USD	(11,881)
KB Home	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	69,294 USD	(4,256)
Keane Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	295,447 USD	(17,531)
Kearny Financial Corp.	09/23/20	M	2.16%	Goldman Sachs International	12,838,923 USD	167,379
Kemet Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	190,497 USD	13,941
Kennedy Wilson Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	130,558 USD	(969)
KeyCorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	147,286 USD	1,063
Keysight Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	199,598 USD	(177)
KEYW Holding Corp.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	77,155 USD	(2,770)
Kezar Life Sciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,699 USD	31
Kingstone Cos, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	130,207 USD	4,106
Kirby Corp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	283,164 USD	2,253
Kite Realty Group Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	48,010 USD	(360)
Knight Swift Transportation	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	452,400 USD	(7,669)
Koppers Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	875,060 USD	(674)
Kraton Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	257,152 USD	4,539
Kura Oncology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	88,482 USD	(3,609)
L’ Oreal	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	132,695 EUR	(980)
L’Oreal	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	945,878 EUR	(11,178)
L3 Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	204,247 USD	1,592
La Jolla Pharmaceutical Co	07/23/20	M	0.15%	Morgan Stanley Capital Services LLC	498,286 USD	32,169
Ladenburg Thalmann Financial	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	155,913 USD	4,955
Lafargeholcim Ltd.	09/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	679,042 CHF	17,017
Lam Research Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	63,430 USD	60
Lands End, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	682,369 USD	(20,267)
Landstar System, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	239,297 USD	(2,236)
Laredo Petroleum, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	429,467 USD	30,953
Lazard Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	396,101 USD	1,995
LegacyTexas Financial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	37,689 USD	(711)
Legal & General Group PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	2,188,671 GBP	904
Legal & General Group PLC	02/23/21	M	0.38%	JPMorgan Chase Bank, N.A.	276,000 GBP	912
Legg Mason, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	431,693 USD	(1,163)
Legg Mason, Inc.	09/23/20	M	2.16%	Goldman Sachs International	2,543,845 USD	60,784
LendingClub Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	740,016 USD	(22,200)
LendingTree, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	690,352 USD	(20,502)
Lennar Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	118,705 USD	(3,038)
Leonardo SpA	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	348,265 EUR	724
Lexicon Pharmaceuticals, Inc.	07/23/20	M	1.55%	Morgan Stanley Capital Services LLC	287,575 USD	54,294
LGI Homes, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	485,861 USD	(35,576)
Liberty Oilfield Services, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	290,767 USD	8,791

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Liberty TripAdvisor Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	305,857 USD	$3,610
Ligand Pharmaceuticals, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	611,103 USD	15,867
Lincoln National Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	3,872 USD	(2)
Littelfuse, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	216,250 USD	5,851
LivaNova PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	80,278 USD	(634)
Live Oak Bancshares, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	787,822 USD	(24,903)
LiveRamp Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	56,599 USD	1,865
LKQ Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	628,683 USD	11,617
Lockheed Martin Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	384,385 USD	(5,223)
Louisiana Pacific Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	122,517 USD	593
Lovesac Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	580,946 USD	7,114
Lululemon Athletica, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	312,688 USD	(29,145)
Lumber Liquidators Holdings	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	605,778 USD	29,118
Luther Burbank Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	81,390 USD	(814)
Lydall, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	231,427 USD	12,358
M&T Bank Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	43,409 USD	(242)
Macerich Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	334,202 USD	3,832
Macom Technology Solutions Holdings, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	124,389 USD	14,203
MacroGenics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	451,220 USD	39,604
Madison Square Garden Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	29,892 USD	(594)
Madrigal Pharmaceuticals, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	779,457 USD	99,170
Malibu Boats, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	169,025 USD	176
Manitex International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	24,508 USD	502
Manitowoc Company, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	634,459 USD	22,152
Marathon Oil Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	140,991 USD	4,854
Marcus & Millichap, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	275,007 USD	(8,188)
Marinus Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	106,289 USD	(1,810)
Marriott International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	189,236 USD	(2,276)
Marsh & Mclennan Cos.	10/13/20	M	2.16%	Goldman Sachs International	6,060,660 USD	(59,742)
Masco Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	466,828 USD	(3,123)
Masimo Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,157 USD	(1,671)
Mastec, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	652,404 USD	(12,675)
Mastercard, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	32,413 USD	(314)
MasterCraft Boat Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	526,281 USD	(6,439)
Matador Resources Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	677,442 USD	19,990
Match Group, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	512,234 USD	21,369
Mattel, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	675,679 USD	19,283
Maxlinear, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	107,314 USD	777
MBIA, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	303,364 USD	27,675

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
McDermott International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,070,639 USD	$(7,558)
MDU Resources Group Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	95,324 USD	(1,331)
Medicines Company	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	83,194 USD	(1,746)
MediciNova, Inc.	07/23/20	M	0.40%	Morgan Stanley Capital Services LLC	21,155 USD	(787)
Medifast, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	589,180 USD	17,884
Medpace Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	83,276 USD	(875)
Merck KGaA	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	13,211,414 EUR	(236,075)
Mercury Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	531,427 USD	2,254
Meridian Bancorp, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	5,997,739 USD	(246,755)
Meridian BanCorp., Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	60,928 USD	(2,507)
Meritor, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	525,089 USD	21,528
Mersana Therapeutics, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	363,933 USD	(26,270)
Meta Financial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	576,722 USD	(7,243)
Metlife, Inc.	12/30/20	M	2.16%	Goldman Sachs International	1,387,967 USD	20,874
Metropolitan Bank Holding, Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	152,883 USD	259
Mettler Toledo International	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	148,034 USD	542
MFA Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	102,921 USD	(568)
MGE Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	21,216 USD	(602)
MGM Resorts International	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	389,515 USD	4,794
MGP Ingredients, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	488,469 USD	4,738
Michelin	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	179,191 EUR	(1,761)
Micro Focus International Plc	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	178,741 GBP	(5,286)
Microchip Technology, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	229,684 USD	4,531
Micron Technology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,563 USD	8,373
Middleby Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	639,451 USD	(10,569)
Midland States Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	126,512 USD	(381)
Midsouth Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	112,279 USD	(7,674)
Milacron Holdings Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	62,151 USD	5,619
Mirati Therapeutics, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	491,261 USD	12,759
MKS Instruments, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	152,772 USD	(3,924)
Moelis & Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	245,362 USD	(511)
Mohawk Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	484,579 USD	4,578
Momenta Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	451,571 USD	(16,280)
MoneyGram International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	284,571 USD	25,891
Monmouth Real Estate Investment Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,755 USD	20
Monolithic Power Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	48,815 USD	(97)
Monster Beverage Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	333,854 USD	(1,104)
MRC Global, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	343,510 USD	1,706
MSHCCIBB	07/29/20	M	1.96%	Morgan Stanley Capital Services LLC	18,183,500 USD	(145,655)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Mshccihe	07/29/20	M	1.96%	Morgan Stanley Capital Services LLC	7,469,278 USD	$20,354
MSHCCIHF	07/29/20	M	2.06%	Morgan Stanley Capital Services LLC	17,569,222 USD	600,328
MSHCCIHI	07/29/20	M	2.06%	Morgan Stanley Capital Services LLC	14,528,307 USD	49,809
MSHCCXLV	07/29/20	M	2.06%	Morgan Stanley Capital Services LLC	28,044,480 USD	201,678
MSHCQQQ	07/29/20	M	2.06%	Morgan Stanley Capital Services LLC	22,499,653 USD	211,473
MSHCSERV	07/29/20	M	1.96%	Morgan Stanley Capital Services LLC	11,925,481 USD	(26,137)
MSHCSPY	07/29/20	M	2.06%	Morgan Stanley Capital Services LLC	8,455,013 USD	27,144
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	3,706,109 EUR	3,195
MyoKardia, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	326,420 USD	21,135
Natera, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	361,590 USD	(8,849)
National Bank Holdings Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	7,130,785 USD	(40,969)
National Beverage Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	427,332 USD	(4,488)
National Instruments Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	113,722 USD	116
National Vision Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	204,175 USD	(11,466)
Nautilus, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	151,401 USD	4,656
Navient Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	365,549 USD	12,780
Navistar International Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	254,871 USD	7,357
NBT Bancorp, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,659,924 USD	(461)
NCI Building Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	859,944 USD	31,732
NCS Multistage Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	110,564 USD	(8,012)
Neenah, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	44,293 USD	78
Nektar Therapeutics	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,139,464 USD	(6,834)
Nelnet, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	119,761 USD	(402)
Neogen Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	35,129 USD	1,326
Neos Therapeutics, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	4,676 USD	362
Nestle SA	09/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	580,904 CHF	2,880
Nestle SA	07/27/20	M	1.19%	JPMorgan Chase Bank, N.A.	786,044 CHF	4,466
Netapp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	14,116 USD	(168)
Netflix, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,010,664 USD	50,091
Neurocrine Biosciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	335,725 USD	3,500
Neuronetics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	130,627 USD	11,342
Nevro Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,078,098 USD	(11,827)
New Relic, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	853,200 USD	46,821
New Residential Investment	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	264,195 USD	399
New Senior Investment Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	480,719 USD	(28,992)
New York Community Bancorp	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	3,887,911 USD	49,760
New York Community Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	112,005 USD	1,176
Newmark Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	751,012 USD	30,944

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Newmont Goldcorp Corp.	01/19/21	M	2.01%	Goldman Sachs International	3,966,694 USD	$(166,386)
Newmont Mining Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	277,220 USD	(785)
NewStar Financial, Inc.	07/23/20	M	2.41%	Morgan Stanley Capital Services LLC	— USD	—
Nextera Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,001,834 USD	(5,943)
NiSource, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	735,803 USD	(5,345)
Nlight, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	109,163 USD	2,441
NN Group NV	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	22,256 EUR	84
Noble Corp. PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	279,002 USD	18,176
Noble Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	325,241 USD	(899)
Noodles & Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	241,312 USD	(2,094)
Nordea Bank Abp	09/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	25,358,073 SEK	415,948
Nordstrom, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	44,235 USD	(722)
Norfolk Southern Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	676,559 USD	(23,531)
Northern Oil and Gas, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	594,254 USD	26,917
Northfield Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	24,120 USD	86
Northrop Grumman Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	824,134 USD	4,280
Northwest Bancshares, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	9,208,612 USD	(60,080)
Northwest Bancshares, Inc.	12/16/20	M	2.16%	Goldman Sachs International	2,738,435 USD	(17,866)
Norwegian Cruise Line Holdings Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	112,308 USD	(360)
Novocure Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	86,320 USD	529
NRG Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	491,209 USD	10,080
Nu Skin Enterprises, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	185,548 USD	11,098
Nuance Communications, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,838 USD	127
Nutanix, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,467,646 USD	150,897
Nuvectra Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	126,256 USD	15,551
NV5 Global, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	194,572 USD	6,282
Nvent Electric PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	15,946 USD	(53)
Nvidia Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,126,519 USD	22,225
NVR, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	53,253 USD	680
NXP Semiconductors N.V.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	456,563 USD	23,364
Oasis Petroleum, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	357,696 USD	16,926
Oceaneering International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	283,130 USD	10,735
Ocular Therapeutix, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	157,652 USD	5,954
Office Properties Income Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	856,035 USD	50,412
Oge Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	234,145 USD	(514)
Oil States International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	140,769 USD	(12,397)
Okta, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	887,475 USD	22,202
Old Dominion Freight Line	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	761,614 USD	6,310
Old National Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	28,016 USD	(175)
Omeros Corp.	07/23/20	M	2.20%	Morgan Stanley Capital Services LLC	252,351 USD	4,984
Omnicrom Group	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	1,640,568 USD	39,313

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
On Deck Capital, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	533,121 USD	$20,796
On Semiconductor Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	451,102 USD	31,947
OneMain Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	346,462 USD	8,293
Optinose, Inc.	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	353,515 USD	(30,984)
Opus Bank	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	469,313 USD	7,459
Orange	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	540,902 EUR	920
Oritani Financial Corp.	11/24/20	M	2.16%	Goldman Sachs International	2,134,378 USD	20,340
Ormat Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	680,128 USD	(644)
Orthopediatrics Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	442,877 USD	22,073
Oshkosh Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	35,742 USD	(771)
Owens Corning	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	264,379 USD	554
Owens Illinois, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	479,785 USD	18,172
Pacific Premier BanCorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	528,027 USD	(5,305)
Pacira Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	7,556 USD	20
Packaging Corp. of America	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	161,597 USD	(2,082)
PacWest Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	148,552 USD	(6,589)
Paddy Power Betfair PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	39,353 GBP	(236)
Palo Alto Networks, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	464,432 USD	11,946
Par Technology Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	336,721 USD	78
Paramount Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	181,241 USD	3,014
Paratek Pharmaceuticals, Inc.	07/23/20	M	0.10%	Morgan Stanley Capital Services LLC	377,820 USD	43,008
Parsley Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	478,071 USD	(7,729)
Patrick Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	719,782 USD	(35,068)
Patterson UTI Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	184,570 USD	6,825
Paycom Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	373,290 USD	326
Paylocity Holding Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	159,278 USD	(1,353)
Paypal Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	480,297 USD	453
PDC Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	401,994 USD	34,084
pdvWireless, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	7,002 USD	567
Pegasystems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	252,369 USD	(91)
Penn Real Estate Investment Trust	07/23/20	M	0.25%	Morgan Stanley Capital Services LLC	672,537 USD	(22,231)
Penumbra, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	433,574 USD	26,357
People’s United Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	98,832 USD	126
People’s United Financial, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	10,929,786 USD	33,141
PepsiCo., Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	211,727 USD	(529)
PerkinElmer, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	128,341 USD	278
Petiq, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	267,116 USD	(4,235)
PetMed Express, Inc.	07/23/20	M	0.20%	Morgan Stanley Capital Services LLC	17,596 USD	(628)
Petroleum Geo-Services ASA	09/26/19	M	0.79%	Credit Suisse Securities (Europe) Limited	648,597 NOK	(1,394)
Peugeot SA	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	295,812 EUR	6,628
Pfenex, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	12,498 USD	15
Pfizer, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	330,994 USD	(1,163)
PG&E Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,023,233 USD	67,141

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
PGT Innovations, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	605,131 USD	$3,238
PH Glatfelter Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	112,763 USD	(1,129)
Pieris Pharmaceuticals, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	22,416 USD	(1,051)
Pilgrim’s Pride Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	92,380 USD	(4,203)
Pinnacle Financial Partners	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	141,121 USD	(2,849)
Pinnacle West Capital	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	524,658 USD	1,739
Pioneer Natural Resources Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	402,952 USD	(17,645)
Piper Jaffray Cos.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	213,694 USD	(1,883)
PJT Partners, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,249 USD	128
Planet Fitness, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	204,860 USD	(5,080)
Plantronics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	273,558 USD	13,774
PlayAGS, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	25,003 USD	331
Pluralsight, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	599,795 USD	10,161
PNC Financial Services Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	216,791 USD	(317)
PNM Resources, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	232,999 USD	(198)
Polaris Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	437,796 USD	(12,806)
Pool Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,563 USD	84
Portland General Electric Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	199,060 USD	(213)
Portola Pharmaceuticals, Inc.	07/23/20	M	1.75%	Morgan Stanley Capital Services LLC	856,171 USD	(31,663)
Potlatchdeltic Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	308,258 USD	(4,152)
PPL Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	9,432 USD	164
PRA Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	542,166 USD	(6,099)
PRA Health Sciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	189,093 USD	(2,812)
Preferred Apartment Communities, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	178,948 USD	5,613
Preferred Bank	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	6,412,608 USD	(17,157)
Preferred Bank	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	312,108 USD	(3,536)
Prgx Global, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	66,753 USD	2,902
Primo Water Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,672 USD	(2,417)
Principal Financial Group, Inc.	01/13/21	M	2.16%	Goldman Sachs International	2,410,421 USD	58,116
Principal Financial Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	2,254 USD	(5)
Principal Financial Group, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	2,143,911 USD	51,691
Proassurance Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	26,048 USD	887
Progenics Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	234,867 USD	(2,042)
Proofpoint, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	692,518 USD	13,482
Propetro Holding Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	37,548 USD	(748)
PROS Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	118,606 USD	1,770
Prosperity Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	372,348 USD	(3,338)
Protective Insurance Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	105,169 USD	1,235
Prothena Corp. PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	313,193 USD	25,894

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Proto Labs, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	644,174 USD	$10,390
Provident Financial Services	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	4,379,422 USD	26,899
PTC Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	504,134 USD	22,266
PTC, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	364,445 USD	8,630
Public Service Enterprise Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	239,615 USD	489
Puma Biotechnology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	939,932 USD	34,457
Pure Cycle Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	23,267 USD	47
Pure Storage, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	792,697 USD	(16,148)
PVH Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	359,694 USD	(37,131)
Pzena Investment Management, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,417 USD	2,189
Q2 Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	168,055 USD	3,632
QEP Resources, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	250,212 USD	7,639
Qiagen N.V.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	57,984 USD	(66)
Qorvo, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	191,951 USD	(572)
Qualys, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	398,912 USD	13,343
Quanterix Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	516,827 USD	(26,947)
Quidel Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	162,722 USD	2,975
QuinStreet, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	355,319 USD	7,273
Quotient Technology, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	347,818 USD	7,363
Qurate Retail, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	338,769 USD	23,803
Ra Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	80,995 USD	7,389
Radius Health, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	731,094 USD	(28,720)
Ralph Lauren Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	150,782 USD	(1,722)
Range Resources Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	172,453 USD	1,122
Rapid7, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	369,880 USD	10,853
Raymond James Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	100,380 USD	(1,338)
Rayonier Advanced Materials	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	3,064 USD	14
Rayonier, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	42,388 USD	(2,118)
Raytheon Company	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	569,503 USD	(3,138)
RBB Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	37,660 USD	154
RBC Bearings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	27,126 USD	1,183
Re/Max Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	698,316 USD	(20,223)
Realogy Holdings Corp.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	703,770 USD	13,306
RealPage, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	371,548 USD	10,260
Reata Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	462,568 USD	39,236
Recro Pharma, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	374,217 USD	136,993
Red Robin Gourmet Burgers	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	144,405 USD	355
Red Rock Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	118,473 USD	80
Redwood Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	150,901 USD	(328)
REGENXBIO, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	426,384 USD	16,274
Regional Management Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	176,154 USD	6,875
Regions Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	227,819 USD	(1,397)
RELX PLC	03/17/21	M	0.87%	JPMorgan Chase Bank, N.A.	2,155,657 EUR	(9,577)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
RELX PLC	09/26/19	M	0.73%	Credit Suisse Securities (Europe) Limited	67,785 GBP	$(931)
RELX PLC	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,381,804 EUR	(17,723)
Renasant Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	263,450 USD	(2,949)
Republic First Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	24,588 USD	118
Republic Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	12,765 USD	(16)
Restoration Hardware Holdings, Inc.	07/23/20	M	1.31%	Morgan Stanley Capital Services LLC	460,597 USD	110,361
Retail Opportunity Investments Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	14,458 USD	(229)
Retail Properties of America, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	54,432 USD	89
REV Group Inc	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	273,247 USD	(7,698)
Revance Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	333,498 USD	1,293
REXEL SA	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	192,215 EUR	3,444
Rexnord Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	101,434 USD	5,776
Rhythm Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	155,706 USD	15,257
Rigel Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	635,637 USD	19,189
Ring Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	374,193 USD	6,883
Ringcentral, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	723,315 USD	22,291
RLJ Lodging Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	115,229 USD	2,851
RMR Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	366,992 USD	20,809
Rocket Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	352,034 USD	23,018
Rockwell Automation, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	57,715 USD	(888)
Rogers Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	91,027 USD	(1,123)
Roku, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	595,349 USD	21,468
Rollins, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	32,281 USD	(849)
Royal Bank Of Scotland Group	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	1,418,842 GBP	28,651
RPT Realty	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	3,370 USD	(89)
Rtw Retailwinds, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	33,644 USD	1,474
Rubius Therapeutics, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	52,650 USD	(1,939)
Ryerson Holding Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	284,501 USD	11,788
S & T Bancorp, Inc.	09/23/20	M	2.16%	Goldman Sachs International	2,931,408 USD	(26,187)
Sabra Health Care Reit, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	2,337 USD	20
Safeguard Scientifics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	186,257 USD	(5,061)
Sage Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,104,839 USD	(5,171)
Saia, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	368,340 USD	(1,376)
SailPoint Technologies Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	422,703 USD	18,096
Saipem Spa	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	374,889 EUR	11,006
Salesforce.com, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	627,724 USD	26,393
Sally Beauty Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	105,603 USD	(4,360)
Sandy Spring BanCorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	33,167 USD	(771)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sandy Spring Bancorp, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	1,599,529 USD	$17,199
Sangamo Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	822,794 USD	16,893
Sanofi	07/27/20	M	0.35%	Morgan Stanley Capital Services LLC	5,000,181 EUR	(3,319)
Santander Consumer USA Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	7,882 USD	(127)
SAP SE	09/26/19	M	0.03%	Credit Suisse Securities (Europe) Limited	651,178 EUR	360
Sarepta Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	527,287 USD	26,808
Savara, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	21,708 USD	1,809
Schlumberger Ltd.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	709,963 USD	9,009
Schneider National, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	224,225 USD	1
Schwab (Charles) Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	59,790 USD	(416)
Scientific Games Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	942,292 USD	55,513
Seacoast Banking Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	85,055 USD	(134)
Seaspine Holdings Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	117,457 USD	3,256
Seattle Genetics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,965 USD	2,317
SEI Investments Company	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	302,996 USD	(3,084)
Select Energy Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	499,590 USD	(17,643)
Sempra Energy	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	792,226 USD	63
Semtech Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	124,623 USD	2,540
Senior Housing Property Trust	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	152,604 USD	583
Sensata Technologies Holding	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	296,328 USD	1,402
Servicemaster Global Holding	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	151,778 USD	1,497
ServiceNow, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	607,612 USD	9,627
Servisfirst Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	118,844 USD	(1,207)
Shake Shack, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	469,359 USD	(31,818)
Sherwin Williams Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	18,208 USD	(313)
ShotSpotter, Inc	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	510,517 USD	28,828
Shutterfly, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,292,258 USD	(2,370)
Shutterstock, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	277,269 USD	(1,998)
SI Green Realty Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	95,572 USD	436
Signature Bank	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,279 USD	660
Signet Jewelers Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,384 USD	490
Sika AG	09/26/19	M	1.03%	Credit Suisse Securities (Europe) Limited	6,164,340 CHF	39,797
Silicon Laboratories, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	143,907 USD	(1,237)
Simmons First National Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	85,299 USD	(1,140)
Simmons First National Corp.	01/20/21	M	2.16%	Goldman Sachs International	3,620,724 USD	1,478
Simply Good Foods Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	154,721 USD	(2,443)
Site Centers Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	108,753 USD	(1,951)
Siteone Landscape Supply, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	835,357 USD	(1,948)
Skechers USA, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	678,670 USD	(27,241)
Skyline Champion Corp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	515,435 USD	13,569

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Skyworks Solutions, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,230 USD	$(38)
Sleep Number Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	40,790 USD	699
SLM Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	179,802 USD	8,349
SM Energy Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	117,140 USD	(1,529)
Smart Global Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	880,052 USD	204,442
SmartFinancial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	22,739 USD	255
Smith (A.O.) Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	387,781 USD	(3,961)
Solaris Oilfield Infrastructure, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	168,645 USD	5,363
SolarWinds Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,154 USD	366
Solid Biosciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	47,765 USD	2,050
Solvay SA	09/26/19	M	0.97%	Credit Suisse Securities (Europe) Limited	466,854 EUR	19,016
Sonos, Inc.	07/23/20	M	1.05%	Morgan Stanley Capital Services LLC	26,947 USD	(1,207)
Sothebys	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	544,799 USD	25,887
South Jersey Industries	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,642 USD	(1,792)
South State Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	259,829 USD	(5,945)
Southern Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	222,125 USD	(254)
Southern Copper Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	47,104 USD	44
Southwest Airlines Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	268,208 USD	(3,749)
Southwestern Energy Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	73,434 USD	312
Spartan Motors, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	453,028 USD	3,563
SPDR S&P 500 ETF Trust	03/30/21	M	2.25%	Goldman Sachs International	2,361,849 USD	(15,502)
SPDR S&P Regional Banking ETF	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	23,020,441 USD	133,736
SPDR S&P Regional Banking ETF	02/08/21	M	1.56%	Goldman Sachs International	1,063,371 USD	6,178
Spectrum Brands Holdings, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	594,980 USD	15,079
Spectrum Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	644,627 USD	(30,425)
Spirit Aerosystems Hold	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	388,232 USD	1,975
Splunk, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	938,099 USD	52,068
Sprouts Farmers Market, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	258,504 USD	7,327
SPX Flow, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	156,570 USD	8,012
Square, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	839,843 USD	34,753
Src Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	551,586 USD	34,348
SS&C Technologies Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	172,755 USD	(163)
St. Joe Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	285,359 USD	(1,353)
Staar Surgical Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	155,793 USD	17,768
Stamps.com, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,253,611 USD	54,523
Stanley Black & Decker, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	184,656 USD	(3,395)
Starbucks Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	198,572 USD	(436)
Stars Group, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	51,202 USD	353
Starwood Property Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	516,495 USD	1,931
State Street Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	332,534 USD	(860)
Steel Dynamics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	104,699 USD	(17)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Stemline Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	488,126 USD	$4,066
Stericycle, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	319,205 USD	(27,179)
Sterling BanCorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	256,360 USD	2,880
Sterling Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	284,974 USD	(3,478)
Stifel Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	93,700 USD	(1,321)
Strategic Education, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	337,148 USD	11,761
Summit Hotel Properties, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	134,225 USD	(710)
Sun Hydraulics Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	687,894 USD	18,057
Sunstone Hotel Investors, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	33,634 USD	370
Superior Energy Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	538,275 USD	19,975
Supernus Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	266,379 USD	17,174
SVB Financial Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	480,744 USD	2,670
SVMK, Inc.	07/23/20	M	0.35%	Morgan Stanley Capital Services LLC	359,190 USD	(71,203)
Swiss Re AG	09/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	771,472 CHF	2,191
Swisscom AG	09/26/19	M	1.33%	Credit Suisse Securities (Europe) Limited	528,290 CHF	(3,039)
Switch, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	824,864 USD	27,654
Symantec Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	263,617 USD	6,106
Synaptics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,781 USD	(2,027)
Synchrony Financial	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	403,691 USD	8,035
Syndax Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	149,448 USD	(11,002)
Syros Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	232,002 USD	3,383
T Mobile Us, Inc.	10/07/20	M	2.01%	Goldman Sachs International	24,091,990 USD	1,053,566
T2 Biosystems, Inc.	07/23/20	M	0.90%	Morgan Stanley Capital Services LLC	218,235 USD	20,999
Tableau Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	224,095 USD	10,010
Tabula Rasa Healthcare, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	71,924 USD	5,010
Tailored Brands, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	504,398 USD	10,360
Take Two Interactive Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,034,116 USD	45,025
Talos Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	247,054 USD	(2,158)
Tandem Diabetes Care, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	717,059 USD	84,599
Tanger Factory Outlet Center, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	63,160 USD	(1,290)
Tapestry, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	223,673 USD	(6,974)
Taubman Centers, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	69,002 USD	(482)
Tech Data Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	32,892 USD	(84)
TechnipFMC PLC	07/27/20	M	0.77%	JPMorgan Chase Bank, N.A.	39,055 EUR	188
TechnipFMC PLC	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	586,515 EUR	1,770
Techtarget	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	278,667 USD	9,105
Tejon Ranch Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	260,088 USD	(1,818)
Telaria, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	37,268 USD	407
Tele2 AB	09/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	9,544,856 SEK	36,058
Tele2 AB	07/27/20	M	0.45%	JPMorgan Chase Bank, N.A.	25,298,878 SEK	113,686
Telecom Italia SpA	10/04/19	M	0.91%	Credit Suisse Securities (Europe) Limited	321,728 EUR	(16,369)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Teledyne Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	95,716 USD	$(747)
Telefonica S.A.	09/26/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,175,116 EUR	41,795
Telefonica S.A.	07/27/20	M	0.67%	JPMorgan Chase Bank, N.A.	377,411 EUR	14,665
Telia Co. AB	09/26/19	M	0.70%	Credit Suisse Securities (Europe) Limited	7,292,279 SEK	12,921
Tempur Sealy International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	271,150 USD	(2,033)
Tenable Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	473,581 USD	12,042
Tenet Healthcare Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	132,024 USD	5,301
Teradata Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	63,402 USD	764
Teradyne, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,590 USD	10
Terex Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	351,764 USD	6,463
Tesla, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	948,487 USD	(20,109)
Tetra Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	479,289 USD	25,226
Texas Capital Bancshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	659,587 USD	2,105
Texas Instruments, Inc.	01/27/20	M	2.19%	Credit Suisse Securities (Europe) Limited	4,358,971 USD	208,558
Textron, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	509,364 USD	9,957
TG Therapeutics, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	782,188 USD	(69,336)
Therapeuticsmd, Inc.	07/23/20	M	0.00%	Morgan Stanley Capital Services LLC	600,556 USD	55,228
Thermo Fisher Scientific, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	177,669 USD	(2,439)
Third Point Reinsurance Ltd	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	484,674 USD	13,173
Thor Industries, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	295,704 USD	(5,107)
Tidewater, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	101,908 USD	(430)
Tiffany & Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	325,043 USD	(14,828)
Timkensteel Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	103,012 USD	5,392
Titan International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	462,203 USD	(34,901)
Titan Machinery, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	243,589 USD	53,181
Tompkins Financial Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	266,315 USD	907
Topbuild Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	318,939 USD	(2,180)
Total System Services, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	10,240 USD	(116)
Town Sports International Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	95,032 USD	9,034
TPG RE Finance Trust, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	58,730 USD	107
TPI Composites, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	29,418 USD	(32)
Trade Desk, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	853,220 USD	48,355
Transdigm Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	74,217 USD	(691)
Translate Bio, Inc.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	58,014 USD	(2,861)
Transunion	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	482,966 USD	(1,290)
Travelzoo	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	122,340 USD	3,804
Travis Perkins PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	57,398 GBP	1,493
Trex Company, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	322,515 USD	12,946
Tribune Publishing Co	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	61,716 USD	(157)
Tricida, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	115,626 USD	(60,249)
Trimble, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	338,505 USD	2,740
Trinet Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	174,684 USD	2,215
Trinity Place Holdings, Inc.	07/23/20	M	0.50%	Morgan Stanley Capital Services LLC	73,633 USD	129

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Trinseo Sa	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	283,816 USD	$8,890
TripAdvisor, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	810,415 USD	9,133
TriState Capital Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	92,001 USD	(1,773)
TriState Capital Holdings, Inc.	09/23/20	M	2.16%	Goldman Sachs International	1,552,277 USD	20,987
Triumph Bancorp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	398,178 USD	(2,849)
Triumph Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	574,349 USD	39,296
Tronox Holdings PLC	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	527,914 USD	(6,502)
TrueCar, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	109,936 USD	(162)
TrustCo Bank Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	6,631,816 USD	100,992
Trustmark Corp.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	3,663,243 USD	(71,066)
Twilio, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,058,716 USD	43,232
Twin Disc, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	61,729 USD	307
Twitter, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	787,551 USD	(6,632)
Two Harbors Investment Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	286,822 USD	2,395
Tyler Technologies, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	163,367 USD	(2,197)
Ulta Beauty, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	324,989 USD	(8,745)
Ultimate Software Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	210,478 USD	515
Ultragenyx Pharmaceutical, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	454,603 USD	(4,561)
UMB Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	57,338 USD	(810)
UMH Properties, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	30,726 USD	(109)
Umpqua Holdings Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	226,605 USD	(1,772)
Under Armour, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	626,468 USD	11,801
UniFirst Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	25,266 USD	92
Unilever NV CVA	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,658,369 EUR	(27,345)
Unilever PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	251,752 GBP	9
Union Bankshares Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	162,670 USD	(758)
Union Pacific Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	874,641 USD	(23,557)
United Bankshares, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	213,581 USD	(308)
United Community Banks, Inc	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	187,178 USD	(3,935)
United Continental Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	8,287 USD	(10)
United Insurance Holdings Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	54,823 USD	445
United Natural Foods, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	726,456 USD	13,780
United Parcel Service	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	324,603 USD	(7,041)
United Rentals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,118,740 USD	40,334
United States Steel Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	369,906 USD	13,064
United Technologies Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	533,344 USD	(9,283)
Uniti Group, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	1,010,858 USD	(68,932)
Univar, Inc.	12/16/20	M	2.01%	Goldman Sachs International	126,143 USD	341
Universal Display Corp.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	659,716 USD	32,878
Universal Electronics Inc	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	434,368 USD	(16,522)
Univest Corporation of Pennsylvania	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	25,864 USD	(39)
Unum Group	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	408,840 USD	7,447
Upland Software, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	179,497 USD	(1,888)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Urban Edge Properties	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	70,500 USD	$(826)
Urban Outfitters, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	322,541 USD	(15,918)
US BanCorp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	18,160 USD	(8)
US Concrete, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	541,669 USD	28,848
US Foods Holding Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	104,995 USD	(224)
US Silica Holdings, Inc.	07/23/20	M	1.25%	Morgan Stanley Capital Services LLC	264,459 USD	(8,561)
USA Technologies, Inc.	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	1,058,282 USD	(55,295)
Usana Health Sciences, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	259,312 USD	11,141
Vail Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	213,642 USD	(4,528)
Valeo Sa	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	74,557 EUR	3,921
Valhi, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	19,020 USD	789
Valley National Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	121,738 USD	1,212
Vallourec SA	09/26/19	M	14.42%	Credit Suisse Securities (Europe) Limited	6,724 EUR	404
Varian Medical Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	269,736 USD	(6,051)
Varonis Systems, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	765,674 USD	37,175
Vectrus, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	71,281 USD	1,110
Vereit, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	11,308 USD	67
Vericel Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	417,475 USD	35,827
Veritex Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	114,439 USD	678
Vertex Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	9,356 USD	(25)
VF Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	4,630 USD	24
Viasat, Inc.	07/23/20	M	1.70%	Morgan Stanley Capital Services LLC	6,980 USD	5
Vicor Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	567,515 USD	24,882
Viewray, Inc.	07/23/20	M	1.40%	Morgan Stanley Capital Services LLC	571,410 USD	73,279
Viking Therapeutics, Inc.	07/23/20	M	0.95%	Morgan Stanley Capital Services LLC	25,529 USD	(1,816)
Vinci SA	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	195,110 EUR	(1,568)
Virtu Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	502,029 USD	1,759
Virtus Investment Partners	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	254,942 USD	5,312
Visa, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	61,793 USD	(683)
Visteon Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	460,128 USD	29,021
Vistra Energy Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	706,469 USD	2,124
Vodafone Group PLC	09/26/19	M	0.23%	Credit Suisse Securities (Europe) Limited	7,767,729 GBP	479,796
Volkswagen AG	09/26/19	M	0.92%	Credit Suisse Securities (Europe) Limited	134,843 EUR	2,671
Vonage Holdings Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	139,208 USD	827
Voya Financial, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	249,181 USD	(2,917)
Voyager Therapeutics, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	676,146 USD	(14,865)
W&T Offshore, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	317,884 USD	6,322
WABCO Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	425,093 USD	30,658
Wabtec Corp.	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	780,959 USD	(4,454)
Waddell & Reed Financial	07/23/20	M	1.90%	Morgan Stanley Capital Services LLC	5,369,366 USD	136,202
Waddell & Reed Financial, Inc.	07/23/20	M	1.91%	Morgan Stanley Capital Services LLC	92,764 USD	55
Wageworks, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,066,002 USD	29,641
Walker & Dunlop, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	231,682 USD	2,027
Washington Federal, Inc.	07/23/20	M	2.01%	Morgan Stanley Capital Services LLC	8,691,345 USD	38,934
Washington Prime Group, Inc.	07/23/20	M	1.85%	Morgan Stanley Capital Services LLC	414,790 USD	(19,203)
Waste Management, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	6,437 USD	(6)
Waters Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	138,204 USD	(489)
Wave Life Sciences Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	447,713 USD	39,244
Wayfair, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	413,527 USD	44,332

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Webster Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	65,286 USD	$(78)
Wec Energy Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	274,839 USD	(834)
Weight Watchers International, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,146,509 USD	(26,241)
Welbilt, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,039,861 USD	(3,823)
Wells Fargo & Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	31,473 USD	65
Werner Enterprises, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	135,786 USD	(3,341)
Wesco Aircraft Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	13,573 USD	(148)
Westamerica Bancorporation	07/23/20	M	1.50%	Morgan Stanley Capital Services LLC	3,576,317 USD	(48,685)
Western Alliance Bancorp	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	369,500 USD	(2,856)
Westlake Chemical Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	170,707 USD	1,329
Westwood Holdings Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	145,046 USD	580
WEX, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	184,954 USD	(1,660)
Weyerhaeuser Co.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	279,769 USD	(1,700)
Whiting Petroleum Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	294,824 USD	8,983
William Lyon Homes	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	477,154 USD	(8,538)
Willscot Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	788,624 USD	39,195
wintrust Financial Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	222,052 USD	(2,494)
WisdomTree Investments, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	493,596 USD	9,598
Workday, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	437,221 USD	10,059
World Acceptance Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	45,921 USD	(2,220)
Worldpay, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	579,699 USD	(17,652)
WPX Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	384,375 USD	357
WW Grainger, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	306,327 USD	(1,223)
Wyndham Hotels & Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	158,682 USD	(1,386)
Wynn Resorts Ltd.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	673,303 USD	7,855
Xcel Energy, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	1,056,004 USD	8,024
Xenia Hotels & Resorts, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	87,761 USD	(7,241)
Xeris Pharmaceuticals, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	7,064 USD	56
XPO Logistics, Inc.	07/23/20	M	0.60%	Morgan Stanley Capital Services LLC	891,415 USD	(39,738)
Yelp, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	553,274 USD	5,621
Yext, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	634,114 USD	3,169
YRC Worldwide, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	820,244 USD	(4,934)
Yum China Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	240,656 USD	(8,864)
ZAGG, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	310,400 USD	16,831
Zayo Group Holdings, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	672,152 USD	4,225
Zebra Technologies Corp.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	538,923 USD	9,650
Zendesk, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	636,791 USD	2,946
Zillow Group, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	700,654 USD	27,496
Zions Bancorporation	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	94,228 USD	(1,270)
Zogenix, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	189,182 USD	(2,968)
Zscaler, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	610,360 USD	(10,703)
Zumiez, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	34,879 USD	(2,605)
Zynga, Inc.	07/23/20	M	2.16%	Morgan Stanley Capital Services LLC	65,907 USD	1,094

Total Sells						$4,714,188

Total OTC Total Return Swaps Outstanding						$(1,907,723)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month EUR EURIBOR	(0.25%)	1Y/6M	06/19/2021	Goldman Sachs International	1,545,288,000 EUR	$2,209,801	$4,856,114	$(2,646,313)
Receives	3-Month SEK STIBOR	0.000%	1Y/3M	06/19/2021	Goldman Sachs International	21,695,334,000 SEK	6,311,865	6,134,562	177,303
Receives	6-Month CHF LIBOR	0.25%	1Y/6M	06/19/2029	Goldman Sachs International	156,770,000 CHF	(3,258,742)	(357,179)	(2,901,563)
Receives	3-Month USD LIBOR	1.18%	6M/3M	02/22/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	284,895	—	284,895
Receives	6-Month GBP LIBOR	1.38%	6M/6M	01/16/2068	Credit Suisse Securities (USA) LLC	1,427,000 GBP	(48,237)	43	(48,280)
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/4/2067	Credit Suisse Securities (USA) LLC	3,461,000 GBP	(161,635)	123	(161,758)
Receives	6-Month GBP LIBOR	1.47%	6M/6M	09/18/2069	Credit Suisse Securities (USA) LLC	5,526,743 GBP	(436,005)	—	(436,005)
Receives	6-Month GBP LIBOR	1.50%	6M/6M	06/19/2029	Goldman Sachs International	365,906,000 GBP	(12,627,708)	(1,039,158)	(11,588,550)
Receives	3-Month USD LIBOR	1.52%	6M/3M	05/25/2019	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	33,531	—	33,531
Receives	3-Month USD LIBOR	1.56%	6M/3M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	99,019	6,115	92,904
Receives	3-Month USD LIBOR	1.62%	6M/3M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	93,946	4,658	89,288
Receives	3-Month USD LIBOR	1.77%	6M/3M	10/24/2021	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	268,397	—	268,397
Receives	3-Month USD LIBOR	1.86%	6M/3M	12/11/2020	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	143,433	—	143,433
Receives	3-Month USD LIBOR	1.86%	6M/3M	05/25/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	112,284	—	112,284
Receives	3-Month USD LIBOR	1.96%	6M/3M	11/25/2026	Morgan Stanley & Co. LLC	1,100,000 USD	31,108	—	31,108

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month NZD BBR FRA	2.00%	6M/3M	06/19/2021	Goldman Sachs International	747,450,000 NZD	$(4,014,235)	$(1,373,478)	$(2,640,757)
Receives	3-Month USD LIBOR	2.04%	6M/3M	10/26/2025	Morgan Stanley & Co. LLC	3,900,000 USD	69,017	—	69,017
Receives	3-Month USD LIBOR	2.18%	6M/3M	06/26/2027	Morgan Stanley & Co. LLC	2,100,000 USD	31,347	11,201	20,146
Receives	3-Month USD LIBOR	2.19%	6M/3M	05/25/2027	Morgan Stanley & Co. LLC	1,500,000 USD	20,416	—	20,416
Receives	3-Month USD LIBOR	2.22%	6M/3M	09/29/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	8,239	—	8,239
Receives	3-Month AUD BBR BBSW	2.25%	3M/3M	06/19/2021	Goldman Sachs International	309,806,000 AUD	(3,399,456)	(2,379,738)	(1,019,718)
Receives	6-Month NOK NIBOR	2.25%	1Y/6M	06/19/2029	Goldman Sachs International	4,182,549,000 NOK	(11,820,008)	(5,760,305)	(6,059,703)
Receives	3-Month CAD BA CDOR	2.25%	6M/3M	06/19/2021	Goldman Sachs International	561,324,000 CAD	(2,846,754)	(926,812)	(1,919,942)
Receives	3-Month USD LIBOR	2.27%	6M/3M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	9,006	—	9,006
Receives	3-Month USD LIBOR	2.30%	6M/3M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	573	4,800	(4,227)
Receives	3-Month USD LIBOR	2.33%	6M/3M	08/25/2025	Morgan Stanley & Co. LLC	35,250,000 USD	(8,890)	229,547	(238,437)
Receives	3-Month USD LIBOR	2.34%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	1,000,000 USD	2,166	—	2,166
Receives	3-Month USD LIBOR	2.40%	6M/3M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	(5,999)	24,111	(30,110)
Receives	3-Month USD LIBOR	2.41%	6M/3M	02/27/2027	Morgan Stanley & Co. LLC	2,300,000 USD	(6,604)	—	(6,604)
Receives	3-Month USD LIBOR	2.41%	6M/3M	12/22/2022	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(199,795)	—	(199,795)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.42%	6M/3M	09/22/2024	Morgan Stanley Capital Services LLC	2,000,000 USD	$(24,553)	$—	$(24,553)
Receives	3-Month USD LIBOR	2.53%	6M/3M	09/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(25,043)	—	(25,043)
Receives	3-Month USD LIBOR	2.58%	6M/3M	03/27/2027	Morgan Stanley & Co. LLC	300,000 USD	(4,570)	—	(4,570)
Receives	3-Month USD LIBOR	2.58%	6M/3M	08/5/2025	Morgan Stanley Capital Services LLC	7,000,000 USD	(106,953)	—	(106,953)
Receives	3-Month USD LIBOR	2.61%	6M/3M	02/25/2026	Morgan Stanley & Co. LLC	2,300,000 USD	(51,862)	—	(51,862)
Receives	3-Month USD LIBOR	2.62%	6M/3M	08/27/2026	Morgan Stanley Capital Services LLC	2,500,000 USD	(47,646)	—	(47,646)
Receives	3-Month USD LIBOR	2.63%	6M/3M	08/13/2026	Morgan Stanley Capital Services LLC	10,000,000 USD	(194,829)	—	(194,829)
Receives	3-Month USD LIBOR	2.66%	6M/3M	01/25/2026	Morgan Stanley Capital Services LLC	33,752,000 USD	(776,122)	(789,493)	13,371
Receives	3-Month USD LIBOR	2.67%	6M/3M	09/13/2028	Morgan Stanley Capital Services LLC	2,500,000 USD	(72,248)	—	(72,248)
Receives	3-Month USD LIBOR	2.72%	6M/3M	08/8/2028	Morgan Stanley Capital Services LLC	3,000,000 USD	(81,629)	—	(81,629)
Receives	3-Month USD LIBOR	2.75%	6M/3M	06/19/2021	Goldman Sachs International	261,288,000 USD	(2,087,346)	(956,585)	(1,130,761)
Receives	3-Month USD LIBOR	2.83%	6M/3M	07/29/2029	Morgan Stanley Capital Services LLC	3,000,000 USD	(112,803)	—	(112,803)
Receives	3-Month USD LIBOR	2.90%	6M/3M	03/27/2026	Merrill Lynch, Pierce, Fenner & Smith, Inc.	20,000,000 USD	(741,381)	—	(741,381)
Receives	3-Month USD LIBOR	3.02%	6M/3M	09/25/2025	Morgan Stanley & Co. LLC	2,000,000 USD	(83,886)	—	(83,886)
Receives	3-Month USD LIBOR	3.03%	6M/3M	06/25/2028	Morgan Stanley & Co. LLC	1,600,000 USD	(83,095)	—	(83,095)
Receives	3-Month USD LIBOR	3.05%	6M/3M	05/25/2028	Morgan Stanley & Co. LLC	600,000 USD	(32,010)	—	(32,010)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	3.08%	6M/3M	04/30/2027	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	$(1,064,045)	$—	$(1,064,045)
Receives	3-Month USD LIBOR	3.15%	6M/3M	05/21/2022	Merrill Lynch, Pierce, Fenner & Smith Incorporated	20,000,000 USD	(491,581)	—	(491,581)
Receives	3-Month USD LIBOR	3.21%	6M/3M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	(91,990)	(1,053)	(90,937)
Receives	6-Month INR MIBOR OIS COMPOUND	6.67%	6M/6M	06/20/2023	Credit Suisse Securities (USA) LLC	442,659,911 INR	(220,248)	—	(220,248)
Pays	6-Month CHF LIBOR	(0.50%)	6M/1Y	06/19/2021	Goldman Sachs International	786,391,000 CHF	2,095,668	955,857	1,139,811
Pays	6-Month EUR EURIBOR	0.75%	6M/1Y	06/19/2029	Goldman Sachs International	313,106,000 EUR	8,510,595	2,317,555	6,193,040
Pays	6-Month GBP LIBOR	1.00%	6M/6M	06/19/2021	Goldman Sachs International	1,758,083,000 GBP	2,082,998	(6,461,293)	8,544,291
Pays	3-Month SEK STIBOR	1.25%	3M/1Y	06/19/2029	Goldman Sachs International	4,469,593,000 SEK	17,474,588	8,322,901	9,151,687
Pays	6-Month NOK NIBOR	1.50%	6M/1Y	06/19/2021	Goldman Sachs International	19,348,964,000 NOK	(9,139,194)	(7,664,563)	(1,474,631)
Pays	3-Month USD LIBOR	1.99%	3M/6M	06/26/2024	Morgan Stanley & Co. LLC	2,320,000 USD	(36,070)	(11,818)	(24,252)
Pays	3-Month USD LIBOR	1.99%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,597,000 USD	(39,199)	(12,569)	(26,630)
Pays	3-Month USD LIBOR	2.03%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,130,000 USD	(28,132)	(11,027)	(17,105)
Pays	3-Month USD LIBOR	2.07%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	705,500 USD	(7,996)	892	(8,888)
Pays	3-Month USD LIBOR	2.08%	3M/6M	05/25/2024	Morgan Stanley & Co. LLC	2,097,000 USD	(22,235)	(10,927)	(11,308)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.09%	3M/6M	08/25/2024	Morgan Stanley & Co. LLC	1,515,000 USD	$(16,608)	$(620)	$(15,988)
Pays	3-Month USD LIBOR	2.17%	3M/6M	04/25/2024	Morgan Stanley & Co. LLC	2,609,000 USD	(15,977)	—	(15,977)
Pays	3-Month USD LIBOR	2.20%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,257,000 USD	(13,707)	(11,404)	(2,303)
Pays	3-Month USD LIBOR	2.24%	3M/6M	11/27/2024	Morgan Stanley & Co. LLC	2,580,000 USD	(10,394)	2,511	(12,905)
Pays	3-Month USD LIBOR	2.25%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	1,201,000 USD	(3,652)	(582)	(3,070)
Pays	3-Month USD LIBOR	2.26%	3M/6M	04/26/2024	Morgan Stanley & Co. LLC	3,000,000 USD	(5,996)	—	(5,996)
Pays	3-Month USD LIBOR	2.28%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,397,000 USD	(20,333)	—	(20,333)
Pays	3-Month USD LIBOR	2.28%	3M/6M	12/27/2024	Morgan Stanley & Co. LLC	3,310,000 USD	(5,003)	(1,411)	(3,592)
Pays	3-Month USD LIBOR	2.35%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	9,551,000 USD	14,167	—	14,167
Pays	3-Month USD LIBOR	2.44%	3M/6M	04/25/2026	Morgan Stanley Capital Services LLC	6,534,000 USD	45,651	—	45,651
Pays	3-Month USD LIBOR	2.45%	3M/6M	03/25/2026	Morgan Stanley Capital Services LLC	1,154,000 USD	9,152	—	9,152
Pays	6-Month AUD BBR BBSW	2.50%	6M/6M	06/19/2029	Goldman Sachs International	66,015,000 AUD	1,954,528	649,112	1,305,416
Pays	3-Month CAD BA CDOR	2.50%	3M/6M	06/19/2029	Goldman Sachs International	119,847,000 CAD	3,281,833	1,030,139	2,251,694
Pays	3-Month USD LIBOR	2.58%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	2,348,000 USD	36,354	—	36,354
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,000,000 USD	125,398	—	125,398

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.62%	3M/6M	02/25/2026	Morgan Stanley & Co. LLC	7,728,000 USD	$136,956	$656	$136,300
Pays	3-Month USD LIBOR	2.64%	3M/6M	01/25/2026	Morgan Stanley & Co. LLC	17,951,000 USD	339,460	—	339,460
Pays	3-Month USD LIBOR	2.66%	3M/6M	01/25/2026	Morgan Stanley & Co. LLC	35,657,000 USD	722,799	—	722,799
Pays	3-Month USD LIBOR	2.72%	3M	09/8/2028	Morgan Stanley Capital Services LLC	1,000,000 USD	(27,095)	—	(27,095)
Pays	3-Month NZD BBR FRA	2.75%	3M/6M	06/19/2029	Goldman Sachs International	161,742,000 NZD	5,668,282	2,492,945	3,175,337
Pays	3-Month USD LIBOR	2.75%	3M/6M	06/19/2029	Goldman Sachs International	56,826,000 USD	1,696,721	464,250	1,232,471
Pays	3-Month USD LIBOR	2.83%	3M/6M	02/26/2025	Morgan Stanley & Co. LLC	1,528,000 USD	43,098	(1,314)	44,412
Pays	3-Month USD LIBOR	2.87%	3M/6M	04/25/2025	Morgan Stanley & Co. LLC	2,883,000 USD	90,086	—	90,086
Pays	3-Month USD LIBOR	2.92%	3M/6M	08/28/2025	Morgan Stanley & Co. LLC	3,185,000 USD	113,360	—	113,360
Pays	3-Month USD LIBOR	2.98%	3M/6M	09/25/2025	Morgan Stanley & Co. LLC	1,213,000 USD	47,801	—	47,801
Pays	3-Month USD LIBOR	3.00%	3M/6M	06/25/2025	Morgan Stanley & Co. LLC	2,272,000 USD	89,803	—	89,803
Pays	3-Month USD LIBOR	3.03%	3M/6M	06/25/2028	Morgan Stanley & Co. LLC	1,000,000 USD	51,934	(2,804)	54,738
Pays	28-Days MXN TIIE Banxico	7.87%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	141,782,000 MXN	18,687	—	18,687
Pays	28-Days MXN TIIE Banxico	7.89%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	124,452,614 MXN	22,560	—	22,560
Pays	28-Days MXN TIIE Banxico	7.91%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	115,302,198 MXN	25,466	—	25,466

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	28-Days MXN TIIE Banxico	7.95%	28D/28D	09/13/2023	Credit Suisse Securities (USA) LLC	59,764,884 MXN	$17,340	$—	$17,340
Pays	28-Days MXN TIIE Banxico	8.08%	28D/28D	03/13/2024	Credit Suisse Securities (USA) LLC	123,387,528 MXN	74,608	—	74,608
Pays	1T BRL CDI	8.33%	1T/1T	01/2/2023	Credit Suisse Securities (USA) LLC	107,512,969 BRL	152,460	—	152,460
Pays	1T BRL CDI	8.36%	1T/1T	01/2/2023	Credit Suisse Securities (USA) LLC	107,707,598 BRL	176,444	—	176,444
Pays	28-Days MXN TIIE Banxico	8.81%	28D/28D	12/13/2023	Credit Suisse Securities (USA) LLC	355,488,667 MXN	747,452	—	747,452

Total Centrally Cleared Interest Rate Swaps Outstanding							$975,793	$(266,041)	$1,241,834

Abbreviation Legend:
1Y	Yearly
28D	28 Days
3M	Quarterly
6M	Semi-Annually
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
CVR	Contingent Value Right
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2019

MYX	Bursa Malaysia
Nasdaq-OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
SFE	ASX Trade24
SGX	Singapore Exchange
T	At Maturity
TFEX	Thailand Futures Exchange

Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PHP	Philippine Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2019

Assets:
Investments in securities, at fair value (cost $7,627,726,412)	$7,798,477,067
Cash	91,020,507
Cash denominated in foreign currencies (cost of $91,897,869)	92,074,376
Segregated cash balance with broker for securities sold short	1,387,470,682
Segregated cash balance with custodian for derivative financial instruments	33,891,000
Segregated cash balance with counterparties for futures contracts	190,517,239
Segregated cash balance with counterparties for centrally cleared derivatives	81,936,051
Segregated cash balance with counterparties for OTC derivatives	5,229,647
Segregated cash balance with counterparties for reverse repurchase agreements	2,385,979
Unrealized appreciation on forward foreign currency exchange contracts	3,463,876
Income receivable	47,926,039
Receivable for investments sold	267,746,308
Receivable for Fund shares sold	11,974,350
Receivable for periodic payments from swap contracts	8,649,779
Variation margin receivable on futures	54,554,289
Variation margin receivable on centrally cleared swaps	46,886,713
Swap contracts, at fair value (net premiums paid $4,775,604)	31,105,265
Prepaid expenses and other assets	178,548

Total assets	10,155,487,715

Liabilities:
Securities sold short, at fair value (proceeds of $1,527,845,068)	1,544,312,680
Cash received as collateral from custodian for derivative financial instruments	2,310,000
Cash received as collateral from counterparty for OTC derivatives	4,743,450
Cash received as collateral from broker for TBAs	2,055,508
Options written, at fair value (premiums received $823,778)	564,405
Unrealized depreciation on forward foreign currency exchange contracts	3,839,683
Payable for reverse repurchase agreements	726,835,833
Payable for investments purchased	540,568,528
Payable for Fund shares redeemed	5,687,751
Payable for periodic payments from swap contracts	6,208,732
Variation margin payable on futures	5,424,154
Variation margin payable on centrally cleared swaps	818,600
Swap contracts, at fair value (net premiums received$25,442,253)	52,270,199
Unrealized depreciation on unfunded loan commitments	1,749
Dividend and interest income payable on securities sold short	1,544,207
Management fee payable	32,299,700
Accrued expenses and other liabilities	16,548,153

Total liabilities	2,946,033,332

Net assets	$7,209,454,383

Net Assets Consist of:
Paid-in capital	$7,123,485,765
Total distributable earnings	85,968,618

Net assets	$7,209,454,383

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2019

Net Asset Value:
Class I Shares
Net Assets	$5,292,571,949
Class I Shares outstanding, no par value, unlimited shares authorized	491,804,552

Net asset value per share	$10.76

Class D Shares
Net Assets	$297,085,755
Class D Shares outstanding, no par value, unlimited shares authorized	27,686,086

Net asset value per share	$10.73

Class Y Shares
Net Assets	$1,619,796,679
Class Y Shares outstanding, no par value, unlimited shares authorized	151,628,621

Net asset value per share	$10.68

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2019

Investment Income:
Interest (including net foreign taxes withheld of $2,743)	$212,431,514
Dividends (including net foreign taxes withheld of $1,879,847)	39,073,360
Stock borrow rebates	16,818,053

Total income	268,322,927

Expenses:
Management fees	120,531,777
Administration fees	6,851,928
Custodian fees	2,579,592
Trustees’ fees	506,406
Distribution fees—Class D	629,779
Shareholder service fees	5,143,580
Registration fees	456,030
Printing and postage fees	690,802
Professional fees	5,481,477
Dividends and interest on securities sold short	25,609,080
Line of credit fee	265,947
Interest fees	39,520,534
Other	433,158

Total expenses	208,700,090

Net investment income	59,622,837

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments in securities	166,497,832
Net realized loss on securities sold short	(18,193,571)
Net realized gain on forward foreign currency exchange contracts	31,006,337
Net realized loss on foreign currency transactions	(7,129,777)
Net realized gain on futures contracts	46,617,399
Net realized gain on options written	290,632
Net realized gain on swap contracts	19,151,216
Net change in unrealized depreciation on investments in securities	(50,355,958)
Net change in unrealized depreciation on securities sold short	(27,473,830)
Net change in unrealized appreciation on forward foreign currency exchange contracts	1,264,604
Net change in unrealized appreciation on foreign currency translations	5,164,576
Net change in unrealized depreciation on futures contracts	(38,123,894)
Net change in unrealized appreciation on options written	215,238
Net change in unrealized depreciation on swap contracts	(744,425)
Net change in unrealized depreciation on unfunded loan commitments	(1,749)

Net realized and unrealized gain	128,184,630

Net increase in net assets resulting from operations	$187,807,467

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Year Ended 3/31/2019	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,622,837	$6,152,792
Net realized gain	238,240,068	57,444,067
Net change in unrealized appreciation (depreciation)	(110,055,438)	61,728,948

Net increase in net assets resulting from operations	187,807,467	125,325,807

Distributions:
Distributions from earnings[1]
Class I Shares	(97,132,171)	(90,185,602)
Class D Shares	(4,863,507)	(3,353,176)
Class Y Shares	(29,941,933)	(9,921,226)

Total distributions to shareholders	(131,937,611)	(103,460,004)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	1,922,314,057	2,562,554,600
Proceeds from sale of Class D Shares	140,535,776	67,394,565
Proceeds from sale of Class Y Shares	1,207,817,191	317,584,068
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	61,802,915	68,415,839
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	4,825,098	3,330,435
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	29,854,743	8,795,033
Shareholder redemptions:
Cost of Class I Shares redeemed	(1,824,716,261)	(1,157,385,421)
Cost of Class D Shares redeemed	(80,401,578)	(160,036,741)
Cost of Class Y Shares redeemed	(312,461,562)	(74,777,350)

Net increase in net assets resulting from capital transactions	1,149,570,379	1,635,875,028

Net increase in net assets	1,205,440,235	1,657,740,831

Net Assets:
Beginning of period	6,004,014,148	4,346,273,317

End of period	$7,209,454,383	$6,004,014,148

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Year Ended 3/31/2019	Year Ended 3/31/2018
Share Transacations:
Class I Shares
Beginning of period	477,029,167	340,734,104
Shares issued	180,341,853	236,875,140
Reinvestment in Shares	5,948,308	6,364,256
Shares redeemed	(171,514,776)	(106,944,333)

Net change in shares resulting from share transactions	14,775,385	136,295,063

End of period	491,804,552	477,029,167

Class D Shares
Beginning of period	21,571,025	30,032,248
Shares issued	13,214,635	6,256,759
Reinvestment in Shares	465,264	310,074
Shares redeemed	(7,564,838)	(15,028,056)

Net change in shares resulting from share transactions	6,115,061	(8,461,223)

End of period	27,686,086	21,571,025

Class Y Shares
Beginning of period	64,824,921	41,247,352
Shares issued	113,598,533	29,719,548
Reinvestment in Shares	2,895,707	824,277
Shares redeemed	(29,690,540)	(6,966,256)

Net change in shares resulting from share transactions	86,803,700	23,577,569

End of period	151,628,621	64,824,921

[1]

Per Securities Exchange Commission release #33-10532 “Disclosure Update and Simplification”, the Fund is no longer required to differentiate distributions from earnings as either from net investment income or net realized capital gains. The presentation for the Year Ended 3/31/2018 has been adjusted for this change. At 3/31/2018 the distributions were from net investment income in the amounts of $34,554,353, $670,230 and $4,060,493 for Class I, Class D & Class Y Shares, respectively. The distributions were from net realized capital gains in the amounts of $55,631,249, $2,682,946 and $5,860,733 for Class I, Class D & Class Y Shares, respectively. As part of this update the Fund is also no longer required to disclose the distributions in excess of net investment income, which was $51,359,222 as of 3/31/2018.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows

For the Year Ended March 31, 2019

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$187,807,467
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(12,180,146,439)
Proceeds from disposition of investments in securities	9,774,740,827
Proceeds from securities sold short	4,196,834,716
Payments to cover securities sold short	(4,124,088,166)
Short-term investments, net	272,033,335
Premiums paid on closing options written	(1,905,143)
Proceeds from premiums received from options written	2,461,031
Net realized gain on investments in securities	(166,497,832)
Net realized loss on securities sold short	18,193,571
Net realized gain on options written	(290,632)
Net change in accretion of bond discount and amortization of bond and swap premium	(3,163,943)
Net change in unrealized depreciation on investments in securities	50,355,958
Net change in unrealized depreciation on securities sold short	27,473,830
Net change in unrealized appreciation on options written	(215,238)
Changes in assets and liabilities:
(Increase) decrease in assets:
Unrealized appreciation on forward foreign currency exchange contracts	378,777
Income receivable	(30,487,595)
Receivable for periodic payments from swap contracts	(1,387,415)
Variation margin receivable on futures	(21,989,338)
Variation margin receivable on centrally cleared swaps	(46,647,859)
Swap contracts, at fair value	29,482,736
Prepaid expenses and other assets	877,618
Increase (decrease) in liabilities:
Securities lending collateral payable	(36,187)
Cash received as collateral from custodian for derivative financial instruments	1,720,000
Cash received as collateral from counterparty for OTC derivatives	4,258,201
Cash received as collateral from counterparty for centrally cleared derivatives	(247,706)
Cash received as collateral from counterparty for futures contracts	(148,071)
Cash received as collateral from broker for TBAs	2,055,508
Unrealized depreciation on forward foreign currency exchange contracts	(1,643,381)
Swap contracts, at fair value	(25,698,947)
Variation margin payable on futures	(1,857,063)
Variation margin payable on centrally cleared swaps	(27,354,959)
Payable for periodic payments from swap contracts	(538,662)
Dividend and interest income payable on securities sold short	646,672
Interest payable on reverse repurchase agreements	1,300,257
Change in unrealized on unfunded loan	1,749
Management fee payable	5,166,095
Accrued expenses and other liabilities	10,665,658
Trustees’ fee payable	(16,570)

Net cash used in operating activities	$(2,047,907,140)

Cash Flows from Financing Activities
Proceeds from shares sold	3,266,801,808
Cost of shares repurchased	(2,216,426,168)
Proceeds from reverse repurchase agreements	4,571,848,178
Repayment of reverse repurchase agreements	(4,032,468,409)
Distributions paid (net of reinvestment)	(35,454,856)

Net cash provided by financing activities	1,554,300,553

Net increase (decrease) in unrestricted and restricted cash and foreign currency	(493,606,587)
Unrestricted and restricted cash and foreign currency, beginning of period	2,378,132,068

Unrestricted and restricted cash and foreign currency, end of period	$1,884,525,481

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$38,220,277

Non-Cash Financing Activities
Capital shares issued in reinvestment of distribution	$96,482,756

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

For the Year Ended March 31, 2019

Reconciliation of unrestricted and restricted cash to the statements of assets and liabilities

	Year Ended March 31, 2019	Year Ended March 31, 2018
Cash	$91,020,507	$173,747,247
Foreign currency at value	92,074,376	240,327,745
Cash Pledged
Securities sold short	1,387,470,682	1,279,573,588
Derivative financial instruments	33,891,000	427,272,999
Futures contracts	190,517,239	159,046,806
Centrally cleared derivatives	81,936,051	90,388,769
OTC derivatives	5,229,647	3,447,422
Reverse repurchase agreements	2,385,979	1,627,492
TBAs	—	2,700,000

	$1,884,525,481	$2,378,132,068

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights

(For Shares Outstanding Throughout the Period)

	Class I
	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.67	$10.56	$9.82	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.10	0.01	0.07	(0.05)	(0.09)
Net realized and unrealized gain (loss)	0.19	0.31	0.72	(0.26)	0.53

Total From Investment Operations	0.29	0.32	0.79	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	(0.13)	(0.08)	(0.05)	(0.01)	(0.02)
From net realized capital gains	(0.07)	(0.13)	—	(0.24)	(0.04)

Total Distributions	(0.20)	(0.21)	(0.05)	(0.25)	(0.06)

Net Asset Value, End of Period	$10.76	$10.67	$10.56	$9.82	$10.38

Total Return	2.76%	3.06%	8.03%	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.34%	0.89%	1.15%	1.30%	1.46%[5]
Management Fees	1.86%	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.19%	2.77%	3.03%	3.27%	3.17%[5]
Excluded expenses[6]	(1.00)%	(0.57)%	(0.81)%	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.19%	2.20%	2.22%	2.34%	2.40%[5]

Net investment income (loss)	0.94%	0.13%	0.71%	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$5,292,572	$5,088,031	$3,597,704	$3,921,027	$1,097,917
Portfolio turnover	203%	300%	237%	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class D
	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.64	$10.53	$9.81	$10.38	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.06	(0.03)	0.05	(0.07)	(0.05)
Net realized and unrealized gain (loss)	0.20	0.30	0.70	(0.26)	0.48

Total From Investment Operations	0.26	0.27	0.75	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	(0.10)	(0.03)	(0.03)	—	(0.01)
From net realized capital gains	(0.07)	(0.13)	—	(0.24)	(0.04)

Total Distributions	(0.17)	(0.16)	(0.03)	(0.24)	(0.05)

Net Asset Value, End of Period	$10.73	$10.64	$10.53	$9.81	$10.38

Total Return	2.50%	2.60%	7.70%	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.71%	1.27%	1.40%	1.55%	1.59%[5]
Management Fees	1.86%	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.57%	3.15%	3.28%	3.49%	3.40%[5]
Excluded expenses[6]	(1.29)%	(0.81)%	(1.06)%	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.28%	2.34%	2.22%	2.31%	2.40%[5]

Net investment income (loss)	0.57%	(0.26)%	0.48%	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$297,086	$229,593	$316,243	$22,811	$6,012
Portfolio turnover	203%	300%	237%	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Financial Highlights (Continued)

(For Shares Outstanding Throughout the Period)

	Class Y
	Year Ended 3/31/2019	Year Ended 3/31/2018	Year Ended 3/31/2017	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.59	$10.48	$9.75	$10.29	$10.00
Income From Investment Operations:
Net investment income (loss)[2]	0.09	0.02	0.08	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.21	0.31	0.71	(0.25)	0.31

Total From Investment Operations	0.30	0.33	0.79	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	(0.14)	(0.09)	(0.06)	(0.02)	—
From net realized capital gains	(0.07)	(0.13)	—	(0.24)	—

Total Distributions	(0.21)	(0.22)	(0.06)	(0.26)	—

Net Asset Value, End of Period	$10.68	$10.59	$10.48	$9.75	$10.29

Total Return	2.85%	3.17%	8.10%	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	1.39%	0.79%	1.05%	1.20%	1.31%[5]
Management Fees	1.86%	1.88%	1.88%	1.92%	1.95%[5]
Recoupment (reimbursement) from Investment Adviser	—	—	—	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.25%	2.67%	2.93%	3.12%	3.19%[5]
Excluded expenses[7]	(1.13)%	(0.57)%	(0.81)%	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.12%	2.10%	2.12%	2.20%	2.40%[5]

Net investment income (loss)	0.89%	0.23%	0.78%	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$1,619,797	$686,390	$432,327	$339,613	$105,624
Portfolio turnover	203%	300%	237%	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2019

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), that consists of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of March 31, 2019, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may allocate the Fund’s assets among discretionary and non-discretionary Sub-Advisers. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser is responsible for providing the Investment Adviser with a model portfolio for the assets allocated to it to be implemented by the Investment Adviser in its discretion. The Investment Adviser has the ultimate responsibility to oversee each Sub-Adviser (subject to the oversight of the Board). The Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiaries. All material intercompany balances and transactions have been eliminated.

3. Significant Accounting Policies

Valuation Policy

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations),

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the year ended March 31, 2019.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2019, certain foreign equity securities were classified as Level 2 since a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At March 31, 2019, the Fund had $103,034,198 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class) and $536,276 invested in Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio (MSUXX). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

Money market funds are required to comply with certain rules adopted by the Securities and Exchange Commission (“SEC”) that require certain money market funds to use a floating net asset value. Money market funds that meet certain criteria can maintain a fixed $1.00 share price. The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipals, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2019, the total fair value of Level 3 investments was $106,325,380. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations,

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At March 31, 2019, the Fund had an outstanding commitment of $112,000 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as of the date notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis and is accrued daily. Realized gains and losses on investments are determined on the identified cost

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Allocation of Income and Expenses

The Fund uses each class of share’s adjusted prior day net assets, adjusted for capital activity, to allocate Fund-level income and expenses and unrealized capital gains and losses pro-rata to each class of shares. Class-specific income and expenses are allocated directly to the applicable class.

Cash

At March 31, 2019, the Fund had $91,020,507 in domestic cash and $92,074,376 in foreign cash held at State Street Bank and Trust.

Foreign Currency

The functional currency of the Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Fund does not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), the Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts that contain a variety of representations and indemnifications. To date, the Fund has not had claims or losses pursuant to these contracts, although there is no assurance that it will not incur losses in connection with these indemnifications in the future.

Income Taxes

The Fund’s policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund plans to file U.S. federal and various state and local tax returns.

For the current open tax years ending on October 31, 2015, October 31, 2016, October 31, 2017 and October 31, 2018, with respect to all major jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Fund, if any, are generally declared and paid in December; however, the Fund may make additional distributions at other times consistent with Rule 19b-1 under the 1940 Act. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (see Note 6) of the Fund or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the SEC and its staff require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ with collateral. At March 31, 2019, the Fund used the gross method of presentation in its consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements (“MNA”). The segregated cash balance with counterparties for OTC derivatives disclosed on the Consolidated Statement of Assets and Liabilities includes amounts for various derivative types which are comingled per our ISDA Master Agreements. These amounts are shown gross. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Fund is segregated by the Fund’s’ custodian and identified as such in the Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Fund and the applicable counterparty. Typically, the Fund and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Fund manages counterparty risk by entering into agreements only with counterparties that the Investment Adviser believes to have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Fund may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of the Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to terminate the contract. See Note 9 for a further discussion of the risks of the Fund, including credit and counterparty risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2019, the face value of open reverse repurchase agreements for the Fund was $725,201,320. The weighted average daily balances of reverse repurchase agreements outstanding during the year ended March 31, 2019 for the Fund was approximately $376,306,191, at a weighted average weekly interest rate of 3.40%.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”) (see below).

The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Barclays Bank plc	$(65,036,809)	$65,036,809	$—	$—
BNP Paribas Securities Corp.	(3,164,629)	3,164,629	—	—
Credit Suisse Securities (USA) LLC	(32,985,265)	32,985,265	—	—
Goldman Sachs Bank USA	(170,993,254)	170,993,254	—	—
HSBC Bank PLC	(41,712,399)	41,712,399	—	—
JPMorgan Chase Bank, N.A.	(185,135,937)	185,135,937	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(12,445,078)	12,445,078	—	—
RBC (Barbados) Trading Bank Corporation	(145,161,191)	145,161,191	—	—
Royal Bank of Canada	(70,201,271)	70,201,271	—	—

Total	$(726,835,833)	$726,835,833	$—	$—

(1)

Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2019 was $884,778,406 and $2,385,979, respectively.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

	Remaining Contractual Maturity of the Agreements As of March 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$—	$(10,739,738)	$—	$(123,066,760)	$(133,806,498)
Mortgage-Backed Securities	—	(435,538,832)	(64,426,572)	—	(499,965,404)
Sovereign Debt	—	—	—	(91,109,147)	(91,109,147)
Cash	(1,954,784)	—	—	—	(1,954,784)

Total	$(1,954,784)	$(446,278,570)	$(64,426,572)	$(214,175,907)	$(726,835,833)

Gross amount of recognized liabilities for reverse repurchase agreements					$(726,835,833)

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of March 31, 2019, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

Recent Accounting Pronouncements and Regulatory Updates

On October 17, 2018, the Securities and Exchange Commission (“SEC”) adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the consolidated financial statements for the year ended March 31, 2019. The distributions to shareholders in the March 31, 2018 Statement of Changes in Net Assets presented herein conform to the current year presentation.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13, Fair Value Measurements (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement to streamline disclosure requirements. The new standard eliminated the requirements to disclose Level 1 and Level 2 transfers, policy of timing of transfers, valuation process for Level 3 fair value measurements and the changes in unrealized gains and losses included in Level 3 investments held at the end of the reporting period. Also there are modifications to disclosure requirements for the timing of the liquidation of an underlying Investee Fund’s assets, for restrictions from redemption from an underlying Investee Fund, and for non-public companies, the Level 3 roll forward. The guidance is effective for financial statement with fiscal years beginning on or after December 15, 2019. The Fund has adopted ASU No. 2018-13 which did not have a material impact on the consolidated financial statements.

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which shortens the amortization period for the premium on certain callable debt securities to the earliest call date. The amendments are applicable to any purchased individual debt security with an explicit and noncontingent call feature that is callable at a fixed price on a preset date. The amendments do not impact the accounting for callable debt securities held at a discount, which will continue to be accreted to maturity. ASU 2017-08 became effective on January 1, 2019, with early adoption permitted including adoption in an interim period. The amendments will be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The Fund is currently evaluating the impact of adopting ASU 2017-08 on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230)—Restricted Cash. The new guidance is intended to change the presentation of restricted cash on the statement of cash flows. The new standard affects all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those years. The Fund has adopted ASU No. 2016-18 which did not have a material impact on the consolidated financial statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts in the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps” or swap execution facility). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected in the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by the Fund is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

At March 31, 2019, the Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (c)	$55,595,292	Centrally cleared swaps, at fair value (c)	$(54,619,499)
	Swap contracts, at fair value (b)	377,080	Swap contracts, at fair value (b)	—
	Unrealized appreciation on futures contracts (c)	31,116,723	Unrealized depreciation on futures contracts (c)	(20,869,558)
Equity	Swap contracts, at fair value (b)	29,265,004	Swap contracts, at fair value (b)	(30,675,457)
	Unrealized appreciation on futures contracts (c)	3,973,343	Unrealized depreciation on futures contracts (c)	(16,742,030)
	Purchased options, at fair value (d)	4,514,261	Options written, at value	(564,405)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Swap contracts, at fair value (b)	$—	Swap contracts, at fair value (b)	$(874,350)
	Unrealized appreciation on futures contracts (c)	13,126,061	Unrealized depreciation on futures contracts (c)	(16,840,114)
Credit	Centrally cleared swaps, at fair value (c)	46,141,686	Centrally cleared swaps, at fair value (c)	(16,744,561)
	Swap contracts, at fair value (b)	1,671,198	Swap contracts, at fair value (b)	(20,720,392)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	3,463,876	Unrealized depreciation on forward foreign currency exchange contracts	(3,839,683)
	Unrealized appreciation on futures contracts (c)	3,660,762	Unrealized depreciation on futures contracts (c)	(4,984,623)

Total		$192,905,286		$(187,474,672)

Amounts not subject to MNA(1)		(158,128,128)		131,364,790

Total gross amounts subject to MNA		$34,777,158		$(56,109,882)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset under enforceable MNA.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2019:

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate
Swap contracts	—	$10,505,585,621	$(8,143,951)	$(1,888,473)
Future contracts	—	3,007,176,134	19,712,368	2,886,689
Purchased options (d)	390	—	63,937	20,156
Options written	540	—	(186,686)	79,760

Equity
Swap contracts	—	2,651,890,560	(2,090,731)	(1,380,127)
Future contracts	—	1,621,672,023	(29,827,333)	(18,722,675)
Purchased options (d)	44,095	—	(6,682,069)	1,811,715
Options written	1,810	—	364,559	166,078

Commodity
Swap contracts	—	12,893,247	(689,222)	(874,350)
Future contracts	—	952,209,151	27,913,487	(18,646,408)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Primary Underlying Risk	Average Number of Contracts(a)	Average Notional USD(a)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)

Credit
Swap contracts	—	$2,087,670,040	$30,075,120	$3,398,525

Foreign Exchange
Forward foreign currency exchange contracts	—	1,099,868,308	31,006,337	1,264,604
Future contracts	—	1,660,602,082	28,818,877	(3,641,500)
Purchased options (d)	—	13,000,000	72,382	18,517
Options written	—	18,900,000	112,759	(30,600)

Total			$90,519,834	$(35,538,089)

(a)	Averages are based on monthly activity levels during the year ended March 31, 2019.

(b)	Includes swap contract premiums paid/received and unrealized appreciation/depreciation on swap contracts.

(c)

Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported in the Consolidated Statement of Assets and Liabilities.

(d)

Includes purchased options that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain on investments in securities and net unrealized appreciation on investments in securities as shown in the Consolidated Statement of Operations.

Netting Arrangements

The Fund enters into ISDA Master Agreements which contain MNA’s that provide for payment netting and, in the case of default or similar event with respect to the counterparty to the MNA, can provide for netting across transactions. Generally, upon counterparty default, the Fund can terminate all transactions under the MNA and set-off amounts it owes across all transactions under a particular MNA and against collateral under such MNA. The Fund may not use derivatives contracts and related collateral governed by an ISDA to offset reverse repurchase agreements and related collateral governed by an MRA or securities lending agreements and related collateral governed by an SLA (see Note 3).

The Master Fund uses master netting arrangements, which allows certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure. The following table presents information related to derivative financial instruments and collateral related to securities loaned that are subject to an enforceable master netting arrangement or similar agreement (“MNA”) and are not offset, as shown in the Consolidated Statement of Assets and Liabilities as of March 31, 2019.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

The following table represents the Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Fund as of March 31, 2019:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Bank of America, N.A.	$19,434	$(19,434)	$—	$—	$—
Barclays Bank plc	1,001,388	(1,001,388)	—	—	—
Citibank N.A.	8,355	—	—	—	8,355
Citigroup Global Markets, Inc.	54,042	(54,042)	—	—	—
Credit Suisse International	21,831	(21,831)	—	—	—
Credit Suisse Securities (Europe) Limited	5,188,553	(5,188,553)	—	—	—
Deutsche Bank AG	287,885	(287,885)	—	—	—
Goldman Sachs International	62,179	(62,179)	—	—	—
J.P. Morgan Securities LLC	6,871	—	—	—	6,871
JPMorgan Chase Bank, N.A.	1,575,481	(1,575,481)	—	—	—
Merrill Lynch Capital Services, Inc.	48,711	(48,711)	—	—	—
Morgan Stanley Capital Services LLC	287,233	(287,233)	—	—	—
State Street Bank and Trust Company	93,397	(93,397)	—	—	—

Cayman Subsidiary
Citibank N.A.	13,918	—	—	—	13,918
Credit Suisse International	323,636	—	—	—	323,636
JPMorgan Chase Bank, N.A.	57,919	(57,919)	—	—	—
Morgan Stanley Capital Services LLC	12,459,953	(12,324,329)	—	—	135,624
State Street Bank and Trust Company	1,793,228	(809,497)	—	—	983,731

Domestic Subsidiary III
Credit Suisse International	6,502	(6,502)	—	—	—

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amount of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

Domestic Subsidiary IV
Citibank N.A.	$161,191	$(4,699)	$—	$—	$156,492
Credit Suisse International	602	(602)	—	—	—
Goldman Sachs International	7,235,850	(5,747,686)	—	—	1,488,164
JPMorgan Chase Bank, N.A.	1,207,041	(963,545)	—	—	243,496
Morgan Stanley Capital Services LLC	2,849,778	(2,849,778)	—	—	—
State Street Bank and Trust Company	12,180	—	—	—	12,180

Total	$34,777,158	$(31,404,691)	$—	$—	$3,372,467

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Bank of America, N.A.	$(25,122)	$19,434	$5,688	$—	$—
Barclays Bank plc	(1,589,877)	1,001,388	588,489	—	—
Citigroup Global Markets, Inc.	(360,789)	54,042	—	—	(306,747)
Credit Suisse International	(97,057)	21,831	—	—	(75,226)
Credit Suisse Securities (Europe) Limited	(6,154,616)	5,188,553	966,063	—	—
Deutsche Bank AG	(380,836)	287,885	—	—	(92,951)
Goldman Sachs International	(1,494,725)	62,179	—	—	(1,432,546)
JPMorgan Chase Bank, N.A.	(5,296,905)	1,575,481	—	—	(3,721,424)
Merrill Lynch Capital Services, Inc.	(2,499,032)	48,711	—	—	(2,450,321)
Morgan Stanley Capital Services LLC	(1,979,344)	287,233	1,692,111	—	—
State Street Bank and Trust Company	(381,267)	93,397	—	—	(287,870)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

Cayman Subsidiary
JPMorgan Chase Bank, N.A.	$(3,965,327)	$57,919	$—	$—	$(3,907,408)
Morgan Stanley Capital Services LLC	(12,324,329)	12,324,329	—	—	—
State Street Bank and Trust Company	(809,497)	809,497	—	—	—

Domestic Subsidiary III
Citigroup Global Markets, Inc.	(876,080)	—	—	—	(876,080)
Credit Suisse International	(2,572,915)	6,502	—	—	(2,566,413)
Goldman Sachs International	(188,058)	—	—	—	(188,058)
JPMorgan Chase Bank, N.A.	(2,089,981)	—	—	—	(2,089,981)
Morgan Stanley Capital Services LLC	(3,201,675)	—	—	—	(3,201,675)

Domestic Subsidiary IV
Citibank N.A.	(4,699)	4,699	—	—	—
Credit Suisse International	(31,126)	602	—	—	(30,524)
Credit Suisse Securities (Europe) Limited	(696)	—	—	—	(696)
Goldman Sachs Bank USA	(27,275)	—	—	—	(27,275)
Goldman Sachs International	(5,747,686)	5,747,686	—	—	—
J.P. Morgan Securities LLC	(155,934)	—	—	—	(155,934)
JPMorgan Chase Bank, N.A.	(963,545)	963,545	—	—	—
Morgan Stanley Capital Services LLC	(2,891,489)	2,849,778	—	—	(41,711)

Total	$(56,109,882)	$31,404,691	$3,252,351	$—	$(21,452,840)

(1)	The Fund and each Subsidiary are subject to seperate MNAs with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,872,168,651	$96,627,284	$—	$1,968,795,935
Preferred Stock	202,749,585	—	—	202,749,585
Asset-Backed Securities	—	345,881,112	—	345,881,112
Convertible Bonds	—	57,883,059	—	57,883,059
Bank Debt	—	81,159,629	57,203,061	138,362,690
Corporate Bonds & Notes	—	603,202,536	—	603,202,536
Sovereign Debt	—	814,430,167	49,996,000	864,426,167
Mortgage-Backed Securities	—	1,996,895,838	28,819	1,996,924,657
U.S. Government Sponsored Agency Securities	—	95,593,399	—	95,593,399
U.S. Treasury Obligations	—	666,462,879	—	666,462,879
Municipals	—	17,883,819	—	17,883,819
Exchange-Traded Funds	135,345,397	—	—	135,345,397
Purchased Options	4,514,261	—	—	4,514,261
Short-Term Investment—Money Market Funds	103,570,474	—	—	103,570,474
Subtotal	$2,318,348,368	$4,776,019,722	$107,227,880	$7,201,595,970
Investments Valued at NAV				596,881,097
Total Investments in Securities	2,318,348,368	4,776,019,722	107,227,880	$7,798,477,067
Forward Foreign Currency Exchange Contracts	—	3,463,876	—	3,463,876
Futures Contracts	51,876,889	—	—	51,876,889
Centrally Cleared Credit Default Swaps	—	46,141,686	—	46,141,686
OTC Credit Default Swaps	—	1,671,198	—	1,671,198
OTC Total Return Swaps	—	29,642,084	—	29,642,084
Centrally Cleared Interest Rate Swaps	—	55,595,292	—	55,595,292
Total Assets	$2,370,225,257	$4,912,533,858	$107,227,880	$7,986,868,092

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$1,471,407,670	$14,712,124	$902,500	$1,487,022,294
Exchange-Traded Funds	4,633,436	—	—	4,633,436
Mortgage-Backed Securities	—	52,656,950	—	52,656,950
Total Securities Sold Short	1,476,041,106	67,369,074	902,500	1,544,312,680
Options Written	564,405	—	—	564,405
Reverse Repurchase Agreements	—	726,835,833	—	726,835,833
Forward Foreign Currency Exchange Contracts	—	3,839,683	—	3,839,683
Futures Contracts	59,436,325	—	—	59,436,325
Centrally Cleared Credit Default Swaps	—	16,744,561	—	16,744,561
OTC Credit Default Swaps	—	20,720,392	—	20,720,392
OTC Total Return Swaps	—	31,549,807	—	31,549,807
Centrally Cleared Interest Rate Swaps	—	54,619,499	—	54,619,499
Total Liabilities	$1,536,041,836	$921,678,849	$902,500	$2,458,623,185

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated financial statements.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity(1)(3)	N/A	—	N/A	—	N/A	247,863,359	247,863,359

Credit- Driven(2)(3)	N/A	—	N/A	248,800,000	12 months	—	248,800,000

Event-Driven(4)(5)	N/A	—	N/A	—	N/A	100,217,738	100,217,738

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)

The Credit-Driven strategy generally includes Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages and non-mortgage asset-backed securities.

(3)	Investments are redeemable quarterly upon 30 - 60 days written notice.

(4)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(5)	Investments are redeemable semi-annually upon 60 days written notice.

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with valuation methodology.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investments in Securities	Bank Debt	Corporate Bonds & Notes	Sovereign Debt	Mortgage- Backed Securities	Securities Sold Short: Common Stocks	Total
Balance as of March 31, 2018	$12,831,298	$21,774,895	$—	$—	$—	$34,606,193
Transfers In	1,373,541	—	—	—	—	1,373,541
Transfers Out	(6,830,604)	—	—	—	—	(6,830,604)
Purchases	59,643,315	—	50,000,000	56,856	—	109,700,171
Sales	(8,987,723)	(22,440,334)	—	(28,077)	(891,670)	(32,347,804)
Amortization	110,250	1,042,424	—	—	—	1,152,674
Net realized gain (loss)	(246,773)	(414,086)	—	41	—	(660,818)
Net change in unrealized appreciation (depreciation)	(690,243)	37,101	(4,000)	(1)	(10,830)	(667,973)

Balance as of March 31, 2019	$57,203,061	$—	$49,996,000	$28,819	$(902,500)	$106,325,380

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2019	$(657,725)	$—	$(4,000)	$(1)	$(10,830)	$(672,556)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2019.

Assets	Fair Value at March 31, 2019	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Sovereign Debt	$49,996,000	Broker-dealer Quotations	Indicative Bid	N/A
Bank Debt	57,203,061	Broker-dealer Quotations	Indicative Bid	N/A
Mortgage-Backed Securities	28,819	Broker-dealer Quotations	Indicative Bid	N/A
Securities Sold Short: Common Stock	(902,500)	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$106,325,380

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

6. Purchase and Sale of Fund Shares

The Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the year ended March 31, 2019, only Class D Shares, Class I Shares and Class Y Shares were outstanding.

The Fund’s Class D Shares are offered primarily through broker-dealers and other financial intermediaries with whom the Distributor has an agreement for the use of the Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. The Fund’s Class I Shares are offered to institutional investors and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: have entered into an arrangement approved by the Distributor to provide certain administrative services to investors in the Fund’s Class I Shares. Shareholders of Class I Shares may be subject to additional advisory, administrative, servicing, account-level or other fees in addition to those described in this Prospectus, which are paid to financial intermediaries to support the additional services they may provide. The Fund’s Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of the Fund may also be offered to employees, officers and directors/trustees of the Investment Adviser, the Fund or their respective affiliates. In addition, Class Y Shares are offered for institutional investors and individuals who are clients of financial intermediaries, broker-dealers, financial institutions, or registered investment advisors that have entered into an arrangement approved by the Distributor and do not charge a fee to the Fund. The minimum investment in Class D Shares of the Fund by an investor is $25,000, and the minimum subsequent investment in Class D Shares of the Fund by an investor is $5,000. The minimum investment in Class I Shares of the Fund by an investor is $1,000,000, and the minimum subsequent investment in Class I Shares of the Fund by an investor is $200,000. Class Y Shares have no investment minimum requirements. The Fund’s Class R Shares have no minimum investment requirement and are generally available only to special benefit plans.

Shares of the Fund may be purchased or redeemed at NAV each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Fund, the Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on the Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Fund’s Management Fee accrues daily in arrears and is paid quarterly. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of the Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee is calculated at a rate of 1.80% (annualized). During the year ended March 31, 2019, the Fund paid the Investment Adviser $120,531,777 in management fees. From this amount, the Investment Adviser paid $59,676,018 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Fund, which amounted to 0.92% (annualized) of the Fund’s average daily net assets. The Investment Advisor paid $101,301 in sub-advisory fees to Blackstone Real Estate Special Situations Advisors L.L.C., an indirect wholly-owned subsidiary of Blackstone and and affiliate of the Investment Adviser, with respect to the Fund, which amounted to less than 0.01% of the Fund’s average daily net assets.

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Fund by the Investment Adviser from the Management Fee received by the Investment Adviser.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, the Fund’s Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. The Fund’s Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Total Expense Cap”). Specified Expenses include all expenses incurred by the Fund with the exception of (i) the distribution or servicing fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the Total Expense Cap, the Investment Adviser will waive its fees and/or make payments to the Fund for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 31, 2021 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap. During the year ended March 31, 2019, there were no repayments or potential repayments to the Investment Adviser.

Related Party Transactions

Blackstone Holdings Finance Co. L.L.C. (“FINCO”), an affiliate of the Fund, pays Certain expenses on behalf of the Fund. The Fund reimburses FINCO for such expenses paid on behalf of the Fund. FINCO does not charge any fees for providing such administrative services. At year-end March 31, 2019, the Fund does not have an amount payable to FINCO.

The Adviser utilizes technology offered by Arcesium LLC (“Arcesium”) to provide certain middle- and back-office services to the Fund, and the Fund bears the costs for such services. The parent company of a Sub-Adviser owns a controlling, majority interest in Arcesium and the Investment Adviser owns a non-controlling, minority interest in Arcesium.

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Fund. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Fund’s distributor.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Fund manages counterparty risk by entering into agreements only with counterparties that it believes has the financial resources to honor its obligations and by monitoring the financial stability of those counterparties. The Fund’s Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Fund restricts exposure to credit and counterparty losses by entering into MNAs with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

At March 31, 2019, the Fund had counterparty concentration of credit risk primarily with State Street Bank and Trust Company, Morgan Stanley & Co. LLC, Morgan Stanley Capital Services LLC, Morgan Stanley & Co. International plc, Credit Suisse Securities (USA) LLC, Credit Suisse Securities (Europe) Limited and Credit Suisse International.

Foreign Investment Risk: The investments by the Fund in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Fund, including, but not limited to, restricted, distressed, nonexchange traded, and/or privately placed securities, may be difficult to sell, or illiquid, particularly during times of market turmoil. Investments in Investment Funds are generally illiquid and some Investment Funds may not permit withdrawals or may make in-kind distributions of illiquid securities when the Fund desires to divest. Illiquid securities may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Money Market Funds Risk: The investments in money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, money market funds are exposed to market risk, credit risk and liquidity risk.

Additional risks associated with each type of investment are described within the respective security type notes. The Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury Obligations, U.S. Government Sponsored Agency Securities and other short-term debt securities with maturities at the time of acquisition of one year or less (if applicable)), for the year ended March 31, 2019 were as follows:

Purchases		Sales
Long-Term	U.S Government	Long-Term	U.S Government
$10,813,605,194	$1,469,487,015	$8,676,145,421	$919,961,354

11. Income Tax Information

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2018. The Fund intends to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Fund makes no provision for U.S. federal income or excise taxes.

The Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Fund files tax returns and/or adopts certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Fund’s understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Fund and its investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Fund is subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

The Fund made the following reclassification at March 31, 2019 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, and income from the wholly-owned Cayman Subsidiary from the tax year-ended October 31, 2018:

Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
$15,930,724	$50,291,815	$(66,222,538)

The tax basis components of distributable earnings of the Fund at their tax year-ended October 31, 2018 were:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward
$62,156,072	$45,582,912	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2017 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gains
$20,072,174	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2018 by the Fund is as follows:

Ordinary Income	Long-Term Capital Gains
$103,460,004	$—

The Fund made an ordinary income and capital gains distribution in the amounts of $86,835,877 and $45,101,734, respectively to shareholders in December 2018. The final tax character of that distribution will be determined after the Fund’s October 31, 2019 tax year end.

As of March 31, 2019, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments, securities sold short, and derivatives were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,440,210,972	$453,939,372	$(402,060,096)	$51,879,276

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2019

12. Borrowings Under Credit Facility

The Fund has a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $250,000,000, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Fund to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month USD LIBOR Rate per annum (3.74% at March 31, 2019). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 27, 2020, the termination date of the Facility at which time the Fund and the Bank can agree to extend the existing agreement. For the year ended March 31, 2019, the Fund made no borrowings under the Facility.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance, and determined there were no subsequent events outside the normal course of business requiring adjustment to or disclosure in the consolidated financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Blackstone Alternative Investment Funds and the shareholders of Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assetsand liabilities, including the consolidated schedule of investments, of Blackstone Alternative Multi-Strategy Fund and subsidiaries, one of the portfolios constituting the Blackstone Alternative Investment Funds (the “Fund”), as of March 31, 2019, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and the period from June 16, 2014 (commencement of operations) to March 31, 2015, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the consolidated results of its operations and its cash flows for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended and the period from the June 16, 2014 (commencement of operations) to March 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2019, by correspondence with the custodian, brokers and agent banks; when replies were not received from custodian, brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

New York, New York

May 28, 2019

We have served as the auditors of one or more investment companies within the group of investment companies since 2010.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2019. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2018	Ending Account Value 3/31/2019	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$1,010.50	$18.15	3.62%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,006.88	$18.11	3.62%

Class D
Actual	$1,000.00	$1,008.90	$19.58	3.91%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,005.44	$19.55	3.91%

Class Y
Actual	$1,000.00	$1,010.40	$17.69	3.53%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,007.33	$17.67	3.53%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2019

Management of the Fund

The Fund’s operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund or the Investment Adviser (the “Independent Trustees”). The Trustees and the Fund’s officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”). The Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Fund or to one or more Subsidiaries.

Discretionary Sub-Advisers:

•	Bayview Asset Management, LLC
•	Blackstone Real Estate Special Situations Advisors L.L.C. (effective January 25, 2019)
•	Boussard & Gavaudan Investment Management, LLP
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Cerebellum Capital (until November 27, 2018)
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Asset Management Limited
•	Endeavour Capital Advisors Inc.
•	Good Hill Partners LP
•	GSA Capital Partners LLP
•	H2O AM LLP
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Magnetar Asset Management LLC
•	Nephila Capital, Ltd.
•	NWI Management, L.P.
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Waterfall Asset Management, LLC

Non-Discretionary Sub-Advisers:

•	Gracian Capital LLC (until July 3, 2018)

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Fund. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

Independent Trustees:

Name and Year of Birth of Trustee	Position Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
John M. Brown (1959)	Trustee	March 2013 to present	Retired (2004 – Present)	4	None

Peter M. Gilbert (1947)	Trustee	February 2016 to present	Retired (2015 – Present) Chief Investment Officer, Lehigh University Endowment Fund (2007 – 2015)	4	None

Paul J. Lawler (1948)	Trustee	March 2013 to present	Retired (2011 – Present)	4	Trustee, First Eagle Funds (4 portfolios)

Kristen Leopold (1967)	Trustee	March 2013 to present	CFO, WFL Real Estate Services, LLC (2006 – Present); CFO, KL Associates LLC (Hedge Fund Consulting) (2007 – 2014)	4	Trustee, CPG Funds (5 portfolios)

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

Interested Trustee:

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Frank J. Coates[3] (1964)	Trustee	March 2013 to Present	Executive Managing Director[4], Envestnet, Inc. (Wealth Management Solutions) (2016 – Present); CEO, Wheelhouse Analytics, LLC (Technology Solutions) (2010 – 2016)	4	None
Peter Koffler[5] (1956)	Trustee	August 2012 to present	Senior Managing Director,[4] The Blackstone Group L.P. (“Blackstone”) (2012 – Present); General Counsel, BAIA (2012 – Present) and Blackstone Alternative Asset Management L.P. (“BAAM”) (2010 – Present); Chief Compliance Officer, BAAM (2008 – 2012, 2018) and BAIA (2018 – Present) Chief Compliance Officer, Blackstone (2013 – 2016);	4	None

[1]

Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Fund may be removed from office in accordance with the provisions of the Trust’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”) and Bylaws.

[2]	The “Fund Complex” consists of the Fund, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

[3]

Mr. Coates is being treated as an “interested person” of the Fund, as defined in the 1940 Act, due to his employment by Envestnet, Inc., which conducts business with certain Sub-Advisers and may conduct business with the Adviser and/or its affiliates in the future.

[4]	Executive title, not a board directorship.

[5]	Mr. Koffler is an “interested person” of the Fund, as defined in the 1940 Act, due to his position with the Adviser and its affiliates.

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to present	Chief Operating Officer & Senior Managing Director,[2] Blackstone (2007 – Present)
James Hannigan (1983)	Chief Compliance Officer and Chief Legal Officer	Chief Compliance Officer (August 2016 to Present); Chief Legal Officer (March 2015 to Present) Anti-Money Laundering Officer (August 2016 to September 2018)	Managing Director,[2] Blackstone (2018 – Present); Vice President, Blackstone (2013 – 2017)
Natasha Kulkarni (1985)	Secretary	May 2018 to present	Vice President, Blackstone (2016 – Present); Associate, Blackstone (2013 – 2015)
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to present	Senior Managing Director,[2] Blackstone (2016 – Present Chief Financial Officer, BAIA and BAAM (2007 – Present) Managing Director,[2] Blackstone (2007 – 2015)
Cyrus B. Richardson (1968)	Anti-Money Laundering Officer	September 2018 to Present	Managing Director,[2] Blackstone (2013 – Present) Chief Compliance Officer, Blackstone Advisory Partners L.P. (2013 – Present) General Counsel, Blackstone Advisory Partners L.P. (2018 – Present)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal, or disqualification.

[2]	Executive title, not a board directorship.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

Compensation for Trustees

During the period covered by the report, each of the Independent Trustees was paid by the Fund Complex (as defined below) at a rate of $110,000 per fiscal year in the aggregate for their services to the Fund Complex (including the Subsidiaries). Mr. Coates (a Trustee being treated as an “interested person” (as defined in the 1940 Act) of the Fund due to his employment by Envestnet, Inc., which conducts business with certain Investee Funds and may conduct business with the Investment Adviser and its affiliates in the future) was paid by the Fund Complex at a rate of $95,000 per fiscal year in the aggregate for his services to the Fund Complex (excluding the Subsidiaries). The Chairpersons of the Board of Trustees and the Audit Committee were paid by the Fund Complex an additional $25,000 and $15,000, respectively, per fiscal year. These payments were allocated to the Fund and the other funds in the Fund Complex on the basis of assets under management. The Fund Complex pays for the Trustees’ travel expenses related to Board of Trustees meetings. The Trustees do not receive any pension or retirement benefits from the Fund Complex. The following table sets forth information covering the total compensation payable by the Fund during its fiscal year ended March 31, 2019 to the persons who served as Trustees of the Fund during such period. The officers of the Fund did not receive compensation from the Fund during the fiscal year ended March 31, 2019.

Independent Trustees:

Name of Independent Trustee	Aggregate Compensation From the Fund	Total Compensation From the Fund Complex[1]
John M. Brown	$118,301	$135,000
Peter M. Gilbert	$96,780	$110,000
Paul J. Lawler	$96,780	$110,000
Kristen M. Leopold	$109,692	$125,000

Interested Trustees:

Name of Interested Trustee	Aggregate Compensation From the Fund	Total Compensation From Fund Complex[1]
Frank J. Coates	$81,780	$95,000
Peter Koffler	None	None

[1]

These amounts represent aggregate compensation for the services of each Trustee to each fund in the Fund Complex, for which each Trustee serves as trustee. The “Fund Complex” consists of the Fund, the Blackstone Alternative Alpha Fund, the Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

Form N-PORT Filings

The Fund files a complete schedule of the Fund’s portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Holdings and allocations shown on any Form N-PORT are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Fund’s portfolio securities and information regarding how the Fund voted proxies relating to its portfolio securities during the 12-month

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

period ended June 30, 2018 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on November 13-14, 2018 and February 26-27, 2019, the Board, including a majority of the Independent Trustees, considered and approved for the Fund (i) the continuation of certain investment sub-advisory agreements ( “Continued Sub-Advisory Agreements”), (ii) certain amended and restated investment sub-advisory agreements (“Amended and Restated Sub-Advisory Agreements”), and (iii) certain new investment sub-advisory agreements (“New Sub-Advisory Agreements” and together with the Amended and Restated Sub-Advisory Agreements and Continued Sub-Advisory Agreements, the “Sub-Advisory Agreements”) between BAIA and each of the following sub-advisers (the “Sub-Advisers”):

Continued Sub-Advisory Agreements (approved at November meeting)

•	Boussard & Gavaudan Investment Management, LLP
•	Cerberus Sub-Advisory I, LLC
•	Waterfall Asset Management, LLC

Amended and Restated Sub-Advisory Agreements (approved at November meeting)

•	Two Sigma Advisers, LP
•	Caspian Capital LP

New Sub-Advisory Agreement (approved at November meeting)

•	Blackstone Real Estate Special Situations Advisors L.L.C. (“BRESSA”)
•	Nephila Capital, Ltd (“Nephila”)
•	Sorin Capital Management, LLC (“Sorin”)

Continued Sub-Advisory Agreements (approved at February meeting)

•	HealthCor Management L.P.
•	GSA Capital Partners LLP

New Sub-Advisory Agreements (approved at February meeting)

•	GSO/Blackstone Debt Funds Management LLC (“GSO”)
•	Sage Rock Capital Management LP (“Sage Rock”)
•	Good Hill Partners LP (“Good Hill”)

The Board noted that BAIA and the Fund relied on an exemptive order from the SEC that permitted the Fund to hire, and make material amendments to sub-advisory agreements with, discretionary or non-discretionary sub-advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approve the new sub-advisers and material amendments, and certain other conditions are met. The Independent Trustees were assisted in their review of the applicable sub-advisory arrangements by their independent legal counsel, and before the meetings, the Board received materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the Sub-Advisory Agreements between BAIA and each of the Sub-Advisers. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. Prior to the meetings, the Board had requested and received materials prepared by BAIA relating to each Sub-Adviser.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

The information the Board received in connection with the consideration of the Sub-Advisory Agreements for each of the existing Sub-Advisers generally included:

(1)

summary information regarding the investment thesis, strengths, performance, and positioning; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;

(2)	a Sub-Adviser Tear Sheet, which covered in greater detail the Sub-Adviser’s performance, returns, and investment exposures;
(3)

a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure.

The information the Board received for each newly proposed Sub-Adviser generally included:

(1)

summary information regarding the investment thesis and strengths; portfolio expectations; a firm-wide risk evaluation and a strategy risk evaluation; an assessment of business infrastructure, valuation, liquidity, trade execution and allocation, and compliance; and a summary of the key terms of the Sub-Advisory Agreement;

(2)

a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation, internal controls, counterparties, service providers, and regulatory and compliance infrastructure; and

(3)	a Manager Investment Review, which covered, in greater detail, each Sub-Adviser’s investment thesis, personnel, and business and financial evaluation.

Prior to the meetings, the Board also received each Sub-Adviser’s responses to information requests under Section 15(c) of the 1940 Act by which the Board requested information about, among other things: (i) general financial information; (ii) any material business dealings with Blackstone and the Fund’s service providers; (iii) the Sub-Adviser’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters. Additionally, for each newly proposed Sub-Adviser, the Board received a copy of the Sub-Adviser’s compliance program under Rule 38a-1 of the 1940 Act, including its code of ethics.

With respect to the Amended and Restated Sub-Advisory Agreements with Two Sigma and Caspian, respectively, each approved in February 2019, the Board reviewed the proposed changes to each sub-advisory agreement, which the Board had most recently approved at the May 8-9, 2018 meeting.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with the Independent Trustees’ independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Fund and would not increase the fees or expenses otherwise incurred by the Fund or its shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its most recent consideration and approval of the sub-advisory agreement with each of Two Sigma and Caspian, and the fact that the proposed changes to the agreements were not expected to result in any changes in the nature, extent, or quality of the services provided to the Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

Following this discussion, the Board, including a majority of the Independent Trustees, determined to approve the Continued Sub-Advisory Agreements, the New Sub-Advisory Agreements, and the Amended and Restated Sub-Advisory Agreements on the basis of the following factors, among others, for each Sub-Adviser:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser:

(1)	the Sub-Adviser’s personnel, operations, and, where available, financial condition;
(2)	the Sub-Adviser’s investment expertise and strengths;
(3)	percentage of assets that are or potentially would be allocated to the Sub-Adviser;
(4)

investment return on other assets that are managed by the Sub-Adviser and related investment risks or the potential investment return and related investment risks and the extent to which these matters might be relevant to the Sub-Adviser’s management of assets of the Fund;

(5)

the Sub-Adviser’s experience and performance managing hedge funds or other products and the extent to which the Sub-Adviser’s strategy for the Fund would overlap with its strategy for hedge funds or other products;

(6)	where applicable, the Sub-Adviser’s experience and performance as a Sub-Adviser to the Fund since its inception; and
(7)	the experience and depth of the Sub-Adviser’s portfolio management team managing hedge fund or other products and its ability to manage risk.

Where applicable, the Board also considered information about the experience of BAIA’s affiliates (if any) in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve or continue the Sub-Advisory Agreements.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the recent performance record of the Fund’s assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and Fund operating expenses over various periods, including in many cases the year-to-date period, recent calendar month and year periods, and the inception-to-date period), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, the Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index, and the Sub-Adviser’s hedge fund strategy, such as annualized return, standard deviation (which is a common measure of volatility), Sharpe ratio, and alpha and beta statistics (where available). On the basis of the Board’s assessment, while recognizing that there can be no assurance of any particular investment outcome, the Board concluded that the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of providing reasonable investment performance to the Fund.

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed (i) each Sub-Adviser’s sub-advisory fee (and proposed sub-advisory fee in the case of BRESSA, Nephila, Sorin, GSO, Sage Rock, and Good Hill) for managing the allocated Fund assets, including any fee breakpoints; (ii) each Sub-Adviser’s resources devoted or expected to be devoted to the Fund; and (iii) any information provided in response to inquiries regarding the profitability to each Sub-Adviser from providing sub-advisory

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

services to the Fund. The Board considered the specific resources that each Sub-Adviser devoted or expected to devote to the Fund for investment analysis, risk management, compliance, and order execution, and the extent to which each Sub-Adviser’s investment process is or would be scalable.

The Board noted that the compensation paid to each Sub-Adviser was paid by BAIA, not the Fund, and, accordingly, that the retention of each Sub-Adviser did not increase the fees or expenses otherwise incurred by shareholders of the Fund. It also noted that the terms of each Sub-Adviser’s Sub-Advisory Agreement were the result of separate arm’s-length negotiations between BAIA and the Sub-Adviser. The Board considered information comparing the sub-advisory fees to the fees that each Sub-Adviser charges for providing investment advisory services to certain other clients. The Board also considered information regarding the impact that retaining the Sub-Advisers as sub-advisers to the Fund has or would have on BAIA’s profitability, as well as information about the blended average of all sub-advisory fees that BAIA pays the Sub-Advisers based on allocations of Fund assets among the Sub-Advisers.

The Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including economies of scale and the current and proposed breakpoints in the sub-advisory fees for certain Sub-Advisers. The Board concluded that the sub-advisory fees, subject to any applicable breakpoints, reflected the complexity of the operations of each Sub-Adviser’s portfolio within the Fund and were reasonable in light of the current and anticipated sizes of the portfolios. The Board further noted that it would have the opportunity to periodically re-examine whether the Fund had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio, in the future. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels, although the Fund’s expenses were sufficiently limited such that the expense cap did not currently apply.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser may receive from the Fund, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Fund’s shareholders or BAIA. The Board noted that each Sub-Adviser benefited from its relationship with BAIA. The Board concluded that other ancillary or “fall out” benefits derived by each Sub-Adviser from its relationship with BAIA or the Fund, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Fund and its shareholders, and were consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations

The Board reviewed and considered certain terms and conditions of each Sub-Adviser’s Sub-Advisory Agreement. After discussion, the Board concluded that the terms of each Sub-Adviser’s Sub-Advisory Agreement were reasonable and fair. It was noted that the Board would have the opportunity to periodically re-examine the terms of each Sub-Adviser’s Sub-Advisory Agreement in the future.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that each Sub-Adviser

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

provides (and is proposed to provide in the case of BRESSA, Nephila, Sorin, GSO, Sage Rock, and Good Hill) to the Fund and in light of the other factors described above that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined, or determined at the meetings, that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act and that each Sub-Adviser’s code of ethics was reasonably designed to prevent “access persons” (as defined in Rule 17j-1 under the 1940 Act) from engaging in any act, practice, or course of business prohibited by Rule 17j-1 under the 1940 Act. The Board based its approval or continuation of each Sub-Adviser’s Sub-Advisory Agreement on a comprehensive consideration of all relevant information presented to the Board at its meetings throughout the year, as applicable, and not as a result of any single controlling factor. The Board was assisted by the advice of independent legal counsel in approving each Sub-Adviser’s Sub-Advisory Agreement.

Board Approval of the Investment Management Agreement for Blackstone Multi-Strategy Fund, and each of its Wholly Owned Subsidiaries

At a meeting of the Board held in person on February 26-27, 2019, the Board, including a majority of the Independent Trustees, considered and approved (a) the investment management agreement by and between BAIA and the Trust, on behalf of the Blackstone Alternative Multi-Strategy Fund (the “BAMSF Investment Management Agreement”); and (b) the investment management agreements between BAIA and each of Blackstone Alternative Multi-Strategy Sub Fund II Ltd., Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Sub Funds”) (collectively, the “Sub Fund Agreements” and together with the BAMSF Investment Management Agreement, the “BAIA Investment Management Agreements”). Because the Sub Funds are wholly owned subsidiaries of the Fund, and because BAIA provides investment management services to the Fund and its Sub Funds on a collective basis, the Trustees evaluated the arrangements between BAIA and the Fund collectively with BAIA’s arrangements with the Sub Funds.

The Independent Trustees were assisted in their review of the BAIA Investment Management Agreements by their independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the BAIA Investment Management Agreements. Before the meeting, the Board received, among other things, (1) materials prepared by the Independent Trustees’ independent legal counsel regarding the relevant factors to consider in connection with the approval of the continuation of the BAIA Investment Management Agreements; (2) a presentation by BAIA relating to, among other things, BAIA’s experience and qualifications to serve as adviser to the Fund and the Sub Funds; (3) analysis of the fees and expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) as compared with a peer group of funds; (4) analysis of BAIA’s profitability for providing services to the Fund (on a combined basis with the Sub Funds); (5) information regarding BAIA’s Code of Ethics and compliance program; and (6) materials prepared by an outside firm, unaffiliated with the Fund or BAIA, that is in the business of regularly preparing reports for use by fund boards in considering investment advisory agreement approvals (the “Service Provider”) comparing the management fee rate and total operating expenses of the Fund (on a combined basis with the fees and expenses of the Sub Funds) to those of a peer group of funds determined by the Service Provider.

Prior to the meeting, the Board received BAIA’s responses to an information request under Section 15(c) of the 1940 Act that addressed, among other things: (i) general financial information; (ii) any material business dealings with the Fund’s service providers; (iii) BAIA’s business plan for the Fund for the coming year; (iv) costs, fees, other benefits, and profitability; and (v) risk management and regulatory compliance matters.

At the meeting, there was a discussion regarding the materials that had been provided to the Board, the terms of the BAIA Investment Management Agreements, the services being provided by BAIA, and other relevant

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

considerations. Following this discussion, the Board, including a majority of the Independent Trustees, considered the following factors, among others:

Nature, Extent, and Quality of the Services

The Board discussed BAIA’s personnel, operations, and financial condition and considered:

(1)	the background and experience of key investment personnel and BAIA’s ability to attract and retain talent;
(2)	BAIA’s focus on analysis of complex asset categories, including alternative investments;
(3)	BAIA’s disciplined investment approach and commitment to investment principles;
(4)	BAIA’s manager selection and due diligence process;
(5)	BAIA’s significant risk management, compliance, portfolio allocation, and operational efforts;
(6)	BAIA and Blackstone Advisory Partner L.P.’s strategic planning for the Fund in the marketplace; and
(7)	BAIA’s oversight of and interaction with sub-advisers and other service providers.

The Board concluded that the nature, extent, and quality of the management services provided were appropriate and thus supported a decision to renew the BAIA Investment Management Agreements. The Board also concluded that BAIA likely would be able to provide during the coming year the same quality of investment management and related services as provided in the past and that these services are appropriate in scope and extent in light of the Fund’s and the Sub Funds’ operations, the competitive landscape, and shareholders’ expectations.

Investment Performance of the Investment Adviser

The Board, including the Independent Trustees, received and considered information about (i) the one year, inception-to-date, quarter-to-date, and trailing three months performance information of the Fund (net of fees and expenses), each as compared to the MSCI World Total Return Index, Bloomberg Barclay’s Global Aggregate Bond Index, and HFRX Global Hedge Fund Index (the “Comparative Indices”); (ii) the historical monthly performance of the Fund since inception (net of fees and expenses); (iii) the inception-to-date standard deviation (a measurement of volatility) and Sharpe ratio (a measurement of risk-adjusted return) of the Fund as compared to the Comparative Indices; (iv) information about inception-to-date, one year, and quarter-to-date performance and risk measurements of the Fund as compared to a peer group selected by BAIA’s Mandate Oversight Committee (the “Committee”) (which included five funds in the Service Provider-prepared peer group) such as (a) annualized return, (b) standard deviation, (c) Sharpe ratio, (d) beta and alpha against the S&P 500, and (e) alpha against a custom benchmark index. The Board further considered information about the Fund’s inception-to-date, one-year, and three-year performance, volatility, Sharpe ratio, and beta ratio versus that of several indices.

The Board noted that, as of December 31, 2018 (i) the inception-to-date performance return was less than the corresponding return of the MSCI World Total Return Index, but greater than the corresponding returns of the Bloomberg Barclays Global Aggregate Bond Index and the HFRX Global Hedge Fund Index; (ii) the one-year performance return was less than the corresponding return of the Bloomberg Barclays Global Aggregate Bond Index, but greater than the HFRX Global Hedge Fund Index and the MSCI World Total Return Index; (iii) the inception-to-date performance return was greater than the corresponding return for all of the ten other funds in the Committee-prepared peer group (which included six funds in the Service Provider-prepared peer group) for which this information was shown; and (iv) the one-year performance return was greater than eight (and the same as one) of the nine other funds in the Committee-prepared peer group (which included six funds in the Service Provider-prepared peer group) for which this information was shown. The Board noted that, none of the indices presented are benchmarks or targets for the Fund but rather

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

are presented to allow for comparison of the Fund’s performance to that of well-known and widely recognized indices.

Taking into account such factors, the Board concluded that the investment performance generated by BAIA was generally satisfactory and that BAIA was capable of generating a level of long term investment performance that is appropriate in light of the Fund’s and the Sub Funds’ investment objectives, policies, and strategies, although recognizing that there can be no assurance of any particular investment outcome.

Fees and Expenses

The Board, including the Independent Trustees, compared the fee and expense ratio of the Fund’s Class I, Class Y, Class D, and Class R shares (before and after any fee waivers and expense reimbursements) for the calendar year ended December 31, 2018 against the fee and expense ratios of the Service Provider-prepared peer group. The Board also considered BAIA’s views as to the appropriateness of the Service Provider peer group. Specifically, the Board considered data based on information provided by the Service Provider indicating that, for the Fund’s Class I shares: (i) the contractual (before waivers) management (including both investment management and administration fees) fee rate was higher than the fee rate of six of the seven other funds in the Service Provider peer group; (ii) total net expenses (management fee and expenses after waiver) were higher than all seven other funds in the Service Provider peer group; and (iii) total fees were higher than all seven other funds in the Service Provider peer group.

The Board also took into consideration the peer group analysis prepared by BAIA, under the guidance of the Committee, which showed fees and expenses of the Fund’s Class I, Class Y, Class D, and Class R shares and a group of ten competitor funds selected by BAIA (including six funds from the Service Provider-prepared peer group). The Board noted that: (i) the contractual (before waivers) management fee rate for the Fund’s Class I, Class Y, Class D, and Class R shares was higher than the fee rate of eight of the ten other funds in the broader Committee-prepared peer group; (ii) total net expenses (management fee and expenses after waiver) for the Fund’s Class I, Class Y, and Class D shares were lower than two of the ten funds in the broader Committee-prepared peer group; and (iii) total fees for Class I were higher than six, Class Y higher than five, and Class D higher than seven, of the ten other funds in the broader Committee-prepared peer group. The Board considered the Fund’s fees and expenses in light of the scope, quality, and complexity of services provided by BAIA and determined that, given the scope, quality, and complexity of services provided by BAIA, the fees, while higher than those charged by peers, were appropriate. On the basis of the factors considered and information presented, the Board determined that the Fund’s fee rates were reasonable.

Costs of Services and Profitability

In analyzing the cost of services and profitability of BAIA, the Board considered BAIA’s resources devoted to the Fund as well as the revenues earned and expenses incurred by BAIA. The Board also considered profitability data provided by BAIA showing fees, revenues, and overhead expenses of the Fund. The Board took into account the significant investment by, and cost to, BAIA regarding service infrastructure to support the Fund and its investors. On the basis of the Board’s review of the fees to be charged by BAIA for investment advisory and related services, the relatively unique, and highly specialized, nature of the Fund’s investment program, BAIA’s financial information, and the estimated overhead costs associated with managing the Fund, the Board concluded that the level of investment management fees is appropriate in light of the services provided and the costs of providing those services, the management fees and overall expense ratios of comparable investment companies, and the cap on expenses established by the expense limitation agreement.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2019

Economies of Scale

The Board discussed various financial and economic considerations relating to the arrangement with BAIA, including economies of scale. The Board considered the management fee breakpoint for the Fund, noting that, for collective net assets of the Fund and its Sub Funds up to $2.5 billion, the management fee is calculated at a rate of 1.95%, and for collective net assets greater than or equal to $2.5 billion, the management fee is calculated at a rate of 1.80%. The Board concluded that the management fees, with the current breakpoint in place, reflected the complexity of the Fund’s and the Sub Funds’ operations and were reasonable in light of the Fund’s and Sub Funds’ current and anticipated size. The Board noted that it will have the opportunity to periodically re-examine whether the Fund and the Sub Funds had achieved economies of scale, as well as the appropriateness of management fees payable to BAIA, in the future. The Board further noted that certain Fund expenses were subject to an expense cap, an undertaking by BAIA intended to limit the Fund’s overall expenses at smaller asset levels.

Other Benefits

The Board discussed other potential benefits that BAIA may receive from the Fund. The Board noted that BAIA indicated that it does not expect to receive significant ancillary, soft dollar, or other “fall out” benefits as a result of its relationship with the Fund. The Board concluded that other benefits derived by BAIA from its relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and its shareholders, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Conclusion

The Board, including a majority of the Independent Trustees, concluded that the fees payable under the BAIA Investment Management Agreements were fair and reasonable with respect to the services that BAIA provides to the Fund it manages and in light of the other factors described above that the Board deemed relevant. The Board, including a majority of the Independent Trustees, determined to approve the continuation of the BAIA Investment Management Agreements based on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of the Independent Trustees’ independent legal counsel in this determination.

Additional Information

The Fund’s Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Multi-Strategy Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone

Blackstone Registered Funds

Privacy Notice

Rev January 2019

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   Assets and investment experience

∎   Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Who We Are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Real Estate Income Trust, Inc., Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Strategy Fund, Blackstone Diversified Multi-Strategy Fund, a sub-fund of Blackstone Alternative Investment Funds plc, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund, Blackstone / GSO Strategic Credit Fund, Blackstone / GSO Floating Rate Enhanced Income Fund and Blackstone / GSO Secured Lending Fund and Blackstone / GSO Floating Rate Enhanced Income Fund
What We Do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

∎   open an account or give us your income information

∎   provide employment information or give us your contact information

∎   tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

∎   sharing for affiliates’ everyday business purposes—information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Our joint marketing partners include financial services companies.
Other Important Information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone

Blackstone Registered Funds

Privacy Notice

GDPR PRIVACY STATEMENT

DATA PRIVACY NOTICE FOR INVESTORS

Why are you seeing this notice?

•

This Data Privacy Notice applies to you to the extent that European Union (“EU”) data protection legislation applies to our processing of your Personal Data (defined below) or to the extent you are a resident of the EU or the European Economic Area (“EEA”). If this Data Privacy Notice applies to you, you have certain rights with respect to your Personal Data which are contained in this Data Privacy Notice.

•	You may need to provide Personal Data to us as part of your investment into Blackstone Alternative Multi-Strategy Fund (the “Fund”).
•	We want you to understand how and why we use, store and otherwise process your Personal Data when you deal with us or our relevant affiliates.
•

“Personal Data” has the meaning given in the EU data protection legislation and includes any information relating to an identifiable individual (such as name, address, date of birth or economic information).

Please read the information below carefully. It explains how and why Personal Data is processed by us.

Who is providing this notice?

The Fund is committed to protecting and respecting your privacy.

The Fund-related entities on whose behalf this privacy statement is made are: (i) the Fund, (ii) Blackstone Alternative Investment Advisors LLC (the “Investment Adviser”), (iii), their respective affiliates, and in each case such persons’ legal and other advisors and agents (together, the “Fund Parties”).

Where we use the terms “we”, “us” and “our” in this Data Privacy Notice, we are referring to the Fund and the Fund Parties.

When you provide us with your Personal Data, the Fund acts as a “data controller”. In simple terms, this means that:

•	we “control” the Personal Data that you provide – including making sure that it is kept secure
•	we make certain decisions on how to use and protect your Personal Data – but only to the extent that we have informed you about the use or are otherwise permitted by law

What Personal Data do we collect about you?

The types of Personal Data we collect and share depends on the product or service you have with us and the nature of your investment. This information can include or be related to:

•	name, date of birth, country(ies) of citizenship, mailing and permanent address, email address, and telephone number
•	photo identification, including passports, driving license, and other government-issued IDs
•	bank and brokerage account information, including routing and account numbers
•	national insurance number and tax identification number
•	source of wealth, employment information, education history, number of dependents and income
•	assets and liabilities
•	investment strategy, experience, and activity

•	risk tolerance and transaction history
•	internet protocol address
•	cookie identification
•	information about your third-party representatives

The Personal Data collected about you will help us provide you with a better service and facilitate our business relationship.

•	We may combine Personal Data that you provide to us with Personal Data that we collect from, or about you, in some circumstances.
•	This will include Personal Data collected in an online or offline context.

Where do we obtain your Personal Data?

We collect, and have collected, Personal Data about you from a number of sources, including from you directly:

WHAT	HOW
Personal Data that you give us

• from the forms and any associated documentation that you complete when subscribing for an investment, shares and/or opening an account with us. This will include information about your name, address, date of birth, passport details or other national identifier, driving licence, your national insurance or social security number and income, employment information and details about your investment or retirement portfolio(s)

• when you provide it to us in correspondence and conversations

• when you make transactions with respect to the Fund

• when you purchase shares from us and/or tell us where to send money

Personal Data we obtain from others

• publicly available and accessible directories and sources

• bankruptcy registers

• tax authorities, including those that are based outside the United Kingdom and the EEA if you are subject to tax in another jurisdiction

• governmental and competent regulatory authorities to whom we have regulatory obligations

Why do we process your Personal Data?

We process your Personal Data for the following reasons:

WHY	HOW
Contract

It is necessary to perform our contract with you to:

• administer, manage and set up your investor account(s) to allow you to purchase your holding (of shares) in our funds

• meet the resulting contractual obligations we have to you

• facilitate the continuation or termination of the contractual relationship between you and the Fund

• facilitate the transfer of funds, and administering and facilitating any other transaction, between you and the Fund

Compliance with law

It is necessary for compliance with an applicable legal or regulatory obligation to which we are subject to:

• undertake our client and investor due diligence, and on-boarding checks

• carry out verification, know your client (KYC), terrorist financing and anti-money laundering checks

• verify the identity and addresses of our investors (and, if applicable their beneficial owners)

• comply with requests from regulatory, governmental, tax and law enforcement authorities

• surveillance and investigation

WHY	HOW
• carry out audit checks • maintain statutory registers • prevent and detect fraud • comply with sanctions laws
Our legitimate interests

For our legitimate interests or those of a third party to:

• manage and administer your holding in any funds in which you are invested, and any related accounts on an ongoing basis

• assess and process any applications or requests made by you

• open, maintain or close accounts in connection with your investment in, or withdrawal from, the Fund

• send updates, information and notices or otherwise correspond with you in connection with your investment in the Fund

• address or investigate any complaints, claims, proceedings or disputes

• provide you with, and inform you about, our investment products and services

• monitor and improve our relationships with investors

• comply with applicable regulatory obligations

• manage our risk and operations

• comply with our accounting and tax reporting requirements

• comply with our audit requirements

• assist with internal compliance with our policies and process

• ensure appropriate group management and governance

• keep our internal records

• prepare reports on incidents / accidents

• protect our business against fraud, breach of confidence, theft of proprietary materials, and other financial or business crimes (to the extent that this is not required of us by law)

• analyse and manage commercial risks

• seek professional advice, including legal advice

• enable any actual or proposed, assignee or transferee, participant or sub-participant of the Fund’s or

• Fund vehicles’ rights or obligations to evaluate proposed transactions

• facilitate business asset transactions involving the

• Fund or Fund-related vehicles

• monitor communications to/from us using our systems

• protect the security and integrity of our IT systems

We only rely on these interests where we have considered that, on balance, our legitimate interests are not overridden by your interests, fundamental rights or freedoms.

Monitoring as described at (3) above

We monitor communications where the law requires us to do so. We will also monitor where we are required to do so to comply with our regulatory rules and practices and, where we are permitted to do so, to protect our business and the security of our systems.

Who we share your Personal Data with

We will share your Personal Data with the following persons for the following reasons:

WHO	WHY
Fund associates	We share your Personal Data with our associates, related parties and members of our group. This is to: • manage our relationship with you • the purposes set out in this Data Privacy Notice

WHO	WHY
Fund Managers, Depositories, Administrators, Custodians, Investment Advisers

• delivering the services you require

• managing your investment

• supporting and administering investment-related activities

• complying with applicable investment laws and regulations

Fund and investment specific details of these third parties can be found in the relevant subscription documents you have been provided with

Tax Authorities

• to comply with applicable laws and regulations

• where required by EEA tax authorities (who, in turn, may share your Personal Data with foreign tax authorities)

• where required by foreign tax authorities, including outside of the EEA

Service Providers	• delivering and facilitating the services needed to support our business relationship with you • supporting and administering investment-related activities
Our lawyers, auditors and other professional advisors	• providing you with investment-related services • to comply with applicable legal and regulatory requirements

In exceptional circumstances, we will share your Personal Data with:

•	competent regulatory, prosecuting and other governmental agencies or litigation counterparties, in any country or territory
•	organisations and agencies – where we are required to do so by law

Do you have to provide us with this Personal Data?

Unless otherwise indicated, you should assume that we require the Personal Data for business and/or compliance purposes.

Where we collect Personal Data from you that is purely voluntary and there are no implications for you if you do not wish to provide us with it, we will indicate as such.

Some of the Personal Data we request is necessary for us to perform our contract with you and if you do not wish to provide us with this Personal Data, it will affect our ability to provide our services to you and manage your investment.

Sending your Personal Data internationally

We will transfer your Personal Data to our group members, shareholders of the Fund and related parties, and to third party service providers outside of the EEA, which do not have similarly strict data protection and privacy laws.

Where we transfer Personal Data to other members of our group, or our service providers, we have put in place data transfer agreements and safeguards using European Commission approved terms.

Please contact us if you would like to know more about these agreements or receive a copy of them. Please see below for our contact details.

Consent – and your right to withdraw it

We do not generally rely on obtaining your consent to process your Personal Data.

If we do, you have the right to withdraw this consent at any time.

Please contact us or send us an email at GDPRqueries@blackstone.com at any time if you wish to do so.

Retention and deletion of your Personal Data

We keep your Personal Data for as long as it is required by us for our legitimate business purposes, to perform our contractual obligations, or where longer, such longer period as is required by law or regulatory obligations which apply to us.

•	We will generally retain Personal Data about you throughout the life cycle of any investment you are involved in
•	Some Personal Data will be retained after your relationship with us ends As a general principle, we do not retain your Personal Data for longer than we need it.

We will usually delete your Personal Data (at the latest) after you cease to be an investor in any investment vehicle related to the Fund and there is no longer any legal or regulatory requirement or other legitimate business purpose for retaining your Personal Data.

Your rights

You have certain data protection rights, including:

•	the right to access your Personal Data
•	the right to restrict the use of your Personal Data
•	the right to have incomplete or inaccurate Personal Data corrected
•	the right to ask us to stop processing your Personal Data
•	the right to require us to delete your Personal Data in some limited circumstances

From 25 May 2018, you also have the right in some circumstances to request for us to “port” your Personal Data in a portable, re-usable format to other organisations (where this is possible).

Concerns or queries

We take your concerns very seriously. We encourage you to bring it to our attention if you have any concerns about our processing your Personal Data.

This Data Privacy Notice was drafted with simplicity and clarity in mind. We are, of course, happy to provide any further information or explanation needed. Our contact details are below.

If you want to make a complaint, you can also contact the body regulating data protection in your country, where you live or work, or the location where the data protection issue arose. A list of the EU data protection authorities is available by clicking this link:

http://ec.europa.eu/newsroom/article29/item-detail.cfm?item_id=612080.

Contact us

Please contact us if you have any questions about this Data Privacy Notice or the Personal Data we hold about you.

Contact us by email at GDPRqueries@blackstone.com.

Contact us in writing using the address below:

Address	The Blackstone Group Attn: Legal and Compliance 345 Park Avenue New York, NY 10154

Changes to this Data Privacy Notice

We keep this Data Privacy Notice under regular review.

This Data Privacy Notice was last updated on 24 May 2018.

Blackstone Alternative Multi-Strategy Fund

a series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Peter M. Gilbert

Investment Adviser

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer and Chief Compliance Officer

Natasha Kulkarni, Secretary

Cyrus B. Richardson, Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.bxmix.com. You can also get this information at no cost by calling the Fund at 1-855-890-7725.

Item 2.	Code of Ethics.

(a) The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No disclosures are required by this Item 2(b).

(c) The Registrant has not made any amendments to its code of ethics during the reporting period for this Form N-CSR.

(d) There have been no waivers granted by the Registrant to individuals covered by the Registrant’s code of ethics during the reporting period for this form N-CSR.

(e) Not applicable.

(f) A copy of the Registrant’s code of ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

(3) Not applicable.

Item 4.	Principal Accountant Fees and Services.

		Current Fiscal Year(1)	Previous Fiscal Year
(a)	Audit Fees	$220,000	$200,000
(b)	Audit-Related Fees	$0	$0
(c)	Tax Fees(2)	$37,500	$37,500
(d)	All Other Fees	$0	$0

(1)	No fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the current fiscal year.
(2)	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the Registrant’s independent auditors provide to the Registrant, and (ii) all non-audit services that the Registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC (“BAIA”), the investment adviser of the Registrant, and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	Current Fiscal Year	Previous Fiscal Year
(b)	0%	0%
(c)	0%	0%
(d)	0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant.

Current Fiscal Year	Previous Fiscal Year
$0	$0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13.	Exhibits.

(a) (1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date May 29, 2019

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date May 29, 2019